UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

May 31, 2011

1.816022.106

STI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc. (a)(d)	54,174	$ 626,251
Amerigon, Inc. (a)(d)	17,999	299,323
BorgWarner, Inc. (a)(d)	93,607	6,787,444
Cooper Tire & Rubber Co.	44,174	1,067,244
Dana Holding Corp. (a)	106,349	1,927,044
Drew Industries, Inc. (d)	15,270	403,128
Exide Technologies (a)(d)	52,913	521,722
Federal-Mogul Corp. Class A (a)	29,268	677,847
Fuel Systems Solutions, Inc. (a)(d)	12,754	318,085
Gentex Corp.	104,385	3,063,700
Johnson Controls, Inc.	537,531	21,286,228
Lear Corp.	80,477	4,089,841
Modine Manufacturing Co. (a)	35,448	562,914
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,778	38,346
Spartan Motors, Inc.	9,239	44,255
Standard Motor Products, Inc. (d)	19,696	297,410
Stoneridge, Inc. (a)	18,983	290,820
Strattec Security Corp.	737	17,629
Superior Industries International, Inc.	27,366	599,589
Tenneco, Inc. (a)(d)	44,335	1,850,986
The Goodyear Tire & Rubber Co. (a)	181,005	3,209,219
TRW Automotive Holdings Corp. (a)(d)	75,514	4,294,481
Visteon Corp. (a)	34,596	2,120,389
		54,393,895
Automobiles - 0.5%
Ford Motor Co. (a)	2,826,215	42,167,128
General Motors Co.	429,576	13,664,813
Harley-Davidson, Inc.	175,532	6,522,769
Tesla Motors, Inc. (a)(d)	31,321	944,015
Thor Industries, Inc. (d)	28,137	908,825
Winnebago Industries, Inc. (a)(d)	25,089	287,269
		64,494,819
Distributors - 0.1%
Audiovox Corp. Class A (a)	3,942	29,999
Core-Mark Holding Co., Inc. (a)	6,815	243,568
Genuine Parts Co.	120,127	6,582,960
LKQ Corp. (a)	110,030	2,925,698
Pool Corp. (d)	45,057	1,362,524
		11,144,749
Diversified Consumer Services - 0.3%
American Public Education, Inc. (a)(d)	18,624	815,359
Apollo Group, Inc. Class A (non-vtg.) (a)	97,272	3,998,852
Archipelago Learning, Inc. (a)(d)	8,085	85,782
Bridgepoint Education, Inc. (a)(d)	12,062	283,336
Capella Education Co. (a)(d)	14,362	694,259
Career Education Corp. (a)	49,176	1,057,284
Coinstar, Inc. (a)(d)	23,719	1,260,190
Corinthian Colleges, Inc. (a)(d)	92,351	356,475

	Shares	Value
CPI Corp. (d)	5,845	$ 83,759
DeVry, Inc.	44,935	2,419,750
Education Management Corp. (a)(d)	31,243	672,662
Grand Canyon Education, Inc. (a)	21,464	276,886
H&R Block, Inc.	231,040	3,742,848
Hillenbrand, Inc.	45,652	1,038,583
ITT Educational Services, Inc. (a)(d)	25,984	1,787,180
K12, Inc. (a)(d)	20,468	712,286
Learning Tree International, Inc.	3,604	34,166
Lincoln Educational Services Corp.	10,874	159,087
Matthews International Corp. Class A	24,654	963,725
National American University Holdings, Inc.	2,830	21,310
Nobel Learning Communities, Inc. (a)	943	10,854
Pre-Paid Legal Services, Inc. (a)(d)	9,614	637,985
Princeton Review, Inc. (a)	16,356	3,600
Regis Corp.	41,282	616,340
Service Corp. International (d)	177,718	2,040,203
Sotheby's Class A (Ltd. vtg.)	48,663	2,071,097
Steiner Leisure Ltd. (a)(d)	11,684	584,200
Stewart Enterprises, Inc. Class A (d)	61,136	455,463
Strayer Education, Inc. (d)	9,993	1,200,959
Universal Technical Institute, Inc. (d)	26,706	484,447
Weight Watchers International, Inc.	27,299	2,190,472
		30,759,399
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	20,063	332,645
Ambassadors Group, Inc.	18,954	180,442
Ameristar Casinos, Inc.	19,418	436,128
Bally Technologies, Inc. (a)(d)	39,952	1,574,508
Biglari Holdings, Inc. (a)	666	265,368
BJ's Restaurants, Inc. (a)(d)	23,859	1,222,297
Bluegreen Corp. (a)	12,276	42,229
Bob Evans Farms, Inc.	29,211	915,765
Boyd Gaming Corp. (a)(d)	54,623	515,641
Bravo Brio Restaurant Group, Inc.	13,661	303,274
Brinker International, Inc.	68,262	1,759,794
Buffalo Wild Wings, Inc. (a)(d)	15,157	949,434
California Pizza Kitchen, Inc. (a)	39,911	734,762
Caribou Coffee Co., Inc. (a)(d)	19,840	210,899
Carnival Corp. unit	317,790	12,333,430
CEC Entertainment, Inc.	22,550	917,560
Chipotle Mexican Grill, Inc. (a)(d)	25,899	7,486,624
Choice Hotels International, Inc. (d)	25,683	915,342
Churchill Downs, Inc.	11,407	498,258
Cracker Barrel Old Country Store, Inc. (d)	20,408	966,931
Darden Restaurants, Inc.	97,389	4,932,753
Denny's Corp. (a)(d)	78,114	319,486
DineEquity, Inc. (a)	14,075	756,672
Domino's Pizza, Inc. (a)(d)	31,985	797,066
Dover Downs Gaming & Entertainment, Inc.	1,655	5,892
Dover Motorsports, Inc. (a)	10,964	22,586
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Empire Resorts, Inc. (a)	14,578	$ 8,454
Gaylord Entertainment Co. (a)(d)	23,441	755,972
Great Wolf Resorts, Inc. (a)	12,535	37,354
Hyatt Hotels Corp. Class A (a)(d)	28,091	1,252,297
International Game Technology	220,375	3,799,265
International Speedway Corp. Class A	21,919	627,103
Interval Leisure Group, Inc. (a)	32,363	438,842
Isle of Capri Casinos, Inc. (a)(d)	22,664	199,896
Jack in the Box, Inc. (a)(d)	46,233	1,026,835
Jamba, Inc. (a)(d)	64,608	148,598
Krispy Kreme Doughnuts, Inc. (a)(d)	51,721	434,456
Las Vegas Sands Corp. (a)	347,469	14,433,862
Life Time Fitness, Inc. (a)(d)	31,151	1,146,045
Luby's, Inc. (a)	16,034	80,170
Marcus Corp.	22,062	231,651
Marriott International, Inc. Class A	239,004	9,036,741
McCormick & Schmick's Seafood Restaurants (a)	15,095	138,119
McDonald's Corp.	803,257	65,497,576
MGM Mirage, Inc. (a)	240,343	3,621,969
Monarch Casino & Resort, Inc. (a)	5,269	49,107
Morgans Hotel Group Co. (a)(d)	30,367	253,564
MTR Gaming Group, Inc. (a)	6,307	17,849
Multimedia Games Holdng Co., Inc. (a)	14,326	79,080
O'Charleys, Inc. (a)(d)	11,145	80,801
Orient Express Hotels Ltd. Class A (a)	69,878	816,874
P.F. Chang's China Bistro, Inc. (d)	20,549	829,974
Panera Bread Co. Class A (a)(d)	20,573	2,572,242
Papa John's International, Inc. (a)(d)	21,131	700,070
Peet's Coffee & Tea, Inc. (a)(d)	17,030	866,657
Penn National Gaming, Inc. (a)(d)	55,227	2,236,694
Pinnacle Entertainment, Inc. (a)(d)	67,938	987,139
Premier Exhibitions, Inc. (a)	1,509	2,218
Red Robin Gourmet Burgers, Inc. (a)(d)	23,193	851,183
Rick's Cabaret International, Inc. (a)	6,282	60,244
Royal Caribbean Cruises Ltd. (a)(d)	98,522	3,842,358
Ruby Tuesday, Inc. (a)(d)	47,027	498,486
Ruth's Hospitality Group, Inc. (a)(d)	24,452	130,818
Scientific Games Corp. Class A (a)(d)	50,080	493,789
Shuffle Master, Inc. (a)(d)	46,223	503,368
Six Flags Entertainment Corp.	22,088	1,760,414
Sonic Corp. (a)(d)	67,218	772,335
Speedway Motorsports, Inc.	6,646	96,234
Starbucks Corp.	567,756	20,887,743
Starwood Hotels & Resorts Worldwide, Inc. (d)	132,165	8,059,422
Summit Hotel Properties, Inc.	30,637	344,973
Texas Roadhouse, Inc. Class A	62,726	1,080,769
The Cheesecake Factory, Inc. (a)(d)	34,842	1,106,930
Town Sports International Holdings, Inc. (a)	14,381	95,634

	Shares	Value
Vail Resorts, Inc. (a)(d)	26,158	$ 1,272,587
Wendy's/Arby's Group, Inc.	275,014	1,383,320
WMS Industries, Inc. (a)	42,098	1,324,403
Wyndham Worldwide Corp.	132,572	4,614,831
Wynn Resorts Ltd.	67,245	9,852,737
Yum! Brands, Inc.	352,608	19,506,275
		230,342,113
Household Durables - 0.6%
American Biltrite, Inc. (a)	377	3,483
American Greetings Corp. Class A (d)	33,085	794,040
Bassett Furniture Industries, Inc.	2,027	17,432
Beazer Homes USA, Inc. (a)(d)	84,882	357,353
Blyth, Inc.	10,182	464,096
Cavco Industries, Inc. (a)(d)	9,589	413,861
Cobra Electronics Corp. (a)	1,132	4,154
CSS Industries, Inc.	11,318	208,591
D.R. Horton, Inc.	203,541	2,479,129
Dixie Group, Inc. (a)	3,266	13,685
Emerson Radio Corp. (a)	26,029	61,949
Ethan Allen Interiors, Inc. (d)	21,402	498,025
Flexsteel Industries, Inc.	1,915	28,457
Fortune Brands, Inc.	114,144	7,388,541
Furniture Brands International, Inc. (a)(d)	40,905	195,935
Garmin Ltd. (d)	78,178	2,664,306
Harman International Industries, Inc.	51,385	2,464,938
Helen of Troy Ltd. (a)	27,742	898,563
Hooker Furniture Corp.	14,148	155,628
Hovnanian Enterprises, Inc. Class A (a)(d)	101,228	267,242
iRobot Corp. (a)(d)	23,735	797,496
Jarden Corp.	66,376	2,325,815
KB Home (d)	56,715	696,460
Kid Brands, Inc. (a)	6,067	32,580
Koss Corp.	2,928	16,075
La-Z-Boy, Inc. (a)(d)	38,301	423,992
Leggett & Platt, Inc.	106,177	2,742,552
Lennar Corp. Class A (d)	126,416	2,399,376
Libbey, Inc. (a)(d)	18,258	289,024
Lifetime Brands, Inc.	283	3,246
M.D.C. Holdings, Inc.	27,639	744,871
M/I Homes, Inc. (a)(d)	27,287	342,998
Meritage Homes Corp. (a)(d)	29,615	740,375
Mohawk Industries, Inc. (a)	40,387	2,686,543
Newell Rubbermaid, Inc.	211,000	3,757,910
NVR, Inc. (a)(d)	4,165	3,107,090
PulteGroup, Inc. (a)(d)	246,217	2,078,071
Ryland Group, Inc.	35,442	647,880
Sealy Corp., Inc. (a)(d)	20,405	53,461
Skyline Corp.	6,167	112,548
Standard Pacific Corp. (a)(d)	107,974	428,657
Stanley Black & Decker, Inc.	129,943	9,600,189
Stanley Furniture Co., Inc. (a)	6,253	32,015
Tempur-Pedic International, Inc. (a)	50,400	3,278,016
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Toll Brothers, Inc. (a)	102,117	$ 2,221,045
Tupperware Brands Corp.	43,929	2,875,592
Universal Electronics, Inc. (a)(d)	15,725	400,830
Whirlpool Corp.	56,463	4,731,599
		66,945,714
Internet & Catalog Retail - 0.8%
1-800-FLOWERS.com, Inc. Class A (a)	26,558	82,330
Amazon.com, Inc. (a)	273,309	53,757,147
Blue Nile, Inc. (a)(d)	12,438	621,900
dELiA*s, Inc. (a)	3,266	5,650
drugstore.com, Inc. (a)	60,886	231,062
Expedia, Inc.	152,264	4,264,915
Gaiam, Inc. Class A	13,834	71,107
Geeknet, Inc. (a)	1,295	38,410
Hollywood Media Corp. (a)	1,132	1,823
HSN, Inc. (a)	30,688	1,080,524
Liberty Media Corp. Interactive Series A (a)	449,711	8,189,237
Netflix, Inc. (a)(d)	34,729	9,404,613
NutriSystem, Inc.	29,538	418,258
Orbitz Worldwide, Inc. (a)(d)	14,148	32,540
Overstock.com, Inc. (a)	15,873	230,635
PetMed Express, Inc. (d)	35,429	453,845
Priceline.com, Inc. (a)	38,128	19,643,164
Shutterfly, Inc. (a)(d)	23,528	1,426,267
ValueVision Media, Inc. Class A (a)	20,455	148,094
Vitacost.com, Inc. (a)(d)	18,738	96,126
		100,197,647
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)	9,536	136,842
Black Diamond, Inc. (a)	2,830	23,319
Brunswick Corp. (d)	75,102	1,628,211
Callaway Golf Co. (d)	68,062	460,780
Eastman Kodak Co. (a)(d)	188,458	629,450
Hasbro, Inc.	92,971	4,252,494
JAKKS Pacific, Inc. (a)(d)	26,080	517,166
Johnson Outdoors, Inc. Class A (a)	2,591	41,326
Leapfrog Enterprises, Inc. Class A (a)	37,019	167,696
Marine Products Corp. (a)(d)	12,882	81,028
Mattel, Inc.	304,154	8,028,145
Meade Instruments Corp. (a)	123	449
Nautilus, Inc. (a)	5,660	14,150
Polaris Industries, Inc.	26,640	2,939,724
Smith & Wesson Holding Corp. (a)	100,101	348,351
Steinway Musical Instruments, Inc. (a)	5,069	126,624
Sturm Ruger & Co., Inc. (d)	39,887	878,312
Summer Infant, Inc. (a)	26,950	222,877
		20,496,944
Media - 3.1%
A.H. Belo Corp. Class A	8,207	59,501

	Shares	Value
Arbitron, Inc.	20,810	$ 888,587
Ascent Media Corp. (a)	16,776	804,745
Ballantyne of Omaha, Inc. (a)(d)	14,823	84,343
Belo Corp. Series A (d)	72,374	574,650
Cablevision Systems Corp. - NY Group Class A	181,920	6,461,798
Carmike Cinemas, Inc. (a)(d)	23,866	173,267
CBS Corp. Class B	488,950	13,666,153
Charter Communications, Inc. Class A (a)	27,754	1,567,823
Cinemark Holdings, Inc.	52,334	1,138,265
CKX, Inc. (a)	52,227	285,682
Clear Channel Outdoor Holding, Inc. Class A (a)	45,127	667,880
Comcast Corp. Class A	2,202,992	55,603,518
Crown Media Holdings, Inc. Class A (a)(d)	9,117	18,599
Cumulus Media, Inc. Class A (a)(d)	41,830	166,483
Dex One Corp. (a)	53,288	124,694
DIRECTV (a)	643,607	32,347,688
Discovery Communications, Inc. (a)	218,196	9,504,618
DISH Network Corp. Class A (a)(d)	160,291	4,853,611
DreamWorks Animation SKG, Inc. Class A (a)(d)	45,636	1,091,157
E.W. Scripps Co. Class A (a)	26,632	228,503
Emmis Communications Corp. Class A (a)	8,748	10,235
Entercom Communications Corp. Class A (a)(d)	23,298	215,972
Entravision Communication Corp. Class A (a)	50,621	104,785
Fisher Communications, Inc. (a)	2,929	87,284
Gannett Co., Inc.	174,919	2,494,345
Gray Television, Inc. (a)	8,201	21,733
Harris Interactive, Inc. (a)	5,913	4,501
Harte-Hanks, Inc.	49,901	409,188
Insignia Systems, Inc. (d)	2,513	11,937
Interpublic Group of Companies, Inc.	370,486	4,419,898
John Wiley & Sons, Inc. Class A	37,069	1,964,657
Journal Communications, Inc. Class A (a)	21,579	116,311
Knology, Inc. (a)(d)	39,011	608,962
Lamar Advertising Co. Class A (a)(d)	41,834	1,214,859
Lee Enterprises, Inc. (a)(d)	26,108	31,330
Liberty Global, Inc. Class A (a)(d)	176,803	7,964,975
Liberty Media Corp.:
Capital Series A (a)	61,430	5,598,730
Starz Series A (a)	38,912	2,967,818
LIN TV Corp. Class A (a)	39,505	187,254
Live Nation Entertainment, Inc. (a)(d)	120,474	1,389,065
LodgeNet Entertainment Corp. (a)(d)	29,743	108,265
Madison Square Garden Co. Class A (a)	42,023	1,156,053
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	38,649	202,134
McGraw-Hill Companies, Inc.	256,846	10,908,250
Media General, Inc. Class A (a)(d)	23,858	117,143
Meredith Corp.	31,964	1,010,382
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Morningstar, Inc. (d)	15,164	$ 916,057
National CineMedia, Inc.	44,194	787,095
Navarre Corp. (a)	6,532	11,496
New Frontier Media, Inc. (a)	5,632	8,786
News Corp. Class A	1,795,239	32,924,683
Omnicom Group, Inc.	232,025	10,851,809
PRIMEDIA, Inc.	5,972	42,043
Radio One, Inc. Class D (non-vtg.) (a)(d)	25,882	59,270
ReachLocal, Inc.	5,699	119,622
Regal Entertainment Group Class A	60,517	820,005
Rentrak Corp. (a)(d)	4,960	102,027
Saga Communications, Inc. Class A (a)	220	8,085
Salem Communications Corp. Class A	1,900	6,840
Scholastic Corp.	18,903	514,918
Scripps Networks Interactive, Inc. Class A	63,470	3,200,792
Sinclair Broadcast Group, Inc. Class A	40,057	385,348
Sirius XM Radio, Inc. (a)(d)	3,032,452	7,126,262
Spanish Broadcasting System, Inc. Class A (a)	7,659	5,438
SuperMedia, Inc. (a)(d)	21,266	92,294
The McClatchy Co. Class A (a)(d)	40,517	122,361
The New York Times Co. Class A (a)(d)	70,738	567,319
The Walt Disney Co.	1,376,326	57,296,451
Time Warner Cable, Inc.	271,227	20,944,149
Time Warner, Inc.	865,015	31,512,496
Valassis Communications, Inc. (a)(d)	37,153	1,078,552
Viacom, Inc. Class B (non-vtg.)	414,807	20,910,421
Virgin Media, Inc.	218,860	7,139,213
Warner Music Group Corp. (a)	36,855	304,054
Washington Post Co. Class B (d)	3,946	1,620,188
World Wrestling Entertainment, Inc. Class A (d)	48,615	505,596
		373,621,301
Multiline Retail - 0.7%
99 Cents Only Stores (a)	57,941	1,197,061
Big Lots, Inc. (a)	55,177	1,843,464
Dillard's, Inc. Class A	40,495	2,275,414
Dollar General Corp. (a)(d)	24,138	846,520
Dollar Tree, Inc. (a)	94,424	6,018,586
DSW, Inc. Class A (a)(d)	23,992	1,203,199
Family Dollar Stores, Inc.	90,103	5,022,341
Fred's, Inc. Class A	44,997	654,706
JCPenney Co., Inc.	154,332	5,467,983
Kohl's Corp.	211,847	11,278,734
Macy's, Inc.	319,665	9,231,925
Nordstrom, Inc.	130,622	6,117,028
Saks, Inc. (a)(d)	109,810	1,241,951
Sears Holdings Corp. (a)(d)	35,009	2,485,639
Target Corp.	509,617	25,241,330

	Shares	Value
The Bon-Ton Stores, Inc.	30,932	$ 328,807
Tuesday Morning Corp. (a)	29,494	145,700
		80,600,388
Specialty Retail - 2.0%
A.C. Moore Arts & Crafts, Inc. (a)	3,492	9,568
Aarons, Inc. Class A	57,398	1,619,198
Abercrombie & Fitch Co. Class A	67,776	5,135,388
Advance Auto Parts, Inc.	61,864	3,841,754
Aeropostale, Inc. (a)(d)	71,063	1,343,091
America's Car Mart, Inc. (a)(d)	11,435	323,039
American Eagle Outfitters, Inc.	141,526	1,876,635
ANN, Inc. (a)	51,477	1,449,078
Asbury Automotive Group, Inc. (a)(d)	24,637	413,902
Ascena Retail Group, Inc. (a)	49,800	1,666,308
AutoNation, Inc. (a)(d)	55,596	1,951,420
AutoZone, Inc. (a)	23,054	6,777,876
Barnes & Noble, Inc. (d)	29,397	576,769
bebe Stores, Inc.	34,397	228,052
Bed Bath & Beyond, Inc. (a)	193,972	10,453,151
Best Buy Co., Inc. (d)	246,213	7,819,725
Big 5 Sporting Goods Corp.	17,815	169,243
Body Central Corp.	9,757	236,510
Books-A-Million, Inc. (d)	4,843	18,258
Brown Shoe Co., Inc. (d)	43,285	446,268
Build-A-Bear Workshop, Inc. (a)	4,442	29,761
Cabela's, Inc. Class A (a)	29,270	718,871
Cache, Inc. (a)	3,160	16,400
CarMax, Inc. (a)(d)	179,445	5,322,339
Casual Male Retail Group, Inc. (a)(d)	7,641	33,238
Charming Shoppes, Inc. (a)(d)	75,289	311,696
Chico's FAS, Inc.	133,918	2,019,483
Christopher & Banks Corp.	19,939	119,435
Citi Trends, Inc. (a)(d)	15,835	264,445
Coldwater Creek, Inc. (a)(d)	58,086	109,202
Collective Brands, Inc. (a)(d)	49,275	768,690
Conn's, Inc. (a)(d)	8,558	53,145
Cost Plus, Inc. (a)(d)	10,553	95,399
Destination Maternity Corp.	10,818	223,067
Dick's Sporting Goods, Inc. (a)(d)	62,374	2,478,743
Express, Inc.	43,395	916,502
Finish Line, Inc. Class A	36,034	830,944
Foot Locker, Inc.	114,795	2,862,987
GameStop Corp. Class A (a)(d)	114,498	3,203,654
Gap, Inc. (d)	270,096	5,239,862
Genesco, Inc. (a)(d)	21,882	984,471
GNC Holdings, Inc.	16,742	340,365
Group 1 Automotive, Inc.	18,863	730,564
Guess?, Inc.	46,099	2,107,646
Haverty Furniture Companies, Inc.	18,287	203,534
hhgregg, Inc. (a)(d)	16,659	257,715
Hibbett Sports, Inc. (a)(d)	24,940	1,038,502
Home Depot, Inc.	1,283,010	46,547,603
Hot Topic, Inc. (d)	56,426	439,559
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Jos. A. Bank Clothiers, Inc. (a)(d)	19,775	$ 1,129,153
Kirkland's, Inc. (a)(d)	11,739	153,311
Limited Brands, Inc.	211,063	8,434,077
Lithia Motors, Inc. Class A (sub. vtg.) (d)	22,674	405,865
Lowe's Companies, Inc.	1,065,321	25,716,849
Lumber Liquidators Holdings, Inc. (a)(d)	23,719	639,701
MarineMax, Inc. (a)(d)	11,109	92,427
Midas, Inc. (a)	16,552	116,857
Monro Muffler Brake, Inc.	31,221	1,009,999
New York & Co., Inc. (a)	21,315	112,970
O'Reilly Automotive, Inc. (a)	103,670	6,231,604
Office Depot, Inc. (a)	220,852	929,787
OfficeMax, Inc. (a)(d)	68,373	571,598
Pacific Sunwear of California, Inc. (a)(d)	65,961	210,416
Penske Automotive Group, Inc.	30,157	626,059
Perfumania Holdings, Inc. (a)	307	4,298
PetSmart, Inc.	85,343	3,866,038
Pier 1 Imports, Inc. (a)(d)	92,879	1,107,118
RadioShack Corp. (d)	90,100	1,419,976
Rent-A-Center, Inc. (d)	46,853	1,520,848
Ross Stores, Inc.	91,364	7,488,193
rue21, Inc. (a)(d)	11,073	374,710
Sally Beauty Holdings, Inc. (a)(d)	67,589	1,132,792
Select Comfort Corp. (a)(d)	38,923	636,002
Shoe Carnival, Inc. (a)(d)	2,916	79,374
Signet Jewelers Ltd. (a)	59,241	2,725,678
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	35,830	468,298
Stage Stores, Inc. (d)	25,511	460,218
Staples, Inc.	552,378	9,290,998
Stein Mart, Inc.	18,624	182,515
Systemax, Inc. (a)(d)	7,197	103,781
Talbots, Inc. (a)(d)	38,015	181,332
The Buckle, Inc.	19,120	816,233
The Cato Corp. Class A (sub. vtg.)	33,996	925,371
The Children's Place Retail Stores, Inc. (a)(d)	19,845	997,013
The Men's Wearhouse, Inc.	42,239	1,454,289
The Pep Boys - Manny, Moe & Jack (d)	77,126	1,095,189
Tiffany & Co., Inc.	93,972	7,109,922
TJX Companies, Inc.	305,624	16,204,184
Tractor Supply Co. (d)	52,208	3,297,457
Trans World Entertainment Corp. (a)	3,266	6,336
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	33,038	1,849,467
Urban Outfitters, Inc. (a)	98,155	2,989,801
Vitamin Shoppe, Inc. (a)	17,024	693,388
West Marine, Inc. (a)(d)	3,604	37,446
Wet Seal, Inc. Class A (a)(d)	73,433	315,762
Williams-Sonoma, Inc.	67,372	2,637,614

	Shares	Value
Zale Corp. (a)	24,716	$ 154,722
Zumiez, Inc. (a)(d)	19,632	596,420
		243,226,511
Textiles, Apparel & Luxury Goods - 0.6%
American Apparel, Inc. (a)(d)	32,248	33,860
Carter's, Inc. (a)	41,803	1,325,155
Cherokee, Inc.	14,970	286,226
Coach, Inc.	227,833	14,503,849
Columbia Sportswear Co.	9,283	608,965
Crocs, Inc. (a)(d)	76,534	1,739,618
Culp, Inc. (a)	7,722	68,880
Deckers Outdoor Corp. (a)(d)	30,188	2,750,127
Fossil, Inc. (a)(d)	35,790	3,788,014
G-III Apparel Group Ltd. (a)(d)	9,432	404,821
Hanesbrands, Inc. (a)	67,355	2,041,530
Iconix Brand Group, Inc. (a)(d)	50,033	1,235,815
Joe's Jeans, Inc. (a)(d)	35,661	29,691
K-Swiss, Inc. Class A (a)	25,500	281,265
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)(d)	14,684	183,403
Liz Claiborne, Inc. (a)(d)	87,251	569,749
Maidenform Brands, Inc. (a)(d)	19,749	595,037
Movado Group, Inc.	13,520	223,891
NIKE, Inc. Class B	230,684	19,481,264
Oxford Industries, Inc. (d)	9,531	361,701
Perry Ellis International, Inc. (a)(d)	7,140	222,804
Phillips-Van Heusen Corp.	44,770	2,953,477
Polo Ralph Lauren Corp. Class A	48,099	6,097,510
Quiksilver, Inc. (a)(d)	87,775	409,032
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	29,059	507,951
Steven Madden Ltd. (a)(d)	23,881	1,331,127
The Jones Group, Inc.	68,805	845,613
Timberland Co. Class A (a)	45,147	1,474,952
True Religion Apparel, Inc. (a)	26,383	775,396
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	29,362	1,913,815
Unifi, Inc. (a)	20,674	287,369
Vera Bradley, Inc.	17,952	887,367
VF Corp.	65,424	6,520,810
Volcom, Inc.	15,225	372,556
Warnaco Group, Inc. (a)(d)	32,539	1,794,526
Wolverine World Wide, Inc.	34,114	1,334,540
		78,241,706
TOTAL CONSUMER DISCRETIONARY		1,354,465,186
CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)(d)	8,374	701,825
Brown-Forman Corp. Class B (non-vtg.)	83,441	6,047,804
Central European Distribution Corp. (a)(d)	50,193	630,424
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Bottling Co. Consolidated	3,395	$ 229,129
Coca-Cola Enterprises, Inc.	243,405	7,031,970
Constellation Brands, Inc. Class A (sub. vtg.) (a)	148,413	3,259,149
Dr Pepper Snapple Group, Inc.	175,905	7,247,286
Hansen Natural Corp. (a)	73,516	5,267,421
Jones Soda Co. (a)(d)	16,457	19,748
Molson Coors Brewing Co. Class B	120,510	5,621,792
National Beverage Corp.	8,441	119,440
PepsiCo, Inc.	1,235,614	87,876,868
The Coca-Cola Co.	1,652,666	110,414,615
		234,467,471
Food & Staples Retailing - 2.0%
Andersons, Inc. (d)	18,139	785,963
Arden Group, Inc. Class A	94	8,411
BJ's Wholesale Club, Inc. (a)	37,468	1,889,137
Casey's General Stores, Inc.	31,862	1,320,680
Costco Wholesale Corp.	332,368	27,413,713
CVS Caremark Corp.	1,068,367	41,335,119
Fresh Market, Inc.	23,471	944,473
Ingles Markets, Inc. Class A	16,087	286,349
Kroger Co.	451,207	11,198,958
Nash-Finch Co.	12,582	472,706
PriceSmart, Inc. (d)	11,720	546,738
Rite Aid Corp. (a)(d)	462,039	485,141
Ruddick Corp.	28,314	1,244,400
Safeway, Inc. (d)	276,476	6,828,957
Spartan Stores, Inc.	27,341	509,910
SUPERVALU, Inc.	155,056	1,590,875
Susser Holdings Corp. (a)	6,602	94,673
Sysco Corp.	453,762	14,615,674
The Pantry, Inc. (a)	26,683	492,835
United Natural Foods, Inc. (a)(d)	47,398	2,062,287
Village Super Market, Inc. Class A	3,678	96,621
Wal-Mart Stores, Inc.	1,571,758	86,792,477
Walgreen Co.	720,000	31,413,600
Weis Markets, Inc.	8,266	332,045
Whole Foods Market, Inc.	104,703	6,403,635
Winn-Dixie Stores, Inc. (a)(d)	69,813	635,996
		239,801,373
Food Products - 1.7%
Alico, Inc.	189	4,710
Archer Daniels Midland Co.	451,180	14,622,744
B&G Foods, Inc. Class A	27,363	507,310
Bridgford Foods Corp.	377	3,193
Bunge Ltd. (d)	105,936	7,886,935
Cal-Maine Foods, Inc. (d)	16,246	484,293
Calavo Growers, Inc.	7,329	162,264
Campbell Soup Co. (d)	155,886	5,417,039
Chiquita Brands International, Inc. (a)(d)	33,745	502,801

	Shares	Value
ConAgra Foods, Inc.	331,831	$ 8,438,462
Corn Products International, Inc. (d)	53,939	3,059,959
Darling International, Inc. (a)(d)	82,964	1,588,761
Dean Foods Co. (a)	131,518	1,825,470
Diamond Foods, Inc. (d)	20,128	1,498,127
Dole Food Co., Inc. (a)(d)	20,417	273,792
Farmer Brothers Co.	3,401	34,826
Flowers Foods, Inc. (d)	64,848	2,161,384
Fresh Del Monte Produce, Inc. (d)	32,860	903,321
General Mills, Inc.	467,057	18,574,857
Green Mountain Coffee Roasters, Inc. (a)(d)	96,179	7,922,264
H.J. Heinz Co.	244,620	13,434,530
Hain Celestial Group, Inc. (a)(d)	43,037	1,539,003
Harbinger Group, Inc. (a)	830	5,246
Hershey Co.	118,895	6,626,018
Hormel Foods Corp.	104,619	3,068,475
HQ Sustainable Maritime Industries, Inc. (a)(d)	14,087	38,796
Imperial Sugar Co. (d)	15,862	281,868
J&J Snack Foods Corp. (d)	11,284	581,352
John B. Sanfilippo & Son, Inc. (a)(d)	2,796	26,842
Kellogg Co.	193,371	11,020,213
Kraft Foods, Inc. Class A	1,257,444	43,972,817
Lancaster Colony Corp. (d)	15,536	942,103
McCormick & Co., Inc. (non-vtg.)	109,101	5,475,779
Mead Johnson Nutrition Co. Class A	157,200	10,656,588
Omega Protein Corp. (a)	14,300	185,471
Pilgrims Pride Corp. (a)(d)	33,011	164,065
Ralcorp Holdings, Inc. (a)	39,765	3,496,934
Reddy Ice Holdings, Inc. (a)	27,498	84,694
Sanderson Farms, Inc. (d)	17,783	780,852
Sara Lee Corp.	447,048	8,739,788
Seneca Foods Corp. Class A (a)	7,712	211,540
Smart Balance, Inc. (a)	49,988	274,434
Smithfield Foods, Inc. (a)(d)	114,476	2,398,272
Snyders-Lance, Inc.	44,284	941,478
The J.M. Smucker Co.	88,172	6,990,276
Tootsie Roll Industries, Inc. (d)	14,637	429,450
TreeHouse Foods, Inc. (a)(d)	28,520	1,737,724
Tyson Foods, Inc. Class A	213,931	4,068,968
		204,046,088
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)(d)	38,087	383,155
Church & Dwight Co., Inc.	51,879	4,363,024
Clorox Co.	103,418	7,288,901
Colgate-Palmolive Co.	381,906	33,428,232
Energizer Holdings, Inc. (a)(d)	50,452	3,887,327
Kimberly-Clark Corp.	314,037	21,448,727
Oil-Dri Corp. of America	707	15,752
Procter & Gamble Co.	2,171,651	145,500,617
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Spectrum Brands Holdings, Inc. (a)	13,204	$ 474,948
WD-40 Co.	19,101	809,500
		217,600,183
Personal Products - 0.3%
Avon Products, Inc.	323,514	9,611,601
Elizabeth Arden, Inc. (a)	19,436	597,268
Estee Lauder Companies, Inc. Class A	98,928	10,141,109
Herbalife Ltd.	93,648	5,270,509
Inter Parfums, Inc. (d)	15,892	354,074
Mannatech, Inc. (a)	6,573	7,888
MediFast, Inc. (a)(d)	11,218	299,745
Nu Skin Enterprises, Inc. Class A	45,360	1,773,122
Prestige Brands Holdings, Inc. (a)	30,379	392,193
Revlon, Inc. (a)	15,323	269,991
Schiff Nutrition International, Inc.	12,969	125,670
USANA Health Sciences, Inc. (a)(d)	5,852	171,990
		29,015,160
Tobacco - 1.4%
Alliance One International, Inc. (a)(d)	98,140	380,783
Altria Group, Inc.	1,626,068	45,627,468
Lorillard, Inc.	114,099	13,153,333
Philip Morris International, Inc.	1,394,467	100,053,007
Reynolds American, Inc.	253,349	10,078,223
Star Scientific, Inc. (a)(d)	70,596	367,805
Universal Corp.	22,949	967,759
Vector Group Ltd. (d)	25,102	483,465
		171,111,843
TOTAL CONSUMER STAPLES		1,096,042,118
ENERGY - 11.5%
Energy Equipment & Services - 2.3%
Atwood Oceanics, Inc. (a)	41,933	1,817,376
Baker Hughes, Inc.	329,116	24,331,546
Basic Energy Services, Inc. (a)(d)	27,731	754,283
Bristow Group, Inc.	24,578	1,129,359
Bronco Drilling Co., Inc. (a)	21,923	240,934
Cal Dive International, Inc. (a)(d)	81,695	531,834
Cameron International Corp. (a)	186,250	8,876,675
Carbo Ceramics, Inc.	16,289	2,447,748
Complete Production Services, Inc. (a)(d)	55,869	1,854,292
Dawson Geophysical Co. (a)	8,636	306,103
Diamond Offshore Drilling, Inc. (d)	49,064	3,614,545
Dresser-Rand Group, Inc. (a)(d)	59,362	3,121,254
Dril-Quip, Inc. (a)	22,299	1,654,140
Exterran Holdings, Inc. (a)(d)	47,516	1,023,970
FMC Technologies, Inc. (a)(d)	182,524	8,146,046
Global Geophysical Services, Inc. (a)	16,625	288,278
Global Industries Ltd. (a)(d)	87,469	548,431

	Shares	Value
Gulf Island Fabrication, Inc.	11,788	$ 400,792
Gulfmark Offshore, Inc. Class A (a)	22,718	929,166
Halliburton Co.	702,826	35,246,724
Helix Energy Solutions Group, Inc. (a)(d)	76,245	1,335,812
Helmerich & Payne, Inc.	71,681	4,492,965
Hercules Offshore, Inc. (a)(d)	90,736	567,100
Hornbeck Offshore Services, Inc. (a)(d)	31,764	857,310
ION Geophysical Corp. (a)(d)	96,196	970,618
Key Energy Services, Inc. (a)(d)	105,538	1,865,912
Lufkin Industries, Inc.	26,247	2,380,865
Matrix Service Co. (a)	21,219	283,698
McDermott International, Inc. (a)	184,441	3,913,838
Mitcham Industries, Inc. (a)	1,689	24,592
Nabors Industries Ltd. (a)	213,123	5,944,000
National Oilwell Varco, Inc.	333,746	24,223,285
Natural Gas Services Group, Inc. (a)	21,225	382,050
Newpark Resources, Inc. (a)(d)	93,736	910,177
Noble Corp.	191,217	8,006,256
Oceaneering International, Inc.	39,949	3,255,844
Oil States International, Inc. (a)(d)	39,314	3,107,772
OYO Geospace Corp. (a)(d)	2,883	261,776
Parker Drilling Co. (a)	73,459	468,668
Patterson-UTI Energy, Inc.	113,893	3,568,268
PHI, Inc. (non-vtg.) (a)(d)	16,844	357,093
Pioneer Drilling Co. (a)(d)	51,299	751,017
RigNet, Inc.	11,360	189,598
Rowan Companies, Inc. (a)	93,730	3,716,395
RPC, Inc. (d)	31,749	799,440
Schlumberger Ltd.	1,059,645	90,832,769
SEACOR Holdings, Inc.	17,207	1,715,022
Superior Energy Services, Inc. (a)(d)	56,683	2,123,912
Tesco Corp. (a)(d)	27,446	559,075
TETRA Technologies, Inc. (a)	54,880	748,563
Tidewater, Inc.	37,727	2,061,781
Union Drilling, Inc. (a)	1,403	14,647
Unit Corp. (a)	34,466	1,984,897
Weatherford International Ltd. (a)	557,400	11,019,798
Willbros Group, Inc. (a)	36,330	361,120
		281,319,429
Oil, Gas & Consumable Fuels - 9.2%
Abraxas Petroleum Corp. (a)(d)	62,217	273,755
Alon USA Energy, Inc.	10,348	126,660
Alpha Natural Resources, Inc. (a)(d)	99,099	5,429,634
Amyris, Inc. (d)	15,108	445,837
Anadarko Petroleum Corp.	382,692	30,431,668
Apache Corp.	281,018	35,014,843
APCO Oil and Gas International, Inc. (d)	3,500	309,365
Approach Resources, Inc. (a)	12,073	314,381
Arch Coal, Inc.	122,062	3,648,433
Atlas Energy, Inc. (a)	57,668	1
ATP Oil & Gas Corp. (a)(d)	39,400	728,112
Berry Petroleum Co. Class A (d)	34,926	1,830,472
Bill Barrett Corp. (a)(d)	30,070	1,340,220
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BPZ Energy, Inc. (a)(d)	85,662	$ 375,200
Brigham Exploration Co. (a)(d)	90,195	2,808,672
Cabot Oil & Gas Corp.	76,256	4,480,040
Callon Petroleum Co. (a)	34,559	246,406
Carrizo Oil & Gas, Inc. (a)(d)	26,746	1,021,965
Cheniere Energy, Inc. (a)(d)	51,614	604,400
Chesapeake Energy Corp.	524,959	16,452,215
Chevron Corp.	1,553,070	162,932,574
Cimarex Energy Co.	63,012	6,044,741
Clayton Williams Energy, Inc. (a)(d)	8,507	637,940
Clean Energy Fuels Corp. (a)(d)	37,128	530,930
Cloud Peak Energy, Inc. (a)(d)	41,552	882,564
Cobalt International Energy, Inc. (a)	137,420	1,977,474
Comstock Resources, Inc. (a)(d)	34,217	1,028,905
Concho Resources, Inc. (a)	77,000	7,284,970
ConocoPhillips	1,058,582	77,509,374
CONSOL Energy, Inc.	174,553	8,949,332
Contango Oil & Gas Co. (a)(d)	20,928	1,296,699
Continental Resources, Inc. (a)(d)	30,138	1,995,738
Crosstex Energy, Inc. (d)	50,381	568,801
CVR Energy, Inc. (a)(d)	54,008	1,180,615
Delek US Holdings, Inc. (d)	36,007	543,346
Delta Petroleum Corp. (a)(d)	209,255	148,571
Denbury Resources, Inc. (a)	303,261	6,659,612
Devon Energy Corp.	315,631	26,535,098
DHT Holdings, Inc. (d)	65,799	263,196
El Paso Corp.	543,477	11,440,191
Endeavor International Corp. (a)(d)	26,241	371,310
Energy Partners Ltd. (a)	15,272	244,963
EOG Resources, Inc.	194,572	21,235,588
EQT Corp.	110,351	5,978,817
Evergreen Energy, Inc. (a)	29,269	61,758
EXCO Resources, Inc. (d)	126,301	2,543,702
Exxon Mobil Corp.	3,909,675	326,340,545
Forest Oil Corp. (a)	81,833	2,446,807
Frontier Oil Corp.	77,340	2,309,372
FX Energy, Inc. (a)(d)	38,677	336,103
Gasco Energy, Inc. (a)	107,350	35,962
Gastar Exploration Ltd. (a)	39,873	135,169
General Maritime Corp. (d)	91,519	154,667
Georesources, Inc. (a)	11,477	284,285
Gevo, Inc. (a)	10,452	201,515
GMX Resources, Inc. (a)(d)	82,034	432,319
Goodrich Petroleum Corp. (a)(d)	25,418	519,798
Green Plains Renewable Energy, Inc. (a)(d)	15,569	160,516
Gulfport Energy Corp. (a)(d)	35,674	1,055,594
Harvest Natural Resources, Inc. (a)(d)	36,498	448,560
Hess Corp.	245,722	19,419,410
HKN, Inc. (a)	114	326
Holly Corp.	40,614	2,530,658

	Shares	Value
Houston American Energy Corp. (d)	11,888	$ 218,383
Hyperdynamics Corp. (a)(d)	105,456	500,916
International Coal Group, Inc. (a)(d)	137,705	2,000,854
James River Coal Co. (a)(d)	34,085	747,143
Kinder Morgan Holding Co. LLC (d)	75,508	2,211,629
Kodiak Oil & Gas Corp. (a)(d)	126,147	864,107
Magellan Petroleum Corp. (a)	39,382	63,011
Magnum Hunter Resources Corp. (a)(d)	41,973	299,267
Marathon Oil Corp.	547,462	29,656,017
Massey Energy Co.	77,876	5,139,816
McMoRan Exploration Co. (a)(d)	117,078	2,156,577
Murphy Oil Corp.	152,608	10,513,165
Newfield Exploration Co. (a)	100,464	7,493,610
Noble Energy, Inc.	130,922	12,201,930
Northern Oil & Gas, Inc. (a)(d)	38,048	764,765
Oasis Petroleum, Inc. (a)	30,757	930,399
Occidental Petroleum Corp.	627,540	67,680,189
Overseas Shipholding Group, Inc. (d)	26,035	711,016
Pacific Ethanol, Inc. (a)(d)	95,939	36,745
Patriot Coal Corp. (a)(d)	69,359	1,604,274
Peabody Energy Corp.	206,604	12,677,221
Penn Virginia Corp. (d)	45,264	660,402
Petrohawk Energy Corp. (a)	228,983	6,061,180
Petroleum Development Corp. (a)(d)	24,846	903,152
Petroquest Energy, Inc. (a)(d)	89,133	712,173
Pioneer Natural Resources Co.	72,390	6,646,850
Plains Exploration & Production Co. (a)	111,258	4,099,857
QEP Resources, Inc.	130,222	5,664,657
Quicksilver Resources, Inc. (a)	102,657	1,466,969
Range Resources Corp.	128,564	7,189,299
Rentech, Inc. (a)(d)	186,030	193,471
Resolute Energy Corp. (a)(d)	32,574	566,788
Rex American Resources Corp. (a)	3,313	55,360
Rex Energy Corp. (a)(d)	20,829	272,027
Rosetta Resources, Inc. (a)(d)	37,963	1,865,881
SandRidge Energy, Inc. (a)(d)	286,930	3,248,048
SemGroup Corp. Class A (a)	23,579	600,086
Ship Finance International Ltd. (NY Shares)	34,242	661,898
SM Energy Co.	45,896	3,051,625
Southern Union Co.	89,832	2,724,605
Southwestern Energy Co. (a)	264,123	11,560,664
Spectra Energy Corp.	502,777	13,871,617
Stone Energy Corp. (a)(d)	34,515	1,113,454
Sunoco, Inc.	88,153	3,569,315
Swift Energy Co. (a)	29,212	1,145,987
Syntroleum Corp. (a)(d)	27,102	49,597
Targa Resources Corp.	24,886	869,019
Teekay Corp. (d)	36,396	1,221,086
Tesoro Corp. (a)(d)	108,652	2,651,109
Toreador Resources Corp. (a)	21,318	133,451
Ultra Petroleum Corp. (a)	110,983	5,395,993
Uranium Energy Corp. (a)(d)	60,283	189,891
Uranium Resources, Inc. (a)(d)	91,830	166,212
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
USEC, Inc. (a)(d)	91,135	$ 380,944
Vaalco Energy, Inc. (a)	74,879	531,641
Valero Energy Corp.	445,000	12,237,500
Venoco, Inc. (a)	19,061	280,197
Verenium Corp. (a)	573	1,215
W&T Offshore, Inc. (d)	37,089	960,605
Warren Resources, Inc. (a)(d)	53,676	206,653
Western Refining, Inc. (a)(d)	35,574	620,055
Westmoreland Coal Co. (a)	5,659	96,882
Whiting Petroleum Corp. (a)(d)	88,140	5,914,194
Williams Companies, Inc.	450,258	14,133,599
World Fuel Services Corp. (d)	49,045	1,794,066
		1,095,751,002
TOTAL ENERGY		1,377,070,431
FINANCIALS - 15.8%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	38,091	4,027,361
Ameriprise Financial, Inc.	189,911	11,628,251
Arlington Asset Investment Corp. (d)	10,106	291,861
Artio Global Investors, Inc. Class A	30,410	425,436
Bank of New York Mellon Corp.	958,780	26,951,306
BGC Partners, Inc. Class A (d)	62,323	517,904
BlackRock, Inc. Class A	73,932	15,197,462
Calamos Asset Management, Inc. Class A	24,339	364,842
Charles Schwab Corp.	737,989	13,291,182
CIFC Deerfield Corp.	4,275	28,001
Cohen & Steers, Inc.	19,063	584,853
Cowen Group, Inc. Class A (a)(d)	16,380	67,486
Duff & Phelps Corp. Class A	17,736	261,074
E*TRADE Financial Corp. (a)	146,381	2,314,284
Eaton Vance Corp. (non-vtg.) (d)	87,801	2,770,122
Edelman Financial Group, Inc.	26,439	210,454
Evercore Partners, Inc. Class A	14,722	544,861
FBR Capital Markets Corp. (a)(d)	39,398	143,015
Federated Investors, Inc. Class B (non-vtg.) (d)	77,158	1,977,560
Financial Engines, Inc. (a)	20,212	503,279
Franklin Resources, Inc.	117,018	15,163,192
FXCM, Inc. Class A	55,931	553,717
GAMCO Investors, Inc. Class A	6,674	309,140
GFI Group, Inc.	76,197	345,172
Gleacher & Co., Inc. (a)(d)	39,690	88,509
Goldman Sachs Group, Inc.	337,692	47,523,395
Greenhill & Co., Inc.	22,291	1,240,717
HFF, Inc. (a)	19,851	324,167
Institutional Financial Markets, Inc. (a)	7,550	27,935
Internet Capital Group, Inc. (a)(d)	35,996	469,028

	Shares	Value
INTL FCStone, Inc. (a)(d)	6,126	$ 158,357
Invesco Ltd.	349,545	8,623,275
Investment Technology Group, Inc. (a)(d)	33,999	514,745
Janus Capital Group, Inc.	147,366	1,522,291
Jefferies Group, Inc. (d)	95,930	2,123,890
JMP Group, Inc.	3,261	23,153
KBW, Inc.	26,546	564,368
Knight Capital Group, Inc. Class A (a)	74,414	918,269
LaBranche & Co., Inc. (a)(d)	64,917	262,265
Ladenburg Thalmann Financial Services, Inc. (a)	1,800	2,484
Legg Mason, Inc.	123,808	4,189,663
LPL Investment Holdings, Inc.	10,554	379,311
Medallion Financial Corp.	94	901
MF Global Holdings Ltd. (a)(d)	118,276	911,908
Morgan Stanley	1,071,338	25,883,526
Northern Trust Corp.	186,746	9,111,337
Oppenheimer Holdings, Inc. Class A (non-vtg.)	7,509	213,481
optionsXpress Holdings, Inc. (d)	40,946	749,312
Paulson Capital Corp. (a)	2,929	3,310
Penson Worldwide, Inc. (a)(d)	21,576	81,342
Piper Jaffray Companies (a)	22,975	763,230
Raymond James Financial, Inc.	76,275	2,726,069
Safeguard Scientifics, Inc. (a)(d)	26,166	510,760
SEI Investments Co.	115,579	2,732,288
State Street Corp.	387,404	17,731,481
Stifel Financial Corp. (a)(d)	38,961	1,568,959
SWS Group, Inc.	26,539	172,504
T. Rowe Price Group, Inc.	197,902	12,527,197
TD Ameritrade Holding Corp.	185,448	3,996,404
Teton Advisors, Inc. (a)	106	1,617
TradeStation Group, Inc. (a)(d)	53,542	521,499
U.S. Global Investments, Inc. Class A	8,379	66,362
Virtus Investment Partners, Inc. (a)	4,266	236,166
Waddell & Reed Financial, Inc. Class A (d)	66,925	2,583,305
Westwood Holdings Group, Inc.	1,416	51,472
		250,572,067
Commercial Banks - 2.8%
1st Source Corp.	9,432	198,261
1st United Bancorp, Inc. (a)	22,452	139,876
ACNB Corp.	4,157	65,473
Alliance Financial Corp. (d)	2,830	81,815
Ameris Bancorp	15,948	148,635
Arrow Financial Corp.	13,478	330,750
Associated Banc-Corp.	128,879	1,815,905
BancFirst Corp.	8,696	347,579
BancorpSouth, Inc.	67,834	870,989
BancTrust Financial Group, Inc. (a)	4,605	11,236
Bank of Granite Corp. (a)	15,089	10,562
Bank of Hawaii Corp.	48,639	2,305,489
Bank of the Ozarks, Inc.	25,724	1,250,444
Banner Corp. (d)	100,366	281,025
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Bar Harbor Bankshares (d)	2,947	$ 83,842
BB&T Corp.	533,667	14,697,189
BCB Bancorp, Inc.	3,087	33,926
BOK Financial Corp.	19,738	1,046,311
Boston Private Financial Holdings, Inc. (d)	54,731	361,225
Bryn Mawr Bank Corp.	6,743	141,536
Capital City Bank Group, Inc. (d)	6,164	66,386
CapitalSource, Inc.	221,993	1,436,295
Cardinal Financial Corp.	10,016	110,877
Cascade Bancorp (a)(d)	1,694	13,738
Cathay General Bancorp	59,420	968,546
Center Bancorp, Inc.	5,369	54,495
Central Pacific Financial Corp. (a)(d)	4,800	68,832
Chemical Financial Corp.	21,882	430,638
CIT Group, Inc. (a)	137,391	6,090,543
Citizens & Northern Corp. (d)	9,630	137,035
Citizens Banking Corp., Michigan (a)(d)	265,583	230,446
City Holding Co.	24,327	785,032
City National Corp.	36,263	2,042,695
CoBiz, Inc.	34,908	224,109
Columbia Banking Systems, Inc.	32,712	588,489
Comerica, Inc.	130,680	4,718,855
Commerce Bancshares, Inc.	59,733	2,555,378
Community Bank System, Inc. (d)	32,185	807,200
Community Capital Corp. (a)	456	1,459
Community Trust Bancorp, Inc.	12,702	349,051
Cullen/Frost Bankers, Inc.	44,139	2,570,655
CVB Financial Corp. (d)	82,334	738,536
Danvers Bancorp, Inc.	19,911	446,803
East West Bancorp, Inc.	115,171	2,313,785
Eastern Virgina Bankshares, Inc.	901	3,000
Enterprise Financial Services Corp.	13,350	187,701
Fidelity Southern Corp.	3,444	22,834
Fifth Third Bancorp	696,865	9,101,057
Financial Institutions, Inc.	10,084	164,672
First Bancorp, North Carolina	10,086	120,427
First Bancorp, Puerto Rico (a)(d)	15,990	80,909
First Busey Corp.	55,276	281,355
First Citizen Bancshares, Inc.	4,719	922,989
First Commonwealth Financial Corp. (d)	81,919	479,226
First Community Bancshares, Inc. (d)	7,545	109,704
First Financial Bancorp, Ohio (d)	46,027	736,432
First Financial Bankshares, Inc. (d)	22,559	1,192,469
First Financial Corp., Indiana	9,696	314,538
First Financial Service Corp. (a)	2,766	9,294
First Horizon National Corp.	190,493	2,002,081
First Interstate Bancsystem, Inc.	4,716	66,967
First M&F Corp.	2,381	8,810
First Merchants Corp.	27,442	231,885
First Midwest Bancorp, Inc., Delaware	115,692	1,416,070
First Republic Bank (d)	60,536	1,952,286

	Shares	Value
First United Corp.	3,311	$ 16,886
FirstMerit Corp.	82,043	1,336,480
FNB Corp., North Carolina (a)(d)	2,703	1,135
FNB Corp., Pennsylvania (d)	95,071	1,002,999
Fulton Financial Corp.	153,804	1,713,377
Glacier Bancorp, Inc.	69,147	983,270
Great Southern Bancorp, Inc.	7,477	138,025
Green Bankshares, Inc. (a)(d)	7,615	20,484
Guaranty Bancorp (a)	15,305	22,192
Hampton Roads Bankshares, Inc. (a)(d)	7,546	198,384
Hancock Holding Co.	28,202	911,207
Hanmi Financial Corp. (a)(d)	230,928	277,114
Hawthorn Bancshares, Inc.	1,461	11,834
Heartland Financial USA, Inc.	7,546	107,983
Heritage Commerce Corp. (a)	16,141	87,807
Heritage Financial Corp., Washington	14,008	189,668
Home Bancshares, Inc. (d)	27,540	660,409
Hudson Valley Holding Corp.	5,970	130,683
Huntington Bancshares, Inc.	634,346	4,186,684
IBERIABANK Corp. (d)	21,440	1,259,600
Independent Bank Corp. (a)(d)	1,255	3,213
Independent Bank Corp., Massachusetts (d)	28,466	843,732
International Bancshares Corp.	42,443	724,502
Intervest Bancshares Corp. Class A (a)	6,758	21,828
Investors Bancorp, Inc. (a)	44,701	669,174
KeyCorp	655,871	5,555,227
Lakeland Bancorp, Inc.	9,903	102,595
Lakeland Financial Corp. (d)	14,861	332,143
M&T Bank Corp.	88,338	7,800,245
Macatawa Bank Corp. (a)(d)	12,529	30,070
Macatawa Bank Corp. rights (a)	12,529	1,253
MainSource Financial Group, Inc.	8,277	63,733
Marshall & Ilsley Corp.	407,071	3,256,568
MB Financial, Inc. (d)	42,129	837,103
MBT Financial Corp. (a)(d)	1,698	2,547
Merchants Bancshares, Inc.	3,913	99,038
Metro Bancorp, Inc. (a)	12,680	142,904
Midsouth Bancorp, Inc.	3,781	52,972
Nara Bancorp, Inc. (a)(d)	33,877	287,616
National Penn Bancshares, Inc.	132,522	1,000,541
NBT Bancorp, Inc.	37,180	817,588
NewBridge Bancorp (a)	7,912	37,028
North Valley Bancorp (a)	932	9,497
Northern States Financial Corp. (a)(d)	1,239	1,549
Northrim Bancorp, Inc.	3,220	63,659
Old National Bancorp, Indiana	67,666	730,793
Old Second Bancorp, Inc. (d)	20,413	23,475
OmniAmerican Bancorp, Inc. (a)	7,545	108,120
Oriental Financial Group, Inc. (d)	31,715	391,363
Pacific Capital Bancorp NA (a)	5,859	180,164
Pacific Premier Bancorp, Inc. (a)	38	260
PacWest Bancorp	35,666	752,553
Park National Corp.	11,535	777,805
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Peoples Bancorp, Inc.	1,566	$ 19,512
Peoples Financial Corp., Mississippi	2,926	41,725
Pinnacle Financial Partners, Inc. (a)(d)	33,009	511,970
PNC Financial Services Group, Inc.	417,977	26,090,124
Popular, Inc. (a)	754,536	2,188,154
Preferred Bank, Los Angeles California (a)	6,208	9,374
Premier Financial Bancorp, Inc.	126	905
Princeton National Bancorp, Inc. (a)(d)	2,788	15,557
PrivateBancorp, Inc. (d)	55,321	905,605
Prosperity Bancshares, Inc. (d)	36,392	1,592,150
Regions Financial Corp.	946,805	6,684,443
Renasant Corp.	24,704	369,819
Republic Bancorp, Inc., Kentucky Class A	19,974	408,668
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,962	5,124
S&T Bancorp, Inc.	31,336	583,790
S.Y. Bancorp, Inc.	7,188	176,537
Sandy Spring Bancorp, Inc.	13,775	259,383
SCBT Financial Corp.	11,512	358,944
Seacoast Banking Corp., Florida (a)	14,387	25,897
Shore Bancshares, Inc.	3,245	25,149
Signature Bank, New York (a)	32,688	1,860,601
Simmons First National Corp. Class A	12,015	314,072
Southside Bancshares, Inc. (d)	13,306	268,249
Southwest Bancorp, Inc., Oklahoma (a)(d)	16,947	212,346
State Bancorp, Inc., New York	4,172	54,236
State Bank Financial Corp. (a)	24,071	409,207
StellarOne Corp.	13,124	160,638
Sterling Bancorp, New York (d)	23,278	222,072
Sterling Bancshares, Inc.	90,483	768,201
Sterling Financial Corp., Washington (a)	22,334	405,362
Suffolk Bancorp	10,842	166,425
Sun Bancorp, Inc., New Jersey (a)	32,277	123,944
SunTrust Banks, Inc.	383,956	10,800,682
Susquehanna Bancshares, Inc.	113,164	986,790
SVB Financial Group (a)(d)	46,160	2,740,981
Synovus Financial Corp.	568,379	1,352,742
Taylor Capital Group, Inc. (a)(d)	9,380	90,048
TCF Financial Corp.	98,805	1,487,015
Texas Capital Bancshares, Inc. (a)(d)	58,543	1,465,331
TIB Financial Corp. (a)	236	3,800
Tompkins Financial Corp. (d)	6,682	258,928
Tower Bancorp, Inc.	13,370	280,102
TowneBank (d)	19,807	274,327
Trico Bancshares	13,234	196,790
Trustmark Corp.	45,663	1,088,606
U.S. Bancorp, Delaware	1,485,634	38,032,230
UMB Financial Corp.	26,096	1,112,994
Umpqua Holdings Corp. (d)	98,024	1,174,328

	Shares	Value
Union/First Market Bankshares Corp.	18,008	$ 227,621
United Bankshares, Inc., West Virginia	33,288	807,234
United Community Banks, Inc., Georgia (a)(d)	74,876	163,978
Univest Corp. of Pennsylvania	3,773	64,254
Valley National Bancorp	128,742	1,749,604
Virginia Commerce Bancorp, Inc. (a)(d)	29,434	171,306
VIST Financial Corp.	1,503	10,701
Washington Banking Co., Oak Harbor	6,161	81,756
Washington Trust Bancorp, Inc. (d)	13,429	314,776
Webster Financial Corp.	58,353	1,217,244
Wells Fargo & Co.	3,863,886	109,618,446
WesBanco, Inc.	20,114	398,458
West Coast Bancorp (a)	11,210	195,727
Westamerica Bancorp.	24,586	1,236,676
Western Alliance Bancorp. (a)	53,106	391,391
Whitney Holding Corp.	84,383	1,133,264
Wilshire Bancorp, Inc. (a)	45,576	142,653
Wintrust Financial Corp. (d)	27,918	906,497
Zions Bancorporation (d)	136,238	3,246,552
		339,015,746
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	37,983	233,595
American Express Co.	826,735	42,659,526
Capital One Financial Corp.	351,561	19,103,825
Cash America International, Inc. (d)	23,469	1,221,796
CompuCredit Holdings Corp. (a)(d)	7,728	28,207
Consumer Portfolio Services, Inc. (a)	2,703	2,946
Credit Acceptance Corp. (a)(d)	3,793	303,440
Discover Financial Services	417,664	9,957,110
Dollar Financial Corp. (a)(d)	32,556	739,347
EZCORP, Inc. (non-vtg.) Class A (a)(d)	35,887	1,176,735
First Cash Financial Services, Inc. (a)(d)	22,328	932,194
First Marblehead Corp. (a)(d)	56,921	102,458
Green Dot Corp. Class A (d)	7,560	292,874
Imperial Holdings, Inc. (a)	18,331	184,593
Nelnet, Inc. Class A	24,371	535,918
Netspend Holdings, Inc. (d)	25,808	216,271
SLM Corp.	375,374	6,396,373
World Acceptance Corp. (a)(d)	16,751	1,116,957
		85,204,165
Diversified Financial Services - 3.1%
Asset Acceptance Capital Corp. (a)(d)	7,095	29,090
Asta Funding, Inc.	4,902	37,843
Bank of America Corp.	7,812,771	91,800,059
CBOE Holdings, Inc.	8,938	235,248
Citigroup, Inc.	2,247,487	92,484,090
CME Group, Inc.	51,772	14,794,367
Compass Diversified Holdings	22,787	355,705
Encore Capital Group, Inc. (a)(d)	10,628	351,681
Gain Capital Holdings, Inc.	11,888	71,685
Interactive Brokers Group, Inc.	39,460	677,134
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc. (a)	55,250	$ 6,665,913
JPMorgan Chase & Co.	3,031,951	131,101,561
Leucadia National Corp.	170,961	6,062,277
Life Partners Holdings, Inc. (d)	20,482	93,808
MarketAxess Holdings, Inc. (d)	24,992	598,808
Marlin Business Services Corp. (a)	12,701	156,857
MicroFinancial, Inc.	94	528
Moody's Corp.	153,653	6,132,291
MSCI, Inc. Class A (a)(d)	91,066	3,439,563
NewStar Financial, Inc. (a)	18,863	184,292
NYSE Euronext	195,014	7,100,460
PHH Corp. (a)(d)	49,516	1,038,351
PICO Holdings, Inc. (a)(d)	20,127	600,388
Portfolio Recovery Associates, Inc. (a)(d)	13,122	1,136,628
Resource America, Inc. Class A	2,591	16,116
The NASDAQ Stock Market, Inc. (a)(d)	117,105	2,988,520
		368,153,263
Insurance - 3.8%
21st Century Holding Co.	1,402	3,926
ACE Ltd.	255,511	17,584,267
AFLAC, Inc.	364,380	17,413,720
Alleghany Corp.	5,577	1,858,089
Allied World Assurance Co. Holdings Ltd.	30,768	1,865,156
Allstate Corp.	383,666	12,039,439
American Equity Investment Life Holding Co. (d)	56,296	731,285
American Financial Group, Inc.	53,649	1,907,758
American Independence Corp. (a)	554	3,252
American International Group, Inc. (a)(d)	336,590	9,592,815
American National Insurance Co.	11,430	918,972
Amerisafe, Inc. (a)(d)	25,282	585,025
Amtrust Financial Services, Inc. (d)	26,117	593,639
Aon Corp.	231,370	12,065,946
Arch Capital Group Ltd. (a)(d)	102,126	3,444,710
Argo Group International Holdings, Ltd.	28,681	847,524
Arthur J. Gallagher & Co. (d)	79,180	2,273,258
Aspen Insurance Holdings Ltd.	49,860	1,339,240
Assurant, Inc.	81,056	2,998,261
Assured Guaranty Ltd.	125,595	2,137,627
Axis Capital Holdings Ltd.	83,505	2,750,655
Baldwin & Lyons, Inc. Class B	3,886	88,173
Berkshire Hathaway, Inc. Class B (a)	1,481,693	117,157,466
Brown & Brown, Inc.	87,360	2,305,430
Cincinnati Financial Corp. (d)	110,838	3,371,692
Citizens, Inc. Class A (a)(d)	14,994	103,908
CNA Financial Corp.	20,992	641,096
CNA Surety Corp. (a)	9,622	255,368
CNO Financial Group, Inc. (a)	181,457	1,404,477
Crawford & Co. Class B	11,481	83,696
Delphi Financial Group, Inc. Class A (d)	34,132	995,630

	Shares	Value
Donegal Group, Inc. Class A	3,773	$ 52,860
eHealth, Inc. (a)(d)	24,961	330,983
EMC Insurance Group	5,541	110,377
Employers Holdings, Inc.	39,865	662,158
Endurance Specialty Holdings Ltd.	36,270	1,472,925
Enstar Group Ltd. (a)(d)	5,481	557,582
Erie Indemnity Co. Class A	21,576	1,536,643
Everest Re Group Ltd.	39,100	3,478,727
FBL Financial Group, Inc. Class A	14,248	452,659
Fidelity National Financial, Inc. Class A	153,273	2,449,303
First Acceptance Corp. (a)	4,449	7,875
First American Financial Corp.	109,487	1,760,551
Flagstone Reinsurance Holdings Ltd.	21,197	185,262
Fortegra Financial Corp. (a)	8,824	83,210
FPIC Insurance Group, Inc. (a)(d)	15,316	633,776
Genworth Financial, Inc. Class A (a)	370,993	4,121,732
Global Indemnity PLC (a)	15,041	348,500
Greenlight Capital Re, Ltd. (a)(d)	17,716	464,868
Hanover Insurance Group, Inc.	31,956	1,312,113
Harleysville Group, Inc.	9,024	289,039
Hartford Financial Services Group, Inc.	336,461	8,966,686
HCC Insurance Holdings, Inc.	79,899	2,643,858
Hilltop Holdings, Inc. (a)	59,677	587,818
Horace Mann Educators Corp.	41,605	678,994
Independence Holding Co.	2,757	28,590
Infinity Property & Casualty Corp.	14,671	779,910
Investors Title Co.	1,191	47,783
Kansas City Life Insurance Co.	3,141	94,513
Lincoln National Corp.	239,191	7,020,256
Loews Corp.	259,321	10,896,668
Maiden Holdings Ltd.	57,454	540,068
Markel Corp. (a)(d)	7,390	3,057,021
Marsh & McLennan Companies, Inc.	416,569	12,776,171
MBIA, Inc. (a)(d)	126,782	1,115,682
Meadowbrook Insurance Group, Inc.	51,337	506,696
Mercury General Corp.	15,773	657,261
MetLife, Inc.	636,592	28,073,707
Montpelier Re Holdings Ltd. (d)	68,071	1,280,416
National Financial Partners Corp. (a)(d)	41,962	548,443
National Security Group, Inc.	1,740	20,706
National Western Life Insurance Co. Class A	1,069	163,023
Navigators Group, Inc. (a)(d)	16,629	795,199
Old Republic International Corp.	174,513	2,169,197
OneBeacon Insurance Group Ltd.	22,571	338,565
PartnerRe Ltd.	52,453	3,925,583
Phoenix Companies, Inc. (a)(d)	67,303	160,181
Platinum Underwriters Holdings Ltd.	36,106	1,232,659
Presidential Life Corp. (d)	5,990	63,195
Primerica, Inc.	30,570	656,338
Principal Financial Group, Inc.	230,114	7,195,665
ProAssurance Corp. (a)	23,669	1,664,167
Progressive Corp.	470,575	10,187,949
Protective Life Corp.	60,598	1,462,836
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	375,307	$ 23,937,080
Reinsurance Group of America, Inc.	69,722	4,429,439
RenaissanceRe Holdings Ltd.	42,236	3,039,303
RLI Corp.	14,303	861,756
Safety Insurance Group, Inc.	16,347	733,980
SeaBright Insurance Holdings, Inc.	41,785	423,282
Selective Insurance Group, Inc.	37,831	626,860
StanCorp Financial Group, Inc. (d)	41,068	1,773,316
State Auto Financial Corp.	6,827	113,943
Stewart Information Services Corp.	23,516	246,213
Symetra Financial Corp.	69,320	930,274
The Chubb Corp.	233,245	15,298,540
The Travelers Companies, Inc.	344,873	21,409,716
Torchmark Corp.	60,683	4,023,283
Tower Group, Inc.	35,795	869,819
Transatlantic Holdings, Inc.	48,980	2,279,529
Unico American Corp.	3,869	37,723
United Fire & Casualty Co.	22,002	417,158
Unitrin, Inc.	39,324	1,173,035
Universal Insurance Holdings, Inc.	17,058	91,943
Unum Group	244,448	6,431,427
Validus Holdings Ltd.	53,678	1,730,042
W.R. Berkley Corp.	93,188	3,085,455
Wesco Financial Corp.	667	258,796
White Mountains Insurance Group Ltd. (d)	6,173	2,527,844
XL Group PLC Class A	245,052	5,797,930
		452,556,133
Real Estate Investment Trusts - 2.8%
Acadia Realty Trust (SBI) (d)	44,383	916,509
Agree Realty Corp. (d)	12,036	273,819
Alexanders, Inc.	2,407	944,074
Alexandria Real Estate Equities, Inc.	46,493	3,837,532
AMB Property Corp. (REIT)	122,472	4,530,239
American Assets Trust, Inc.	18,113	406,093
American Campus Communities, Inc.	52,629	1,859,909
American Capital Agency Corp.	91,525	2,779,614
Annaly Capital Management, Inc. (d)	637,643	11,560,468
Anworth Mortgage Asset Corp. (d)	137,510	996,948
Apartment Investment & Management Co. Class A	85,395	2,282,608
Apollo Commercial Real Estate Finance, Inc.	25,237	412,120
Arbor Realty Trust, Inc. (a)	15,559	78,417
Armour Residential REIT, Inc.	49,528	378,394
Ashford Hospitality Trust, Inc.	74,498	1,063,086
Associated Estates Realty Corp.	28,798	485,534
AvalonBay Communities, Inc.	64,107	8,530,718
BioMed Realty Trust, Inc. (d)	93,642	1,918,725
Boston Properties, Inc.	105,216	11,400,154
Brandywine Realty Trust (SBI)	133,498	1,703,434

	Shares	Value
BRE Properties, Inc.	55,592	$ 2,836,304
BRT Realty Trust (a)	6,109	39,403
Camden Property Trust (SBI)	47,909	3,079,591
Campus Crest Communities, Inc.	21,406	273,997
Capital Trust, Inc. Class A (a)(d)	9,581	42,731
CapLease, Inc. (d)	51,343	262,363
Capstead Mortgage Corp. (d)	63,010	836,143
CBL & Associates Properties, Inc. (d)	115,553	2,223,240
Cedar Shopping Centers, Inc. (d)	39,440	209,032
Chesapeake Lodging Trust (d)	23,960	426,488
Chimera Investment Corp. (d)	735,703	2,876,599
Cogdell Spencer, Inc.	42,072	252,432
Colonial Properties Trust (SBI)	66,989	1,413,468
Colony Financial, Inc. (d)	23,408	431,878
CommonWealth REIT	74,534	1,945,337
Coresite Realty Corp.	17,032	301,466
Corporate Office Properties Trust (SBI) (d)	74,998	2,656,429
Cousins Properties, Inc.	93,846	823,029
Crexus Investment Corp.	55,139	623,622
Cypress Sharpridge Investments, Inc. (d)	59,770	767,447
DCT Industrial Trust, Inc. (d)	170,134	962,958
Developers Diversified Realty Corp.	138,832	2,011,676
DiamondRock Hospitality Co. (d)	113,731	1,307,907
Digital Realty Trust, Inc.	65,652	4,094,715
Douglas Emmett, Inc. (d)	98,448	2,072,330
Duke Realty LP (d)	185,156	2,784,746
DuPont Fabros Technology, Inc. (d)	42,659	1,115,106
EastGroup Properties, Inc.	26,529	1,244,475
Education Realty Trust, Inc.	52,392	455,810
Entertainment Properties Trust (SBI) (d)	33,671	1,635,737
Equity Lifestyle Properties, Inc.	24,124	1,417,285
Equity One, Inc.	36,908	723,766
Equity Residential (SBI)	216,047	13,358,186
Essex Property Trust, Inc. (d)	32,748	4,506,452
Excel Trust, Inc.	33,093	401,087
Extra Space Storage, Inc.	72,828	1,584,737
Federal Realty Investment Trust (SBI) (d)	43,520	3,812,352
FelCor Lodging Trust, Inc. (a)	92,506	576,312
First Industrial Realty Trust, Inc. (a)(d)	61,664	775,733
First Potomac Realty Trust	49,332	827,791
Franklin Street Properties Corp.	64,064	877,036
General Growth Properties, Inc.	311,486	5,133,289
Getty Realty Corp. (d)	25,136	652,279
Gladstone Commercial Corp.	1,014	19,469
Glimcher Realty Trust	72,841	745,892
Government Properties Income Trust	23,809	630,462
Gramercy Capital Corp. (a)(d)	28,207	66,851
Hatteras Financial Corp.	54,431	1,589,930
HCP, Inc.	282,378	10,713,421
Health Care REIT, Inc.	128,324	6,825,554
Healthcare Realty Trust, Inc.	47,740	1,051,235
Hersha Hospitality Trust	138,124	831,506
Highwoods Properties, Inc. (SBI)	49,666	1,791,949
Home Properties, Inc.	26,484	1,639,360
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust (SBI)	87,050	$ 2,148,394
Host Hotels & Resorts, Inc.	510,860	8,980,919
Hudson Pacific Properties, Inc.	15,803	253,638
Inland Real Estate Corp.	64,718	590,875
Invesco Mortgage Capital, Inc.	51,616	1,175,296
Investors Real Estate Trust (d)	76,636	742,603
iStar Financial, Inc. (a)(d)	78,464	675,575
Kilroy Realty Corp.	43,979	1,823,809
Kimco Realty Corp.	304,500	5,940,795
Kite Realty Group Trust	33,416	167,414
LaSalle Hotel Properties (SBI)	48,463	1,355,995
Lexington Corporate Properties Trust (d)	118,919	1,122,595
Liberty Property Trust (SBI) (d)	79,624	2,871,241
LTC Properties, Inc.	29,521	871,460
Mack-Cali Realty Corp.	59,342	2,098,333
Medical Properties Trust, Inc.	96,389	1,191,368
MFA Financial, Inc.	260,468	2,146,256
Mid-America Apartment Communities, Inc. (d)	24,632	1,688,524
Mission West Properties, Inc.	20,028	165,231
Monmouth Real Estate Investment Corp. Class A	6,082	52,244
MPG Office Trust, Inc. (a)	42,523	116,513
National Health Investors, Inc.	20,011	942,918
National Retail Properties, Inc.	56,121	1,446,799
Nationwide Health Properties, Inc. (d)	97,610	4,275,318
NorthStar Realty Finance Corp.	100,123	438,539
Omega Healthcare Investors, Inc.	70,253	1,495,686
One Liberty Properties, Inc. (d)	12,355	197,309
Parkway Properties, Inc.	32,889	603,842
Pebblebrook Hotel Trust	37,746	820,598
Pennsylvania Real Estate Investment Trust (SBI)	60,071	1,030,818
Pennymac Mortgage Investment Trust	26,579	453,704
Piedmont Office Realty Trust, Inc. Class A	134,874	2,773,009
Plum Creek Timber Co., Inc. (d)	119,934	4,859,726
Post Properties, Inc. (d)	40,156	1,690,568
Potlatch Corp.	29,966	1,078,776
ProLogis Trust	428,336	7,093,244
PS Business Parks, Inc. (d)	18,065	1,038,557
Public Storage	107,317	12,699,894
RAIT Financial Trust (SBI) (d)	70,009	149,819
Ramco-Gershenson Properties Trust (SBI) (d)	25,837	339,498
Rayonier, Inc.	55,687	3,697,060
Realty Income Corp.	82,202	2,888,578
Redwood Trust, Inc.	66,806	1,038,833
Regency Centers Corp.	55,691	2,579,050
Resource Capital Corp. (d)	47,794	324,043
RLJ Lodging Trust (a)	21,018	383,579
Sabra Health Care REIT, Inc.	48,968	852,533
Saul Centers, Inc.	12,096	482,872

	Shares	Value
Senior Housing Properties Trust (SBI)	96,872	$ 2,339,459
Simon Property Group, Inc.	232,431	27,440,804
SL Green Realty Corp.	57,919	5,213,289
Sovran Self Storage, Inc.	23,891	1,002,466
Stag Industrial, Inc.	10,470	132,969
Starwood Property Trust, Inc.	71,552	1,555,540
Strategic Hotel & Resorts, Inc. (a)	132,595	887,061
Sun Communities, Inc. (d)	30,612	1,219,582
Sunstone Hotel Investors, Inc. (a)	85,837	872,962
Tanger Factory Outlet Centers, Inc. (d)	63,506	1,743,875
Taubman Centers, Inc. (d)	38,951	2,359,262
Terreno Realty Corp.	12,027	205,060
The Macerich Co.	95,525	5,193,694
Transcontinental Realty Investors, Inc. (a)	566	1,398
Two Harbors Investment Corp.	47,947	514,951
U-Store-It Trust (d)	61,932	697,974
UDR, Inc. (d)	130,049	3,389,077
UMH Properties, Inc.	5,148	51,737
Universal Health Realty Income Trust (SBI) (d)	9,294	402,523
Urstadt Biddle Properties, Inc. (d)	344	6,072
Urstadt Biddle Properties, Inc. Class A	28,438	544,872
Ventas, Inc.	120,588	6,801,163
Vornado Realty Trust	138,318	13,607,725
Walter Investment Management Corp.	19,336	338,767
Washington (REIT) (SBI)	44,968	1,552,745
Weingarten Realty Investors (SBI)	85,285	2,270,287
Weyerhaeuser Co.	402,712	8,674,416
Winthrop Realty Trust	20,302	249,106
		338,039,872
Real Estate Management & Development - 0.2%
Avatar Holdings, Inc. (a)	6,789	120,776
Brookfield Properties Corp.	202,173	3,953,948
Brookfield Properties Corp. rights 6/10/11 (a)(d)	202,173	4,043
CB Richard Ellis Group, Inc. Class A (a)	221,020	5,841,559
Consolidated-Tomoka Land Co.	2,668	80,707
Forest City Enterprises, Inc. Class A (a)(d)	88,042	1,687,765
Forestar Group, Inc. (a)	35,108	640,019
Grubb & Ellis Co. (a)(d)	41,172	23,674
Howard Hughes Corp. (a)	28,044	2,144,805
Jones Lang LaSalle, Inc.	30,762	2,988,528
Kennedy-Wilson Holdings, Inc. (a)(d)	22,636	260,314
Maui Land & Pineapple, Inc. (a)	283	1,398
Tejon Ranch Co. (a)(d)	12,444	458,561
The St. Joe Co. (a)(d)	67,988	1,477,379
Thomas Properties Group, Inc. (a)(d)	16,256	53,807
		19,737,283
Thrifts & Mortgage Finance - 0.3%
Abington Bancorp, Inc.	21,779	248,063
Anchor BanCorp Wisconsin, Inc. (a)(d)	22,275	17,352
Astoria Financial Corp.	76,397	1,109,284
Bank Mutual Corp.	49,018	199,993
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankAtlantic Bancorp, Inc.:
rights 6/16/11 (a)	1,265	$ 28
(non-vtg.) Class A (a)(d)	2,028	1,566
BankFinancial Corp.	9,723	82,646
BankUnited, Inc.	19,974	566,463
BCSB Bancorp, Inc. (a)	1,784	23,977
Beneficial Mutual Bancorp, Inc. (a)(d)	38,185	321,136
Berkshire Hills Bancorp, Inc.	9,885	217,964
BofI Holding, Inc. (a)(d)	9,567	144,844
Brookline Bancorp, Inc., Delaware (d)	93,355	814,989
Camco Financial Corp. (a)	381	686
Capitol Federal Financial, Inc.	122,080	1,458,856
CFS Bancorp, Inc.	755	4,311
Citizens South Banking Corp., Delaware	4,413	19,638
Clifton Savings Bancorp, Inc.	16,445	180,566
Dime Community Bancshares, Inc.	56,919	798,004
Doral Financial Corp. (a)	1,013	2,107
ESB Financial Corp.	6,816	78,111
ESSA Bancorp, Inc.	4,716	55,554
Farmer Mac Class C (non-vtg.) (d)	6,602	125,768
First Defiance Financial Corp. (a)	6,742	96,208
First Financial Holdings, Inc.	6,772	67,720
First Niagara Financial Group, Inc.	232,199	3,297,226
First Place Financial Corp. (a)(d)	7,203	10,805
Flagstar Bancorp, Inc. (a)	266,752	378,788
Flushing Financial Corp.	41,558	557,708
Franklin Financial Corp./VA (a)	9,471	113,178
Guaranty Federal Bancshares, Inc. (a)	1,014	6,135
HF Financial Corp.	3,001	32,951
Hingham Institution for Savings	1,651	86,050
Hudson City Bancorp, Inc.	367,331	3,353,732
Indiana Community Bancorp	2,484	39,868
Kaiser Federal Financial Group, Inc.	8,017	99,731
MGIC Investment Corp. (a)	142,436	1,148,034
NASB Financial, Inc. (a)(d)	1,320	16,381
New York Community Bancorp, Inc. (d)	318,468	5,159,182
Northwest Bancshares, Inc.	81,296	1,020,265
OceanFirst Financial Corp.	6,419	87,298
Ocwen Financial Corp. (a)	50,011	601,132
Oritani Financial Corp.	27,539	344,788
Parkvale Financial Corp.	563	5,945
People's United Financial, Inc.	281,343	3,755,929
Provident Financial Holdings, Inc.	1,520	11,719
Provident Financial Services, Inc.	61,870	884,122
Provident New York Bancorp	48,520	446,869
PVF Capital Corp. (a)	13,074	24,841
Radian Group, Inc.	92,348	459,893
Riverview Bancorp, Inc. (a)	7,543	22,176
Territorial Bancorp, Inc.	9,432	190,526
TF Financial Corp.	1,871	39,665
TFS Financial Corp.	88,600	908,150

	Shares	Value
The PMI Group, Inc. (a)(d)	86,940	$ 126,063
Timberland Bancorp, Inc. (a)	5,523	30,542
Tree.com, Inc. (a)	3,593	20,444
Trustco Bank Corp., New York	80,140	474,429
United Community Financial Corp., Ohio (a)	12,192	14,996
ViewPoint Financial Group	26,576	346,285
Walker & Dunlop, Inc.	12,018	163,445
Washington Federal, Inc.	87,552	1,391,201
Westfield Financial, Inc.	31,716	267,049
WSFS Financial Corp.	11,406	476,429
		33,049,804
TOTAL FINANCIALS		1,886,328,333
HEALTH CARE - 11.6%
Biotechnology - 1.6%
Aastrom Biosciences, Inc. (a)(d)	86,076	281,469
Acadia Pharmaceuticals, Inc. (a)	21,646	40,911
Achillion Pharmaceuticals, Inc. (a)(d)	31,409	235,253
Acorda Therapeutics, Inc. (a)	28,295	929,491
ADVENTRX Pharmaceuticals, Inc. (a)(d)	15,096	38,042
Affymax, Inc. (a)	45,452	321,800
Agenus, Inc. (a)(d)	5,082	4,675
Alexion Pharmaceuticals, Inc. (a)	136,362	6,466,286
Alkermes, Inc. (a)	71,681	1,313,196
Allos Therapeutics, Inc. (a)(d)	81,509	179,320
Alnylam Pharmaceuticals, Inc. (a)(d)	30,284	317,073
AMAG Pharmaceuticals, Inc. (a)(d)	28,687	529,562
Amgen, Inc. (a)	734,295	44,454,219
Amylin Pharmaceuticals, Inc. (a)(d)	97,418	1,353,136
Anacor Pharmaceuticals, Inc. (d)	9,432	59,610
Anadys Pharmaceuticals, Inc. (a)	18,863	23,390
Anthera Pharmaceuticals, Inc. (a)(d)	13,370	108,698
Ardea Biosciences, Inc. (a)(d)	12,005	300,005
Arena Pharmaceuticals, Inc. (a)(d)	213,699	307,727
ARIAD Pharmaceuticals, Inc. (a)(d)	92,698	804,619
ArQule, Inc. (a)(d)	58,029	418,969
Array Biopharma, Inc. (a)(d)	62,253	166,216
AVEO Pharmaceuticals, Inc. (a)	26,814	491,501
AVI BioPharma, Inc. (a)	124,138	199,862
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)(d)	31,257	108,774
Biogen Idec, Inc. (a)	175,838	16,657,134
BioMarin Pharmaceutical, Inc. (a)(d)	80,383	2,269,212
BioMimetic Therapeutics, Inc. (a)	15,060	124,546
Biosante Pharmaceuticals, Inc. (a)	76,241	238,634
BioTime, Inc. (a)(d)	20,622	107,028
Capstone Therapeutics Corp. (a)	7,022	1,780
Cardium Therapeutics, Inc. (a)(d)	203,092	69,051
Cel-Sci Corp. (a)(d)	251,786	149,813
Celgene Corp. (a)	364,056	22,174,651
Cell Therapeutics, Inc. (a)(d)	110,152	242,334
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celldex Therapeutics, Inc. (a)(d)	32,521	$ 118,702
Cephalon, Inc. (a)(d)	60,209	4,798,055
Cepheid, Inc. (a)(d)	42,845	1,376,181
Chelsea Therapeutics International Ltd. (a)(d)	39,460	179,543
Codexis, Inc. (a)(d)	14,909	163,254
Cubist Pharmaceuticals, Inc. (a)	43,249	1,666,384
Curis, Inc. (a)(d)	56,906	213,682
Cyclacel Pharmaceuticals, Inc. (a)	37,663	60,261
Cytokinetics, Inc. (a)(d)	65,059	95,637
Cytori Therapeutics, Inc. (a)(d)	35,551	203,352
CytRx Corp. (a)(d)	73,642	68,487
Dendreon Corp. (a)(d)	107,648	4,563,199
Discovery Laboratories, Inc. (a)	239	586
Dyax Corp. (a)	64,077	144,814
Dynavax Technologies Corp. (a)(d)	144,172	397,915
Emergent BioSolutions, Inc. (a)	20,312	507,394
EntreMed, Inc. (a)	317	1,395
Enzon Pharmaceuticals, Inc. (a)(d)	47,650	499,849
Exact Sciences Corp. (a)(d)	50,808	379,028
Exelixis, Inc. (a)(d)	107,405	1,249,120
Genomic Health, Inc. (a)	10,455	287,826
GenVec, Inc. (a)	8,931	31,080
Geron Corp. (a)(d)	86,825	381,162
Gilead Sciences, Inc. (a)	616,367	25,727,159
GTx, Inc. (a)(d)	14,148	83,332
Halozyme Therapeutics, Inc. (a)(d)	72,454	488,340
Hemispherx Biopharma, Inc. (a)(d)	89,455	42,044
Human Genome Sciences, Inc. (a)(d)	140,793	3,853,504
iBio, Inc. (a)(d)	26,571	79,713
Idenix Pharmaceuticals, Inc. (a)	45,966	218,339
Idera Pharmaceuticals, Inc. (a)	8,489	20,543
ImmunoGen, Inc. (a)(d)	63,464	771,722
Immunomedics, Inc. (a)(d)	60,105	265,664
Incyte Corp. (a)(d)	90,301	1,601,037
Infinity Pharmaceuticals, Inc. (a)	50	358
Inhibitex, Inc. (a)(d)	47,380	217,474
Insmed, Inc. (a)	7,548	80,915
InterMune, Inc. (a)	34,720	1,291,584
Ironwood Pharmaceuticals, Inc. Class A (a)	33,195	501,908
Isis Pharmaceuticals, Inc. (a)(d)	70,434	650,106
Keryx Biopharmaceuticals, Inc. (a)	72,502	392,961
Lexicon Pharmaceuticals, Inc. (a)(d)	146,665	239,064
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	2,082	0
Class B (a)	18,383	194,860
MannKind Corp. (a)(d)	86,208	351,729
Marina Biotech, Inc. (a)	85,693	23,446
Maxygen, Inc.	41,196	216,691
Medivation, Inc. (a)(d)	26,497	638,843

	Shares	Value
Metabolix, Inc. (a)(d)	23,828	$ 210,640
Micromet, Inc. (a)(d)	82,371	509,876
Momenta Pharmaceuticals, Inc. (a)(d)	32,484	650,005
Myrexis, Inc. (a)	75,469	316,215
Myriad Genetics, Inc. (a)(d)	68,519	1,741,068
Nabi Biopharmaceuticals (a)	38,497	211,734
Neurocrine Biosciences, Inc. (a)	45,922	378,857
Novavax, Inc. (a)(d)	87,316	210,432
NPS Pharmaceuticals, Inc. (a)	73,725	705,548
Omeros Corp. (a)(d)	4,858	22,638
OncoGenex Pharmaceuticals, Inc. (a)	3,961	69,357
Oncothyreon, Inc. (a)(d)	26,285	170,064
ONYX Pharmaceuticals, Inc. (a)(d)	44,865	1,904,519
Opko Health, Inc. (a)	114,939	432,171
Orchid Cellmark, Inc. (a)	2,984	8,206
OREXIGEN Therapeutics, Inc. (a)	37,368	105,751
Osiris Therapeutics, Inc. (a)(d)	15,091	112,126
Oxygen Biotherapeutics, Inc. (a)	30,131	60,262
PDL BioPharma, Inc.	115,130	764,463
Peregrine Pharmaceuticals, Inc. (a)	52,699	112,249
Pharmacyclics, Inc. (a)(d)	34,475	243,394
Pharmasset, Inc. (a)	27,074	2,766,963
PharmAthene, Inc. (a)(d)	56,363	222,070
Poniard Pharmaceuticals, Inc. (a)(d)	79,194	19,007
Progenics Pharmaceuticals, Inc. (a)(d)	23,370	193,737
PROLOR Biotech, Inc. (a)(d)	28,295	143,739
Regeneron Pharmaceuticals, Inc. (a)(d)	51,993	3,120,620
Repligen Corp. (a)	5,750	21,908
Rigel Pharmaceuticals, Inc. (a)	51,333	426,064
Sangamo Biosciences, Inc. (a)(d)	40,865	290,142
Savient Pharmaceuticals, Inc. (a)(d)	120,193	1,020,439
SciClone Pharmaceuticals, Inc. (a)(d)	30,738	179,203
Seattle Genetics, Inc. (a)(d)	72,942	1,412,887
SIGA Technologies, Inc. (a)(d)	32,367	451,196
Spectrum Pharmaceuticals, Inc. (a)(d)	38,299	364,606
StemCells, Inc. (a)(d)	160,703	106,160
Sunesis Pharmaceuticals, Inc. (a)(d)	14,568	41,373
SuperGen, Inc. (a)	51,499	168,917
Talecris Biotherapeutics Holdings Corp. (a)	43,624	1,256,371
Targacept, Inc. (a)	20,821	468,473
Telik, Inc. (a)	12,510	7,881
Theravance, Inc. (a)(d)	47,764	1,248,073
Trimeris, Inc. (a)(d)	15,908	44,383
United Therapeutics Corp. (a)(d)	37,137	2,397,936
Vanda Pharmaceuticals, Inc. (a)(d)	31,507	235,042
Vertex Pharmaceuticals, Inc. (a)	156,103	8,428,001
Vical, Inc. (a)(d)	25,319	97,225
XOMA Ltd. (a)(d)	37,060	112,662
Zalicus, Inc. (a)	74,245	196,007
ZIOPHARM Oncology, Inc. (a)(d)	49,736	354,120
Zogenix, Inc.	34,197	147,389
		191,708,398
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
Abaxis, Inc. (a)(d)	25,554	$ 795,496
Abiomed, Inc. (a)(d)	39,886	749,059
Accuray, Inc. (a)(d)	38,527	294,346
Alere, Inc. (a)(d)	61,554	2,462,160
Align Technology, Inc. (a)(d)	48,607	1,190,872
Alphatec Holdings, Inc. (a)(d)	40,376	153,025
American Medical Systems Holdings, Inc. (a)(d)	59,522	1,782,089
Analogic Corp. (d)	10,132	541,555
Angiodynamics, Inc. (a)(d)	28,940	454,358
ArthroCare Corp. (a)	22,687	777,030
Atrion Corp.	225	41,589
Baxter International, Inc.	452,882	26,955,537
Beckman Coulter, Inc.	52,974	4,401,610
Becton, Dickinson & Co.	163,723	14,333,949
BioLase Technology, Inc. (d)	25,516	134,214
Boston Scientific Corp. (a)	1,165,624	8,369,180
BSD Medical Corp. (a)(d)	50,868	185,160
C. R. Bard, Inc.	70,221	7,849,303
Cantel Medical Corp. (d)	23,862	565,768
CareFusion Corp. (a)	166,945	4,838,066
Cerus Corp. (a)(d)	42,449	127,347
Conceptus, Inc. (a)(d)	29,569	376,413
CONMED Corp. (a)(d)	21,418	606,129
Covidien PLC	381,556	20,985,580
Cryolife, Inc. (a)	22,998	129,019
Cutera, Inc. (a)(d)	16,950	154,923
Cyberonics, Inc. (a)(d)	28,545	931,994
Cynosure, Inc. Class A (a)	4,661	60,733
Delcath Systems, Inc. (a)(d)	62,717	379,438
DENTSPLY International, Inc.	104,266	4,091,398
DexCom, Inc. (a)(d)	41,139	648,762
Edwards Lifesciences Corp. (a)	91,345	8,105,042
Endologix, Inc. (a)(d)	30,759	263,605
Exactech, Inc. (a)	2,580	48,452
Fonar Corp. (a)	789	1,673
Gen-Probe, Inc. (a)	35,216	2,880,317
Greatbatch, Inc. (a)(d)	24,489	708,957
Haemonetics Corp. (a)	18,667	1,262,449
Hansen Medical, Inc. (a)(d)	53,427	153,335
Hill-Rom Holdings, Inc.	45,118	2,059,186
Hologic, Inc. (a)	190,519	4,096,159
ICU Medical, Inc. (a)(d)	19,029	825,097
IDEXX Laboratories, Inc. (a)(d)	42,139	3,317,182
Immucor, Inc. (a)	47,009	983,898
Insulet Corp. (a)(d)	23,995	505,815
Integra LifeSciences Holdings Corp. (a)	15,576	798,893
Intuitive Surgical, Inc. (a)	30,346	10,590,754
Invacare Corp.	31,175	1,046,857
IRIS International, Inc. (a)	22,447	224,470

	Shares	Value
IVAX Diagnostics, Inc. (a)	3,395	$ 1,976
Kensey Nash Corp. (a)(d)	20,654	543,407
Kewaunee Scientific Corp.	1,510	15,583
Kinetic Concepts, Inc. (a)(d)	46,474	2,757,767
Mako Surgical Corp. (a)(d)	31,918	1,050,741
Masimo Corp. (d)	38,819	1,192,520
Medical Action Industries, Inc. (a)	14,163	137,948
Medtronic, Inc.	847,007	34,473,185
MELA Sciences, Inc. (a)(d)	35,344	104,618
Meridian Bioscience, Inc. (d)	38,900	928,154
Merit Medical Systems, Inc. (a)(d)	32,413	635,943
Misonix, Inc. (a)	2,830	6,990
Natus Medical, Inc. (a)	27,022	453,699
Neogen Corp. (a)	24,422	1,095,082
Neoprobe Corp. (a)(d)	57,323	314,130
NuVasive, Inc. (a)(d)	30,787	1,040,293
NxStage Medical, Inc. (a)(d)	53,125	999,281
OraSure Technologies, Inc. (a)(d)	22,416	193,226
Orthofix International NV (a)	18,023	735,879
Orthovita, Inc. (a)	30,745	117,753
Palomar Medical Technologies, Inc. (a)	17,357	246,122
Quidel Corp. (a)(d)	37,815	580,082
ResMed, Inc. (a)(d)	110,803	3,567,857
Retractable Technologies, Inc. (a)	5,758	8,407
RTI Biologics, Inc. (a)	23,961	73,081
Sirona Dental Systems, Inc. (a)	41,715	2,255,113
SonoSite, Inc. (a)(d)	20,858	744,839
St. Jude Medical, Inc.	279,587	14,166,673
Staar Surgical Co. (a)	3,752	22,212
Stereotaxis, Inc. (a)	26,913	92,850
Steris Corp.	37,818	1,364,852
Stryker Corp.	240,949	15,035,218
SurModics, Inc. (a)	21,422	311,904
Symmetry Medical, Inc. (a)	32,220	329,288
Synovis Life Technologies, Inc. (a)	10,375	182,133
Teleflex, Inc. (d)	28,462	1,767,490
The Cooper Companies, Inc.	32,297	2,419,368
The Spectranetics Corp. (a)	19,764	118,782
Theragenics Corp. (a)	1,226	2,317
ThermoGenesis Corp. (a)(d)	17,383	39,807
Thoratec Corp. (a)	41,798	1,453,316
TomoTherapy, Inc. (a)	18,109	79,317
Unilife Corp. (a)(d)	33,011	161,424
Urologix, Inc. (a)(d)	3,584	3,369
Varian Medical Systems, Inc. (a)(d)	88,790	5,996,877
Vermillion, Inc. (a)	5,759	30,868
Volcano Corp. (a)	40,858	1,284,167
West Pharmaceutical Services, Inc.	24,844	1,154,749
Wright Medical Group, Inc. (a)(d)	32,570	506,464
Young Innovations, Inc.	2,365	67,615
Zimmer Holdings, Inc. (a)	149,849	10,153,768
Zoll Medical Corp. (a)(d)	20,464	1,244,416
		255,501,163
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.3%
Accretive Health, Inc. (d)	23,217	$ 565,102
Aetna, Inc.	311,103	13,588,979
Air Methods Corp. (a)	15,045	918,497
Alliance Healthcare Services, Inc. (a)	60,779	263,173
Almost Family, Inc. (a)(d)	10,897	329,198
Amedisys, Inc. (a)	21,121	661,087
America Service Group, Inc.	10,375	269,439
American Dental Partners, Inc. (a)	4,442	59,079
AMERIGROUP Corp. (a)(d)	35,782	2,537,302
AmerisourceBergen Corp.	205,674	8,477,882
AMN Healthcare Services, Inc. (a)(d)	40,897	353,759
AmSurg Corp. (a)(d)	27,977	724,884
Animal Health International, Inc. (a)	4,999	21,096
Assisted Living Concepts, Inc. Class A	9,243	310,103
Bio-Reference Laboratories, Inc. (a)(d)	35,018	872,999
BioScrip, Inc. (a)(d)	45,793	350,316
Brookdale Senior Living, Inc. (a)(d)	69,751	1,800,273
Capital Senior Living Corp. (a)	29,205	280,660
Cardinal Health, Inc.	266,600	12,108,972
CardioNet, Inc. (a)	37,480	210,263
Catalyst Health Solutions, Inc. (a)(d)	32,675	1,994,155
Centene Corp. (a)	35,587	1,238,428
Chemed Corp. (d)	15,654	1,057,741
Chindex International, Inc. (a)(d)	10,080	151,099
CIGNA Corp.	210,410	10,497,355
Community Health Systems, Inc. (a)(d)	69,688	1,995,864
Continucare Corp. (a)(d)	23,881	112,480
Corvel Corp. (a)	5,751	304,458
Coventry Health Care, Inc. (a)	108,803	3,827,690
Cross Country Healthcare, Inc. (a)(d)	31,968	245,195
DaVita, Inc. (a)	75,691	6,361,829
Emeritus Corp. (a)(d)	19,571	457,961
ExamWorks Group, Inc. (a)(d)	18,813	477,850
Express Scripts, Inc. (a)	378,656	22,552,751
Five Star Quality Care, Inc. (a)	26,595	205,313
Gentiva Health Services, Inc. (a)(d)	26,477	648,157
Hanger Orthopedic Group, Inc. (a)	29,799	749,445
HCA Holdings, Inc.	96,931	3,381,923
Health Management Associates, Inc. Class A (a)(d)	188,340	2,147,076
Health Net, Inc. (a)	71,362	2,290,007
HealthSouth Corp. (a)(d)	65,405	1,835,918
Healthspring, Inc. (a)	44,894	1,968,602
Healthways, Inc. (a)(d)	37,107	601,504
Henry Schein, Inc. (a)	66,901	4,804,830
HMS Holdings Corp. (a)(d)	20,684	1,614,593
Hooper Holmes, Inc. (a)	6,876	4,540
Humana, Inc.	132,473	10,668,051
IPC The Hospitalist Co., Inc. (a)	24,968	1,267,875
Kindred Healthcare, Inc. (a)(d)	24,869	610,285

	Shares	Value
Laboratory Corp. of America Holdings (a)	76,048	$ 7,667,920
Landauer, Inc.	12,039	718,969
LCA-Vision, Inc. (a)(d)	7,869	44,696
LHC Group, Inc. (a)(d)	14,055	379,204
LifePoint Hospitals, Inc. (a)(d)	39,323	1,651,566
Lincare Holdings, Inc. (d)	70,738	2,144,776
Magellan Health Services, Inc. (a)(d)	27,633	1,462,891
McKesson Corp.	195,765	16,759,442
Medcath Corp. (a)(d)	7,997	108,439
Medco Health Solutions, Inc. (a)	335,590	20,088,417
MEDNAX, Inc. (a)	33,914	2,548,637
Molina Healthcare, Inc. (a)	19,156	520,660
MWI Veterinary Supply, Inc. (a)(d)	15,166	1,278,494
National Healthcare Corp.	5,340	254,504
Omnicare, Inc. (d)	84,224	2,648,003
Owens & Minor, Inc.	45,485	1,573,781
Patterson Companies, Inc.	74,373	2,572,190
PDI, Inc. (a)	1,498	10,336
PharMerica Corp. (a)	32,011	395,016
Providence Service Corp. (a)	14,532	197,635
PSS World Medical, Inc. (a)(d)	42,894	1,253,363
Quest Diagnostics, Inc.	116,075	6,781,102
RehabCare Group, Inc. (a)(d)	19,179	720,747
Rural/Metro Corp. (a)	12,481	214,673
Select Medical Holdings Corp. (a)	41,557	394,792
Skilled Healthcare Group, Inc. (a)(d)	29,795	337,875
SRI/Surgical Express, Inc. (a)	849	3,871
Sun Healthcare Group, Inc. (a)	16,667	166,170
Sunrise Senior Living, Inc. (a)	34,359	341,528
Team Health Holdings, Inc. (a)	27,803	622,787
Tenet Healthcare Corp. (a)	354,034	2,258,737
The Ensign Group, Inc.	5,230	156,377
Triple-S Management Corp. (a)(d)	22,184	488,714
U.S. Physical Therapy, Inc.	12,332	317,426
UnitedHealth Group, Inc.	862,743	42,231,270
Universal American Spin Corp. (a)	36,830	342,519
Universal Health Services, Inc. Class B	66,022	3,597,539
VCA Antech, Inc. (a)(d)	62,319	1,523,700
Wellcare Health Plans, Inc. (a)(d)	30,159	1,485,331
WellPoint, Inc.	302,816	23,671,127
		278,711,262
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	132,430	2,663,167
athenahealth, Inc. (a)(d)	25,191	1,127,801
Cerner Corp. (a)(d)	52,178	6,266,578
Computer Programs & Systems, Inc.	17,534	1,100,259
Emdeon, Inc. Class A (a)	32,030	491,340
Epocrates, Inc. (a)	4,079	85,863
MedAssets, Inc. (a)	32,211	468,670
Medidata Solutions, Inc. (a)(d)	24,647	566,635
Merge Healthcare, Inc. (a)	35,791	217,251
Omnicell, Inc. (a)	27,584	425,069
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Quality Systems, Inc. (d)	15,236	$ 1,311,515
Transcend Services, Inc. (a)	5,619	149,690
Vital Images, Inc. (a)	11,241	210,319
		15,084,157
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)(d)	61,198	372,696
Agilent Technologies, Inc. (a)	268,997	13,414,880
Albany Molecular Research, Inc. (a)	26,219	131,882
Apricus Biosciences, Inc. (a)(d)	19,980	103,097
Bio-Rad Laboratories, Inc. Class A (a)	14,121	1,757,076
Bruker BioSciences Corp. (a)(d)	53,701	1,058,984
Caliper Life Sciences, Inc. (a)	33,402	239,492
Cambrex Corp. (a)	20,322	99,375
Charles River Laboratories International, Inc. (a)(d)	46,750	1,808,290
Covance, Inc. (a)(d)	47,197	2,778,015
Enzo Biochem, Inc. (a)(d)	16,125	64,500
eResearchTechnology, Inc. (a)	59,548	377,534
Furiex Pharmaceuticals, Inc. (a)	6,166	104,822
Harvard Bioscience, Inc. (a)	741	4,201
Illumina, Inc. (a)(d)	93,710	6,754,617
Kendle International, Inc. (a)(d)	12,037	181,157
Life Technologies Corp. (a)	143,226	7,443,455
Luminex Corp. (a)(d)	35,366	738,088
Mettler-Toledo International, Inc. (a)	24,596	4,116,633
Pacific Biosciences of California, Inc. (d)	31,794	380,574
PAREXEL International Corp. (a)(d)	46,380	1,167,385
PerkinElmer, Inc.	83,941	2,324,326
Pharmaceutical Product Development, Inc.	79,741	2,300,528
pSivida Corp. (a)	13,676	61,132
Sequenom, Inc. (a)(d)	68,917	546,512
SeraCare Life Sciences, Inc. (a)	4,716	16,789
Strategic Diagnostics, Inc. (a)	2,924	6,140
Techne Corp.	28,278	2,304,657
Thermo Fisher Scientific, Inc. (a)	306,164	20,038,434
Waters Corp. (a)	69,379	6,837,994
		77,533,265
Pharmaceuticals - 4.8%
Abbott Laboratories	1,194,558	62,415,656
Adolor Corp. (a)	23,668	35,739
Aegerion Pharmaceuticals, Inc. (d)	6,191	117,258
Akorn, Inc. (a)	38,239	260,408
Alexza Pharmaceuticals, Inc. (a)(d)	38,513	62,006
Allergan, Inc.	236,888	19,597,744
Auxilium Pharmaceuticals, Inc. (a)(d)	37,679	843,633
AVANIR Pharmaceuticals Class A (a)(d)	71,915	324,337
Bristol-Myers Squibb Co.	1,350,587	38,842,882
Cadence Pharmaceuticals, Inc. (a)(d)	47,180	454,815
Columbia Laboratories, Inc. (a)(d)	46,715	164,904
Corcept Therapeutics, Inc. (a)(d)	39,613	195,688

	Shares	Value
Cornerstone Therapeutics, Inc. (a)	8,489	$ 67,403
Cumberland Pharmaceuticals, Inc. (a)(d)	3,560	18,298
DepoMed, Inc. (a)(d)	35,077	319,902
Durect Corp. (a)	37,418	130,963
Eli Lilly & Co.	758,835	29,199,971
Endo Pharmaceuticals Holdings, Inc. (a)(d)	75,015	3,122,874
Endocyte, Inc.	16,695	198,671
Forest Laboratories, Inc. (a)	215,677	7,768,686
Hi-Tech Pharmacal Co., Inc. (a)(d)	14,118	396,151
Hospira, Inc. (a)	127,938	7,073,692
Impax Laboratories, Inc. (a)(d)	46,382	1,245,357
Jazz Pharmaceuticals, Inc. (a)	14,148	414,395
Johnson & Johnson	2,123,198	142,869,993
KV Pharmaceutical Co. Class A (a)(d)	30,893	98,549
Lannett Co., Inc. (a)	30,358	161,808
MAP Pharmaceuticals, Inc. (a)	11,864	201,569
Medicis Pharmaceutical Corp. Class A (d)	43,359	1,624,662
Merck & Co., Inc.	2,387,057	87,724,345
Mylan, Inc. (a)	326,427	7,685,724
Nektar Therapeutics (a)(d)	89,226	863,708
Obagi Medical Products, Inc. (a)	16,211	161,948
Optimer Pharmaceuticals, Inc. (a)(d)	23,713	344,076
Pain Therapeutics, Inc. (d)	33,232	330,658
Par Pharmaceutical Companies, Inc. (a)	25,634	880,784
Perrigo Co.	69,947	5,984,665
Pfizer, Inc.	6,243,161	133,915,803
Pozen, Inc. (a)	25,479	131,217
Questcor Pharmaceuticals, Inc. (a)(d)	58,689	1,353,955
Repros Therapeutics, Inc. (a)(d)	11,790	68,972
Sagent Pharmaceuticals, Inc.	3,885	97,125
Salix Pharmaceuticals Ltd. (a)	42,401	1,697,312
Santarus, Inc. (a)(d)	25,769	89,676
Somaxon Pharmaceuticals, Inc. (a)(d)	57,340	131,882
The Medicines Company (a)(d)	47,366	905,164
Tranzyme, Inc.	10,222	48,350
ViroPharma, Inc. (a)(d)	54,757	1,059,548
Vivus, Inc. (a)(d)	69,480	609,340
Warner Chilcott PLC	83,717	2,018,417
Watson Pharmaceuticals, Inc. (a)	98,494	6,338,089
XenoPort, Inc. (a)	36,565	283,379
		570,952,151
TOTAL HEALTH CARE		1,389,490,396
INDUSTRIALS - 11.1%
Aerospace & Defense - 2.3%
AAR Corp. (d)	32,646	861,528
AeroCentury Corp. (a)	755	9,128
AeroVironment, Inc. (a)(d)	14,530	438,661
Alliant Techsystems, Inc.	23,419	1,675,161
American Science & Engineering, Inc. (d)	9,502	822,208
Astronics Corp. (a)	2,591	69,465
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc. (a)	74,803	$ 2,799,128
Ceradyne, Inc. (a)(d)	18,863	844,308
Cubic Corp.	14,746	755,585
Curtiss-Wright Corp.	38,787	1,323,025
DigitalGlobe, Inc. (a)	21,074	518,842
Ducommun, Inc.	10,474	205,605
Esterline Technologies Corp. (a)	21,790	1,647,760
GenCorp, Inc. (non-vtg.) (a)(d)	80,387	504,830
General Dynamics Corp.	245,815	18,244,389
GeoEye, Inc. (a)(d)	21,496	713,022
Goodrich Corp.	94,926	8,286,091
HEICO Corp. Class A	23,242	930,377
Hexcel Corp. (a)	65,958	1,363,352
Honeywell International, Inc.	553,873	32,983,137
Huntington Ingalls Industries, Inc. (a)	35,844	1,310,815
Innovative Solutions & Support, Inc. (a)	22,240	122,765
ITT Corp.	139,391	8,031,709
KEYW Holding Corp.	15,236	171,862
Kratos Defense & Security Solutions, Inc. (a)	15,815	191,994
L-3 Communications Holdings, Inc.	85,675	6,995,364
LMI Aerospace, Inc. (a)	7,545	161,010
Lockheed Martin Corp.	224,738	17,507,090
Moog, Inc. Class A (a)	29,492	1,210,647
National Presto Industries, Inc.	4,626	485,036
Northrop Grumman Corp.	215,065	14,041,594
Orbital Sciences Corp. (a)(d)	43,858	824,969
Precision Castparts Corp.	109,039	17,130,027
Raytheon Co.	296,955	14,960,593
Rockwell Collins, Inc.	115,789	7,078,182
Spirit AeroSystems Holdings, Inc. Class A (a)	73,892	1,618,235
Sypris Solutions, Inc. (a)	3,041	11,890
Taser International, Inc. (a)(d)	64,631	292,778
Teledyne Technologies, Inc. (a)(d)	25,437	1,248,957
Textron, Inc.	202,193	4,626,176
The Boeing Co.	509,323	39,742,474
TransDigm Group, Inc. (a)	30,735	2,520,270
Triumph Group, Inc.	12,857	1,202,387
United Technologies Corp.	623,786	54,749,697
		271,232,123
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	53,624	399,499
Atlas Air Worldwide Holdings, Inc. (a)(d)	18,089	1,144,853
C.H. Robinson Worldwide, Inc.	125,576	10,073,707
Expeditors International of Washington, Inc.	161,007	8,504,390
FedEx Corp.	225,423	21,108,610
Forward Air Corp.	25,966	911,407
Hub Group, Inc. Class A (a)	27,712	1,057,490
Pacer International, Inc. (a)(d)	32,572	170,026

	Shares	Value
United Parcel Service, Inc. Class B	542,552	$ 39,872,146
UTI Worldwide, Inc.	78,472	1,744,433
		84,986,561
Airlines - 0.2%
Alaska Air Group, Inc. (a)	26,188	1,768,738
Allegiant Travel Co. (d)	11,912	543,306
AMR Corp. (a)(d)	240,994	1,511,032
Delta Air Lines, Inc. (a)(d)	717,966	7,237,097
Hawaiian Holdings, Inc. (a)	41,365	229,162
JetBlue Airways Corp. (a)(d)	173,059	1,050,468
Pinnacle Airlines Corp. (a)(d)	12,493	60,841
Republic Airways Holdings, Inc. (a)(d)	89,851	438,473
SkyWest, Inc. (d)	41,631	642,366
Southwest Airlines Co.	550,408	6,511,327
United Continental Holdings, Inc. (a)(d)	233,966	5,650,279
US Airways Group, Inc. (a)(d)	128,710	1,171,261
		26,814,350
Building Products - 0.1%
A.O. Smith Corp. (d)	30,277	1,255,587
AAON, Inc.	22,539	759,564
Ameresco, Inc. Class A (a)	20,114	294,067
American Woodmark Corp.	7,659	153,793
Ameron International Corp. (d)	7,178	482,218
Apogee Enterprises, Inc.	30,004	397,253
Armstrong World Industries, Inc. (d)	14,716	706,515
Builders FirstSource, Inc. (a)	17,646	42,703
Gibraltar Industries, Inc. (a)	22,729	296,841
Griffon Corp. (a)(d)	42,606	451,198
Insteel Industries, Inc.	18,405	251,044
Lennox International, Inc. (d)	36,931	1,721,354
Masco Corp.	267,847	3,816,820
NCI Building Systems, Inc. (a)(d)	17,557	190,669
Owens Corning (a)	81,926	3,129,573
Quanex Building Products Corp.	26,661	528,954
Simpson Manufacturing Co. Ltd. (d)	25,670	719,273
Trex Co., Inc. (a)(d)	12,821	391,810
Universal Forest Products, Inc.	15,170	443,419
USG Corp. (a)(d)	51,531	734,317
		16,766,972
Commercial Services & Supplies - 0.7%
ABM Industries, Inc. (d)	35,973	819,465
ACCO Brands Corp. (a)(d)	38,344	318,255
American Reprographics Co. (a)(d)	28,249	264,976
APAC Customer Services, Inc. (a)	4,056	23,728
Avery Dennison Corp.	76,210	3,226,731
Casella Waste Systems, Inc. Class A (a)(d)	32,840	206,892
Cenveo, Inc. (a)(d)	62,454	404,702
Cintas Corp.	90,022	2,957,223
Clean Harbors, Inc. (a)	17,372	1,757,352
Consolidated Graphics, Inc. (a)	10,132	559,185
Copart, Inc. (a)	82,296	3,867,912
Corrections Corp. of America (a)(d)	83,942	1,930,666
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Courier Corp.	2,829	$ 31,939
Covanta Holding Corp. (d)	100,966	1,713,393
Deluxe Corp.	52,973	1,363,525
EnergySolutions, Inc. (d)	109,574	559,923
EnerNOC, Inc. (a)(d)	16,713	301,670
Ennis, Inc.	23,359	445,923
Fuel Tech, Inc. (a)	23,836	201,176
G&K Services, Inc. Class A	10,396	328,825
Healthcare Services Group, Inc. (d)	36,982	630,913
Herman Miller, Inc.	41,925	1,052,318
Higher One Holdings, Inc. (a)(d)	21,186	324,781
HNI Corp.	47,618	1,186,164
InnerWorkings, Inc. (a)(d)	31,304	265,145
Interface, Inc. Class A (d)	38,077	732,982
Intersections, Inc.	8,323	129,173
Iron Mountain, Inc. (d)	137,631	4,680,830
KAR Auction Services, Inc. (a)	13,997	292,677
Kimball International, Inc. Class B	17,710	120,074
Knoll, Inc.	35,367	678,693
M&F Worldwide Corp. (a)	15,235	322,982
McGrath RentCorp.	19,268	540,275
Metalico, Inc. (a)(d)	45,579	269,828
Mine Safety Appliances Co.	25,455	956,599
Mobile Mini, Inc. (a)(d)	17,570	395,325
Multi-Color Corp.	8,718	197,114
Perma-Fix Environmental Services, Inc. (a)	38,059	52,521
Pitney Bowes, Inc.	151,761	3,625,570
Quad/Graphics, Inc.	18,203	752,876
R.R. Donnelley & Sons Co. (d)	150,221	3,205,716
Republic Services, Inc.	231,668	7,302,175
Rollins, Inc.	49,404	994,008
Schawk, Inc. Class A	4,618	80,261
Standard Parking Corp. (a)	4,223	69,595
Standard Register Co.	6,983	23,672
Steelcase, Inc. Class A	69,162	751,791
Stericycle, Inc. (a)	63,719	5,676,726
Superior Uniform Group, Inc.	943	10,524
Swisher Hygiene, Inc. (Canada) (a)(d)	59,358	391,452
Sykes Enterprises, Inc. (a)(d)	33,713	729,212
Team, Inc. (a)(d)	19,900	457,700
Tetra Tech, Inc. (a)	43,823	1,066,214
The Brink's Co.	41,599	1,237,570
The Geo Group, Inc. (a)(d)	63,151	1,552,883
TMS International Corp.	16,345	234,551
TRC Companies, Inc. (a)	4,982	34,426
Unifirst Corp. Massachusetts	13,692	734,165
United Stationers, Inc.	16,880	1,249,458
US Ecology, Inc.	24,046	421,767
Viad Corp.	17,049	385,648
Virco Manufacturing Co.	2,943	9,359

	Shares	Value
Waste Connections, Inc. (d)	92,080	$ 2,894,995
Waste Management, Inc.	363,796	14,144,388
		82,148,557
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)(d)	99,392	2,849,569
Comfort Systems USA, Inc.	47,987	497,625
Dycom Industries, Inc. (a)	28,481	486,740
EMCOR Group, Inc. (a)	50,359	1,529,403
Fluor Corp.	137,898	9,505,309
Foster Wheeler AG (a)	87,081	2,983,395
Furmanite Corp. (a)	19,378	146,885
Granite Construction, Inc.	34,715	954,315
Great Lakes Dredge & Dock Corp.	42,868	260,209
Insituform Technologies, Inc. Class A (a)(d)	28,331	731,223
Integrated Electrical Services, Inc. (a)(d)	13,178	42,697
Jacobs Engineering Group, Inc. (a)	93,628	4,312,506
KBR, Inc.	116,437	4,345,429
Layne Christensen Co. (a)(d)	16,848	498,195
MasTec, Inc. (a)	39,541	832,338
Michael Baker Corp. (a)	6,874	178,724
MYR Group, Inc. (a)	23,639	533,059
Northwest Pipe Co. (a)(d)	11,543	301,734
Orion Marine Group, Inc. (a)	17,349	184,593
Pike Electric Corp. (a)	15,385	137,080
Primoris Services Corp.	7,602	96,317
Quanta Services, Inc. (a)	154,955	3,060,361
Shaw Group, Inc. (a)(d)	61,389	2,242,540
Sterling Construction Co., Inc. (a)(d)	28,384	378,075
Tutor Perini Corp.	24,847	504,394
URS Corp. (a)	61,842	2,724,759
		40,317,474
Electrical Equipment - 0.8%
A123 Systems, Inc. (a)(d)	74,494	458,138
Active Power, Inc. (a)	34,367	73,545
Acuity Brands, Inc. (d)	33,968	2,070,689
Advanced Battery Technologies, Inc. (a)(d)	82,442	123,663
Allied Motion Technologies, Inc. (a)	4,618	30,987
Altair Nanotechnologies, Inc. (a)	9,432	13,865
American Superconductor Corp. (a)(d)	33,556	358,714
AMETEK, Inc.	118,686	5,161,654
AZZ, Inc. (d)	13,510	596,061
Babcock & Wilcox Co. (a)	112,865	3,165,863
Beacon Power Corp. (a)(d)	21,600	30,672
Belden, Inc.	33,911	1,218,761
Brady Corp. Class A	36,349	1,252,950
Broadwind Energy, Inc. (a)(d)	42,681	74,265
Capstone Turbine Corp. (a)(d)	321,052	558,630
Coleman Cable, Inc. (a)	849	12,030
Cooper Industries PLC Class A	130,000	8,170,500
Emerson Electric Co.	586,574	31,997,612
Encore Wire Corp. (d)	22,696	551,286
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Ener1, Inc. (a)(d)	55,683	$ 69,604
Energy Focus, Inc. (a)	3,717	1,821
EnerSys (a)	38,632	1,383,026
Espey Manufacturing & Electronics Corp.	1,403	39,017
Franklin Electric Co., Inc.	15,761	701,365
FuelCell Energy, Inc. (a)(d)	158,385	300,932
Generac Holdings, Inc. (a)	24,376	448,762
General Cable Corp. (a)(d)	37,403	1,561,575
Global Power Equipment Group, Inc. (a)	9,432	265,228
GrafTech International Ltd. (a)(d)	87,514	1,850,046
Hubbell, Inc. Class B	42,884	2,837,205
II-VI, Inc. (a)(d)	18,103	1,029,337
LSI Industries, Inc.	11,967	89,992
MagneTek, Inc. (a)	3,378	7,837
Nexxus Lighting, Inc. (a)	1,981	5,408
Plug Power, Inc. (a)(d)	9,969	24,424
Polypore International, Inc. (a)(d)	26,043	1,707,119
Powell Industries, Inc. (a)(d)	8,471	290,979
PowerSecure International, Inc. (a)(d)	14,747	120,778
Regal-Beloit Corp.	27,122	1,871,418
Rockwell Automation, Inc.	108,318	9,002,309
Roper Industries, Inc.	70,219	5,861,180
Satcon Technology Corp. (a)(d)	82,879	220,458
SL Industries, Inc. (a)	2,365	54,868
Thermon Group Holdings, Inc.	7,652	93,354
Thomas & Betts Corp. (a)	37,799	2,069,495
Ultralife Corp. (a)(d)	14,713	72,094
UQM Technologies, Inc. (a)(d)	3,584	9,390
Valence Technology, Inc. (a)(d)	53,342	57,609
Valpey Fisher Corp. (a)	1,981	6,359
Vicor Corp.	12,049	199,531
Woodward, Inc.	68,061	2,397,108
		90,569,513
Industrial Conglomerates - 2.0%
3M Co.	506,846	47,836,125
Carlisle Companies, Inc.	45,118	2,192,735
General Electric Co.	8,283,995	162,697,662
Raven Industries, Inc.	16,457	921,592
Seaboard Corp. (d)	189	436,590
Standex International Corp.	11,854	393,790
Tredegar Corp.	26,814	519,923
Tyco International Ltd.	372,963	18,405,724
United Capital Corp. (a)	2,133	57,591
		233,461,732
Machinery - 2.5%
3D Systems Corp. (a)(d)	26,530	530,335
Accuride Corp. (a)	32,270	422,737
Actuant Corp. Class A (d)	47,219	1,187,086
Adept Technology, Inc. (a)	641	2,545
AGCO Corp. (a)	71,435	3,691,046

	Shares	Value
Alamo Group, Inc.	11,235	$ 286,493
Albany International Corp. Class A	20,873	576,095
Altra Holdings, Inc. (a)(d)	20,870	549,925
American Railcar Industries, Inc. (a)	9,879	237,096
Ampco-Pittsburgh Corp.	6,177	146,024
Astec Industries, Inc. (a)(d)	12,825	481,194
Badger Meter, Inc.	21,217	789,697
Barnes Group, Inc.	28,849	695,549
Blount International, Inc. (a)(d)	32,999	559,333
Briggs & Stratton Corp.	46,616	971,944
Bucyrus International, Inc. Class A	57,527	5,283,855
Cascade Corp.	9,695	393,908
Caterpillar, Inc.	448,427	47,443,577
Chart Industries, Inc. (a)	21,378	1,038,543
CIRCOR International, Inc.	14,338	635,317
CLARCOR, Inc. (d)	36,232	1,543,846
Colfax Corp. (a)(d)	21,109	475,586
Columbus McKinnon Corp. (NY Shares) (a)(d)	18,259	356,051
Commercial Vehicle Group, Inc. (a)	18,689	289,306
Crane Co.	35,154	1,729,225
Cummins, Inc.	136,602	14,375,994
Danaher Corp.	389,659	21,248,105
Deere & Co.	325,461	28,015,683
Donaldson Co., Inc.	52,064	3,108,741
Dover Corp.	140,617	9,453,681
Dynamic Materials Corp.	14,003	315,348
Eaton Corp.	257,236	13,291,384
Energy Recovery, Inc. (a)(d)	45,906	126,701
EnPro Industries, Inc. (a)(d)	26,579	1,211,471
ESCO Technologies, Inc. (d)	22,214	834,580
Federal Signal Corp.	88,859	583,804
Flow International Corp. (a)	26,509	108,952
Flowserve Corp.	42,024	5,094,570
Force Protection, Inc. (a)(d)	62,414	302,084
FreightCar America, Inc. (a)(d)	18,096	500,354
Gardner Denver, Inc.	36,981	3,098,268
Gorman-Rupp Co. (d)	12,464	547,170
Graco, Inc.	45,051	2,277,779
Graham Corp.	9,751	222,420
Greenbrier Companies, Inc. (a)(d)	16,966	442,134
Hardinge, Inc.	10,895	118,320
Harsco Corp.	59,134	1,981,580
Hurco Companies, Inc. (a)	3,022	90,448
IDEX Corp.	58,275	2,642,189
Illinois Tool Works, Inc.	344,289	19,734,645
Ingersoll-Rand Co. Ltd.	248,573	12,403,793
John Bean Technologies Corp.	25,848	507,655
Joy Global, Inc.	76,443	6,853,115
Kadant, Inc. (a)	13,638	401,230
Kaydon Corp.	30,302	1,102,084
Kennametal, Inc.	58,571	2,444,168
L.B. Foster Co. Class A	11,669	423,118
Lincoln Electric Holdings, Inc.	31,199	2,329,005
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Lindsay Corp.	11,286	$ 757,065
Manitowoc Co., Inc. (d)	99,363	1,790,521
Meritor, Inc. (a)	75,822	1,251,821
Middleby Corp. (a)(d)	18,337	1,577,899
Miller Industries, Inc.	340	5,848
Mueller Industries, Inc.	27,706	1,030,109
Mueller Water Products, Inc. Class A	95,875	387,335
NACCO Industries, Inc. Class A	5,616	549,245
Navistar International Corp. (a)	41,200	2,713,844
NN, Inc. (a)	13,299	192,968
Nordson Corp.	43,970	2,287,319
Omega Flex, Inc. (a)	283	3,775
Oshkosh Truck Corp. (a)	67,128	1,859,446
PACCAR, Inc.	278,426	13,921,300
Pall Corp.	85,742	4,810,126
Parker Hannifin Corp.	122,905	10,920,109
Pentair, Inc. (d)	75,454	3,054,378
RBC Bearings, Inc. (a)(d)	23,952	958,080
Robbins & Myers, Inc. (d)	37,600	1,656,656
Sauer-Danfoss, Inc. (a)(d)	10,785	575,919
Snap-On, Inc.	43,429	2,619,637
SPX Corp.	37,457	3,105,560
Sun Hydraulics Corp. (d)	14,148	685,188
Tecumseh Products Co. Class A (non-vtg.) (a)	20,530	213,101
Tennant Co.	15,359	593,318
Terex Corp. (a)	80,169	2,377,011
Timken Co.	55,059	2,842,146
Titan International, Inc. (d)	34,993	961,958
Toro Co.	27,078	1,729,743
TriMas Corp. (a)(d)	16,819	343,108
Trinity Industries, Inc. (d)	56,248	1,934,369
Twin Disc, Inc.	7,874	262,677
Valmont Industries, Inc.	15,158	1,519,135
Wabash National Corp. (a)(d)	76,899	743,613
WABCO Holdings, Inc. (a)	52,407	3,592,500
Wabtec Corp.	34,391	2,324,488
Watts Water Technologies, Inc. Class A	19,978	699,030
		303,357,231
Marine - 0.0%
Alexander & Baldwin, Inc. (d)	29,451	1,442,215
Baltic Trading Ltd.	23,169	147,355
Eagle Bulk Shipping, Inc. (a)(d)	83,818	241,396
Genco Shipping & Trading Ltd. (a)(d)	30,150	239,994
Horizon Lines, Inc. Class A (d)	97,327	109,006
International Shipholding Corp.	5,894	133,263
Kirby Corp. (a)(d)	38,304	2,201,331
		4,514,560
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)	33,313	1,291,212

	Shares	Value
Advisory Board Co. (a)(d)	15,334	$ 806,108
Barrett Business Services, Inc.	2,365	36,137
CBIZ, Inc. (a)(d)	41,023	313,826
CDI Corp.	6,748	94,809
Corporate Executive Board Co.	28,543	1,200,233
CoStar Group, Inc. (a)(d)	17,334	1,093,775
CRA International, Inc. (a)(d)	17,104	478,912
CTPartners Executive Search, Inc.	943	12,231
Dolan Co. (a)	23,234	243,492
Dun & Bradstreet Corp.	38,099	3,055,921
Equifax, Inc.	91,498	3,457,709
Exponent, Inc. (a)(d)	17,033	730,375
FTI Consulting, Inc. (a)(d)	35,442	1,352,821
GP Strategies Corp. (a)	1,509	20,915
Heidrick & Struggles International, Inc.	24,422	511,641
Hill International, Inc. (a)(d)	15,300	70,380
Hudson Highland Group, Inc. (a)(d)	6,526	34,262
Huron Consulting Group, Inc. (a)(d)	18,107	549,185
ICF International, Inc. (a)	18,769	482,739
IHS, Inc. Class A (a)(d)	47,017	4,124,331
Insperity, Inc.	17,301	544,289
Kelly Services, Inc. Class A (non-vtg.) (a)(d)	21,169	373,209
Kforce, Inc. (a)(d)	28,521	384,748
Korn/Ferry International (a)(d)	32,900	702,744
Manpower, Inc.	59,423	3,632,528
MISTRAS Group, Inc. (a)	10,862	189,107
Navigant Consulting, Inc. (a)	45,788	462,459
Nielsen Holdings B.V. (a)(d)	53,038	1,670,167
On Assignment, Inc. (a)	28,873	322,511
RCM Technologies, Inc. (a)	1,320	7,062
Resources Connection, Inc.	35,013	494,033
Robert Half International, Inc.	106,578	2,938,355
RPX Corp.	5,635	162,852
School Specialty, Inc. (a)(d)	14,656	225,409
SFN Group, Inc. (a)	34,320	356,585
Spherix, Inc. (a)	255	681
Towers Watson & Co.	38,860	2,465,667
TrueBlue, Inc. (a)	30,153	441,440
Verisk Analytics, Inc. (a)	86,641	2,950,126
VSE Corp.	2,012	52,996
		38,337,982
Road & Rail - 0.9%
AMERCO (a)	5,181	467,792
Arkansas Best Corp. (d)	20,706	507,090
Avis Budget Group, Inc. (a)(d)	85,968	1,512,177
Celadon Group, Inc. (a)(d)	34,920	488,880
Con-way, Inc. (d)	39,274	1,552,501
Covenant Transport Group, Inc. Class A (a)	2,703	24,787
CSX Corp.	292,863	23,224,036
Dollar Thrifty Automotive Group, Inc. (a)	20,269	1,681,314
Genesee & Wyoming, Inc. Class A (a)	27,513	1,632,897
Heartland Express, Inc. (d)	38,775	644,441
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)(d)	178,311	$ 2,879,723
J.B. Hunt Transport Services, Inc.	88,755	4,069,417
Kansas City Southern (a)	75,279	4,433,180
Knight Transportation, Inc.	40,481	692,225
Landstar System, Inc.	35,180	1,664,718
Marten Transport Ltd.	22,820	512,081
Norfolk Southern Corp.	274,149	20,097,863
Old Dominion Freight Lines, Inc. (a)	42,025	1,568,793
Quality Distribution, Inc. (a)(d)	12,633	151,722
RailAmerica, Inc. (a)	23,708	372,453
Ryder System, Inc.	39,613	2,178,715
Saia, Inc. (a)(d)	12,788	200,899
Swift Transporation Co.	56,141	760,711
Union Pacific Corp.	380,140	39,903,296
Werner Enterprises, Inc. (d)	36,619	918,405
YRC Worldwide, Inc. (a)(d)	79,037	62,439
Zipcar, Inc. (a)(d)	6,635	166,671
		112,369,226
Trading Companies & Distributors - 0.3%
Aceto Corp.	25,680	181,044
Air Lease Corp. Class A	21,052	599,982
Aircastle Ltd.	29,176	365,867
Applied Industrial Technologies, Inc.	27,335	973,673
Beacon Roofing Supply, Inc. (a)(d)	48,733	1,067,740
BlueLinx Corp. (a)(d)	10,136	35,172
CAI International, Inc. (a)	8,415	196,574
Essex Rental Corp. (a)	14,365	96,389
Fastenal Co. (d)	220,284	7,309,023
GATX Corp.	30,000	1,191,600
H&E Equipment Services, Inc. (a)(d)	19,034	276,183
Houston Wire & Cable Co.	17,167	274,500
Interline Brands, Inc. (a)(d)	22,315	412,158
Kaman Corp. (d)	18,858	680,397
Lawson Products, Inc.	2,041	38,473
MSC Industrial Direct Co., Inc. Class A (d)	38,641	2,685,936
RSC Holdings, Inc. (a)(d)	41,160	550,309
Rush Enterprises, Inc. Class A (a)(d)	27,732	553,808
TAL International Group, Inc.	18,327	618,170
Textainer Group Holdings Ltd.	9,429	304,274
Titan Machinery, Inc. (a)(d)	18,910	506,599
United Rentals, Inc. (a)(d)	44,394	1,213,732
W.W. Grainger, Inc.	43,550	6,579,099
Watsco, Inc. (d)	18,672	1,249,904
WESCO International, Inc. (a)(d)	33,011	1,835,412
Willis Lease Finance Corp. (a)	1,132	14,535
		29,810,553
TOTAL INDUSTRIALS		1,334,686,834

	Shares	Value
INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.9%
Acme Packet, Inc. (a)(d)	41,064	$ 3,108,134
ADTRAN, Inc.	43,794	1,877,011
Alliance Fiber Optic Products, Inc. (a)	5,998	56,201
Anaren, Inc. (a)	26,249	448,858
Arris Group, Inc. (a)(d)	84,783	957,200
Aruba Networks, Inc. (a)(d)	61,429	1,745,812
Aviat Networks, Inc. (a)(d)	73,076	341,265
Bel Fuse, Inc. Class B (non-vtg.)	7,715	150,983
BigBand Networks, Inc. (a)(d)	49,499	103,948
Black Box Corp. (d)	18,381	605,838
Blonder Tongue Laboratories, Inc. (a)	3,678	6,510
Blue Coat Systems, Inc. (a)(d)	33,953	779,221
Brocade Communications Systems, Inc. (a)	339,893	2,267,086
Calix Networks, Inc. (a)	21,156	456,335
Ciena Corp. (a)(d)	67,791	1,813,409
Cisco Systems, Inc.	4,299,901	72,238,337
Communications Systems, Inc.	2,564	47,178
Comtech Telecommunications Corp.	24,618	684,134
DG FastChannel, Inc. (a)(d)	29,013	1,026,480
Digi International, Inc. (a)(d)	23,541	277,548
Ditech Networks, Inc. (a)	7,967	10,038
EchoStar Holding Corp. Class A (a)	35,475	1,195,153
EMCORE Corp. (a)(d)	65,279	165,809
EMS Technologies, Inc. (a)	22,745	593,417
Emulex Corp. (a)	73,299	681,681
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	76,419	253,711
F5 Networks, Inc. (a)	61,425	6,976,652
Finisar Corp. (a)(d)	56,747	1,363,063
Globecomm Systems, Inc. (a)	12,810	187,795
Harmonic, Inc. (a)(d)	82,824	645,199
Harris Corp.	94,879	4,690,818
Infinera Corp. (a)(d)	71,930	510,703
InterDigital, Inc. (d)	32,084	1,379,933
Ixia (a)(d)	33,035	519,971
JDS Uniphase Corp. (a)	184,390	3,722,834
Juniper Networks, Inc. (a)	406,870	14,895,511
KVH Industries, Inc. (a)	6,202	73,432
Lantronix, Inc. (a)	78	261
Loral Space & Communications Ltd. (a)(d)	7,158	476,150
Meru Networks, Inc. (a)(d)	6,100	109,251
Motorola Mobility Holdings, Inc.	224,706	5,649,109
Motorola Solutions, Inc.	226,394	10,837,481
NETGEAR, Inc. (a)(d)	35,144	1,470,776
Network Engines, Inc. (a)	31,797	36,249
Network Equipment Technologies, Inc. (a)(d)	16,656	45,637
NumereX Corp. Class A (a)	2,929	28,528
Oclaro, Inc. (a)(d)	31,603	302,441
Oplink Communications, Inc. (a)(d)	16,757	309,669
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Opnext, Inc. (a)	42,827	$ 123,342
Optical Cable Corp.	619	2,742
ORBCOMM, Inc. (a)	21,977	71,205
Parkervision, Inc. (a)	16,450	14,147
PC-Tel, Inc. (a)	2,478	17,148
Performance Technologies, Inc. (a)	3,266	6,695
Plantronics, Inc.	34,644	1,267,278
Polycom, Inc. (a)	62,458	3,585,714
Powerwave Technologies, Inc. (a)	98,046	370,614
Procera Networks, Inc. (a)	10,374	125,007
QUALCOMM, Inc.	1,278,825	74,926,357
Riverbed Technology, Inc. (a)(d)	109,042	4,134,873
SeaChange International, Inc. (a)	19,385	218,275
Sonus Networks, Inc. (a)(d)	250,580	811,879
Sycamore Networks, Inc.	15,257	369,830
Symmetricom, Inc. (a)	23,823	135,076
Tekelec (a)(d)	49,196	447,684
Tellabs, Inc.	250,075	1,142,843
Telular Corp.	1,981	12,342
UTStarcom, Inc. (a)(d)	71,459	140,774
ViaSat, Inc. (a)(d)	27,761	1,228,979
Westell Technologies, Inc. Class A (a)	9,632	33,038
Zoom Technologies, Inc. (a)(d)	26,568	76,250
		235,384,852
Computers & Peripherals - 3.6%
Apple, Inc. (a)	710,752	247,220,868
Astro-Med, Inc.	5,054	40,937
Avid Technology, Inc. (a)(d)	20,533	358,712
Concurrent Computer Corp. (a)	1,083	6,725
Cray, Inc. (a)	35,120	224,768
Datalink Corp. (a)	10,146	73,254
Dataram Corp. (a)	3,660	6,222
Dell, Inc. (a)	1,318,878	21,207,558
Diebold, Inc.	48,776	1,612,047
Dot Hill Systems Corp. (a)	53,144	154,649
Electronics for Imaging, Inc. (a)(d)	61,127	1,103,342
EMC Corp. (a)	1,591,133	45,299,557
Hauppauge Digital, Inc. (a)	472	944
Hewlett-Packard Co.	1,686,386	63,037,109
Hutchinson Technology, Inc. (a)(d)	11,119	27,798
Hypercom Corp. (a)(d)	34,619	370,077
iGO, Inc. (a)(d)	40,709	91,188
Imation Corp. (a)	21,669	210,623
Immersion Corp. (a)	34,034	288,949
Intermec, Inc. (a)	41,399	500,100
Interphase Corp. (a)	11,759	51,504
Intevac, Inc. (a)	19,408	230,373
Lexmark International, Inc. Class A (a)	57,144	1,701,748
MidgardXXI, Inc. (a)	10	0
NCR Corp. (a)(d)	116,441	2,272,928
NetApp, Inc. (a)	278,412	15,248,625

	Shares	Value
Novatel Wireless, Inc. (a)(d)	30,191	$ 161,220
OCZ Technology Group, Inc. (a)(d)	28,013	234,749
Overland Storage, Inc. (a)	654	1,400
Presstek, Inc. (a)(d)	7,999	15,118
QLogic Corp. (a)(d)	87,364	1,413,550
Quantum Corp. (a)(d)	159,803	490,595
Rimage Corp.	6,602	96,323
SanDisk Corp. (a)	178,423	8,478,661
Scan-Optics, Inc. (a)	300	0
Seagate Technology	357,113	5,999,498
Silicon Graphics International Corp. (a)(d)	27,492	497,605
STEC, Inc. (a)(d)	28,305	506,943
Stratasys, Inc. (a)(d)	21,027	740,150
Super Micro Computer, Inc. (a)(d)	14,148	237,403
Synaptics, Inc. (a)(d)	24,158	677,632
Video Display Corp. (a)	3,244	10,900
Western Digital Corp. (a)	175,447	6,430,133
		427,332,485
Electronic Equipment & Components - 0.9%
Advanced Photonix, Inc. Class A (a)(d)	4,986	8,127
Aeroflex Holding Corp.	12,250	223,318
Agilysys, Inc. (a)	27,893	189,951
Amphenol Corp. Class A	131,087	7,086,563
Anixter International, Inc. (d)	19,807	1,340,736
Arrow Electronics, Inc. (a)	83,946	3,746,510
Avnet, Inc. (a)	111,049	4,019,974
AVX Corp.	26,918	423,420
Benchmark Electronics, Inc. (a)	54,883	948,378
Brightpoint, Inc. (a)	55,974	506,005
CalAmp Corp. (a)	3,415	10,894
Checkpoint Systems, Inc. (a)(d)	29,638	536,744
Clearfield, Inc. (a)	2,641	17,880
Cognex Corp.	26,632	939,843
Coherent, Inc. (a)(d)	22,388	1,255,967
Comverge, Inc. (a)(d)	23,017	80,560
Corning, Inc.	1,211,535	24,412,430
CTS Corp.	20,121	206,039
Daktronics, Inc. (d)	35,324	379,733
Dolby Laboratories, Inc. Class A (a)(d)	48,634	2,273,153
DTS, Inc. (a)(d)	20,689	953,349
Echelon Corp. (a)(d)	27,293	260,921
Electro Rent Corp.	2,478	38,013
Electro Scientific Industries, Inc. (a)	23,743	427,374
Fabrinet (a)	14,331	339,501
FARO Technologies, Inc. (a)(d)	20,460	915,790
FLIR Systems, Inc.	115,516	4,175,903
Frequency Electronics, Inc. (a)	472	4,541
Gerber Scientific, Inc. (a)(d)	4,280	41,473
Giga-Tronics, Inc. (a)	2,830	6,934
GTSI Corp. (a)	2,241	10,645
Identive Group, Inc. (a)(d)	33,851	83,273
IEC Electronics Corp. (a)	94	638
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	116,199	$ 2,208,943
Insight Enterprises, Inc. (a)	28,712	481,500
IPG Photonics Corp. (a)(d)	18,302	1,375,395
Iteris, Inc. (a)	1,132	1,506
Itron, Inc. (a)(d)	30,142	1,544,778
Jabil Circuit, Inc.	144,716	3,122,971
KEMET Corp. (a)	26,011	382,882
L-1 Identity Solutions, Inc. (a)(d)	61,650	685,548
LeCroy Corp. (a)	13,412	173,551
LightPath Technologies, Inc. Class A (a)	412	709
Littelfuse, Inc. (d)	23,348	1,400,880
LoJack Corp. (a)	23,116	101,479
Maxwell Technologies, Inc. (a)(d)	15,387	251,116
Measurement Specialties, Inc. (a)	9,382	358,862
Mercury Computer Systems, Inc. (a)(d)	18,598	355,594
Mesa Laboratories, Inc.	2,396	72,359
Methode Electronics, Inc. Class A	30,406	363,656
Micronetics, Inc. (a)	1,072	4,652
Microvision, Inc. (a)(d)	76,488	94,845
MOCON, Inc.	2,424	35,948
Molex, Inc. (d)	94,317	2,581,456
MTS Systems Corp. (d)	18,356	752,229
Multi-Fineline Electronix, Inc. (a)	11,235	238,070
National Instruments Corp.	62,959	1,838,403
NeoPhotonics Corp.	5,731	54,616
NetList, Inc. (a)(d)	43,443	100,788
Newport Corp. (a)	25,529	464,373
OSI Systems, Inc. (a)	19,123	764,538
Park Electrochemical Corp.	17,899	538,939
PC Connection, Inc. (a)	2,534	22,122
PC Mall, Inc. (a)	472	3,908
Planar Systems, Inc. (a)	2,498	7,644
Plexus Corp. (a)(d)	29,165	1,087,271
Power-One, Inc. (a)(d)	72,867	611,354
Pulse Electronics Corp.	32,350	159,162
RadiSys Corp. (a)(d)	10,116	87,301
Research Frontiers, Inc. (a)	1,886	9,751
Richardson Electronics Ltd.	15,769	216,035
Rofin-Sinar Technologies, Inc. (a)(d)	24,434	883,045
Rogers Corp. (a)	18,871	885,616
Sanmina-SCI Corp. (a)	63,014	673,620
ScanSource, Inc. (a)	21,656	767,272
SMART Modular Technologies (WWH), Inc. (a)(d)	35,240	324,913
Spectrum Control, Inc. (a)	1,689	33,746
SYNNEX Corp. (a)(d)	16,426	537,787
TE Connectivity Ltd.	332,771	12,255,956
Tech Data Corp. (a)(d)	33,286	1,576,758
Trimble Navigation Ltd. (a)	87,627	3,828,424
TTM Technologies, Inc. (a)(d)	49,945	827,089
Universal Display Corp. (a)(d)	41,239	1,967,925

	Shares	Value
Viasystems Group, Inc. (a)	4,469	$ 101,402
Vishay Intertechnology, Inc. (a)	143,221	2,272,917
Vishay Precision Group, Inc. (a)	10,528	191,925
Wayside Technology Group, Inc.	1,352	20,686
X-Rite, Inc. (a)(d)	28,059	134,403
Zygo Corp. (a)(d)	10,783	153,658
		105,856,856
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	138,785	4,709,669
Ancestry.com, Inc. (a)(d)	22,616	930,196
AOL, Inc. (a)(d)	84,852	1,745,406
Autobytel, Inc. (a)	6,300	7,371
comScore, Inc. (a)(d)	23,403	656,922
Constant Contact, Inc. (a)(d)	24,468	588,455
Cornerstone Ondemand, Inc.	7,861	151,796
Crexendo, Inc.	7,225	42,050
DealerTrack Holdings, Inc. (a)	38,032	881,201
Demand Media, Inc. (d)	6,878	104,614
Dice Holdings, Inc. (a)(d)	38,829	573,504
Digital River, Inc. (a)(d)	28,183	917,357
EarthLink, Inc.	88,443	698,257
EasyLink Services International Corp. (a)	566	2,275
eBay, Inc. (a)	869,831	27,112,632
Equinix, Inc. (a)(d)	33,788	3,426,103
FriendFinder Networks, Inc. (a)	3,867	20,108
Google, Inc. Class A (a)	193,479	102,354,261
GSI Commerce, Inc. (a)	44,421	1,299,314
IAC/InterActiveCorp (a)	65,450	2,407,251
InfoSpace, Inc. (a)	35,960	334,428
Internap Network Services Corp. (a)(d)	38,398	316,784
IntraLinks Holdings, Inc.	26,576	548,794
iPass, Inc.	24,618	37,912
j2 Global Communications, Inc. (a)(d)	34,706	1,006,127
Keynote Systems, Inc.	19,723	418,719
KIT Digital, Inc. (a)(d)	31,901	390,787
Limelight Networks, Inc. (a)(d)	36,295	207,970
LinkedIn Corp. (a)(d)	1,301	106,136
Liquidity Services, Inc. (a)	17,266	361,895
LivePerson, Inc. (a)(d)	32,903	390,230
LogMeIn, Inc. (a)	25,185	1,096,051
LoopNet, Inc. (a)	35,965	664,274
Marchex, Inc. Class B (d)	31,472	245,167
ModusLink Global Solutions, Inc.	34,045	161,373
Monster Worldwide, Inc. (a)(d)	96,625	1,489,958
Move, Inc. (a)(d)	115,153	226,851
NIC, Inc. (d)	53,421	697,678
Onstream Media Corp. (a)	32	38
OpenTable, Inc. (a)(d)	12,342	1,090,169
Openwave Systems, Inc. (a)(d)	84,133	204,443
Perficient, Inc. (a)	16,026	178,690
quepasa.com, Inc. (a)	9,892	84,873
QuinStreet, Inc. (a)(d)	19,332	298,873
Rackspace Hosting, Inc. (a)	83,672	3,681,568
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
RealNetworks, Inc. (a)(d)	98,494	$ 368,368
Responsys, Inc.	5,131	88,202
RightNow Technologies, Inc. (a)(d)	22,802	754,746
Saba Software, Inc. (a)	22,849	225,977
SAVVIS, Inc. (a)(d)	36,103	1,418,848
SciQuest, Inc.	8,314	137,015
Selectica, Inc. (a)	606	3,085
Stamps.com, Inc.	4,575	56,913
Support.com, Inc. (a)(d)	28,792	138,202
The Knot, Inc. (a)(d)	25,195	258,501
TheStreet.com, Inc.	4,055	13,868
Travelzoo, Inc. (a)(d)	4,506	338,581
United Online, Inc.	78,976	480,174
ValueClick, Inc. (a)(d)	62,012	1,119,317
VeriSign, Inc.	128,502	4,500,140
VistaPrint Ltd. (a)(d)	29,238	1,437,925
Vocus, Inc. (a)(d)	25,651	698,733
Web.com, Inc. (a)	19,581	233,601
WebMD Health Corp. (a)	42,225	2,013,288
WebMediaBrands, Inc. (a)	1,132	1,607
Yahoo!, Inc. (a)	950,542	15,731,470
Zix Corp. (a)	48,026	182,979
		193,070,070
IT Services - 3.1%
Accenture PLC Class A	535,978	30,759,777
Acxiom Corp. (a)	56,223	773,066
Alliance Data Systems Corp. (a)(d)	39,377	3,698,682
Automatic Data Processing, Inc.	393,970	21,711,687
Booz Allen Hamilton Holding Corp. Class A	7,545	135,735
Broadridge Financial Solutions, Inc.	91,814	2,100,704
CACI International, Inc. Class A (a)(d)	21,774	1,389,834
Cardtronics, Inc. (a)	22,270	493,058
Ciber, Inc. (a)	59,150	360,815
Cognizant Technology Solutions Corp. Class A (a)	233,520	17,756,861
Computer Sciences Corp.	117,198	4,675,028
Convergys Corp. (a)	88,495	1,130,966
CoreLogic, Inc. (a)	84,260	1,525,949
CSG Systems International, Inc. (a)(d)	29,132	556,130
CSP, Inc. (a)	4,055	17,964
DST Systems, Inc.	27,325	1,373,628
Dynamics Research Corp. (a)	2,680	40,950
Echo Global Logistics, Inc. (a)(d)	8,499	126,635
Edgewater Technology, Inc. (a)	3,154	9,399
eLoyalty Corp. (a)	4,726	30,624
Euronet Worldwide, Inc. (a)(d)	40,458	699,519
Fidelity National Information Services, Inc.	195,521	6,291,866
Fiserv, Inc. (a)	113,501	7,323,085
FleetCor Technologies, Inc.	9,183	309,834

	Shares	Value
Forrester Research, Inc. (d)	11,455	$ 434,603
Gartner, Inc. Class A (a)(d)	62,020	2,420,641
Genpact Ltd. (a)(d)	72,614	1,163,276
Global Cash Access Holdings, Inc. (a)(d)	34,222	109,853
Global Payments, Inc.	59,721	3,103,103
Hackett Group, Inc. (a)	2,550	12,674
Heartland Payment Systems, Inc. (d)	33,850	643,827
iGate Corp. (d)	18,195	335,698
Innodata Isogen, Inc. (a)	10,362	27,356
Integral Systems, Inc. (a)(d)	19,897	236,177
International Business Machines Corp.	946,123	159,828,558
Jack Henry & Associates, Inc.	62,714	1,959,185
Lender Processing Services, Inc.	68,851	1,830,060
Lionbridge Technologies, Inc. (a)	38,055	123,298
ManTech International Corp. Class A	25,258	1,137,115
Mastech Holdings, Inc. (a)	328	1,263
MasterCard, Inc. Class A	82,369	23,644,021
Maximus, Inc.	16,525	1,384,795
MoneyGram International, Inc. (a)	65,166	238,508
NCI, Inc. Class A (a)	13,452	305,360
NeuStar, Inc. Class A (a)	55,061	1,473,432
Online Resources Corp. (a)	28,833	96,879
Paychex, Inc.	246,911	7,975,225
PFSweb, Inc. (a)	1,991	10,970
SAIC, Inc. (a)	280,021	4,917,169
Sapient Corp. (a)(d)	90,115	1,323,789
ServiceSource International, Inc.	9,078	176,567
SRA International, Inc. Class A (a)	30,324	938,528
StarTek, Inc. (a)	2,140	9,951
Storage Engine, Inc. (a)	434	0
Stream Global Services, Inc. (a)	32,068	97,487
Syntel, Inc. (d)	18,166	978,602
Teletech Holdings, Inc. (a)	21,168	383,141
Teradata Corp. (a)	127,378	7,106,419
The Management Network Group, Inc. (a)	226	531
The Western Union Co.	509,877	10,483,071
TNS, Inc. (a)	27,333	449,081
Total System Services, Inc.	144,363	2,685,152
TSR, Inc. (a)	47	222
Unisys Corp. (a)	27,217	760,715
VeriFone Systems, Inc. (a)(d)	69,396	3,340,029
Visa, Inc. Class A	382,340	30,992,480
Wright Express Corp. (a)(d)	27,124	1,463,611
XETA Technologies, Inc. (a)	1,886	10,354
Zanett, Inc. (a)(d)	35,802	30,432
		377,935,004
Office Electronics - 0.1%
Xerox Corp.	1,061,178	10,834,627
Zebra Technologies Corp. Class A (a)	43,382	1,928,330
		12,762,957
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Analogic Technologies, Inc. (a)(d)	27,325	$ 164,770
Advanced Energy Industries, Inc. (a)	34,101	506,400
Advanced Micro Devices, Inc. (a)(d)	422,722	3,669,227
AEHR Test Systems (a)	3,430	5,042
Aetrium, Inc. (a)	2,264	4,313
Altera Corp.	243,202	11,695,584
Amkor Technology, Inc. (a)(d)	97,982	626,105
Amtech Systems, Inc. (a)(d)	13,584	297,218
ANADIGICS, Inc. (a)(d)	43,509	142,274
Analog Devices, Inc.	225,000	9,263,250
Applied Materials, Inc.	1,013,054	13,959,884
Applied Micro Circuits Corp. (a)(d)	80,756	854,398
Atmel Corp. (a)	346,702	5,207,464
ATMI, Inc. (a)	25,656	492,339
Axcelis Technologies, Inc. (a)	82,930	149,274
AXT, Inc. (a)(d)	24,812	201,970
Broadcom Corp. Class A	359,906	12,949,418
Brooks Automation, Inc. (a)(d)	51,012	578,476
Cabot Microelectronics Corp. (a)	25,381	1,275,395
Cavium Networks, Inc. (a)(d)	39,939	1,776,487
Ceva, Inc. (a)(d)	15,025	515,808
Cirrus Logic, Inc. (a)(d)	47,793	786,195
Cohu, Inc.	19,853	262,060
Cree, Inc. (a)(d)	80,908	3,551,052
Cymer, Inc. (a)	26,505	1,268,794
Cypress Semiconductor Corp.	118,564	2,776,769
Diodes, Inc. (a)(d)	29,507	861,604
DSP Group, Inc. (a)	27,495	227,109
Energy Conversion Devices, Inc. (a)(d)	52,832	73,965
Entegris, Inc. (a)(d)	113,469	1,041,645
Entropic Communications, Inc. (a)(d)	46,685	415,497
Evergreen Solar, Inc. (a)(d)	28,021	19,570
Exar Corp. (a)(d)	29,832	189,732
Fairchild Semiconductor International, Inc. (a)	108,731	1,961,507
FEI Co. (a)(d)	28,219	1,100,823
First Solar, Inc. (a)(d)	41,350	5,137,738
FormFactor, Inc. (a)(d)	37,745	374,053
FSI International, Inc. (a)(d)	29,546	130,298
GT Solar International, Inc. (a)(d)	72,582	926,146
Hittite Microwave Corp. (a)	18,228	1,156,020
Ikanos Communications, Inc. (a)	38,444	58,819
Integrated Device Technology, Inc. (a)	110,233	924,855
Integrated Silicon Solution, Inc. (a)(d)	29,716	274,576
Intel Corp.	4,258,010	95,847,805
International Rectifier Corp. (a)	53,008	1,525,570
Intersil Corp. Class A	95,337	1,368,086
Intest Corp. (a)	2,386	8,208
IXYS Corp. (a)	40,763	566,198
KLA-Tencor Corp.	123,386	5,317,937

	Shares	Value
Kopin Corp. (a)(d)	46,737	$ 243,500
Kulicke & Soffa Industries, Inc. (a)(d)	59,626	724,456
Lam Research Corp. (a)	92,070	4,326,830
Lattice Semiconductor Corp. (a)(d)	161,877	1,066,769
Linear Technology Corp.	156,585	5,416,275
LSI Corp. (a)	447,669	3,353,041
LTX-Credence Corp. (a)	53,466	507,927
Marvell Technology Group Ltd. (a)	400,514	6,504,347
Mattson Technology, Inc. (a)(d)	43,192	73,426
Maxim Integrated Products, Inc.	224,508	6,117,843
MaxLinear, Inc. Class A (a)	11,544	105,166
MEMC Electronic Materials, Inc. (a)	165,287	1,738,819
Micrel, Inc.	36,643	431,288
Microchip Technology, Inc. (d)	135,532	5,357,580
Micron Technology, Inc. (a)	738,232	7,529,966
Microsemi Corp. (a)	58,177	1,282,803
Mindspeed Technologies, Inc. (a)(d)	22,459	195,169
MIPS Technologies, Inc. (a)(d)	45,536	360,645
MKS Instruments, Inc.	38,482	1,012,077
Monolithic Power Systems, Inc. (a)	38,712	669,718
MoSys, Inc. (a)(d)	4,817	29,095
Nanometrics, Inc. (a)	31,449	495,951
National Semiconductor Corp.	184,643	4,529,293
Netlogic Microsystems, Inc. (a)(d)	49,247	1,887,145
Novellus Systems, Inc. (a)(d)	66,835	2,424,105
NVE Corp. (a)(d)	6,630	404,960
NVIDIA Corp. (a)	447,266	8,963,211
Omnivision Technologies, Inc. (a)(d)	48,707	1,719,844
ON Semiconductor Corp. (a)(d)	318,361	3,572,010
PDF Solutions, Inc. (a)	4,730	29,846
Pericom Semiconductor Corp. (a)	19,216	177,172
Photronics, Inc. (a)(d)	49,451	496,488
Pixelworks, Inc. (a)	13,021	32,943
PLX Technology, Inc. (a)	19,575	68,708
PMC-Sierra, Inc. (a)	153,905	1,206,615
Power Integrations, Inc.	31,368	1,154,970
QuickLogic Corp. (a)(d)	28,897	89,292
Rambus, Inc. (a)	78,519	1,144,022
Ramtron International Corp. (a)	5,294	18,158
RF Micro Devices, Inc. (a)	196,083	1,235,323
Rubicon Technology, Inc. (a)(d)	20,046	459,855
Rudolph Technologies, Inc. (a)	19,675	230,788
Semtech Corp. (a)(d)	43,841	1,254,729
Sigma Designs, Inc. (a)(d)	25,035	225,065
Silicon Image, Inc. (a)(d)	92,626	702,105
Silicon Laboratories, Inc. (a)	31,116	1,337,366
Skyworks Solutions, Inc. (a)	137,864	3,511,396
Spansion, Inc. Class A (a)	18,621	372,979
Standard Microsystems Corp. (a)(d)	27,292	731,971
SunPower Corp. Class A (a)(d)	78,802	1,659,570
Supertex, Inc. (a)(d)	17,546	383,556
Tech/Ops Sevcon, Inc. (a)	2,365	15,822
Teradyne, Inc. (a)(d)	139,410	2,231,954
Tessera Technologies, Inc. (a)	35,700	617,610
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	904,998	$ 31,946,429
TranSwitch Corp. (a)	17,700	59,649
Trident Microsystems, Inc. (a)(d)	24,284	23,803
Trio-Tech International (a)	4,055	14,274
TriQuint Semiconductor, Inc. (a)(d)	152,086	1,969,514
Ultra Clean Holdings, Inc. (a)(d)	14,148	143,744
Ultratech, Inc. (a)(d)	34,460	1,094,794
Varian Semiconductor Equipment Associates, Inc. (a)	56,198	3,451,400
Veeco Instruments, Inc. (a)(d)	32,019	1,843,974
Volterra Semiconductor Corp. (a)(d)	30,872	761,612
Xilinx, Inc.	188,700	6,732,816
Zoran Corp. (a)	55,727	458,633
		331,419,931
Software - 3.7%
Accelrys, Inc. (a)	27,014	195,311
ACI Worldwide, Inc. (a)	34,057	1,102,425
Activision Blizzard, Inc.	404,284	4,847,365
Actuate Corp. (a)	46,267	251,692
Adobe Systems, Inc. (a)	390,148	13,510,825
Advent Software, Inc. (a)(d)	29,817	833,385
American Software, Inc. Class A	4,167	32,003
ANSYS, Inc. (a)	76,550	4,391,674
Ariba, Inc. (a)	78,353	2,627,960
Aspen Technology, Inc. (a)	66,055	1,093,210
Authentidate Holding Corp. (a)	1,792	2,007
Autodesk, Inc. (a)	170,654	7,334,709
Bitstream, Inc. Class A (a)	5,707	33,386
Blackbaud, Inc.	32,058	902,433
Blackboard, Inc. (a)(d)	26,213	1,129,518
BMC Software, Inc. (a)	135,613	7,571,274
Bottomline Technologies, Inc. (a)(d)	24,915	647,790
BroadSoft, Inc. (a)	14,250	563,445
BSQUARE Corp. (a)	8,319	53,574
CA, Inc.	311,884	7,298,086
Cadence Design Systems, Inc. (a)	229,761	2,456,145
Citrix Systems, Inc. (a)	143,777	12,597,741
CommVault Systems, Inc. (a)(d)	40,079	1,656,866
Compuware Corp. (a)	157,038	1,600,217
Concur Technologies, Inc. (a)(d)	33,344	1,666,200
Datawatch Corp. (a)	2,139	12,299
ebix.com, Inc. (a)	34,443	681,971
Electronic Arts, Inc. (a)	257,094	6,275,665
Ellie Mae, Inc.	5,748	38,799
EPIQ Systems, Inc.	32,775	490,314
FactSet Research Systems, Inc.	31,345	3,474,907
Fair Isaac Corp.	41,074	1,201,415
FalconStor Software, Inc. (a)	17,468	76,859
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	33,450	1,621,991
Glu Mobile, Inc. (a)(d)	29,636	150,847

	Shares	Value
GSE Systems, Inc. (a)	426	$ 993
Informatica Corp. (a)(d)	68,007	3,989,291
Interactive Intelligence, Inc. (a)(d)	8,809	319,855
Intuit, Inc. (a)	218,285	11,780,841
JDA Software Group, Inc. (a)(d)	39,532	1,305,742
Kenexa Corp. (a)	17,422	550,884
Lawson Software, Inc. (a)	128,240	1,427,311
Magma Design Automation, Inc. (a)(d)	37,951	264,898
Manhattan Associates, Inc. (a)	22,569	811,356
Mentor Graphics Corp. (a)(d)	88,321	1,184,385
MICROS Systems, Inc. (a)	56,669	2,893,519
Microsoft Corp.	5,805,215	145,188,427
MicroStrategy, Inc. Class A (a)(d)	9,239	1,350,649
Monotype Imaging Holdings, Inc. (a)	9,455	134,734
Motricity, Inc. (a)(d)	21,800	202,958
NetScout Systems, Inc. (a)	24,236	562,275
NetSol Technologies, Inc. (a)(d)	25,167	38,757
NetSuite, Inc. (a)(d)	21,103	796,427
Nuance Communications, Inc. (a)(d)	173,656	3,813,486
Opnet Technologies, Inc.	6,924	271,213
Oracle Corp.	2,968,014	101,565,439
Parametric Technology Corp. (a)	84,608	1,970,520
Peerless Systems Corp. (a)	189	610
Pegasystems, Inc.	17,914	669,088
Pervasive Software, Inc. (a)	4,611	29,741
Progress Software Corp. (a)	51,777	1,401,603
PROS Holdings, Inc. (a)	14,148	237,686
QAD, Inc. Class B	4,716	48,858
QLIK Technologies, Inc.	38,343	1,276,438
Quest Software, Inc. (a)	40,997	930,427
Radiant Systems, Inc. (a)(d)	24,537	515,277
RealD, Inc. (d)	26,338	719,027
RealPage, Inc.	22,966	676,349
Red Hat, Inc. (a)	146,569	6,390,408
Renaissance Learning, Inc.	4,955	57,825
Rosetta Stone, Inc. (a)(d)	9,123	127,904
Rovi Corp. (a)	81,753	4,738,404
S1 Corp. (a)	47,810	348,057
salesforce.com, Inc. (a)	91,032	13,860,532
Smith Micro Software, Inc. (a)	23,016	122,215
SolarWinds, Inc. (a)	24,179	596,012
Solera Holdings, Inc. (d)	51,967	3,070,730
Sonic Foundry, Inc. (a)	170	2,623
Sourcefire, Inc. (a)(d)	29,184	779,505
SRS Labs, Inc. (a)	3,041	29,467
SS&C Technologies Holdings, Inc. (a)	12,233	239,155
SuccessFactors, Inc. (a)(d)	54,308	1,904,582
Symantec Corp. (a)	584,777	11,432,390
Synchronoss Technologies, Inc. (a)(d)	26,780	859,638
Synopsys, Inc. (a)	105,382	2,881,144
Take-Two Interactive Software, Inc. (a)(d)	68,203	1,117,847
Taleo Corp. Class A (a)(d)	27,275	1,018,176
TeleCommunication Systems, Inc. Class A (a)(d)	54,174	270,328
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TeleNav, Inc.	13,204	$ 215,753
THQ, Inc. (a)(d)	84,287	348,105
TIBCO Software, Inc. (a)(d)	121,009	3,399,143
TiVo, Inc. (a)(d)	83,996	868,519
Tyler Technologies, Inc. (a)(d)	33,002	838,581
Ultimate Software Group, Inc. (a)	17,851	1,006,439
Vasco Data Security International, Inc. (a)(d)	33,185	396,229
Verint Systems, Inc. (a)	12,710	431,377
Versant Corp. (a)	302	3,811
VirnetX Holding Corp. (d)	36,775	965,712
VMware, Inc. Class A (a)(d)	47,996	4,670,971
Wave Systems Corp. Class A (a)(d)	57,539	157,657
Websense, Inc. (a)(d)	34,279	851,833
		439,354,444
TOTAL INFORMATION TECHNOLOGY		2,123,116,599
MATERIALS - 4.3%
Chemicals - 2.4%
A. Schulman, Inc.	31,107	792,917
Air Products & Chemicals, Inc.	154,531	14,694,353
Airgas, Inc.	53,060	3,665,385
Albemarle Corp.	66,310	4,697,400
American Pacific Corp. (a)	755	5,036
American Vanguard Corp. (d)	26,329	314,632
Arch Chemicals, Inc.	24,212	875,264
Ashland, Inc.	51,874	3,545,069
Balchem Corp.	29,571	1,275,989
Cabot Corp.	42,576	1,797,984
Calgon Carbon Corp. (a)(d)	43,082	743,165
Celanese Corp. Class A	116,449	6,065,828
CF Industries Holdings, Inc.	60,520	9,306,766
Chase Corp.	943	15,644
Chemtura Corp. (a)	80,169	1,527,219
Converted Organics, Inc. (a)(d)	93,380	15,688
Cytec Industries, Inc.	37,132	2,086,447
Dow Chemical Co.	886,396	32,025,487
E.I. du Pont de Nemours & Co.	714,466	38,081,038
Eastman Chemical Co.	50,692	5,365,748
Ecolab, Inc.	176,288	9,674,685
Ferro Corp. (a)	60,468	792,131
Flotek Industries, Inc. (a)(d)	60,308	535,535
FMC Corp.	53,941	4,549,923
FutureFuel Corp.	10,467	142,665
Georgia Gulf Corp. (a)	25,466	721,706
H.B. Fuller Co.	35,019	780,574
Hawkins, Inc.	5,847	254,637
Huntsman Corp.	146,307	2,772,518
Innophos Holdings, Inc. (d)	18,579	834,011

	Shares	Value
International Flavors & Fragrances, Inc.	57,187	$ 3,663,399
Intrepid Potash, Inc. (a)(d)	30,878	993,963
KMG Chemicals, Inc.	8,943	165,446
Koppers Holdings, Inc.	24,416	979,814
Kraton Performance Polymers, Inc. (a)	20,936	805,199
Kronos Worldwide, Inc.	12,428	374,580
Landec Corp. (a)	28,388	162,947
LSB Industries, Inc. (a)(d)	18,531	877,258
Lubrizol Corp.	50,121	6,741,275
LyondellBasell Industries NV Class A	263,144	11,528,339
Minerals Technologies, Inc.	14,687	998,716
Monsanto Co.	419,696	29,815,204
Nalco Holding Co.	95,729	2,732,106
Nanophase Technologies Corp. (a)	4,164	5,413
NewMarket Corp.	8,098	1,410,834
NL Industries, Inc.	5,999	115,121
Olin Corp.	49,887	1,198,286
OM Group, Inc. (a)	25,998	969,205
OMNOVA Solutions, Inc. (a)	35,395	333,067
Penford Corp. (a)	7,097	41,305
PolyOne Corp.	77,621	1,182,168
PPG Industries, Inc.	134,676	11,945,761
Praxair, Inc.	238,359	25,227,917
Quaker Chemical Corp.	15,879	691,689
Rockwood Holdings, Inc. (a)	52,028	2,736,153
RPM International, Inc.	95,321	2,240,044
Senomyx, Inc. (a)(d)	20,239	129,530
Sensient Technologies Corp. (d)	38,357	1,459,484
Sherwin-Williams Co.	67,715	5,948,086
Sigma Aldrich Corp.	96,383	6,774,761
Solutia, Inc. (a)	88,448	2,208,547
Spartech Corp. (a)(d)	21,193	150,682
Stepan Co.	9,312	625,115
STR Holdings, Inc. (a)(d)	29,582	467,691
The Mosaic Co.	126,947	8,994,195
The Scotts Miracle-Gro Co. Class A	31,917	1,841,611
TPC Group, Inc. (a)	12,261	446,055
Valspar Corp.	63,785	2,453,809
W.R. Grace & Co. (a)	44,211	2,068,633
Westlake Chemical Corp.	12,348	692,723
Zagg, Inc. (a)(d)	23,334	239,874
Zep, Inc.	18,132	337,799
Zoltek Companies, Inc. (a)(d)	44,160	486,643
		291,215,891
Construction Materials - 0.1%
Eagle Materials, Inc.	37,778	1,088,384
Headwaters, Inc. (a)(d)	55,257	202,241
Martin Marietta Materials, Inc.	33,204	2,844,255
Texas Industries, Inc. (d)	17,079	715,439
U.S. Concrete, Inc. (a)	15,133	145,125
Vulcan Materials Co.	85,257	3,452,056
		8,447,500
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.3%
AEP Industries, Inc. (a)	4,448	$ 136,554
Aptargroup, Inc.	45,316	2,419,874
Ball Corp.	134,934	5,331,242
Bemis Co., Inc.	76,948	2,548,518
Boise, Inc.	82,375	695,245
Crown Holdings, Inc. (a)	121,007	4,914,094
Graham Packaging Co., Inc. (a)	14,744	334,541
Graphic Packaging Holding Co. (a)	96,473	528,672
Greif, Inc. Class A	25,320	1,674,158
MOD-PAC Corp. (sub. vtg.) (a)	1,085	6,998
Myers Industries, Inc.	14,072	147,334
Owens-Illinois, Inc. (a)	123,081	3,953,362
Packaging Corp. of America	74,807	2,176,884
Rock-Tenn Co. Class A (d)	52,491	4,032,884
Sealed Air Corp.	112,118	2,879,190
Silgan Holdings, Inc.	38,761	1,739,981
Sonoco Products Co.	76,222	2,699,783
Temple-Inland, Inc.	79,964	1,898,345
		38,117,659
Metals & Mining - 1.3%
A.M. Castle & Co. (a)(d)	12,229	225,992
AK Steel Holding Corp. (d)	88,704	1,357,171
Alcoa, Inc.	820,855	13,798,573
Allegheny Technologies, Inc.	75,422	5,053,274
Allied Nevada Gold Corp. (a)(d)	58,609	2,173,222
Amcol International Corp.	19,886	730,214
Carpenter Technology Corp. (d)	31,577	1,660,003
Century Aluminum Co. (a)	54,853	885,327
Cliffs Natural Resources, Inc.	103,675	9,403,323
Coeur d'Alene Mines Corp. (a)(d)	68,581	1,890,778
Commercial Metals Co.	83,356	1,241,171
Compass Minerals International, Inc.	23,434	2,178,659
Freeport-McMoRan Copper & Gold, Inc.	727,540	37,570,166
General Moly, Inc. (a)(d)	54,290	264,935
Globe Specialty Metals, Inc.	37,727	854,894
Golden Minerals Co. (a)	18,002	337,357
Haynes International, Inc.	9,478	533,327
Hecla Mining Co. (a)(d)	204,050	1,732,385
Horsehead Holding Corp. (a)	43,360	578,422
Kaiser Aluminum Corp.	14,207	749,277
Materion Corp. (a)	24,506	972,153
Metals USA Holdings Corp. (a)	11,397	179,161
Molycorp, Inc. (d)	41,082	2,729,077
Newmont Mining Corp.	380,190	21,507,348
Noranda Aluminium Holding Corp. (a)	15,678	232,348
Nucor Corp.	216,028	9,146,626
Olympic Steel, Inc.	10,518	308,388
Reliance Steel & Aluminum Co.	54,138	2,788,648
Royal Gold, Inc. (d)	38,982	2,417,664
RTI International Metals, Inc. (a)(d)	27,459	1,047,012

	Shares	Value
Schnitzer Steel Industries, Inc. Class A	16,804	$ 993,116
Southern Copper Corp.	161,627	5,585,829
Steel Dynamics, Inc.	158,373	2,708,178
Stillwater Mining Co. (a)(d)	34,407	696,742
Synalloy Corp.	660	9,715
Titanium Metals Corp.	70,913	1,328,200
United States Steel Corp. (d)	108,089	4,983,984
Universal Stainless & Alloy Products, Inc. (a)(d)	4,076	148,407
US Energy Corp. (a)(d)	14,898	74,341
US Gold Corp. (a)	74,952	529,911
Walter Energy, Inc.	48,614	6,054,874
Worthington Industries, Inc. (d)	46,908	1,024,002
		148,684,194
Paper & Forest Products - 0.2%
AbitibiBowater, Inc. (a)(d)	54,366	1,348,277
Buckeye Technologies, Inc.	29,277	745,685
Clearwater Paper Corp. (a)(d)	9,495	656,010
Deltic Timber Corp.	14,848	853,908
Domtar Corp.	32,736	3,354,785
Glatfelter	40,567	625,137
International Paper Co.	309,159	9,651,944
Kapstone Paper & Packaging Corp. (a)	30,187	496,576
Louisiana-Pacific Corp. (a)(d)	90,341	757,058
MeadWestvaco Corp.	141,706	4,820,838
Neenah Paper, Inc.	15,090	349,937
Schweitzer-Mauduit International, Inc.	13,663	719,767
Wausau-Mosinee Paper Corp.	48,262	331,077
		24,710,999
TOTAL MATERIALS		511,176,243
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.2%
8x8, Inc. (a)(d)	59,715	203,628
AboveNet, Inc. (d)	17,397	1,358,184
Alaska Communication Systems Group, Inc. (d)	61,633	555,930
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,605,004	145,333,926
Atlantic Tele-Network, Inc. (d)	10,572	404,168
Boingo Wireless, Inc.	4,635	43,337
Cbeyond, Inc. (a)(d)	37,794	542,722
CenturyLink, Inc.	411,854	17,787,974
Cincinnati Bell, Inc. New (a)(d)	160,382	510,015
Cogent Communications Group, Inc. (a)	35,720	555,446
Consolidated Communications Holdings, Inc.	35,335	676,312
FairPoint Communications, Inc. (a)(d)	16,434	176,008
Frontier Communications Corp.	721,986	6,389,576
General Communications, Inc. Class A (a)	30,884	381,417
Global Crossing Ltd. (a)	19,326	673,318
Globalstar, Inc. (a)(d)	68,620	83,030
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
HickoryTech Corp.	509	$ 5,273
Hughes Communications, Inc. (a)(d)	6,458	387,480
IDT Corp. Class B	12,541	369,960
Iridium Communications, Inc. (a)(d)	39,310	350,645
Level 3 Communications, Inc. (a)(d)	1,412,860	3,235,449
Neutral Tandem, Inc. (a)(d)	30,909	524,526
PAETEC Holding Corp. (a)(d)	74,674	333,046
Premiere Global Services, Inc. (a)	38,454	323,783
SureWest Communications	9,416	140,016
tw telecom, inc. (a)(d)	115,014	2,495,804
Verizon Communications, Inc.	2,191,937	80,948,233
Vonage Holdings Corp. (a)	119,084	568,031
Windstream Corp.	349,368	4,699,000
		270,056,237
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	311,388	17,275,806
Clearwire Corp. Class A (a)(d)	88,343	406,378
Crown Castle International Corp. (a)	192,161	7,957,387
FiberTower Corp. (a)	2,590	4,792
Leap Wireless International, Inc. (a)(d)	54,533	916,700
MetroPCS Communications, Inc. (a)	181,129	3,242,209
NII Holdings, Inc. (a)	127,432	5,563,681
NTELOS Holdings Corp.	24,024	500,900
SBA Communications Corp. Class A (a)(d)	87,211	3,426,520
Shenandoah Telecommunications Co.	19,002	346,026
Sprint Nextel Corp. (a)	2,332,495	13,645,096
Telephone & Data Systems, Inc.	67,973	2,222,717
U.S. Cellular Corp. (a)(d)	8,822	435,807
USA Mobility, Inc.	29,169	474,288
		56,418,307
TOTAL TELECOMMUNICATION SERVICES		326,474,544
UTILITIES - 3.4%
Electric Utilities - 1.7%
Allete, Inc.	36,442	1,453,307
American Electric Power Co., Inc.	365,065	13,945,483
Central Vermont Public Service Corp. (d)	16,033	549,932
Cleco Corp.	59,776	2,097,540
DPL, Inc.	83,263	2,512,045
Duke Energy Corp.	1,057,502	19,828,163
Edison International	225,270	8,866,627
El Paso Electric Co.	49,033	1,526,888
Empire District Electric Co.	57,105	1,094,132
Entergy Corp.	139,966	9,538,683
Exelon Corp.	513,890	21,506,297
FirstEnergy Corp.	324,560	14,481,867
Great Plains Energy, Inc. (d)	99,448	2,105,314
Hawaiian Electric Industries, Inc. (d)	65,015	1,614,322
IDACORP, Inc.	34,700	1,366,139

	Shares	Value
ITC Holdings Corp.	37,865	$ 2,737,261
MGE Energy, Inc.	22,799	949,350
NextEra Energy, Inc.	317,945	18,424,913
Northeast Utilities	123,744	4,360,739
NV Energy, Inc.	175,947	2,774,684
Otter Tail Corp.	35,569	779,672
Pepco Holdings, Inc.	159,466	3,184,536
Pinnacle West Capital Corp.	74,096	3,353,585
PNM Resources, Inc.	73,635	1,217,187
Portland General Electric Co. (d)	72,365	1,879,319
PPL Corp.	438,367	12,357,566
Progress Energy, Inc.	223,828	10,658,689
Southern Co.	651,691	26,119,775
UIL Holdings Corp.	34,739	1,150,903
Unisource Energy Corp.	31,012	1,175,045
Unitil Corp.	21,608	553,813
Westar Energy, Inc.	68,792	1,870,454
		196,034,230
Gas Utilities - 0.3%
AGL Resources, Inc. (d)	54,849	2,254,842
Atmos Energy Corp.	64,136	2,138,936
Chesapeake Utilities Corp.	11,370	459,803
Delta Natural Gas Co., Inc.	1,689	53,322
Energen Corp.	52,321	3,258,029
Laclede Group, Inc.	25,856	972,444
National Fuel Gas Co.	51,225	3,690,249
New Jersey Resources Corp.	33,122	1,526,262
Nicor, Inc.	32,068	1,762,457
Northwest Natural Gas Co. (d)	38,070	1,719,622
ONEOK, Inc.	73,549	5,228,598
Piedmont Natural Gas Co., Inc. (d)	72,417	2,278,963
Questar Corp.	121,247	2,101,211
South Jersey Industries, Inc.	28,047	1,569,791
Southwest Gas Corp. (d)	42,654	1,666,065
UGI Corp.	79,587	2,608,862
WGL Holdings, Inc.	37,311	1,464,457
		34,753,913
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	614,724	7,966,823
Black Hills Corp.	42,595	1,321,297
Calpine Corp. (a)(d)	261,209	4,124,490
Constellation Energy Group, Inc.	136,929	5,091,020
Dynegy, Inc. (a)(d)	173,796	1,053,204
GenOn Energy, Inc. (a)	569,157	2,270,936
NRG Energy, Inc. (a)(d)	187,708	4,647,650
Ormat Technologies, Inc.	18,545	408,175
Tegal Corp. (a)	479	282
		26,883,877
Multi-Utilities - 1.1%
Alliant Energy Corp. (d)	75,651	3,111,526
Ameren Corp.	173,437	5,152,813
Avista Corp.	50,046	1,247,647
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CenterPoint Energy, Inc.	289,666	$ 5,599,244
CH Energy Group, Inc.	19,428	1,048,141
CMS Energy Corp.	171,243	3,414,585
Consolidated Edison, Inc.	232,019	12,310,928
Dominion Resources, Inc.	448,963	21,424,514
DTE Energy Co.	124,886	6,446,615
Integrys Energy Group, Inc.	56,188	2,940,880
MDU Resources Group, Inc.	150,510	3,556,551
NiSource, Inc. (d)	197,407	4,007,362
NorthWestern Energy Corp.	46,442	1,535,837
NSTAR	74,342	3,422,706
OGE Energy Corp.	71,616	3,657,429
PG&E Corp.	304,419	13,205,696
Public Service Enterprise Group, Inc.	390,193	13,071,466
SCANA Corp.	80,060	3,256,040
Sempra Energy	169,945	9,375,866
TECO Energy, Inc.	141,778	2,722,138
Vectren Corp.	57,675	1,627,589
Wisconsin Energy Corp.	171,646	5,367,370
Xcel Energy, Inc.	341,663	8,452,743
		135,955,686
Water Utilities - 0.1%
American States Water Co. (d)	26,537	917,649
American Water Works Co., Inc.	127,218	3,817,812
Aqua America, Inc.	95,024	2,163,696
Artesian Resources Corp. Class A	3,539	69,577
California Water Service Group	26,303	995,306
Middlesex Water Co.	4,520	84,795
SJW Corp. (d)	11,981	278,918
		8,327,753
TOTAL UTILITIES		401,955,459
TOTAL COMMON STOCKS (Cost $10,109,876,614)		11,800,806,143
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,639)	$ 22,600	15,321
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.04% to 0.2% 6/9/11 to 9/29/11 (e) (Cost $13,996,219)	14,000,000	13,999,352
Money Market Funds - 9.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	205,423,740	$ 205,423,740
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	884,960,662	884,960,662
TOTAL MONEY MARKET FUNDS (Cost $1,090,384,402)		1,090,384,402
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $11,214,279,874)		12,905,205,218
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(938,890,666)
NET ASSETS - 100%		$ 11,966,314,552
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
830 CME E-mini S&P 500 Index Contracts	June 2011	$ 55,771,850	$ 1,781,741
98 CME E-mini S&P Midcap 400 Index Contracts	June 2011	9,796,080	400,433
233 CME S&P 500 Index Contracts	June 2011	78,282,175	2,243,370
232 NYFE Russell Mini Index Contracts	June 2011	19,668,960	937,892
TOTAL EQUITY INDEX CONTRACTS		$ 163,519,065	$ 5,363,436

The face value of futures purchased as a percentage of net assets is 1.4%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,499,460.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 49,344
Fidelity Securities Lending Cash Central Fund	1,078,559
Total	$ 1,127,903
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,354,465,186	$ 1,354,369,060	$ -	$ 96,126
Consumer Staples	1,096,042,118	1,096,003,322	-	38,796
Energy	1,377,070,431	1,377,070,430	-	1
Financials	1,886,328,333	1,886,325,435	1,281	1,617
Health Care	1,389,490,396	1,389,490,396	-	-
Industrials	1,334,686,834	1,334,686,834	-	-
Information Technology	2,123,116,599	2,123,116,599	-	-
Materials	511,176,243	511,176,243	-	-
Telecommunication Services	326,474,544	326,474,544	-	-
Utilities	401,955,459	401,955,459	-	-
Corporate Bonds	15,321	-	15,321	-
U.S. Government and Government Agency Obligations	13,999,352	-	13,999,352	-
Money Market Funds	1,090,384,402	1,090,384,402	-	-
Total Investments in Securities:	$ 12,905,205,218	$ 12,891,052,724	$ 14,015,954	$ 136,540
Derivative Instruments:
Assets
Futures Contracts	$ 5,363,436	$ 5,363,436	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 96,127
Total Realized Gain (Loss)	(140,390)
Total Unrealized Gain (Loss)	121,647
Cost of Purchases	-
Proceeds of Sales	(3,522)
Amortization/Accretion	-
Transfers in to Level 3	62,678
Transfers out of Level 3	-
Ending Balance	$ 136,540
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (17,029)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period, Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $11,253,977,458. Net unrealized appreciation aggregated $1,651,227,760, of which $3,030,032,104 related to appreciated investment securities and $1,378,804,344 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

May 31, 2011

1.816029.106

SPI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 8.4%
AGL Energy Ltd.	385,830	$ 5,918,900
Alumina Ltd.	2,012,279	4,973,880
Amcor Ltd.	1,013,805	7,824,939
AMP Ltd.	2,294,894	12,764,052
Asciano Ltd. unit	2,312,239	3,900,121
ASX Ltd.	145,108	5,009,791
Australia & New Zealand Banking Group Ltd.	2,136,466	50,473,756
Bendigo & Adelaide Bank Ltd.	313,611	2,996,419
BHP Billiton Ltd.	2,650,843	126,211,200
BlueScope Steel Ltd.	1,428,850	2,227,038
Boral Ltd.	563,463	2,773,030
Brambles Ltd.	1,204,845	9,466,670
Caltex Australia Ltd.	115,438	1,740,090
CFS Retail Property Trust	1,713,813	3,430,465
Coca-Cola Amatil Ltd.	467,111	5,874,266
Cochlear Ltd.	48,075	4,093,993
Commonwealth Bank of Australia	1,285,803	69,483,998
Computershare Ltd.	380,113	3,814,423
Crown Ltd.	383,221	3,583,782
CSL Ltd.	469,635	16,996,065
DEXUS Property Group unit	4,149,946	3,920,793
Fortescue Metals Group Ltd.	1,091,525	7,597,479
Fosters Group Ltd.	1,564,566	7,265,598
Goodman Group unit	5,612,725	4,404,020
Harvey Norman Holdings Ltd.	458,991	1,229,890
Iluka Resources Ltd.	340,000	5,676,804
Incitec Pivot Ltd.	1,445,658	5,926,319
Insurance Australia Group Ltd.	1,642,845	6,226,058
John Fairfax Holdings Ltd. (d)	1,825,351	2,094,802
Leighton Holdings Ltd.	132,983	3,293,611
Lend Lease Group unit	437,334	4,178,539
Lynas Corp. Ltd. (a)	1,400,000	3,542,131
MacArthur Coal Ltd.	142,313	1,807,922
Macquarie Group Ltd.	285,915	10,377,771
MAp Group unit	372,655	1,229,288
Metcash Ltd.	641,540	2,684,714
Mirvac Group unit	2,809,778	3,824,463
National Australia Bank Ltd.	1,785,169	50,464,450
Newcrest Mining Ltd.	627,099	26,577,544
OneSteel Ltd.	1,125,041	2,263,956
Orica Ltd.	293,180	8,165,761
Origin Energy Ltd.	867,019	15,170,357
OZ Minerals Ltd.	277,044	4,179,080
Paladin Energy Ltd. (Australia) (a)(d)	562,387	1,891,185
Qantas Airways Ltd. (a)	921,333	2,065,495
QBE Insurance Group Ltd.	879,401	16,598,064
QR National Ltd.	1,422,416	5,238,826
Ramsay Health Care Ltd.	108,661	2,137,899
Rio Tinto Ltd.	359,046	31,238,914
Santos Ltd.	722,967	11,391,818
Sims Metal Management Ltd.	132,417	2,420,425

	Shares	Value
Sonic Healthcare Ltd.	313,905	$ 4,121,844
SP AusNet unit	1,100,665	1,092,764
Stockland Corp. Ltd. unit	1,964,286	7,402,317
Suncorp-Metway Ltd.	1,044,953	9,325,911
Tabcorp Holdings Ltd.	586,574	4,890,599
Tattersall's Ltd.	1,118,543	2,746,431
Telstra Corp. Ltd.	3,588,979	11,570,872
The GPT Group unit	1,497,280	4,987,074
Toll Holdings Ltd.	566,746	3,170,356
Transurban Group unit	1,079,343	6,291,299
Wesfarmers Ltd.	819,946	29,061,067
Wesfarmers Ltd. (price protected shares)	121,984	4,369,016
Westfield Group unit	1,796,882	17,436,996
Westfield Retail Trust unit	2,421,433	6,876,102
Westpac Banking Corp.	2,488,180	58,782,957
Woodside Petroleum Ltd.	513,198	25,546,923
Woolworths Ltd.	1,009,302	29,533,736
Worleyparsons Ltd.	158,754	5,084,335
TOTAL AUSTRALIA		830,931,453
Austria - 0.3%
Erste Bank AG	152,346	7,593,498
IMMOEAST AG (a)(d)	321,410	5
IMMOFINANZ Immobilien Anlagen AG (a)(d)	853,414	3,765,683
OMV AG (d)	123,147	5,114,058
OMV AG rights 6/6/11 (a)	123,147	2
Osterreichische Elektrizitatswirtschafts AG	60,301	2,707,625
Raiffeisen International Bank-Holding AG (d)	44,948	2,456,687
Telekom Austria AG	282,880	3,662,815
Vienna Insurance Group AG Wien	29,650	1,687,955
Voestalpine AG	96,318	4,819,559
TOTAL AUSTRIA		31,807,887
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,226,389	6,286,058
Bailiwick of Jersey - 0.5%
Experian PLC	831,701	10,944,853
Petrofac Ltd.	206,231	5,438,012
Randgold Resources Ltd.	72,735	5,979,778
Shire PLC	451,667	14,306,231
WPP PLC	1,018,765	12,707,524
TOTAL BAILIWICK OF JERSEY		49,376,398
Belgium - 1.0%
Ageas	1,876,958	5,182,028
Anheuser-Busch InBev SA NV	662,856	40,069,022
Bekaert SA	31,887	3,378,755
Belgacom SA	131,370	4,577,629
Colruyt NV	62,498	3,588,542
Delhaize Group SA	85,816	7,095,446
Dexia SA (d)	500,273	1,745,376
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA	67,312	$ 6,098,127
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	28
KBC Groupe SA	138,215	5,844,199
Mobistar SA	24,525	1,755,914
Solvay SA Class A	48,183	7,202,440
UCB SA	82,912	3,957,893
Umicore SA	94,718	5,218,490
TOTAL BELGIUM		95,713,889
Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	392,450	1,854,464
Li & Fung Ltd.	4,691,246	10,423,383
Noble Group Ltd.	3,043,890	5,207,238
NWS Holdings Ltd.	992,338	1,444,384
Orient Overseas International Ltd.	179,900	1,400,626
Seadrill Ltd.	254,734	9,190,043
Yue Yuen Industrial (Holdings) Ltd.	615,000	2,135,087
TOTAL BERMUDA		31,655,225
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	1,874,000	1,057,818
Sands China Ltd. (a)	2,057,200	5,330,013
Wynn Macau Ltd.	1,317,600	4,608,178
TOTAL CAYMAN ISLANDS		10,996,009
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	693,698	2,295,454
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	495	4,585,147
Series B	1,074	10,338,023
Carlsberg A/S Series B	90,504	10,461,679
Coloplast A/S Series B	18,132	2,669,790
Danske Bank A/S (a)	537,588	11,307,923
DSV de Sammensluttede Vognmaend A/S	189,454	4,738,224
Novo Nordisk A/S Series B	344,207	43,256,938
Novozymes A/S Series B	38,249	6,417,952
Pandora A/S (d)	45,942	1,560,376
TDC AS	300,000	2,727,931
Tryg A/S	22,579	1,368,173
Vestas Wind Systems AS (a)(d)	165,339	4,983,829
William Demant Holding A/S (a)(d)	20,909	1,977,134
TOTAL DENMARK		106,393,119
Finland - 1.0%
Elisa Corp. (A Shares)	114,591	2,528,984
Fortum Corp.	370,891	12,406,220
Kesko Oyj	56,431	2,805,021
Kone Oyj (B Shares)	126,143	7,956,168
Metso Corp.	103,529	5,966,824

	Shares	Value
Neste Oil Oyj	101,280	$ 1,752,910
Nokia Corp. (d)	3,102,649	21,601,555
Nokian Tyres PLC	88,314	4,304,703
Orion Oyj (B Shares)	76,396	1,982,793
Outokumpu Oyj (A Shares) (d)	95,566	1,407,906
Pohjola Bank PLC (A Shares)	113,861	1,575,051
Rautaruukki Oyj (K Shares)	87,109	2,056,562
Sampo OYJ (A Shares)	342,001	11,193,838
Sanoma-WSOY Oyj (d)	67,549	1,281,840
Stora Enso Oyj (R Shares)	460,253	5,145,030
UPM-Kymmene Corp.	428,087	8,068,143
Wartsila Corp.	137,239	4,977,607
TOTAL FINLAND		97,011,155
France - 9.4%
Accor SA	123,480	5,652,845
Aeroports de Paris	25,821	2,485,246
Air France KLM (Reg.) (a)	117,629	1,974,947
Air Liquide SA	21,461	2,980,455
Air Liquide SA	72,885	10,122,102
Alcatel-Lucent SA (a)	1,932,505	10,918,687
Alstom SA	171,103	10,590,056
Arkema SA	45,000	4,931,360
Atos Origin SA (a)	44,264	2,588,062
AXA SA	1,449,379	30,944,688
BIC SA	22,041	2,078,616
BNP Paribas SA	796,075	62,098,876
Bouygues SA	200,060	9,239,225
Bureau Veritas SA	42,334	3,552,034
Cap Gemini SA	124,637	7,114,333
Carrefour SA	490,084	21,702,481
Casino Guichard Perrachon et Compagnie	45,370	4,745,407
Christian Dior SA	50,177	7,745,949
CNP Assurances	133,155	2,705,928
Compagnie de St. Gobain	329,826	21,792,362
Compagnie Generale de Geophysique SA (a)	126,992	4,770,883
Credit Agricole SA	779,037	11,902,902
Danone	480,748	35,239,677
Dassault Systemes SA	49,080	4,173,840
Edenred	126,859	3,755,185
EDF SA	212,751	8,627,002
Eiffage SA	33,387	2,211,960
Eramet SA	4,437	1,487,039
Essilor International SA	169,432	13,716,478
Eurazeo SA	26,217	2,081,301
Eurazeo SA rights 12/21/11 (a)	24,969	37,432
Eutelsat Communications	77,960	3,455,682
Fonciere Des Regions	21,901	2,310,553
France Telecom SA	1,535,812	35,166,885
GDF Suez	1,024,356	37,668,819
Gecina SA	18,293	2,669,975
Groupe Eurotunnel SA	443,269	4,825,074
Common Stocks - continued
	Shares	Value
France - continued
ICADE	17,573	$ 2,234,447
Iliad SA	15,488	1,983,150
Imerys	29,535	2,158,594
JC Decaux SA (a)	50,481	1,622,124
Klepierre SA	77,422	3,304,853
L'Oreal SA	18,242	2,294,580
L'Oreal SA	179,277	22,550,454
Lafarge SA (a)	71,536	4,935,988
Lafarge SA	71,270	4,917,634
Lafarge SA (Bearer)	19,612	1,353,229
Lagardere S.C.A. (Reg.)	99,839	4,076,457
Legrand SA	158,097	6,678,054
LVMH Moet Hennessy - Louis Vuitton	202,538	35,229,223
M6 Metropole Television SA	52,065	1,221,341
Michelin CGDE Series B	144,643	13,553,415
Natixis SA	718,701	4,040,853
Neopost SA	26,299	2,354,179
Pernod-Ricard SA	161,991	16,348,910
Peugeot Citroen SA	121,554	5,143,213
PPR SA	62,135	10,812,159
Publicis Groupe SA	100,881	5,544,252
Renault SA	157,452	8,929,663
Safran SA	149,999	6,096,451
Sanofi-Aventis	922,799	73,160,651
Schneider Electric SA	202,838	33,442,919
SCOR SE	144,905	4,021,479
Societe Generale Series A	522,054	30,974,502
Sodexo SA	77,223	5,943,889
Suez Environnement SA	220,207	4,617,532
Technip SA	83,500	8,978,625
Television Francaise 1 SA	93,333	1,671,763
Thales SA	86,557	3,622,565
Total SA	1,743,475	100,676,148
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	75,069	16,923,877
Vallourec SA (d)	92,508	11,574,947
Veolia Environnement	307,300	9,350,360
VINCI SA	366,279	23,626,503
Vivendi	1,011,755	28,231,593
Wendel SA	26,000	3,157,092
TOTAL FRANCE		927,422,018
Germany - 8.0%
adidas AG	170,474	12,849,221
Allianz AG	375,325	51,935,284
Axel Springer Verlag	12,538	1,874,192
BASF AG	758,009	70,078,585
Bayer AG	682,898	55,952,541
Bayerische Motoren Werke AG (BMW)	276,117	24,422,901
Beiersdorf AG	84,966	5,628,568
Brenntag AG	28,407	3,383,966
Celesio AG	65,975	1,582,762

	Shares	Value
Commerzbank AG (a)(d)	1,577,494	$ 7,217,139
Commerzbank AG rights 6/6/11 (a)(d)	1,515,601	1,929,738
Continental AG (a)	65,848	6,773,590
Daimler AG (Germany)	750,696	53,034,693
Deutsche Bank AG	768,450	45,987,102
Deutsche Boerse AG	159,391	12,561,921
Deutsche Lufthansa AG	189,135	4,119,723
Deutsche Post AG	694,466	13,073,593
Deutsche Telekom AG	2,319,619	34,473,646
E.ON AG	1,489,941	42,303,514
Fraport AG Frankfurt Airport Services Worldwide	28,512	2,336,511
Fresenius Medical Care AG & Co. KGaA	160,791	11,642,465
Fresenius SE	92,572	9,718,388
GEA Group AG	150,041	5,044,741
Hannover Rueckversicherungs AG	51,425	2,731,162
HeidelbergCement AG	113,983	7,925,508
HeidelbergCement AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	106,255	6,156,037
Hochtief AG	35,458	2,981,735
Infineon Technologies AG	896,283	10,368,728
K&S AG	144,647	11,520,617
Kabel Deutschland Holding AG (a)	55,060	3,756,367
Lanxess AG	67,590	5,833,532
Linde AG	140,510	23,762,937
MAN SE	87,646	12,206,122
Merck KGaA	52,543	5,774,596
Metro AG	105,512	7,034,417
Munich Re Group	155,145	23,793,878
RWE AG	346,211	20,187,740
Salzgitter AG	33,956	2,508,576
SAP AG	762,153	47,404,338
Siemens AG	681,343	91,359,008
Suedzucker AG (Bearer)	52,765	1,661,356
Thyssenkrupp AG	274,459	13,032,492
TUI AG (a)	125,266	1,387,335
United Internet AG	94,786	1,846,431
Volkswagen AG	22,873	3,832,065
Wacker Chemie AG	12,875	2,871,106
TOTAL GERMANY		787,860,867
Greece - 0.2%
Alpha Bank AE (a)	431,730	1,962,771
Coca-Cola Hellenic Bottling Co. SA	148,747	3,873,442
EFG Eurobank Ergasias SA (a)	271,089	1,240,250
Greek Organization of Football Prognostics SA	188,443	3,456,690
Hellenic Telecommunications Organization SA	183,552	1,874,941
National Bank of Greece SA (a)	834,981	5,789,202
Public Power Corp. of Greece	95,189	1,261,295
TOTAL GREECE		19,458,591
Common Stocks - continued
	Shares	Value
Hong Kong - 2.4%
AIA Group Ltd.	6,435,800	$ 22,715,464
ASM Pacific Technology Ltd.	156,229	2,125,319
Bank of East Asia Ltd.	1,261,534	5,523,226
BOC Hong Kong (Holdings) Ltd.	3,044,566	9,395,359
Cathay Pacific Airways Ltd.	955,327	2,289,680
Cheung Kong Holdings Ltd.	1,144,449	17,908,687
CLP Holdings Ltd.	1,591,157	13,584,944
Esprit Holdings Ltd.	988,166	3,716,486
Galaxy Entertainment Group Ltd. (a)	959,000	2,155,444
Hang Lung Group Ltd.	671,000	4,348,403
Hang Lung Properties Ltd.	2,029,423	8,454,624
Hang Seng Bank Ltd.	641,701	10,289,065
Henderson Land Development Co. Ltd.	909,319	6,173,436
Hong Kong & China Gas Co. Ltd.	3,927,523	9,069,885
Hong Kong Exchanges and Clearing Ltd.	857,398	19,215,717
Hopewell Holdings Ltd.	474,500	1,485,634
Hutchison Whampoa Ltd.	1,756,158	20,322,767
Hysan Development Co. Ltd.	515,581	2,542,371
Kerry Properties Ltd.	598,181	3,053,514
Lifestyle International Holdings Ltd.	459,500	1,341,183
Link (REIT)	1,833,212	6,234,693
MTR Corp. Ltd.	1,260,451	4,627,099
New World Development Co. Ltd.	2,016,402	3,437,933
PCCW Ltd.	2,991,000	1,153,757
Power Assets Holdings Ltd.	1,181,176	8,436,754
Shangri-La Asia Ltd.	1,113,380	2,898,980
Sino Land Ltd.	2,249,536	3,956,906
SJM Holdings Ltd.	1,355,000	3,303,348
Sun Hung Kai Properties Ltd.	1,156,141	18,002,453
Swire Pacific Ltd. (A Shares)	638,884	9,849,585
Wharf Holdings Ltd.	1,234,585	9,088,103
Wheelock and Co. Ltd.	749,000	3,129,983
Wing Hang Bank Ltd.	147,000	1,603,784
TOTAL HONG KONG		241,434,586
Ireland - 0.3%
Anglo Irish Bank Corp. PLC (a)	331,052	5
CRH PLC	598,249	13,044,680
Elan Corp. PLC (a)	386,338	3,747,579
James Hardie Industries NV CDI (a)	364,244	2,274,765
Kerry Group PLC Class A	113,460	4,864,400
Ryanair Holdings PLC	281,357	1,398,449
TOTAL IRELAND		25,329,878
Isle of Man - 0.1%
Genting Singapore PLC (a)	4,960,859	8,003,980
Israel - 0.7%
Bank Hapoalim BM (Reg.) (a)	885,929	4,557,237
Bank Leumi le-Israel BM	993,183	4,819,986
Bezeq Israeli Telecommunication Corp. Ltd.	1,486,069	3,774,624
Cellcom Israel Ltd. (Israel)	43,197	1,307,096
Delek Group Ltd.	3,282	795,052

	Shares	Value
Elbit Systems Ltd. (Israel)	21,011	$ 1,080,199
Israel Chemicals Ltd.	357,819	5,832,127
Israel Corp. Ltd. (Class A)	2,008	2,189,111
Israel Discount Bank Ltd. (Class A) (a)	624,000	1,245,277
Makhteshim-Agan Industries (a)	186,118	982,846
Mizrahi Tefahot Bank Ltd.	103,834	1,107,824
Nice Systems Ltd. (a)	49,958	1,764,722
Partner Communications Co. Ltd.	69,937	1,187,943
Teva Pharmaceutical Industries Ltd.	775,478	39,487,169
TOTAL ISRAEL		70,131,213
Italy - 2.6%
A2A SpA	853,711	1,444,403
Assicurazioni Generali SpA	964,129	21,097,675
Atlantia SpA	244,115	5,770,352
Autogrill SpA	90,324	1,152,649
Banca Carige SpA	467,117	1,176,072
Banca Monte dei Paschi di Siena SpA (d)	2,035,949	2,570,303
Banco Popolare Societa Cooperativa	1,462,195	3,807,625
Enel Green Power SpA	1,502,824	4,196,661
Enel SpA	5,435,080	37,330,052
ENI SpA	2,000,419	47,959,749
EXOR SpA	54,006	1,819,697
Fiat Industrial SpA (a)	617,679	8,122,305
Fiat SpA	617,679	6,562,716
Finmeccanica SpA	325,896	4,058,040
Intesa Sanpaolo SpA	8,289,593	21,503,006
Intesa Sanpaolo SpA (Risparmio Shares)	720,332	1,570,058
Luxottica Group SpA	105,767	3,375,519
Mediaset SpA	580,818	3,038,325
Mediobanca SpA	404,684	4,494,730
Parmalat SpA	1,153,260	4,277,405
Pirelli & C SpA	191,509	1,908,004
Prysmian SpA	169,380	3,579,762
Saipem SpA	210,754	11,118,776
Snam Rete Gas SpA	1,330,949	7,846,999
Telecom Italia SpA	7,791,530	11,049,596
Terna SpA	1,043,664	5,096,157
UniCredit SpA	11,141,764	25,310,827
Unione di Banche Italiane SCpA	489,450	3,841,257
Unione di Banche Italiane SCpA warrants 6/30/11 (a)	368,960	106
TOTAL ITALY		255,078,826
Japan - 19.0%
ABC-Mart, Inc.	23,500	941,208
Advantest Corp.	144,090	2,700,204
Aeon Co. Ltd.	489,700	5,653,599
Aeon Credit Service Co. Ltd.	64,200	818,741
Aeon Mall Co. Ltd.	68,300	1,630,082
Air Water, Inc.	109,000	1,306,444
Aisin Seiki Co. Ltd.	161,000	5,966,180
Ajinomoto Co., Inc.	551,866	6,375,879
Alfresa Holdings Corp.	35,800	1,293,030
Common Stocks - continued
	Shares	Value
Japan - continued
All Nippon Airways Ltd. (a)	650,000	$ 1,978,152
Amada Co. Ltd.	286,000	2,105,303
Aozora Bank Ltd. (d)	572,000	1,233,412
Asahi Breweries Ltd.	313,803	6,133,131
Asahi Glass Co. Ltd.	821,677	9,711,037
Asahi Kasei Corp.	1,028,727	6,767,953
Asics Corp.	116,000	1,810,876
Astellas Pharma, Inc.	360,800	13,758,262
Bank of Kyoto Ltd.	264,000	2,354,695
Bank of Yokohama Ltd.	1,044,084	5,071,230
Benesse Corp.	58,300	2,504,223
Bridgestone Corp.	543,179	12,388,468
Brother Industries Ltd.	187,300	2,649,051
Canon, Inc.	938,044	45,045,294
Casio Computer Co. Ltd.	215,900	1,581,614
Central Japan Railway Co.	1,251	9,816,561
Chiba Bank Ltd.	620,674	3,740,135
Chiyoda Corp.	120,000	1,309,675
Chubu Electric Power Co., Inc.	563,964	8,893,695
Chugai Pharmaceutical Co. Ltd.	179,825	2,957,999
Chugokun Electric Power Co.	235,000	3,330,481
Citizen Holdings Co. Ltd.	208,766	1,178,285
Coca-Cola West Co. Ltd.	41,800	792,454
Cosmo Oil Co. Ltd.	502,000	1,507,117
Credit Saison Co. Ltd.	115,052	1,749,536
Dai Nippon Printing Co. Ltd.	461,242	5,290,545
Dai-ichi Mutual Life Insurance Co.	7,423	11,241,027
Daicel Chemical Industries Ltd.	209,000	1,345,743
Daido Steel Co. Ltd.	231,000	1,414,924
Daihatsu Motor Co. Ltd.	157,000	2,604,395
Daiichi Sankyo Kabushiki Kaisha	557,170	10,813,143
Daikin Industries Ltd.	195,094	6,523,782
Dainippon Sumitomo Pharma Co. Ltd.	131,600	1,241,079
Daito Trust Construction Co. Ltd.	65,663	5,435,889
Daiwa House Industry Co. Ltd.	406,184	4,964,341
Daiwa Securities Group, Inc.	1,413,985	5,814,093
DeNA Co. Ltd.	78,900	2,806,755
Denki Kagaku Kogyo KK	385,358	1,989,185
Denso Corp.	396,938	14,274,365
Dentsu, Inc.	147,600	3,971,743
East Japan Railway Co.	280,000	16,340,762
Eisai Co. Ltd.	202,178	7,686,689
Electric Power Development Co. Ltd.	103,680	2,447,836
Elpida Memory, Inc. (a)	151,400	2,101,531
FamilyMart Co. Ltd.	53,400	1,911,510
Fanuc Ltd.	158,672	24,489,674
Fast Retailing Co. Ltd.	49,600	7,249,263
Fuji Electric Co. Ltd.	426,153	1,314,988
Fuji Heavy Industries Ltd.	546,000	4,028,407
Fujifilm Holdings Corp.	377,105	11,189,540
Fujitsu Ltd.	1,557,075	8,212,858
Fukuoka Financial Group, Inc.	631,300	2,509,769

	Shares	Value
Furukawa Electric Co. Ltd.	561,790	$ 2,049,565
GREE, Inc.	68,600	1,520,320
GS Yuasa Corp. (d)	289,000	1,866,276
Gunma Bank Ltd.	325,663	1,706,091
Hakuhodo DY Holdings, Inc.	17,810	915,480
Hamamatsu Photonics KK	52,000	2,123,172
Hino Motors Ltd.	202,000	1,111,894
Hirose Electric Co. Ltd.	26,298	2,704,370
Hiroshima Bank Ltd.	391,000	1,673,139
Hisamitsu Pharmaceutical Co., Inc.	53,900	2,295,509
Hitachi Chemical Co. Ltd.	83,200	1,694,447
Hitachi Construction Machinery Co. Ltd. (d)	82,600	1,748,638
Hitachi High-Technologies Corp.	54,300	1,144,060
Hitachi Ltd.	3,722,271	21,137,937
Hitachi Metals Ltd.	137,000	1,787,127
Hokkaido Electric Power Co., Inc.	148,900	2,184,694
Hokuhoku Financial Group, Inc.	1,013,715	1,927,857
Hokuriku Electric Power Co., Inc.	146,200	2,478,984
Honda Motor Co. Ltd.	1,350,960	51,442,737
Hoya Corp.	363,416	7,551,253
Ibiden Co. Ltd.	105,300	3,422,208
Idemitsu Kosan Co. Ltd.	18,500	2,051,938
INPEX Corp.	1,793	13,028,335
Isetan Mitsukoshi Holdings Ltd.	297,687	2,750,098
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,096,185	2,725,219
Isuzu Motors Ltd.	996,000	4,669,917
Itochu Corp.	1,249,486	12,929,291
ITOCHU Techno-Solutions Corp.	25,100	848,789
Iyo Bank Ltd.	198,000	1,777,472
J Front Retailing Co. Ltd.	399,800	1,639,162
Japan Petroleum Exploration Co. Ltd.	23,600	1,130,454
Japan Prime Realty Investment Corp.	524	1,521,767
Japan Real Estate Investment Corp.	399	3,895,360
Japan Retail Fund Investment Corp.	1,279	2,071,685
Japan Steel Works Ltd.	273,000	1,972,188
Japan Tobacco, Inc.	3,741	14,478,417
JFE Holdings, Inc.	377,075	9,454,112
JGC Corp.	175,117	4,697,193
Joyo Bank Ltd.	537,941	2,176,805
JS Group Corp.	214,959	5,245,752
JSR Corp.	150,516	2,997,675
JTEKT Corp.	180,400	2,395,080
Jupiter Telecommunications Co.	1,962	2,118,518
JX Holdings, Inc.	1,868,368	12,347,104
Kajima Corp.	733,317	2,050,511
Kamigumi Co. Ltd.	211,663	1,811,828
Kaneka Corp.	230,559	1,555,809
Kansai Electric Power Co., Inc.	614,236	10,461,710
Kansai Paint Co. Ltd.	165,000	1,485,428
Kao Corp.	443,050	11,401,092
Kawasaki Heavy Industries Ltd.	1,181,945	4,251,349
Kawasaki Kisen Kaisha Ltd. (d)	567,000	1,912,063
Common Stocks - continued
	Shares	Value
Japan - continued
KDDI Corp.	2,408	$ 17,269,090
Keihin Electric Express Railway Co. Ltd.	376,061	2,524,258
Keio Corp.	462,410	2,486,143
Keisei Electric Railway Co.	221,000	1,233,454
Keyence Corp.	34,720	9,141,176
Kikkoman Corp.	131,849	1,349,528
Kinden Corp.	98,000	795,590
Kintetsu Corp. (d)	1,336,100	4,021,163
Kirin Holdings Co. Ltd.	676,256	9,493,291
Kobe Steel Ltd.	2,016,000	4,360,622
Koito Manufacturing Co. Ltd.	84,000	1,301,932
Komatsu Ltd.	783,245	23,520,409
Konami Corp.	76,900	1,599,455
Konica Minolta Holdings, Inc.	385,000	3,247,147
Kubota Corp.	950,864	8,597,568
Kuraray Co. Ltd.	285,286	4,315,629
Kurita Water Industries Ltd.	94,900	2,733,698
Kyocera Corp.	131,602	13,834,189
Kyowa Hakko Kirin Co., Ltd.	223,689	2,195,794
Kyushu Electric Power Co., Inc.	323,270	4,894,167
Lawson, Inc.	49,116	2,435,971
Mabuchi Motor Co. Ltd.	22,121	1,096,350
Makita Corp.	92,400	3,934,035
Marubeni Corp.	1,354,244	9,492,382
Marui Group Co. Ltd.	192,849	1,373,531
Maruichi Steel Tube Ltd.	36,700	929,997
Mazda Motor Corp.	1,334,000	3,384,122
McDonald's Holdings Co. (Japan) Ltd.	51,900	1,351,264
Medipal Holdings Corp.	115,500	1,028,049
Meiji Holdings Co. Ltd.	51,329	2,181,707
Minebea Ltd.	276,008	1,415,301
Miraca Holdings, Inc.	40,200	1,576,435
Mitsubishi Chemical Holdings Corp.	1,095,775	7,654,698
Mitsubishi Corp.	1,117,202	28,399,555
Mitsubishi Electric Corp.	1,590,106	17,984,785
Mitsubishi Estate Co. Ltd.	1,018,723	18,202,085
Mitsubishi Gas Chemical Co., Inc.	331,867	2,506,373
Mitsubishi Heavy Industries Ltd.	2,484,256	12,085,827
Mitsubishi Logistics Corp.	95,000	1,045,430
Mitsubishi Materials Corp. (a)	901,937	2,800,123
Mitsubishi Motors Corp. of Japan (a)	3,207,000	3,798,327
Mitsubishi Tanabe Pharma Corp.	183,200	3,088,518
Mitsubishi UFJ Financial Group, Inc.	10,525,530	48,538,229
Mitsubishi UFJ Lease & Finance Co. Ltd.	45,380	1,732,270
Mitsui & Co. Ltd.	1,427,023	24,407,897
Mitsui Chemicals, Inc.	817,683	2,702,217
Mitsui Engineering & Shipbuilding Co.	603,000	1,326,575
Mitsui Fudosan Co. Ltd.	685,677	11,572,654
Mitsui OSK Lines Ltd.	947,285	5,079,263
Mizuho Financial Group, Inc.	16,920,300	26,553,324
Mizuho Securities Co. Ltd.	476,000	1,105,378
Mizuho Trust & Banking Co. Ltd.	1,053,000	911,748

	Shares	Value
MS&AD Insurance Group Holdings, Inc.	473,284	$ 11,079,713
Murata Manufacturing Co. Ltd.	165,254	10,405,668
Nabtesco Corp.	78,600	1,783,329
Namco Bandai Holdings, Inc.	153,350	1,767,540
NEC Corp.	2,132,951	4,484,315
NGK Insulators Ltd.	209,309	3,624,238
NGK Spark Plug Co. Ltd.	132,000	1,767,440
NHK Spring Co. Ltd.	127,000	1,247,386
Nidec Corp.	89,442	8,040,965
Nikon Corp.	281,038	6,603,493
Nintendo Co. Ltd.	82,296	19,132,847
Nippon Building Fund, Inc.	432	4,414,051
Nippon Electric Glass Co. Ltd.	331,000	4,694,612
Nippon Express Co. Ltd.	670,546	2,597,436
Nippon Meat Packers, Inc.	147,740	2,080,261
Nippon Paper Group, Inc.	81,400	1,724,084
Nippon Sheet Glass Co. Ltd.	743,000	2,447,277
Nippon Steel Corp.	4,230,661	12,638,394
Nippon Telegraph & Telephone Corp.	397,200	18,690,075
Nippon Yusen KK	1,262,578	4,773,465
Nishi-Nippon City Bank Ltd.	505,000	1,433,054
Nissan Motor Co. Ltd.	2,022,448	20,358,784
Nisshin Seifun Group, Inc.	152,090	1,877,110
Nisshin Steel Co. Ltd.	563,000	1,085,985
Nissin Food Holdings Co. Ltd.	55,523	2,007,926
Nitori Holdings Co. Ltd.	29,250	2,551,078
Nitto Denko Corp.	142,894	7,504,455
NKSJ Holdings, Inc. (a)	1,265,612	8,013,126
NOK Corp.	93,100	1,593,353
Nomura Holdings, Inc.	2,866,547	14,393,879
Nomura Real Estate Holdings, Inc.	77,900	1,207,325
Nomura Real Estate Office Fund, Inc.	227	1,585,600
Nomura Research Institute Ltd.	79,900	1,667,285
NSK Ltd.	354,576	3,369,304
NTN Corp.	423,611	2,202,256
NTT Data Corp.	1,040	3,288,797
NTT DoCoMo, Inc.	12,657	23,578,934
NTT Urban Development Co.	897	770,720
Obayashi Corp.	591,704	2,495,514
Odakyu Electric Railway Co. Ltd.	521,000	4,068,632
Oji Paper Co. Ltd.	697,352	3,097,541
Olympus Corp.	183,629	5,695,944
Omron Corp.	172,160	4,443,735
Ono Pharmaceutical Co. Ltd.	70,600	3,712,402
Oracle Corp. Japan	31,100	1,359,090
Oriental Land Co. Ltd.	41,656	3,535,031
ORIX Corp.	87,758	8,412,586
Osaka Gas Co. Ltd.	1,634,525	5,788,840
Otsuka Corp.	14,300	833,724
Otsuka Holdings Co. Ltd.	205,700	5,393,623
Panasonic Corp.	1,819,673	21,315,995
Rakuten, Inc.	5,835	5,932,459
Resona Holdings, Inc.	1,537,400	6,805,446
Ricoh Co. Ltd.	544,770	6,036,755
Common Stocks - continued
	Shares	Value
Japan - continued
Rinnai Corp.	29,400	$ 2,050,419
ROHM Co. Ltd.	81,044	4,640,383
Sankyo Co. Ltd. (Gunma)	45,800	2,434,615
Santen Pharmaceutical Co. Ltd.	62,200	2,481,514
SBI Holdings, Inc. Japan	18,612	1,805,835
Secom Co. Ltd.	176,367	8,353,494
Sega Sammy Holdings, Inc.	179,900	3,501,932
Seiko Epson Corp.	116,000	1,948,798
Sekisui Chemical Co. Ltd.	352,293	2,812,031
Sekisui House Ltd.	502,467	4,793,706
Seven & i Holdings Co., Ltd.	635,600	16,905,425
Seven Bank Ltd.	518	965,767
Sharp Corp.	826,675	7,760,196
Shikoku Electric Power Co., Inc.	144,500	2,971,147
Shimadzu Corp.	223,000	1,982,355
Shimamura Co. Ltd.	17,900	1,687,908
SHIMANO, Inc.	57,300	2,965,335
SHIMIZU Corp.	448,416	1,856,297
Shin-Etsu Chemical Co., Ltd.	336,262	17,523,718
Shinsei Bank Ltd. (a)	1,140,000	1,199,084
Shionogi & Co. Ltd.	250,591	4,236,900
Shiseido Co. Ltd.	295,050	5,079,883
Shizuoka Bank Ltd.	485,274	4,455,236
Showa Denko KK	1,223,336	2,500,183
Showa Shell Sekiyu KK	160,200	1,570,644
SMC Corp.	44,471	7,155,026
SOFTBANK CORP.	716,830	27,848,727
Sojitz Corp.	1,083,200	2,024,610
Sony Corp.	831,485	22,257,058
Sony Financial Holdings, Inc.	141,000	2,571,932
Square Enix Holdings Co. Ltd.	54,300	878,869
Stanley Electric Co. Ltd.	122,925	2,036,349
Sumco Corp. (a)(d)	98,100	1,770,631
Sumitomo Chemical Co. Ltd.	1,303,334	6,542,887
Sumitomo Corp.	923,442	12,363,476
Sumitomo Electric Industries Ltd.	616,406	8,913,959
Sumitomo Heavy Industries Ltd.	443,822	3,085,820
Sumitomo Metal Industries Ltd.	2,827,966	5,803,581
Sumitomo Metal Mining Co. Ltd.	418,065	6,783,947
Sumitomo Mitsui Financial Group, Inc.	1,113,200	32,173,443
Sumitomo Mitsui Trust Holdings, Inc.	2,546,722	8,788,627
Sumitomo Realty & Development Co. Ltd.	295,000	6,299,146
Sumitomo Rubber Industries Ltd.	145,000	1,680,317
Suzuken Co. Ltd.	55,360	1,290,524
Suzuki Motor Corp.	273,000	6,042,020
Sysmex Corp.	62,100	2,214,079
T&D Holdings, Inc.	237,350	5,731,346
Taisei Corp.	855,594	1,918,728
Taisho Pharmaceutical Co. Ltd.	111,524	2,544,618
Taiyo Nippon Sanso Corp.	216,000	1,687,008
Takashimaya Co. Ltd.	254,000	1,659,729
Takeda Pharmaceutical Co. Ltd.	653,342	31,030,232

	Shares	Value
TDK Corp.	100,525	$ 5,319,781
Teijin Ltd.	765,341	3,536,793
Terumo Corp.	140,712	7,950,305
The Chugoku Bank Ltd.	142,000	1,667,821
The Hachijuni Bank Ltd.	369,000	2,059,388
The Suruga Bank Ltd.	187,000	1,552,329
THK Co. Ltd.	104,100	2,579,062
Tobu Railway Co. Ltd.	764,297	2,898,852
Toho Co. Ltd.	93,154	1,508,122
Toho Gas Co. Ltd.	342,000	1,640,486
Tohoku Electric Power Co., Inc.	365,490	4,272,417
Tokio Marine Holdings, Inc.	603,300	16,580,888
Tokyo Electric Power Co.	1,172,518	4,586,531
Tokyo Electron Ltd.	142,818	7,912,964
Tokyo Gas Co. Ltd.	2,088,395	8,888,554
Tokyu Corp.	888,954	3,676,220
Tokyu Land Corp.	363,000	1,663,142
TonenGeneral Sekiyu KK	228,856	2,805,433
Toppan Printing Co. Ltd.	467,013	3,577,205
Toray Industries, Inc.	1,190,883	9,057,638
Toshiba Corp.	3,336,880	17,755,408
Tosoh Corp.	447,816	1,794,921
Toto Ltd.	234,185	1,728,388
Toyo Seikan Kaisha Ltd.	120,700	1,874,399
Toyo Suisan Kaisha Ltd.	85,000	1,991,086
Toyoda Gosei Co. Ltd.	54,400	1,186,704
Toyota Boshoku Corp. (d)	59,000	935,895
Toyota Industries Corp.	148,986	4,581,683
Toyota Motor Corp.	2,275,051	95,089,931
Toyota Tsusho Corp.	176,200	2,895,040
Trend Micro, Inc.	85,600	2,608,850
Tsumura & Co.	49,500	1,546,680
Ube Industries Ltd.	767,605	2,384,170
Unicharm Corp.	108,880	4,412,318
Ushio, Inc.	85,600	1,691,605
USS Co. Ltd.	17,460	1,332,491
West Japan Railway Co.	1,366	5,222,238
Yahoo! Japan Corp.	12,377	4,102,303
Yakult Honsha Co. Ltd.	82,966	2,301,439
Yamada Denki Co. Ltd.	65,965	5,164,526
Yamaguchi Financial Group, Inc.	168,000	1,505,035
Yamaha Corp.	132,843	1,496,312
Yamaha Motor Co. Ltd. (a)	231,900	4,166,606
Yamato Holdings Co. Ltd.	316,532	4,823,209
Yamato Kogyo Co. Ltd.	36,200	1,180,258
Yamazaki Baking Co. Ltd.	101,000	1,288,779
Yaskawa Electric Corp.	189,000	2,064,648
Yokogawa Electric Corp.	177,200	1,398,355
TOTAL JAPAN		1,880,464,023
Luxembourg - 0.5%
ArcelorMittal SA (Netherlands)	704,544	23,583,544
Millicom International Cellular SA unit	62,943	7,275,557
Common Stocks - continued
	Shares	Value
Luxembourg - continued
SES SA FDR (France) unit	242,046	$ 6,510,189
Subsea 7 SA	229,576	6,095,655
Tenaris SA	385,791	9,346,832
TOTAL LUXEMBOURG		52,811,777
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	83
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,654,680	3,163,393
Netherlands - 2.7%
AEGON NV (a)	1,413,770	9,906,475
Akzo Nobel NV	189,908	13,704,747
ASML Holding NV (Netherlands)	355,333	13,854,529
Corio NV	54,452	3,731,339
Delta Lloyd NV	69,535	1,599,640
European Aeronautic Defence and Space Co. EADS NV	334,304	11,004,437
Fugro NV (Certificaten Van Aandelen) unit	56,151	4,464,956
Heineken Holding NV (A Shares)	93,421	4,899,055
Heineken NV (Bearer)	213,436	12,841,683
ING Groep NV (Certificaten Van Aandelen) (a)	3,144,307	38,108,894
Koninklijke Ahold NV	990,740	14,122,642
Koninklijke Boskalis Westminster NV	54,002	2,560,362
Koninklijke KPN NV	1,299,912	19,085,222
Koninklijke Philips Electronics NV	840,369	23,397,567
PostNL NV	318,132	3,336,608
QIAGEN NV (a)	189,180	3,761,435
Randstad Holdings NV	93,802	4,632,934
Reed Elsevier NV	578,316	7,774,425
Royal DSM NV	135,040	9,040,915
SBM Offshore NV	141,898	3,735,920
STMicroelectronics NV	518,089	5,802,845
TNT Express NV	318,132	4,507,853
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	1,340,473	43,786,802
Vopak NV	56,316	2,673,720
Wolters Kluwer NV (Certificaten Van Aandelen)	260,798	5,892,674
TOTAL NETHERLANDS		268,227,679
New Zealand - 0.1%
Auckland International Airport Ltd.	793,211	1,504,388
Contact Energy Ltd.	258,121	1,277,079
Fletcher Building Ltd.	551,342	4,059,905
Sky City Entertainment Group Ltd.	591,906	1,791,274
Telecom Corp. of New Zealand Ltd.	1,614,879	3,222,609
TOTAL NEW ZEALAND		11,855,255
Norway - 0.8%
Aker Solutions ASA	139,099	3,073,469
DnB NOR ASA (d)	808,624	12,184,087

	Shares	Value
Gjensidige Forsikring ASA	160,000	$ 2,048,387
Norsk Hydro ASA (d)	773,635	6,201,204
Orkla ASA (A Shares) (d)	657,809	6,149,745
Renewable Energy Corp. ASA (a)(d)	387,589	915,412
StatoilHydro ASA (d)	922,595	24,307,024
Telenor ASA (d)	650,619	11,005,327
Yara International ASA (d)	154,935	9,320,783
TOTAL NORWAY		75,205,438
Portugal - 0.2%
Banco Comercial Portugues SA	106,224	73,509
Banco Comercial Portugues SA:
rights 6/9/11 (d)	2,520,942	39,896
(Reg.) (a)(d)	2,414,718	1,671,020
Banco Espirito Santo SA (Reg.) (d)	443,704	1,736,331
Cimpor-Cimentos de Portugal SGPS SA	174,053	1,328,425
Energias de Portugal SA	1,473,824	5,481,210
Galp Energia SGPS SA Class B	196,465	4,157,843
Jeronimo Martins SGPS SA	185,499	3,469,406
Portugal Telecom SGPS SA (Reg.)	522,781	5,702,008
TOTAL PORTUGAL		23,659,648
Singapore - 1.5%
Ascendas Real Estate Investment Trust (A-REIT)	1,465,183	2,447,119
CapitaLand Ltd.	2,078,437	5,207,046
CapitaMall Trust	1,868,200	3,029,350
CapitaMalls Asia Ltd.	1,078,000	1,398,411
City Developments Ltd.	425,000	3,907,491
ComfortDelgro Corp. Ltd.	1,521,784	1,813,704
Cosco Corp. Singapore Ltd.	786,000	1,255,408
DBS Group Holdings Ltd.	1,405,986	16,870,920
Fraser & Neave Ltd.	778,150	3,873,716
Global Logistic Properties Ltd.	1,451,000	2,352,846
Hutchison Port Holdings Trust	4,387,000	4,123,780
Jardine Cycle & Carriage Ltd.	95,267	3,128,193
Keppel Corp. Ltd.	1,168,400	10,912,898
Keppel Land Ltd.	633,000	2,099,051
Neptune Orient Lines Ltd.	927,750	1,376,506
Olam International Ltd.	1,053,800	2,546,071
Oversea-Chinese Banking Corp. Ltd.	2,112,896	16,274,130
SembCorp Industries Ltd.	804,130	3,298,928
SembCorp Marine Ltd.	711,800	3,087,506
Singapore Airlines Ltd.	426,425	4,895,555
Singapore Exchange Ltd.	708,000	4,316,653
Singapore Press Holdings Ltd.	1,292,021	4,043,458
Singapore Technologies Engineering Ltd.	1,302,161	3,135,575
Singapore Telecommunications Ltd.	6,579,827	17,124,408
StarHub Ltd.	460,000	1,040,538
United Overseas Bank Ltd.	1,020,038	16,077,135
UOL Group Ltd.	406,984	1,630,048
Common Stocks - continued
	Shares	Value
Singapore - continued
Wilmar International Ltd.	1,562,000	$ 6,737,344
Yangzijiang Shipbuilding Holdings Ltd.	1,708,000	2,215,664
TOTAL SINGAPORE		150,219,452
Spain - 3.5%
Abertis Infraestructuras SA	289,468	6,675,816
Acerinox SA	112,710	2,153,430
Actividades de Construccion y Servicios SA (ACS)	112,661	5,408,789
Amadeus IT Holding SA Class A	189,467	3,887,079
Banco Bilbao Vizcaya Argentaria SA	3,488,175	40,941,894
Banco de Sabadell SA (d)	1,055,875	4,531,438
Banco de Valencia SA	3,242	11,357
Banco Popular Espanol SA (d)	763,035	4,436,123
Banco Santander SA	6,972,926	83,080,850
Bankinter SA (d)	232,136	1,587,379
Cintra Concesiones de Infrastructuras de Transporte SA	352,348	4,472,582
Criteria CaixaCorp, SA	727,497	5,292,909
EDP Renovaveis SA (a)	175,090	1,195,275
Enagas SA	134,500	3,169,614
Fomento Construcciones y Contratas SA (FOCSA)	46,307	1,419,712
Gas Natural SDG SA	259,628	4,930,554
Gas Natural SDG SA rights 6/14/11 (a)	259,628	178,172
Gestevision Telecinco SA (d)	133,581	1,204,219
Grifols SA (d)	120,354	2,456,180
Grupo Acciona SA	19,223	2,084,166
Iberdrola Renovables SA	699,432	3,098,314
Iberdrola SA	3,200,430	28,317,421
Inditex SA	177,056	16,091,324
Indra Sistemas SA	76,889	1,608,971
International Consolidated Airlines Group SA (a)	829,801	3,228,180
Mapfre SA (Reg.)	612,439	2,350,817
Red Electrica Corporacion SA	89,011	5,374,683
Repsol YPF SA	657,181	22,389,116
Telefonica SA	3,375,529	82,063,897
Zardoya Otis SA	112,828	1,891,094
TOTAL SPAIN		345,531,355
Sweden - 3.1%
Alfa Laval AB	273,502	6,008,209
ASSA ABLOY AB (B Shares)	259,964	7,222,743
Atlas Copco AB:
(A Shares)	536,508	14,106,509
(B Shares)	338,818	7,975,482
Boliden AB	245,975	4,809,756
Electrolux AB (B Shares)	194,089	5,269,868
Getinge AB (B Shares)	162,150	4,523,503
H&M Hennes & Mauritz AB (B Shares)	844,089	31,355,745
Hexagon AB (B Shares)	208,687	5,652,707
Holmen AB (B Shares)	39,982	1,395,195

	Shares	Value
Husqvarna AB (B Shares)	354,070	$ 2,810,098
Industrivarden AB Series C	88,365	1,560,384
Investment AB Kinnevik	182,102	4,454,680
Investor AB (B Shares)	384,571	9,214,452
Modern Times Group MTG AB (B Shares)	46,921	3,248,827
Nordea Bank AB	2,173,375	25,491,657
Ratos AB (B Shares)	158,690	3,234,112
Sandvik AB	830,264	15,737,180
Scania AB (B Shares)	261,556	6,444,938
Securitas AB (B Shares) (d)	274,456	2,979,013
Skandinaviska Enskilda Banken AB (A Shares)	1,169,459	10,476,952
Skanska AB (B Shares)	333,638	6,183,386
SKF AB (B Shares)	323,714	9,654,729
SSAB Svenskt Stal AB (A Shares)	150,901	2,520,436
Svenska Cellulosa AB (SCA) (B Shares)	469,096	7,291,746
Svenska Handelsbanken AB (A Shares)	408,245	13,723,466
Swedbank AB (A Shares)	657,311	12,214,035
Swedish Match Co.	190,156	6,721,862
Tele2 AB (B Shares)	262,010	5,123,302
Telefonaktiebolaget LM Ericsson (B Shares)	2,490,209	36,899,818
TeliaSonera AB	1,825,955	14,219,654
Volvo AB (B Shares)	1,118,439	20,202,820
TOTAL SWEDEN		308,727,264
Switzerland - 8.4%
ABB Ltd. (Reg.)	1,828,616	49,165,995
Actelion Ltd.	92,432	5,024,209
Adecco SA (Reg.)	110,871	7,546,092
ARYZTA AG	75,118	4,174,690
Baloise Holdings AG	44,035	4,641,513
Compagnie Financiere Richemont SA Series A	434,373	28,316,495
Credit Suisse Group	933,764	40,148,712
GAM Holding Ltd.	182,099	3,469,467
Geberit AG (Reg.)	33,504	8,080,400
Givaudan SA	6,950	7,655,675
Glencore International AG	690,000	6,028,067
Holcim Ltd. (Reg.)	207,954	16,555,372
Julius Baer Group Ltd.	177,293	7,766,053
Kuehne & Nagel International AG	47,569	7,468,037
Lindt & Spruengli AG	93	3,325,712
Lindt & Spruengli AG (participation certificate)	754	2,344,481
Lonza Group AG	41,004	3,543,199
Nestle SA	2,871,404	184,323,324
Novartis AG	1,930,875	124,581,731
Pargesa Holding SA	24,147	2,287,581
Roche Holding AG (participation certificate)	581,458	102,261,344
Schindler Holding AG:
(participation certificate)	42,227	5,317,364
(Reg.)	19,159	2,399,087
Common Stocks - continued
	Shares	Value
Switzerland - continued
SGS Societe Generale de Surveillance Holding SA (Reg.)	4,676	$ 9,265,377
Sika AG (Bearer)	1,786	4,552,426
Sonova Holding AG Class B	42,082	4,425,789
Straumann Holding AG	8,037	2,209,727
Sulzer AG (Reg.)	20,000	3,620,589
Swiss Life Holding AG	27,391	4,569,984
Swiss Re Ltd.	293,410	17,458,738
Swisscom AG	19,960	9,183,145
Syngenta AG (Switzerland)	79,242	27,390,923
The Swatch Group AG:
(Bearer)	24,666	12,270,822
(Reg.)	43,725	3,911,616
Transocean Ltd. (Switzerland)	267,539	18,554,264
UBS AG (a)	3,010,093	57,921,012
Zurich Financial Services AG	120,861	32,323,126
TOTAL SWITZERLAND		834,082,138
United Kingdom - 20.4%
3i Group PLC	786,688	3,729,488
Admiral Group	164,780	4,670,275
Aggreko PLC	221,190	6,793,014
AMEC PLC	275,432	5,246,572
Anglo American PLC (United Kingdom)	1,088,738	54,264,863
Antofagasta PLC	323,878	7,080,422
ARM Holdings PLC	1,085,360	10,227,664
Associated British Foods PLC	284,933	5,047,905
AstraZeneca PLC (United Kingdom)	1,169,373	61,040,486
Autonomy Corp. PLC (a)	188,398	5,568,998
Aviva PLC	2,320,988	16,711,366
Babcock International Group PLC	284,074	3,221,948
BAE Systems PLC	2,835,533	15,401,552
Balfour Beatty PLC	529,128	2,801,783
Barclays PLC	9,539,128	43,596,317
BG Group PLC	2,802,263	64,833,779
BHP Billiton PLC	1,807,450	71,675,677
BP PLC	15,518,280	119,489,492
British American Tobacco PLC (United Kingdom)	1,650,227	74,046,133
British Land Co. PLC	729,206	7,167,057
British Sky Broadcasting Group PLC	932,651	12,764,247
BT Group PLC	6,305,360	20,867,247
Bunzl PLC	267,103	3,367,779
Burberry Group PLC	351,041	7,616,498
Cairn Energy PLC (a)	1,143,106	8,296,114
Capita Group PLC	500,007	6,053,501
Capital Shopping Centr Group PLC	451,445	3,034,282
Carnival PLC	145,075	5,844,148
Centrica PLC	4,240,233	22,187,384
Cobham PLC	897,469	3,345,277
Compass Group PLC	1,536,309	14,935,465
Diageo PLC	2,056,258	43,825,545
Essar Energy PLC	269,871	2,023,851

	Shares	Value
Eurasian Natural Resources Corp. PLC	211,220	$ 2,937,659
Fresnillo PLC	149,465	3,584,675
G4S PLC (United Kingdom)	1,195,348	5,621,617
GlaxoSmithKline PLC	4,269,170	92,813,386
Hammerson PLC	579,267	4,568,989
Home Retail Group PLC	655,874	2,319,592
HSBC Holdings PLC (United Kingdom)	14,689,312	153,525,527
ICAP PLC	436,777	3,479,581
Imperial Tobacco Group PLC	835,204	29,895,386
Inmarsat PLC	370,343	3,673,450
InterContinental Hotel Group PLC	224,614	4,791,899
International Power PLC	1,217,457	6,386,470
Intertek Group PLC	128,446	4,322,937
Invensys PLC	627,483	3,197,688
Investec PLC	397,458	3,301,683
ITV PLC (a)	2,968,383	3,469,259
J Sainsbury PLC	978,659	5,563,625
Johnson Matthey PLC	175,207	6,107,101
Kazakhmys PLC	172,363	3,725,565
Kingfisher PLC	1,937,432	9,149,816
Land Securities Group PLC	627,483	8,587,722
Legal & General Group PLC	4,852,777	9,347,596
Lloyds Banking Group PLC (a)	33,679,440	28,858,816
London Stock Exchange Group PLC	116,551	1,879,820
Lonmin PLC	128,692	3,387,071
Man Group PLC	1,564,880	6,612,990
Marks & Spencer Group PLC	1,285,318	8,433,878
National Grid PLC	2,931,406	30,263,717
Next PLC	145,598	5,436,683
Old Mutual PLC	4,386,161	9,466,100
Pearson PLC	653,785	12,300,609
Prudential PLC	2,087,225	25,394,364
Reckitt Benckiser Group PLC	510,953	28,887,715
Reed Elsevier PLC	984,469	8,922,907
Rexam PLC	713,235	4,692,944
Rio Tinto PLC	1,193,675	83,175,501
Rolls-Royce Group PLC	1,531,773	16,025,228
Rolls-Royce Group PLC (C Shares)	144,427,104	237,575
Royal & Sun Alliance Insurance Group PLC	2,838,996	6,421,259
Royal Bank of Scotland Group PLC (a)	14,445,275	10,162,133
Royal Dutch Shell PLC:
Class A (United Kingdom)	3,003,488	108,297,680
Class B	2,181,522	78,739,594
SABMiller PLC	775,122	28,681,956
Sage Group PLC	1,082,292	5,166,478
Schroders PLC	96,216	2,592,471
Scottish & Southern Energy PLC	758,008	17,182,079
Segro PLC	577,996	3,087,165
Serco Group PLC	406,986	3,862,851
Severn Trent PLC	195,017	4,856,809
Smith & Nephew PLC	716,224	7,971,429
Smiths Group PLC	315,800	6,420,714
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Standard Chartered PLC (United Kingdom)	1,941,633	$ 51,996,516
Standard Life PLC	1,904,295	6,575,055
Tesco PLC	6,603,319	45,517,754
The Weir Group PLC	171,424	5,625,579
TUI Travel PLC	443,104	1,712,877
Tullow Oil PLC	736,659	16,322,505
Unilever PLC	1,060,724	34,432,513
United Utilities Group PLC	573,665	5,869,505
Vedanta Resources PLC	105,063	3,719,159
Vodafone Group PLC	42,905,971	119,300,389
Whitbread PLC	148,260	3,977,688
Wm Morrison Supermarkets PLC	1,838,861	9,183,397
Wolseley PLC	237,018	8,023,787
Xstrata PLC	1,705,586	39,993,881
TOTAL UNITED KINGDOM		2,016,816,493
United States of America - 0.1%
Synthes, Inc.	54,040	9,409,005
TOTAL COMMON STOCKS (Cost $9,300,153,004)		9,577,359,609
Nonconvertible Preferred Stocks - 0.7%

France - 0.2%
Air Liquide SA (a)	140,354	19,492,042
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	40,202	2,401,170
Henkel AG & Co. KGaA (d)	147,067	10,401,533
Porsche Automobil Holding SE (Germany)	127,547	8,866,810
ProSiebenSat.1 Media AG	60,733	1,572,341
RWE AG (non-vtg.)	34,094	1,871,297
Volkswagen AG	120,410	21,377,059
TOTAL GERMANY		46,490,210
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	4,866,305	5,956,827
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $52,836,961)		71,939,079
Government Obligations - 0.3%
Principal Amount
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.17% 6/16/11 to 12/15/11 (e) (Cost $27,989,498)	$ 28,000,000	27,991,694
Money Market Funds - 4.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	245,229,847	$ 245,229,847
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	157,407,446	157,407,446
TOTAL MONEY MARKET FUNDS (Cost $402,637,293)		402,637,293
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $9,783,616,756)	10,079,927,675
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(192,647,174)
NET ASSETS - 100%	$ 9,887,280,501
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
120 CAC 40 10 Euro Contracts (France)	June 2011	$ 6,888,496	$ 75,532
70 CME Nikkei 225 Index Contracts (Japan)	June 2011	4,179,906	(64,847)
33 DAX 100 Index Contracts (Germany)	June 2011	8,659,823	436,890
1,365 Euro Stoxx 50 Index Contracts (Germany)	June 2011	56,106,495	2,601,119
678 FTSE 100 Index Contracts (United Kingdom)	June 2011	66,531,796	2,968,442
21 FTSE MIB Index Contracts (Italy)	June 2011	3,187,289	35,618
59 Hang Seng 100 Index Contracts (Hong Kong)	June 2011	8,930,187	365,081
13 IBEX 35 Index Contracts (Spain)	June 2011	1,960,178	11,006
75 MSCI Index Contracts (Singapore)	June 2011	4,480,298	67,675
508 OMX Stockholm 30 Index Contracts (Sweden)	June 2011	9,497,173	(87,419)
194 SFE SPI 200 Index Contracts (Australia)	June 2011	24,391,756	604,713
477 TOPIX Index Contracts (Japan)	June 2011	49,007,852	(1,780,190)
TOTAL EQUITY INDEX CONTRACTS		$ 243,821,249	$ 5,233,620

The face value of futures purchased as a percentage of net assets is 2.5%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
23,000,000 AUD	June 2011	$ 24,524,833	$ 1,231,171
53,600,000 EUR	June 2011	77,100,038	1,885,764
41,200,000 GBP	June 2011	67,764,091	1,227,289
4,390,000,000 JPY	June 2011	53,856,169	706,642
59,700,000 SEK	June 2011	9,667,042	287,257
		$ 232,912,173	$ 5,338,123

(Payable Amount $227,574,050)

The value of contracts to buy as a percentage of net assets - 2.4%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,493,059.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,898
Fidelity Securities Lending Cash Central Fund	1,266,939
Total	$ 1,330,837
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 2,016,816,493	$ 867,762,541	$ 1,149,053,952	$ -
Japan	1,880,464,023	-	1,880,464,023	-
France	946,914,060	712,870,446	234,043,614	-
Germany	834,351,077	637,958,164	196,392,913	-
Switzerland	834,082,138	534,873,765	299,208,373	-
Australia	830,931,453	697,325,948	133,605,505	-
Spain	345,531,355	139,444,714	206,086,641	-
Sweden	308,727,264	271,827,446	36,899,818	-
Netherlands	268,227,679	133,370,567	134,857,112	-
Austria	31,807,887	31,807,880	2	5
Ireland	25,329,878	7,139,165	18,190,708	5
Malta	83	-	-	83
Other	1,326,115,298	1,014,808,338	311,306,960	-
Government Obligations	27,991,694	-	27,991,694	-
Money Market Funds	402,637,293	402,637,293	-	-
Total Investments in Securities:	$ 10,079,927,675	$ 5,451,826,267	$ 4,628,101,315	$ 93
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 5,338,123	$ -	$ 5,338,123	$ -
Futures Contracts	7,166,076	7,166,076	-	-
Total Assets	$ 12,504,199	$ 7,166,076	$ 5,338,123	$ -
Liabilities
Futures Contracts	$ (1,932,456)	$ (1,932,456)	$ -	$ -
Total Derivative Instruments:	$ 10,571,743	$ 5,233,620	$ 5,338,123	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 101
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 93
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 4

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $9,806,046,037. Net unrealized appreciation aggregated $273,881,638, of which $1,852,792,964 related to appreciated investment securities and $1,578,911,326 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

May 31, 2011

1.816023.106

UEI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.3%
Johnson Controls, Inc.	2,414,726	$ 95,623
The Goodyear Tire & Rubber Co. (a)	866,198	15,358
		110,981
Automobiles - 0.5%
Ford Motor Co. (a)	13,485,261	201,200
Harley-Davidson, Inc.	839,630	31,201
		232,401
Distributors - 0.1%
Genuine Parts Co.	562,052	30,800
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	438,866	18,042
DeVry, Inc.	219,689	11,830
H&R Block, Inc.	1,088,213	17,629
		47,501
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. unit	1,538,520	59,710
Chipotle Mexican Grill, Inc. (a)(d)	110,647	31,985
Darden Restaurants, Inc. (d)	492,291	24,935
International Game Technology (d)	1,065,216	18,364
Marriott International, Inc. Class A	1,036,239	39,180
McDonald's Corp.	3,719,335	303,275
Starbucks Corp.	2,659,475	97,842
Starwood Hotels & Resorts Worldwide, Inc. (d)	685,069	41,776
Wyndham Worldwide Corp.	617,674	21,501
Wynn Resorts Ltd. (d)	271,003	39,707
Yum! Brands, Inc.	1,666,432	92,187
		770,462
Household Durables - 0.4%
D.R. Horton, Inc. (d)	1,001,795	12,202
Fortune Brands, Inc.	546,943	35,404
Harman International Industries, Inc.	248,368	11,914
Leggett & Platt, Inc.	521,936	13,482
Lennar Corp. Class A (d)	572,868	10,873
Newell Rubbermaid, Inc.	1,035,973	18,451
PulteGroup, Inc. (a)(d)	1,198,422	10,115
Stanley Black & Decker, Inc.	596,089	44,039
Whirlpool Corp.	271,107	22,719
		179,199
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	1,270,175	$ 249,831
Expedia, Inc.	713,227	19,977
Netflix, Inc. (a)(d)	156,500	42,380
Priceline.com, Inc. (a)	175,225	90,274
		402,462
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	488,543	22,346
Mattel, Inc.	1,243,059	32,811
		55,157
Media - 3.3%
Cablevision Systems Corp. - NY Group Class A	829,098	29,450
CBS Corp. Class B	2,397,093	66,999
Comcast Corp. Class A	9,898,153	249,829
DIRECTV (a)	2,828,864	142,179
Discovery Communications, Inc. (a)(d)	1,003,758	43,724
Gannett Co., Inc.	854,475	12,185
Interpublic Group of Companies, Inc.	1,743,982	20,806
McGraw-Hill Companies, Inc.	1,093,296	46,432
News Corp. Class A	8,141,454	149,314
Omnicom Group, Inc.	1,012,578	47,358
Scripps Networks Interactive, Inc. Class A	322,938	16,286
The Walt Disney Co.	6,770,134	281,841
Time Warner Cable, Inc.	1,224,160	94,530
Time Warner, Inc.	3,895,919	141,928
Viacom, Inc. Class B (non-vtg.)	2,128,174	107,281
Washington Post Co. Class B (d)	18,893	7,757
		1,457,899
Multiline Retail - 0.7%
Big Lots, Inc. (a)(d)	269,039	8,989
Family Dollar Stores, Inc.	450,561	25,114
JCPenney Co., Inc.	843,830	29,897
Kohl's Corp.	1,042,352	55,495
Macy's, Inc.	1,509,051	43,581
Nordstrom, Inc.	598,419	28,024
Sears Holdings Corp. (a)(d)	155,290	11,026
Target Corp.	2,524,293	125,028
		327,154
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A	311,030	23,567
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)(d)	228,521	$ 8,021
AutoZone, Inc. (a)	95,230	27,998
Bed Bath & Beyond, Inc. (a)	908,113	48,938
Best Buy Co., Inc. (d)	1,166,400	37,045
CarMax, Inc. (a)(d)	804,089	23,849
GameStop Corp. Class A (a)(d)	501,584	14,034
Gap, Inc. (d)	1,474,842	28,612
Home Depot, Inc.	5,842,361	211,961
Limited Brands, Inc.	942,911	37,679
Lowe's Companies, Inc.	4,919,685	118,761
O'Reilly Automotive, Inc. (a)(d)	503,117	30,242
RadioShack Corp. (d)	377,101	5,943
Ross Stores, Inc.	424,535	34,795
Staples, Inc.	2,564,882	43,141
Tiffany & Co., Inc.	450,613	34,093
TJX Companies, Inc.	1,411,025	74,813
Urban Outfitters, Inc. (a)(d)	456,154	13,894
		817,386
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	1,054,428	67,125
NIKE, Inc. Class B	1,364,659	115,245
Polo Ralph Lauren Corp. Class A	233,174	29,559
VF Corp.	308,599	30,758
		242,687
TOTAL CONSUMER DISCRETIONARY		4,674,089
CONSUMER STAPLES - 10.7%
Beverages - 2.4%
Brown-Forman Corp. Class B (non-vtg.)	367,483	26,635
Coca-Cola Enterprises, Inc.	1,177,045	34,005
Constellation Brands, Inc. Class A (sub. vtg.) (a)	627,223	13,774
Dr Pepper Snapple Group, Inc.	798,465	32,897
Molson Coors Brewing Co. Class B (d)	566,193	26,413
PepsiCo, Inc.	5,655,843	402,244
The Coca-Cola Co.	8,179,182	546,451
		1,082,419
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	1,556,200	128,355
CVS Caremark Corp.	4,877,505	188,711
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co.	2,267,123	$ 56,270
Safeway, Inc. (d)	1,312,608	32,421
SUPERVALU, Inc.	756,399	7,761
Sysco Corp.	2,077,353	66,912
Wal-Mart Stores, Inc.	6,984,133	385,664
Walgreen Co.	3,288,389	143,472
Whole Foods Market, Inc. (d)	525,939	32,166
		1,041,732
Food Products - 1.8%
Archer Daniels Midland Co.	2,271,962	73,634
Campbell Soup Co. (d)	650,716	22,612
ConAgra Foods, Inc.	1,457,685	37,069
Dean Foods Co. (a)	652,840	9,061
General Mills, Inc.	2,266,651	90,145
H.J. Heinz Co.	1,147,282	63,009
Hershey Co.	551,022	30,708
Hormel Foods Corp.	493,566	14,476
Kellogg Co.	898,077	51,181
Kraft Foods, Inc. Class A	6,234,879	218,034
McCormick & Co., Inc. (non-vtg.)	474,007	23,790
Mead Johnson Nutrition Co. Class A	729,345	49,442
Sara Lee Corp.	2,085,870	40,779
The J.M. Smucker Co.	424,427	33,649
Tyson Foods, Inc. Class A	1,063,161	20,221
		777,810
Household Products - 2.2%
Clorox Co.	490,571	34,575
Colgate-Palmolive Co.	1,760,637	154,109
Kimberly-Clark Corp.	1,441,592	98,461
Procter & Gamble Co.	9,984,722	668,976
		956,121
Personal Products - 0.2%
Avon Products, Inc.	1,532,137	45,520
Estee Lauder Companies, Inc. Class A	408,214	41,846
		87,366
Tobacco - 1.8%
Altria Group, Inc.	7,457,888	209,268
Lorillard, Inc.	518,889	59,818
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,406,730	$ 459,683
Reynolds American, Inc.	1,205,573	47,958
		776,727
TOTAL CONSUMER STAPLES		4,722,175
ENERGY - 12.5%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	1,548,127	114,453
Cameron International Corp. (a)	872,566	41,586
Diamond Offshore Drilling, Inc. (d)	247,816	18,257
FMC Technologies, Inc. (a)(d)	856,606	38,230
Halliburton Co.	3,256,093	163,293
Helmerich & Payne, Inc.	379,080	23,761
Nabors Industries Ltd. (a)	1,020,104	28,451
National Oilwell Varco, Inc.	1,501,108	108,950
Noble Corp.	899,371	37,657
Rowan Companies, Inc. (a)	450,353	17,856
Schlumberger Ltd.	4,851,912	415,906
		1,008,400
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	1,769,148	140,683
Apache Corp.	1,364,500	170,017
Cabot Oil & Gas Corp.	371,743	21,840
Chesapeake Energy Corp.	2,344,445	73,475
Chevron Corp.	7,156,511	750,790
ConocoPhillips	5,096,663	373,178
CONSOL Energy, Inc.	806,529	41,351
Denbury Resources, Inc. (a)	1,429,626	31,395
Devon Energy Corp.	1,522,244	127,975
El Paso Corp.	2,728,910	57,444
EOG Resources, Inc. (d)	954,964	104,225
EQT Corp.	531,791	28,812
Exxon Mobil Corp.	17,677,278	1,475,517
Hess Corp.	1,071,402	84,673
Marathon Oil Corp.	2,532,134	137,166
Massey Energy Co.	368,814	24,342
Murphy Oil Corp.	687,520	47,363
Newfield Exploration Co. (a)	478,905	35,722
Noble Energy, Inc.	626,533	58,393
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	2,897,787	$ 312,526
Peabody Energy Corp.	964,539	59,184
Pioneer Natural Resources Co. (d)	415,146	38,119
QEP Resources, Inc.	628,519	27,341
Range Resources Corp. (d)	572,145	31,994
Southwestern Energy Co. (a)(d)	1,239,732	54,263
Spectra Energy Corp.	2,312,327	63,797
Sunoco, Inc.	430,014	17,411
Tesoro Corp. (a)(d)	510,411	12,454
Valero Energy Corp.	2,028,368	55,780
Williams Companies, Inc.	2,089,819	65,599
		4,522,829
TOTAL ENERGY		5,531,229
FINANCIALS - 15.1%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	878,798	53,809
Bank of New York Mellon Corp.	4,427,086	124,445
BlackRock, Inc. Class A	340,798	70,054
Charles Schwab Corp.	3,560,536	64,125
E*TRADE Financial Corp. (a)	897,414	14,188
Federated Investors, Inc. Class B (non-vtg.) (d)	330,121	8,461
Franklin Resources, Inc.	516,895	66,979
Goldman Sachs Group, Inc.	1,855,591	261,137
Invesco Ltd.	1,641,256	40,490
Janus Capital Group, Inc.	663,383	6,853
Legg Mason, Inc.	542,718	18,366
Morgan Stanley	5,510,129	133,125
Northern Trust Corp.	863,082	42,110
State Street Corp.	1,790,293	81,942
T. Rowe Price Group, Inc. (d)	923,312	58,446
		1,044,530
Commercial Banks - 2.6%
BB&T Corp. (d)	2,476,247	68,196
Comerica, Inc.	630,163	22,755
Fifth Third Bancorp	3,271,789	42,730
First Horizon National Corp.	938,879	9,868
Huntington Bancshares, Inc.	3,077,778	20,313
KeyCorp	3,390,588	28,718
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp. (d)	445,361	$ 39,325
Marshall & Ilsley Corp.	1,889,852	15,119
PNC Financial Services Group, Inc.	1,873,418	116,939
Regions Financial Corp.	4,483,856	31,656
SunTrust Banks, Inc.	1,909,911	53,726
U.S. Bancorp, Delaware	6,851,687	175,403
Wells Fargo & Co.	18,780,562	532,805
Zions Bancorporation (d)	652,445	15,548
		1,173,101
Consumer Finance - 0.8%
American Express Co.	3,729,303	192,432
Capital One Financial Corp.	1,630,425	88,597
Discover Financial Services	1,943,787	46,340
SLM Corp.	1,878,408	32,008
		359,377
Diversified Financial Services - 3.8%
Bank of America Corp.	36,081,640	423,959
Citigroup, Inc.	10,358,391	426,248
CME Group, Inc.	238,906	68,270
IntercontinentalExchange, Inc. (a)	261,615	31,564
JPMorgan Chase & Co.	14,201,102	614,056
Leucadia National Corp.	705,532	25,018
Moody's Corp.	711,490	28,396
NYSE Euronext	931,173	33,904
The NASDAQ Stock Market, Inc. (a)(d)	533,881	13,625
		1,665,040
Insurance - 3.7%
ACE Ltd.	1,196,196	82,322
AFLAC, Inc.	1,676,280	80,109
Allstate Corp.	1,888,616	59,265
American International Group, Inc. (a)(d)	1,554,207	44,295
Aon Corp.	1,187,449	61,925
Assurant, Inc.	356,260	13,178
Berkshire Hathaway, Inc. Class B (a)	6,170,760	487,922
Cincinnati Financial Corp. (d)	581,102	17,677
Genworth Financial, Inc. Class A (a)	1,746,432	19,403
Hartford Financial Services Group, Inc.	1,585,462	42,253
Lincoln National Corp.	1,125,809	33,042
Loews Corp.	1,120,882	47,099
Marsh & McLennan Companies, Inc.	1,939,665	59,490
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	3,761,599	$ 165,887
Principal Financial Group, Inc. (d)	1,143,698	35,763
Progressive Corp.	2,353,014	50,943
Prudential Financial, Inc.	1,732,579	110,504
The Chubb Corp.	1,052,438	69,029
The Travelers Companies, Inc.	1,536,688	95,398
Torchmark Corp.	277,788	18,417
Unum Group	1,104,001	29,046
XL Group PLC Class A	1,108,737	26,233
		1,649,200
Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co. Class A	421,123	11,257
AvalonBay Communities, Inc. (d)	306,893	40,838
Boston Properties, Inc. (d)	508,438	55,089
Equity Residential (SBI)	1,048,033	64,800
HCP, Inc.	1,429,597	54,239
Health Care REIT, Inc. (d)	627,901	33,398
Host Hotels & Resorts, Inc. (d)	2,425,703	42,644
Kimco Realty Corp. (d)	1,448,916	28,268
Plum Creek Timber Co., Inc. (d)	576,979	23,379
ProLogis Trust	2,033,603	33,676
Public Storage	498,235	58,961
Simon Property Group, Inc.	1,058,680	124,988
Ventas, Inc.	582,718	32,865
Vornado Realty Trust	582,727	57,329
Weyerhaeuser Co.	1,915,051	41,250
		702,981
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	1,038,201	27,440
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,877,742	17,144
People's United Financial, Inc. (d)	1,290,517	17,228
		34,372
TOTAL FINANCIALS		6,656,041
HEALTH CARE - 11.5%
Biotechnology - 1.2%
Amgen, Inc. (a)	3,324,170	201,245
Biogen Idec, Inc. (a)	858,844	81,358
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	1,657,351	$ 100,949
Cephalon, Inc. (a)(d)	269,974	21,514
Gilead Sciences, Inc. (a)	2,835,098	118,337
		523,403
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	2,065,641	122,947
Becton, Dickinson & Co.	788,271	69,013
Boston Scientific Corp. (a)	5,430,768	38,993
C. R. Bard, Inc. (d)	303,171	33,888
CareFusion Corp. (a)	795,261	23,047
Covidien PLC	1,760,555	96,831
DENTSPLY International, Inc.	506,739	19,884
Edwards Lifesciences Corp. (a)	409,439	36,330
Intuitive Surgical, Inc. (a)	138,560	48,357
Medtronic, Inc.	3,812,308	155,161
St. Jude Medical, Inc.	1,160,477	58,801
Stryker Corp.	1,199,514	74,850
Varian Medical Systems, Inc. (a)(d)	427,966	28,905
Zimmer Holdings, Inc. (a)(d)	684,918	46,410
		853,417
Health Care Providers & Services - 2.2%
Aetna, Inc.	1,370,737	59,874
AmerisourceBergen Corp.	977,139	40,278
Cardinal Health, Inc.	1,246,850	56,632
CIGNA Corp.	966,942	48,241
Coventry Health Care, Inc. (a)	533,943	18,784
DaVita, Inc. (a)	342,236	28,765
Express Scripts, Inc. (a)	1,883,320	112,171
Humana, Inc.	600,858	48,387
Laboratory Corp. of America Holdings (a)(d)	356,496	35,945
McKesson Corp.	906,429	77,599
Medco Health Solutions, Inc. (a)	1,441,880	86,311
Patterson Companies, Inc. (d)	341,344	11,805
Quest Diagnostics, Inc. (d)	555,373	32,445
Tenet Healthcare Corp. (a)(d)	1,732,377	11,053
UnitedHealth Group, Inc.	3,899,000	190,856
WellPoint, Inc.	1,338,689	104,645
		963,791
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	255,633	30,702
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc. (a)	1,230,349	$ 61,358
Life Technologies Corp. (a)	641,699	33,349
PerkinElmer, Inc.	404,187	11,192
Thermo Fisher Scientific, Inc. (a)	1,392,498	91,139
Waters Corp. (a)	325,569	32,088
		229,126
Pharmaceuticals - 5.6%
Abbott Laboratories	5,517,095	288,268
Allergan, Inc.	1,089,729	90,153
Bristol-Myers Squibb Co.	6,069,134	174,548
Eli Lilly & Co. (d)	3,631,816	139,752
Forest Laboratories, Inc. (a)	1,019,904	36,737
Hospira, Inc. (a)(d)	594,085	32,847
Johnson & Johnson	9,750,973	656,143
Merck & Co., Inc.	10,991,112	403,923
Mylan, Inc. (a)	1,558,088	36,685
Pfizer, Inc.	28,502,763	611,384
Watson Pharmaceuticals, Inc. (a)	448,564	28,865
		2,499,305
TOTAL HEALTH CARE		5,099,744
INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	1,328,685	98,615
Goodrich Corp.	447,778	39,087
Honeywell International, Inc.	2,795,378	166,465
ITT Corp.	654,886	37,735
L-3 Communications Holdings, Inc.	378,343	30,892
Lockheed Martin Corp.	1,022,728	79,671
Northrop Grumman Corp.	1,038,525	67,805
Precision Castparts Corp.	511,398	80,341
Raytheon Co.	1,282,302	64,602
Rockwell Collins, Inc.	552,870	33,797
Textron, Inc.	984,028	22,515
The Boeing Co.	2,624,878	204,819
United Technologies Corp.	3,281,405	288,009
		1,214,353
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	591,993	47,490
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
Expeditors International of Washington, Inc.	756,484	$ 39,957
FedEx Corp.	1,123,042	105,162
United Parcel Service, Inc. Class B	3,519,060	258,616
		451,225
Airlines - 0.1%
Southwest Airlines Co.	2,820,083	33,362
Building Products - 0.0%
Masco Corp. (d)	1,276,671	18,193
Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	381,003	16,132
Cintas Corp. (d)	450,661	14,804
Iron Mountain, Inc. (d)	713,692	24,273
Pitney Bowes, Inc. (d)	726,494	17,356
R.R. Donnelley & Sons Co. (d)	736,283	15,712
Republic Services, Inc.	1,095,325	34,525
Stericycle, Inc. (a)(d)	304,430	27,122
Waste Management, Inc.	1,695,107	65,906
		215,830
Construction & Engineering - 0.2%
Fluor Corp.	629,404	43,385
Jacobs Engineering Group, Inc. (a)(d)	450,554	20,753
Quanta Services, Inc. (a)(d)	768,288	15,174
		79,312
Electrical Equipment - 0.5%
Emerson Electric Co.	2,688,409	146,653
Rockwell Automation, Inc. (d)	507,463	42,175
Roper Industries, Inc.	339,869	28,369
		217,197
Industrial Conglomerates - 2.4%
3M Co.	2,537,574	239,496
General Electric Co.	37,854,647	743,465
Tyco International Ltd.	1,688,916	83,348
		1,066,309
Machinery - 2.3%
Caterpillar, Inc.	2,277,387	240,948
Cummins, Inc.	705,320	74,228
Danaher Corp.	1,926,967	105,078
Deere & Co.	1,500,998	129,206
Dover Corp.	665,028	44,710
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Eaton Corp.	1,213,518	$ 62,702
Flowserve Corp. (d)	198,672	24,085
Illinois Tool Works, Inc.	1,776,855	101,849
Ingersoll-Rand Co. Ltd.	1,174,938	58,629
Joy Global, Inc.	373,561	33,490
PACCAR, Inc.	1,302,397	65,120
Pall Corp.	411,656	23,094
Parker Hannifin Corp.	577,106	51,276
Snap-On, Inc.	207,783	12,533
		1,026,948
Professional Services - 0.1%
Dun & Bradstreet Corp.	177,207	14,214
Equifax, Inc.	437,562	16,535
Robert Half International, Inc.	521,564	14,380
		45,129
Road & Rail - 0.9%
CSX Corp.	1,320,371	104,705
Norfolk Southern Corp.	1,269,517	93,068
Ryder System, Inc. (d)	182,623	10,044
Union Pacific Corp.	1,750,404	183,740
		391,557
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,051,182	34,878
W.W. Grainger, Inc.	207,959	31,416
		66,294
TOTAL INDUSTRIALS		4,825,709
INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 2.1%
Cisco Systems, Inc.	19,707,164	331,080
F5 Networks, Inc. (a)(d)	287,861	32,695
Harris Corp.	456,079	22,549
JDS Uniphase Corp. (a)(d)	799,369	16,139
Juniper Networks, Inc. (a)(d)	1,906,983	69,815
Motorola Mobility Holdings, Inc.	1,049,011	26,372
Motorola Solutions, Inc.	1,200,361	57,461
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	5,859,914	$ 343,332
Tellabs, Inc. (d)	1,292,759	5,908
		905,351
Computers & Peripherals - 4.3%
Apple, Inc. (a)	3,284,330	1,142,389
Dell, Inc. (a)	5,986,853	96,269
EMC Corp. (a)	7,374,481	209,951
Hewlett-Packard Co.	7,752,201	289,777
Lexmark International, Inc. Class A (a)(d)	280,234	8,345
NetApp, Inc. (a)	1,311,454	71,828
SanDisk Corp. (a)	843,828	40,099
Western Digital Corp. (a)	825,886	30,269
		1,888,927
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	627,197	33,906
Corning, Inc.	5,581,705	112,471
FLIR Systems, Inc. (d)	568,642	20,556
Jabil Circuit, Inc.	698,998	15,084
Molex, Inc. (d)	492,453	13,478
		195,495
Internet Software & Services - 1.7%
Akamai Technologies, Inc. (a)	667,182	22,641
eBay, Inc. (a)	4,073,219	126,962
Google, Inc. Class A (a)	894,049	472,970
Monster Worldwide, Inc. (a)(d)	464,171	7,158
VeriSign, Inc. (d)	618,339	21,654
Yahoo!, Inc. (a)	4,668,019	77,256
		728,641
IT Services - 3.1%
Automatic Data Processing, Inc.	1,769,730	97,530
Cognizant Technology Solutions Corp. Class A (a)	1,084,519	82,467
Computer Sciences Corp.	552,891	22,055
Fidelity National Information Services, Inc.	949,144	30,543
Fiserv, Inc. (a)	520,756	33,599
International Business Machines Corp.	4,347,614	734,442
MasterCard, Inc. Class A	344,522	98,895
Paychex, Inc.	1,147,577	37,067
SAIC, Inc. (a)(d)	1,047,134	18,388
Teradata Corp. (a)	599,626	33,453
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	2,305,744	$ 47,406
Total System Services, Inc. (d)	579,179	10,773
Visa, Inc. Class A	1,727,685	140,046
		1,386,664
Office Electronics - 0.1%
Xerox Corp.	4,988,969	50,937
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(d)	2,051,974	17,811
Altera Corp.	1,140,650	54,854
Analog Devices, Inc.	1,068,103	43,974
Applied Materials, Inc.	4,703,664	64,816
Broadcom Corp. Class A	1,695,384	61,000
First Solar, Inc. (a)(d)	192,915	23,970
Intel Corp.	19,564,600	440,399
KLA-Tencor Corp.	596,138	25,694
Linear Technology Corp.	808,737	27,974
LSI Corp. (a)	2,196,146	16,449
MEMC Electronic Materials, Inc. (a)(d)	821,039	8,637
Microchip Technology, Inc. (d)	671,725	26,553
Micron Technology, Inc. (a)(d)	3,057,559	31,187
National Semiconductor Corp.	859,657	21,087
Novellus Systems, Inc. (a)(d)	321,485	11,660
NVIDIA Corp. (a)(d)	2,071,252	41,508
Teradyne, Inc. (a)(d)	660,747	10,579
Texas Instruments, Inc.	4,178,335	147,495
Xilinx, Inc. (d)	930,671	33,206
		1,108,853
Software - 3.6%
Adobe Systems, Inc. (a)	1,804,278	62,482
Autodesk, Inc. (a)	816,023	35,073
BMC Software, Inc. (a)	636,774	35,551
CA, Inc.	1,363,744	31,912
Citrix Systems, Inc. (a)	668,856	58,605
Compuware Corp. (a)	779,858	7,947
Electronic Arts, Inc. (a)	1,191,827	29,092
Intuit, Inc. (a)	970,821	52,395
Microsoft Corp.	26,359,783	659,258
Oracle Corp.	13,869,048	474,599
Red Hat, Inc. (a)	687,900	29,992
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	421,593	$ 64,192
Symantec Corp. (a)	2,720,961	53,195
		1,594,293
TOTAL INFORMATION TECHNOLOGY		7,859,161
MATERIALS - 3.6%
Chemicals - 2.1%
Air Products & Chemicals, Inc.	766,183	72,856
Airgas, Inc.	253,191	17,490
CF Industries Holdings, Inc.	254,174	39,087
Dow Chemical Co.	4,163,611	150,431
E.I. du Pont de Nemours & Co.	3,285,604	175,123
Eastman Chemical Co.	252,214	26,697
Ecolab, Inc.	829,442	45,520
FMC Corp.	254,842	21,496
International Flavors & Fragrances, Inc.	286,105	18,328
Monsanto Co.	1,913,326	135,923
PPG Industries, Inc.	572,494	50,780
Praxair, Inc.	1,081,288	114,444
Sherwin-Williams Co.	317,319	27,873
Sigma Aldrich Corp.	434,695	30,555
		926,603
Construction Materials - 0.0%
Vulcan Materials Co.	460,087	18,629
Containers & Packaging - 0.2%
Ball Corp.	603,183	23,832
Bemis Co., Inc.	381,598	12,639
Owens-Illinois, Inc. (a)	583,636	18,746
Sealed Air Corp.	567,915	14,584
		69,801
Metals & Mining - 1.1%
AK Steel Holding Corp. (d)	393,043	6,014
Alcoa, Inc.	3,788,462	63,684
Allegheny Technologies, Inc.	377,388	25,285
Cliffs Natural Resources, Inc.	482,923	43,801
Freeport-McMoRan Copper & Gold, Inc.	3,374,242	174,246
Newmont Mining Corp.	1,758,486	99,478
Nucor Corp.	1,126,183	47,683
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	321,159	$ 6,015
United States Steel Corp. (d)	512,497	23,631
		489,837
Paper & Forest Products - 0.2%
International Paper Co.	1,567,665	48,943
MeadWestvaco Corp.	600,230	20,420
		69,363
TOTAL MATERIALS		1,574,233
TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	21,074,117	665,099
CenturyLink, Inc.	2,123,286	91,705
Frontier Communications Corp.	3,542,791	31,354
Verizon Communications, Inc.	10,082,018	372,329
Windstream Corp. (d)	1,797,814	24,181
		1,184,668
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	1,417,474	78,641
MetroPCS Communications, Inc. (a)(d)	940,800	16,840
Sprint Nextel Corp. (a)(d)	10,660,402	62,363
		157,844
TOTAL TELECOMMUNICATION SERVICES		1,342,512
UTILITIES - 3.3%
Electric Utilities - 1.7%
American Electric Power Co., Inc.	1,714,066	65,477
Duke Energy Corp.	4,738,379	88,845
Edison International	1,161,494	45,716
Entergy Corp.	638,267	43,498
Exelon Corp.	2,359,536	98,747
FirstEnergy Corp.	1,490,908	66,524
NextEra Energy, Inc.	1,500,683	86,965
Northeast Utilities	629,217	22,174
Pepco Holdings, Inc.	802,402	16,024
Pinnacle West Capital Corp.	387,798	17,552
PPL Corp.	2,012,043	56,719
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	1,046,471	$ 49,833
Southern Co.	3,014,604	120,825
		778,899
Gas Utilities - 0.1%
Nicor, Inc.	162,374	8,924
ONEOK, Inc. (d)	381,527	27,123
		36,047
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	2,360,459	30,592
Constellation Energy Group, Inc.	712,460	26,489
NRG Energy, Inc. (a)(d)	882,432	21,849
		78,930
Multi-Utilities - 1.3%
Ameren Corp.	857,536	25,477
CenterPoint Energy, Inc.	1,514,582	29,277
CMS Energy Corp. (d)	898,842	17,923
Consolidated Edison, Inc.	1,040,862	55,228
Dominion Resources, Inc.	2,070,717	98,815
DTE Energy Co.	604,054	31,181
Integrys Energy Group, Inc.	278,090	14,555
NiSource, Inc. (d)	995,661	20,212
PG&E Corp.	1,412,651	61,281
Public Service Enterprise Group, Inc.	1,804,026	60,435
SCANA Corp.	405,721	16,501
Sempra Energy	857,388	47,302
TECO Energy, Inc.	766,060	14,708
Wisconsin Energy Corp.	833,307	26,058
Xcel Energy, Inc.	1,720,771	42,572
		561,525
TOTAL UTILITIES		1,455,401
TOTAL COMMON STOCKS (Cost $30,749,744)		43,740,294
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.23% 6/30/11 to 8/4/11 (e) (Cost $35,692)	$ 35,700	$ 35,699
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.14% (b)	310,148,095	310,148
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,186,092,257	1,186,092
TOTAL MONEY MARKET FUNDS (Cost $1,496,240)		1,496,240
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $32,281,676)		45,272,233
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(1,098,710)
NET ASSETS - 100%		$ 44,173,523
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
360 CME E-mini S&P 500 Index Contracts	June 2011	$ 24,190	$ 835
1,225 CME S&P 500 Index Contracts	June 2011	411,569	15,252
TOTAL EQUITY INDEX CONTRACTS		$ 435,759	$ 16,087

The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $31,099,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 128
Fidelity Securities Lending Cash Central Fund	1,419
Total	$ 1,547
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,674,089	$ 4,674,089	$ -	$ -
Consumer Staples	4,722,175	4,722,175	-	-
Energy	5,531,229	5,531,229	-	-
Financials	6,656,041	6,656,041	-	-
Health Care	5,099,744	5,099,744	-	-
Industrials	4,825,709	4,825,709	-	-
Information Technology	7,859,161	7,859,161	-	-
Materials	1,574,233	1,574,233	-	-
Telecommunication Services	1,342,512	1,342,512	-	-
Utilities	1,455,401	1,455,401	-	-
U.S. Government and Government Agency Obligations	35,699	-	35,699	-
Money Market Funds	1,496,240	1,496,240	-	-
Total Investments in Securities:	$ 45,272,233	$ 45,236,534	$ 35,699	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,087	$ 16,087	$ -	$ -
Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $32,463,846,000. Net unrealized appreciation aggregated $12,808,387,000, of which $17,253,371,000 related to appreciated investment securities and $4,444,984,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

May 31, 2011

1.816014.106

SEI-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)(d)	130,941	$ 1,513,678
Amerigon, Inc. (a)(d)	46,251	769,154
BorgWarner, Inc. (a)(d)	236,392	17,140,784
Cooper Tire & Rubber Co.	126,397	3,053,752
Dana Holding Corp. (a)	289,606	5,247,661
Dorman Products, Inc. (a)	26,896	1,018,283
Drew Industries, Inc.	41,042	1,083,509
Exide Technologies (a)	158,497	1,562,780
Federal-Mogul Corp. Class A (a)	53,049	1,228,615
Fuel Systems Solutions, Inc. (a)(d)	31,837	794,015
Gentex Corp.	285,215	8,371,060
Lear Corp.	218,404	11,099,291
Modine Manufacturing Co. (a)	95,885	1,522,654
Motorcar Parts of America, Inc. (a)	21,986	337,485
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	116,274
Shiloh Industries, Inc.	9,407	102,913
Spartan Motors, Inc.	62,902	301,301
Standard Motor Products, Inc.	45,134	681,523
Stoneridge, Inc. (a)	56,122	859,789
Strattec Security Corp.	2,933	70,157
Superior Industries International, Inc.	55,337	1,212,434
Tenneco, Inc. (a)(d)	123,536	5,157,628
Tower International, Inc.	17,465	301,795
TRW Automotive Holdings Corp. (a)	210,879	11,992,689
Visteon Corp. (a)	96,372	5,906,640
		81,445,864
Automobiles - 0.7%
General Motors Co.	1,152,000	36,645,120
Tesla Motors, Inc. (a)(d)	83,431	2,514,610
Thor Industries, Inc.	78,496	2,535,421
Winnebago Industries, Inc. (a)(d)	65,223	746,803
		42,441,954
Distributors - 0.2%
Amcon Distributing Co.	1,022	70,518
Audiovox Corp. Class A (a)	45,015	342,564
Core-Mark Holding Co., Inc. (a)	26,000	929,240
LKQ Corp. (a)	298,631	7,940,598
Pool Corp.	102,163	3,089,409
Weyco Group, Inc.	15,852	381,716
		12,754,045
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)(d)	36,701	1,606,770
Archipelago Learning, Inc. (a)(d)	20,009	212,295
Bridgepoint Education, Inc. (a)(d)	39,904	937,345
Cambium Learning Group, Inc. (a)	16,192	53,757
Capella Education Co. (a)(d)	30,223	1,460,980
Career Education Corp. (a)	135,504	2,913,336
Carriage Services, Inc.	35,398	209,910

	Shares	Value
Coinstar, Inc. (a)(d)	60,692	$ 3,224,566
Collectors Universe, Inc.	8,916	125,091
Corinthian Colleges, Inc. (a)(d)	178,249	688,041
CPI Corp.	18,726	268,344
Education Management Corp. (a)(d)	88,544	1,906,352
Grand Canyon Education, Inc. (a)(d)	63,847	823,626
Hillenbrand, Inc.	127,338	2,896,940
ITT Educational Services, Inc. (a)(d)	66,000	4,539,480
K12, Inc. (a)(d)	64,832	2,256,154
Learning Tree International, Inc.	12,160	115,277
Lincoln Educational Services Corp.	54,448	796,574
Mac-Gray Corp.	24,030	369,581
Matthews International Corp. Class A	61,846	2,417,560
National American University Holdings, Inc.	18,336	138,070
Nobel Learning Communities, Inc. (a)	2,715	31,250
Pre-Paid Legal Services, Inc. (a)(d)	14,416	956,646
Princeton Review, Inc. (a)(d)	51,537	11,343
Regis Corp.	119,553	1,784,926
Service Corp. International	511,463	5,871,595
Sotheby's Class A (Ltd. Vtg.)	139,498	5,937,035
Steiner Leisure Ltd. (a)	28,854	1,442,700
Stewart Enterprises, Inc. Class A	171,393	1,276,878
Strayer Education, Inc. (d)	28,103	3,377,419
Universal Technical Institute, Inc.	48,727	883,908
Weight Watchers International, Inc.	70,531	5,659,407
		55,193,156
Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc. (a)	59,083	979,596
Ambassadors Group, Inc.	48,627	462,929
Ameristar Casinos, Inc.	50,842	1,141,911
ARK Restaurants Corp.	5,734	98,338
Bally Technologies, Inc. (a)(d)	110,669	4,361,465
Benihana, Inc. Class A (sub. vtg.) (a)	25,213	254,903
Biglari Holdings, Inc. (a)	2,643	1,053,103
BJ's Restaurants, Inc. (a)(d)	46,819	2,398,537
Bluegreen Corp. (a)	34,297	117,982
Bob Evans Farms, Inc.	62,735	1,966,742
Boyd Gaming Corp. (a)(d)	118,301	1,116,761
Bravo Brio Restaurant Group, Inc.	36,917	819,557
Brinker International, Inc.	201,511	5,194,954
Buffalo Wild Wings, Inc. (a)	36,784	2,304,150
California Pizza Kitchen, Inc. (a)	48,832	898,997
Caribou Coffee Co., Inc. (a)	44,167	469,495
Carrols Restaurant Group, Inc. (a)	26,041	243,483
CEC Entertainment, Inc.	43,895	1,786,088
Century Casinos, Inc. (a)	54,140	153,758
Choice Hotels International, Inc.	67,481	2,405,023
Churchill Downs, Inc.	30,186	1,318,524
Cosi, Inc. (a)(d)	62,262	69,733
Cracker Barrel Old Country Store, Inc.	47,523	2,251,640
Denny's Corp. (a)	205,362	839,931
DineEquity, Inc. (a)	32,483	1,746,286
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Domino's Pizza, Inc. (a)	89,672	$ 2,234,626
Dover Downs Gaming & Entertainment, Inc.	25,627	91,232
Dover Motorsports, Inc. (a)	22,686	46,733
Einstein Noah Restaurant Group, Inc.	12,573	188,595
Empire Resorts, Inc. (a)(d)	79,497	46,100
Famous Dave's of America, Inc. (a)	15,087	150,267
Frisch's Restaurants, Inc.	5,819	126,447
Full House Resorts, Inc. (a)(d)	24,413	97,164
Gaming Partners International Corp.	1,584	12,086
Gaylord Entertainment Co. (a)	72,288	2,331,288
Great Wolf Resorts, Inc. (a)	78,523	233,999
Hyatt Hotels Corp. Class A (a)	83,461	3,720,691
International Speedway Corp. Class A	62,992	1,802,201
Interval Leisure Group, Inc. (a)	81,140	1,100,258
Isle of Capri Casinos, Inc. (a)(d)	50,101	441,891
Jack in the Box, Inc. (a)	112,236	2,492,762
Jamba, Inc. (a)(d)	125,986	289,768
Krispy Kreme Doughnuts, Inc. (a)(d)	111,187	933,971
Lakes Entertainment, Inc. (a)	47,445	110,072
Las Vegas Sands Corp. (a)	933,877	38,793,205
Life Time Fitness, Inc. (a)(d)	86,615	3,186,566
Luby's, Inc. (a)	29,797	148,985
Marcus Corp.	44,387	466,064
MAXXAM, Inc. (a)	8	5,000
McCormick & Schmick's Seafood Restaurants (a)	24,841	227,295
MGM Mirage, Inc. (a)(d)	660,612	9,955,423
Monarch Casino & Resort, Inc. (a)	25,636	238,928
Morgans Hotel Group Co. (a)	69,584	581,026
Morton's Restaurant Group, Inc. (a)	16,889	125,485
MTR Gaming Group, Inc. (a)	26,173	74,070
Multimedia Games Holdng Co., Inc. (a)	53,167	293,482
Nathan's Famous, Inc. (a)	3,184	56,038
O'Charleys, Inc. (a)(d)	49,235	356,954
Orient Express Hotels Ltd. Class A (a)	191,984	2,244,293
P.F. Chang's China Bistro, Inc. (d)	45,904	1,854,063
Panera Bread Co. Class A (a)	62,279	7,786,743
Papa John's International, Inc. (a)	49,000	1,623,370
Peet's Coffee & Tea, Inc. (a)(d)	26,821	1,364,921
Penn National Gaming, Inc. (a)(d)	138,101	5,593,091
Pinnacle Entertainment, Inc. (a)	126,335	1,835,648
Premier Exhibitions, Inc. (a)	16,798	24,693
Red Lion Hotels Corp. (a)	38,228	310,411
Red Robin Gourmet Burgers, Inc. (a)(d)	28,395	1,042,097
Rick's Cabaret International, Inc. (a)	17,933	171,977
Royal Caribbean Cruises Ltd. (a)(d)	277,873	10,837,047
Ruby Tuesday, Inc. (a)(d)	132,312	1,402,507
Ruth's Hospitality Group, Inc. (a)(d)	60,328	322,755
Scientific Games Corp. Class A (a)	141,504	1,395,229
Shuffle Master, Inc. (a)	141,090	1,536,470

	Shares	Value
Six Flags Entertainment Corp. (d)	57,008	$ 4,543,538
Sonic Corp. (a)	125,987	1,447,591
Speedway Motorsports, Inc.	32,940	476,971
Summit Hotel Properties, Inc.	55,111	620,550
Texas Roadhouse, Inc. Class A	119,006	2,050,473
The Cheesecake Factory, Inc. (a)	115,978	3,684,621
Town Sports International Holdings, Inc. (a)	34,405	228,793
Vail Resorts, Inc. (a)(d)	74,950	3,646,318
Wendy's/Arby's Group, Inc.	683,064	3,435,812
WMS Industries, Inc. (a)	121,192	3,812,700
		168,705,240
Household Durables - 1.2%
American Greetings Corp. Class A	77,360	1,856,640
Bassett Furniture Industries, Inc.	26,134	224,752
Beazer Homes USA, Inc. (a)(d)	153,380	645,730
Blyth, Inc.	13,705	624,674
Brookfield Residential Properties, Inc. (a)(d)	21,087	217,192
Cavco Industries, Inc. (a)	15,629	674,548
Cobra Electronics Corp. (a)	1,132	4,154
CSS Industries, Inc.	16,089	296,520
Dixie Group, Inc. (a)	9,546	39,998
Emerson Radio Corp. (a)	9,263	22,046
Ethan Allen Interiors, Inc. (d)	57,544	1,339,049
Flexsteel Industries, Inc.	10,672	158,586
Furniture Brands International, Inc. (a)	83,264	398,835
Garmin Ltd. (d)	238,998	8,145,052
Helen of Troy Ltd. (a)	59,974	1,942,558
Hooker Furniture Corp. (d)	26,465	291,115
Hovnanian Enterprises, Inc. Class A (a)(d)	108,656	286,852
iRobot Corp. (a)	49,202	1,653,187
Jarden Corp.	192,330	6,739,243
KB Home (d)	152,280	1,869,998
Kid Brands, Inc. (a)	42,456	227,989
La-Z-Boy, Inc. (a)	105,228	1,164,874
Libbey, Inc. (a)(d)	43,749	692,547
Lifetime Brands, Inc.	17,993	206,380
M.D.C. Holdings, Inc.	74,982	2,020,765
M/I Homes, Inc. (a)	38,453	483,354
Meritage Homes Corp. (a)(d)	60,196	1,504,900
Mohawk Industries, Inc. (a)(d)	114,924	7,644,744
NVR, Inc. (a)(d)	11,575	8,634,950
Ryland Group, Inc.	90,616	1,656,460
Sealy Corp., Inc. (a)(d)	180,644	473,287
Skyline Corp.	14,802	270,137
Standard Pacific Corp. (a)(d)	220,810	876,616
Stanley Furniture Co., Inc. (a)(d)	31,641	162,002
Tempur-Pedic International, Inc. (a)	133,818	8,703,523
Toll Brothers, Inc. (a)	278,155	6,049,871
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Tupperware Brands Corp.	129,113	$ 8,451,737
Universal Electronics, Inc. (a)(d)	28,987	738,879
		77,393,744
Internet & Catalog Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	102,656	318,234
Bidz.com, Inc. (a)	10,552	10,869
Blue Nile, Inc. (a)(d)	35,065	1,753,250
dELiA*s, Inc. (a)	25,316	43,797
drugstore.com, Inc. (a)(d)	150,784	572,225
eDiets.com, Inc.	14,028	5,087
Gaiam, Inc. Class A	35,599	182,979
Geeknet, Inc. (a)	9,323	276,520
Hollywood Media Corp. (a)	67,673	108,954
HSN, Inc. (a)	83,085	2,925,423
Liberty Media Corp. Interactive Series A (a)	1,238,895	22,560,278
NutriSystem, Inc. (d)	55,804	790,185
Orbitz Worldwide, Inc. (a)(d)	57,753	132,832
Overstock.com, Inc. (a)(d)	32,352	470,075
PetMed Express, Inc. (d)	45,901	587,992
Shutterfly, Inc. (a)	56,411	3,419,635
US Auto Parts Network, Inc. (a)	28,450	213,091
ValueVision Media, Inc. Class A (a)	73,905	535,072
Vitacost.com, Inc. (a)(d)	42,996	220,569
		35,127,067
Leisure Equipment & Products - 0.3%
Arctic Cat, Inc. (a)	27,225	390,679
Black Diamond, Inc. (a)	26,692	219,942
Brunswick Corp. (d)	181,901	3,943,614
Callaway Golf Co.	135,531	917,545
Cybex International, Inc. (a)	14,718	13,393
Eastman Kodak Co. (a)(d)	546,644	1,825,791
Escalade, Inc.	6,336	36,432
Gametech International, Inc. (a)	13,061	2,873
JAKKS Pacific, Inc. (a)(d)	58,677	1,163,565
Johnson Outdoors, Inc. Class A (a)	10,627	169,501
Leapfrog Enterprises, Inc. Class A (a)(d)	86,806	393,231
Marine Products Corp. (a)	22,297	140,248
Meade Instruments Corp. (a)	201	734
Nautilus, Inc. (a)	41,463	103,658
Polaris Industries, Inc.	69,993	7,723,728
Smith & Wesson Holding Corp. (a)	147,064	511,783
Steinway Musical Instruments, Inc. (a)	16,626	415,317
Sturm Ruger & Co., Inc. (d)	40,168	884,499
Summer Infant, Inc. (a)	23,949	198,058
		19,054,591
Media - 2.5%
A.H. Belo Corp. Class A	40,053	290,384
Arbitron, Inc.	60,109	2,566,654
Ascent Media Corp. (a)	34,050	1,633,379

	Shares	Value
Atrinsic, Inc. (a)	12,819	$ 29,740
Ballantyne of Omaha, Inc. (a)	38,181	217,250
Beasley Broadcast Group, Inc. Class A (a)(d)	4,117	20,420
Belo Corp. Series A	191,951	1,524,091
Carmike Cinemas, Inc. (a)(d)	27,922	202,714
Charter Communications, Inc. Class A (a)	80,836	4,566,426
Cinemark Holdings, Inc.	142,732	3,104,421
CKX, Inc. (a)	140,091	766,298
Clear Channel Outdoor Holding, Inc. Class A (a)	85,600	1,266,880
Crown Media Holdings, Inc. Class A (a)(d)	66,422	135,501
Cumulus Media, Inc. Class A (a)(d)	58,225	231,736
Dex One Corp. (a)	102,416	239,653
DISH Network Corp. Class A (a)	437,797	13,256,493
DreamWorks Animation SKG, Inc. Class A (a)(d)	127,036	3,037,431
E.W. Scripps Co. Class A (a)	67,028	575,100
Emmis Communications Corp. Class A (a)	80,456	94,134
Entercom Communications Corp. Class A (a)(d)	52,600	487,602
Entravision Communication Corp. Class A (a)	90,792	187,939
Fisher Communications, Inc. (a)	15,280	455,344
Global Traffic Network, Inc. (a)	41,346	452,739
Gray Television, Inc. (a)(d)	106,976	283,486
Harris Interactive, Inc. (a)	49,977	38,043
Harte-Hanks, Inc.	78,322	642,240
Insignia Systems, Inc.	22,896	108,756
interCLICK, Inc. (a)	46,809	321,110
John Wiley & Sons, Inc. Class A	107,870	5,717,110
Journal Communications, Inc. Class A (a)	87,795	473,215
Knology, Inc. (a)	68,669	1,071,923
Lamar Advertising Co. Class A (a)	131,584	3,821,199
Lee Enterprises, Inc. (a)(d)	85,756	102,907
Liberty Global, Inc. Class A (a)(d)	481,348	21,684,727
Liberty Media Corp.:
Capital Series A (a)	154,679	14,097,444
Starz Series A (a)	105,489	8,045,646
LIN TV Corp. Class A (a)	76,893	364,473
Live Nation Entertainment, Inc. (a)	304,056	3,505,766
LodgeNet Entertainment Corp. (a)(d)	50,214	182,779
Madison Square Garden Co. Class A (a)	122,099	3,358,943
Martha Stewart Living Omnimedia, Inc. Class A (a)(d)	61,948	323,988
Media General, Inc. Class A (a)(d)	25,434	124,881
Meredith Corp. (d)	74,098	2,342,238
Morningstar, Inc. (d)	45,561	2,752,340
National CineMedia, Inc.	112,174	1,997,819
Navarre Corp. (a)	74,677	131,432
New Frontier Media, Inc. (a)	31,250	48,750
Nexstar Broadcasting Group, Inc. Class A (a)	18,802	129,734
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
NTN Communications, Inc. (a)(d)	49,847	$ 24,864
Outdoor Channel Holdings, Inc.	33,369	203,551
Point.360 (a)	2,433	1,265
PRIMEDIA, Inc.	33,426	235,319
Radio One, Inc. Class D (non-vtg.) (a)(d)	85,635	196,104
ReachLocal, Inc. (d)	18,752	393,604
Reading International, Inc. Class A (a)	22,804	111,740
Regal Entertainment Group Class A	158,920	2,153,366
Rentrak Corp. (a)	19,535	401,835
Saga Communications, Inc. Class A (a)	3,975	146,081
Salem Communications Corp. Class A	10,000	36,000
Scholastic Corp.	48,156	1,311,769
Sinclair Broadcast Group, Inc. Class A	104,583	1,006,088
Sirius XM Radio, Inc. (a)(d)	8,165,388	19,188,662
Spanish Broadcasting System, Inc. Class A (a)	67,440	47,882
SPAR Group, Inc. (a)	4,346	5,519
SuperMedia, Inc. (a)(d)	31,732	137,717
The McClatchy Co. Class A (a)(d)	133,924	404,450
The New York Times Co. Class A (a)(d)	200,202	1,605,620
Valassis Communications, Inc. (a)	103,593	3,007,305
Value Line, Inc.	1,396	19,809
Virgin Media, Inc.	599,386	19,551,971
Warner Music Group Corp. (a)(d)	106,714	880,391
Westwood One, Inc. (a)(d)	878	5,198
World Wrestling Entertainment, Inc. Class A (d)	76,162	792,085
		158,881,473
Multiline Retail - 0.5%
99 Cents Only Stores (a)(d)	109,754	2,267,518
Dillard's, Inc. Class A	95,985	5,393,397
Dollar General Corp. (a)	69,456	2,435,822
Dollar Tree, Inc. (a)	259,060	16,512,484
DSW, Inc. Class A (a)(d)	49,644	2,489,647
Duckwall-ALCO Stores, Inc. (a)	5,890	68,383
Fred's, Inc. Class A	76,543	1,113,701
Gordmans Stores, Inc.	10,509	182,752
Saks, Inc. (a)(d)	247,121	2,794,939
The Bon-Ton Stores, Inc. (d)	31,972	339,862
Tuesday Morning Corp. (a)	85,411	421,930
		34,020,435
Specialty Retail - 2.8%
A.C. Moore Arts & Crafts, Inc. (a)	50,184	137,504
Aarons, Inc. Class A	152,022	4,288,541
Advance Auto Parts, Inc.	174,100	10,811,610
Aeropostale, Inc. (a)	188,286	3,558,605
America's Car Mart, Inc. (a)	24,361	688,198
American Eagle Outfitters, Inc.	403,675	5,352,731
ANN, Inc. (a)	121,341	3,415,749
Asbury Automotive Group, Inc. (a)(d)	66,590	1,118,712
Ascena Retail Group, Inc. (a)	139,808	4,677,976

	Shares	Value
Barnes & Noble, Inc. (d)	83,021	$ 1,628,872
bebe Stores, Inc.	77,366	512,937
Big 5 Sporting Goods Corp.	37,628	357,466
Body Central Corp.	26,368	639,160
Books-A-Million, Inc. (d)	19,056	71,841
Brown Shoe Co., Inc.	88,876	916,312
Build-A-Bear Workshop, Inc. (a)	33,647	225,435
Cabela's, Inc. Class A (a)(d)	88,392	2,170,908
Cache, Inc. (a)	27,814	144,355
Casual Male Retail Group, Inc. (a)	107,460	467,451
Charming Shoppes, Inc. (a)	215,702	893,006
Chico's FAS, Inc.	370,331	5,584,591
Christopher & Banks Corp.	68,531	410,501
Citi Trends, Inc. (a)	30,443	508,398
Coldwater Creek, Inc. (a)(d)	121,370	228,176
Collective Brands, Inc. (a)(d)	130,215	2,031,354
Conn's, Inc. (a)(d)	39,520	245,419
Cost Plus, Inc. (a)(d)	34,446	311,392
Destination Maternity Corp.	25,288	521,439
Dick's Sporting Goods, Inc. (a)	180,272	7,164,009
Dreams, Inc. (a)	55,948	138,192
Express, Inc.	117,110	2,473,363
Finish Line, Inc. Class A	102,098	2,354,380
Foot Locker, Inc.	320,684	7,997,859
Genesco, Inc. (a)	49,329	2,219,312
GNC Holdings, Inc.	44,675	908,243
Golfsmith International Holdings, Inc. (a)	13,141	57,558
Group 1 Automotive, Inc.	49,353	1,911,442
Guess?, Inc.	132,790	6,071,159
Hastings Entertainment, Inc. (a)	8,009	36,521
Haverty Furniture Companies, Inc.	46,862	521,574
hhgregg, Inc. (a)(d)	46,801	724,011
Hibbett Sports, Inc. (a)(d)	59,523	2,478,538
Hot Topic, Inc.	93,449	727,968
Jos. A. Bank Clothiers, Inc. (a)	56,221	3,210,219
Kirkland's, Inc. (a)	33,294	434,820
Lithia Motors, Inc. Class A (sub. vtg.)	45,718	818,352
Lumber Liquidators Holdings, Inc. (a)(d)	47,662	1,285,444
MarineMax, Inc. (a)	45,781	380,898
Midas, Inc. (a)(d)	29,295	206,823
Monro Muffler Brake, Inc.	61,433	1,987,358
New York & Co., Inc. (a)	52,517	278,340
Office Depot, Inc. (a)	563,097	2,370,638
OfficeMax, Inc. (a)	175,591	1,467,941
Pacific Sunwear of California, Inc. (a)(d)	134,412	428,774
Penske Automotive Group, Inc.	94,060	1,952,686
Perfumania Holdings, Inc. (a)(d)	1,076	15,064
PetSmart, Inc.	244,899	11,093,925
Pier 1 Imports, Inc. (a)	240,489	2,866,629
Rent-A-Center, Inc.	134,569	4,368,110
rue21, Inc. (a)(d)	31,869	1,078,447
Sally Beauty Holdings, Inc. (a)(d)	199,858	3,349,620
Select Comfort Corp. (a)	112,729	1,841,992
Shoe Carnival, Inc. (a)	18,743	510,184
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Signet Jewelers Ltd. (a)	178,380	$ 8,207,264
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	74,200	969,794
Stage Stores, Inc.	76,001	1,371,058
Stein Mart, Inc.	56,330	552,034
Syms Corp. (a)	1,855	17,474
Systemax, Inc. (a)(d)	17,556	253,158
Talbots, Inc. (a)(d)	78,980	376,735
The Buckle, Inc.	55,257	2,358,921
The Cato Corp. Class A (sub. vtg.)	57,708	1,570,812
The Children's Place Retail Stores, Inc. (a)	55,842	2,805,502
The Men's Wearhouse, Inc.	108,987	3,752,422
The Pep Boys - Manny, Moe & Jack	106,929	1,518,392
Tractor Supply Co.	150,085	9,479,369
Trans World Entertainment Corp. (a)	21,837	42,364
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	98,422	5,509,664
Vitamin Shoppe, Inc. (a)	51,128	2,082,443
West Marine, Inc. (a)	30,261	314,412
Wet Seal, Inc. Class A (a)	251,975	1,083,493
Williams-Sonoma, Inc.	194,861	7,628,808
Winmark Corp.	5,014	189,329
Zale Corp. (a)(d)	48,284	302,258
Zumiez, Inc. (a)(d)	42,856	1,301,965
		179,336,703
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	61,564	64,642
Carter's, Inc. (a)	119,364	3,783,839
Charles & Colvard Ltd. (a)(d)	24,954	68,124
Cherokee, Inc.	28,809	550,828
Columbia Sportswear Co.	30,677	2,012,411
Crocs, Inc. (a)	178,031	4,046,645
Culp, Inc. (a)	19,568	174,547
Deckers Outdoor Corp. (a)(d)	79,916	7,280,348
Delta Apparel, Inc. (a)(d)	17,128	284,839
Forward Industries, Inc. (NY Shares) (a)(d)	13,103	45,205
Fossil, Inc. (a)	95,544	10,112,377
G-III Apparel Group Ltd. (a)(d)	32,729	1,404,729
Hallwood Group, Inc. (a)	360	7,650
Hanesbrands, Inc. (a)	194,487	5,894,901
Heelys, Inc. (a)	23,725	49,585
Iconix Brand Group, Inc. (a)(d)	151,594	3,744,372
Joe's Jeans, Inc. (a)(d)	112,776	93,897
K-Swiss, Inc. Class A (a)	60,461	666,885
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	22,360	279,276
Lacrosse Footwear, Inc. (d)	9,275	137,641
Lakeland Industries, Inc. (a)	14,583	125,560
Liz Claiborne, Inc. (a)(d)	191,172	1,248,353

	Shares	Value
Maidenform Brands, Inc. (a)	56,541	$ 1,703,580
Movado Group, Inc.	36,887	610,849
Oxford Industries, Inc.	28,831	1,094,136
Perry Ellis International, Inc. (a)	27,350	853,457
Phillips-Van Heusen Corp.	127,955	8,441,191
Quiksilver, Inc. (a)(d)	280,211	1,305,783
R.G. Barry Corp.	22,932	272,891
Rocky Brands, Inc. (a)	15,336	181,962
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	69,982	1,223,285
Steven Madden Ltd. (a)	51,895	2,892,627
Tandy Brands Accessories, Inc. (a)	1,058	2,053
The Jones Group, Inc.	179,054	2,200,574
Timberland Co. Class A (a)	89,569	2,926,219
True Religion Apparel, Inc. (a)	51,977	1,527,604
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	78,807	5,136,640
Unifi, Inc. (a)	45,178	627,974
Vera Bradley, Inc.	48,447	2,394,735
Volcom, Inc.	34,817	851,972
Warnaco Group, Inc. (a)(d)	91,886	5,067,513
Wolverine World Wide, Inc.	101,066	3,953,702
		85,345,401
TOTAL CONSUMER DISCRETIONARY		949,699,673
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	19,134	1,603,621
Central European Distribution Corp. (a)(d)	134,172	1,685,200
Coca-Cola Bottling Co. Consolidated	10,828	730,782
Craft Brewers Alliance, Inc. (a)	16,572	150,805
Crystal Rock Holdings, Inc. (a)	4,384	3,420
Hansen Natural Corp. (a)	145,343	10,413,826
Jones Soda Co. (a)	42,540	51,048
MGP Ingredients, Inc.	21,690	176,340
National Beverage Corp. (d)	24,036	340,109
Primo Water Corp. (d)	29,341	415,175
		15,570,326
Food & Staples Retailing - 0.5%
Andersons, Inc.	38,186	1,654,599
Arden Group, Inc. Class A	2,161	193,366
BJ's Wholesale Club, Inc. (a)	109,021	5,496,839
Casey's General Stores, Inc.	77,389	3,207,774
Fresh Market, Inc.	63,325	2,548,198
Ingles Markets, Inc. Class A	31,589	562,284
Nash-Finch Co.	29,334	1,102,078
PriceSmart, Inc.	37,160	1,733,514
Rite Aid Corp. (a)(d)	1,244,008	1,306,208
Ruddick Corp.	88,167	3,874,940
Spartan Stores, Inc.	47,038	877,259
Susser Holdings Corp. (a)	26,144	374,905
The Pantry, Inc. (a)	48,462	895,093
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
United Natural Foods, Inc. (a)(d)	89,771	$ 3,905,936
Village Super Market, Inc. Class A	8,400	220,668
Weis Markets, Inc.	23,890	959,661
Winn-Dixie Stores, Inc. (a)(d)	117,587	1,071,218
		29,984,540
Food Products - 1.8%
Alico, Inc.	6,793	169,282
B&G Foods, Inc. Class A	97,603	1,809,560
Bridgford Foods Corp. (d)	4,789	40,563
Bunge Ltd.	300,071	22,340,286
Cal-Maine Foods, Inc. (d)	27,895	831,550
Calavo Growers, Inc. (d)	26,969	597,094
Chiquita Brands International, Inc. (a)	92,664	1,380,694
Coffee Holding Co., Inc.	4,500	37,620
Corn Products International, Inc.	155,180	8,803,361
Darling International, Inc. (a)	242,510	4,644,067
Diamond Foods, Inc. (d)	44,888	3,341,014
Dole Food Co., Inc. (a)(d)	74,381	997,449
Farmer Brothers Co.	11,589	118,671
Flowers Foods, Inc.	187,007	6,232,943
Fresh Del Monte Produce, Inc.	82,858	2,277,766
Green Mountain Coffee Roasters, Inc. (a)(d)	261,397	21,531,271
Griffin Land & Nurseries, Inc.	2,210	60,797
Hain Celestial Group, Inc. (a)(d)	86,903	3,107,651
Harbinger Group, Inc. (a)	18,095	114,360
HQ Sustainable Maritime Industries, Inc. (a)(d)	36,390	100,218
Imperial Sugar Co.	28,869	513,002
Inventure Foods, Inc. (a)	25,815	106,616
J&J Snack Foods Corp.	28,888	1,488,310
John B. Sanfilippo & Son, Inc. (a)(d)	21,199	203,510
Lancaster Colony Corp.	40,899	2,480,115
Lifeway Foods, Inc. (a)(d)	9,724	101,616
Limoneira Co. (d)	16,924	343,557
Omega Protein Corp. (a)	43,375	562,574
Overhill Farms, Inc. (a)	28,537	175,788
Pilgrims Pride Corp. (a)	100,398	498,978
Ralcorp Holdings, Inc. (a)	113,500	9,981,190
Reddy Ice Holdings, Inc. (a)(d)	45,654	140,614
Sanderson Farms, Inc. (d)	42,833	1,880,797
Seneca Foods Corp. Class A (a)	21,181	580,995
Smart Balance, Inc. (a)	144,048	790,824
Smithfield Foods, Inc. (a)(d)	321,351	6,732,303
Snyders-Lance, Inc.	87,060	1,850,896
Tootsie Roll Industries, Inc. (d)	69,890	2,050,573
TreeHouse Foods, Inc. (a)(d)	73,326	4,467,753
		113,486,228
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,199,564

	Shares	Value
Church & Dwight Co., Inc.	143,307	$ 12,052,119
Energizer Holdings, Inc. (a)	143,644	11,067,770
Ocean Bio-Chem, Inc. (a)	12,528	35,955
Oil-Dri Corp. of America	9,479	211,192
Orchids Paper Products Co.	19,438	232,478
Spectrum Brands Holdings, Inc. (a)	49,172	1,768,717
WD-40 Co.	34,427	1,459,016
		28,026,811
Personal Products - 0.4%
Elizabeth Arden, Inc. (a)(d)	54,230	1,666,488
Herbalife Ltd.	245,121	13,795,410
Inter Parfums, Inc.	30,033	669,135
Mannatech, Inc. (a)	15,760	18,912
MediFast, Inc. (a)(d)	28,489	761,226
Natural Alternatives International, Inc. (a)	4,605	19,986
Nature's Sunshine Products, Inc. (a)	700	9,905
Nu Skin Enterprises, Inc. Class A	114,328	4,469,082
Nutraceutical International Corp. (a)	22,373	350,361
Parlux Fragrances, Inc. (a)	15,118	53,518
Physicians Formula Holdings, Inc. (a)	15,509	71,341
Prestige Brands Holdings, Inc. (a)	103,259	1,333,074
Reliv International, Inc.	10,690	21,487
Revlon, Inc. (a)(d)	35,960	633,615
Schiff Nutrition International, Inc.	26,843	260,109
The Female Health Co. (d)	40,896	206,934
United-Guardian, Inc.	2,824	42,642
USANA Health Sciences, Inc. (a)(d)	16,664	489,755
		24,872,980
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	181,559	704,449
Star Scientific, Inc. (a)(d)	217,867	1,135,087
Universal Corp.	50,246	2,118,874
Vector Group Ltd. (d)	89,494	1,723,654
		5,682,064
TOTAL CONSUMER STAPLES		217,622,949
ENERGY - 7.2%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	115,339	4,998,792
Basic Energy Services, Inc. (a)(d)	65,515	1,782,008
Bolt Technology Corp. (a)	24,542	336,716
Bristow Group, Inc.	71,358	3,278,900
Bronco Drilling Co., Inc. (a)	62,021	681,611
Cal Dive International, Inc. (a)	192,996	1,256,404
Carbo Ceramics, Inc.	41,176	6,187,518
Complete Production Services, Inc. (a)(d)	151,628	5,032,533
Dawson Geophysical Co. (a)	17,762	629,574
Dresser-Rand Group, Inc. (a)	165,975	8,726,966
Dril-Quip, Inc. (a)	63,410	4,703,754
ENGlobal Corp. (a)	44,577	173,850
Exterran Holdings, Inc. (a)(d)	132,499	2,855,353
Geokinetics, Inc. (a)	29,001	253,759
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Global Geophysical Services, Inc. (a)	43,063	$ 746,712
Global Industries Ltd. (a)	220,536	1,382,761
Gulf Island Fabrication, Inc.	26,386	897,124
Gulfmark Offshore, Inc. Class A (a)	54,797	2,241,197
Helix Energy Solutions Group, Inc. (a)(d)	217,927	3,818,081
Hercules Offshore, Inc. (a)(d)	240,757	1,504,731
Hornbeck Offshore Services, Inc. (a)(d)	51,149	1,380,512
ION Geophysical Corp. (a)(d)	241,453	2,436,261
Key Energy Services, Inc. (a)(d)	293,715	5,192,881
Lufkin Industries, Inc.	61,522	5,580,661
Matrix Service Co. (a)	58,410	780,942
McDermott International, Inc. (a)	485,529	10,302,925
Mitcham Industries, Inc. (a)	23,522	342,480
Natural Gas Services Group, Inc. (a)	25,396	457,128
Newpark Resources, Inc. (a)(d)	180,912	1,756,656
Oceaneering International, Inc.	111,515	9,088,473
Oil States International, Inc. (a)(d)	103,448	8,177,564
OYO Geospace Corp. (a)	9,947	903,188
Parker Drilling Co. (a)	242,503	1,547,169
Patterson-UTI Energy, Inc.	320,361	10,036,910
PHI, Inc. (non-vtg.) (a)	30,743	651,752
Pioneer Drilling Co. (a)	102,237	1,496,750
RigNet, Inc.	14,834	247,579
RPC, Inc. (d)	100,179	2,522,507
SEACOR Holdings, Inc.	44,216	4,407,009
Superior Energy Services, Inc. (a)(d)	162,932	6,105,062
Tesco Corp. (a)(d)	66,408	1,352,731
TETRA Technologies, Inc. (a)	155,121	2,115,850
TGC Industries, Inc.	27,520	181,632
Tidewater, Inc.	106,201	5,803,885
Union Drilling, Inc. (a)	29,459	307,552
Unit Corp. (a)	97,600	5,620,784
Willbros Group, Inc. (a)	99,083	984,885
		141,270,072
Oil, Gas & Consumable Fuels - 5.0%
Abraxas Petroleum Corp. (a)(d)	191,861	844,188
Adams Resources & Energy, Inc.	14,021	365,948
Alon USA Energy, Inc. (d)	31,382	384,116
Alpha Natural Resources, Inc. (a)(d)	248,041	13,590,166
Amyris, Inc. (d)	40,772	1,203,182
APCO Oil and Gas International, Inc. (d)	21,453	1,896,231
Approach Resources, Inc. (a)	46,367	1,207,397
Arch Coal, Inc.	337,425	10,085,633
Atlas Energy, Inc. (a)	153,384	2
ATP Oil & Gas Corp. (a)(d)	90,144	1,665,861
Barnwell Industries, Inc. (a)	11,298	72,759
Berry Petroleum Co. Class A	97,461	5,107,931
Bill Barrett Corp. (a)	98,812	4,404,051
BioFuel Energy Corp. (a)	50,429	31,266
Blue Dolphin Energy Co. (a)(d)	4,269	21,644
BPZ Energy, Inc. (a)(d)	218,335	956,307

	Shares	Value
Brigham Exploration Co. (a)	240,796	$ 7,498,387
Callon Petroleum Co. (a)	72,341	515,791
Carrizo Oil & Gas, Inc. (a)(d)	71,520	2,732,779
Cheniere Energy, Inc. (a)(d)	146,962	1,720,925
Cimarex Energy Co.	173,354	16,629,849
Clayton Williams Energy, Inc. (a)	18,611	1,395,639
Clean Energy Fuels Corp. (a)(d)	103,956	1,486,571
Cloud Peak Energy, Inc. (a)	118,003	2,506,384
Cobalt International Energy, Inc. (a)	205,680	2,959,735
Comstock Resources, Inc. (a)	94,975	2,855,898
Concho Resources, Inc. (a)	211,692	20,028,180
Contango Oil & Gas Co. (a)(d)	27,952	1,731,906
Continental Resources, Inc. (a)(d)	63,046	4,174,906
CREDO Petroleum Corp. (a)	15,678	156,623
Crimson Exploration, Inc. (a)	82,961	315,252
Crosstex Energy, Inc.	99,492	1,123,265
Cubic Energy, Inc. (a)(d)	80,504	47,264
CVR Energy, Inc. (a)	151,643	3,314,916
Delek US Holdings, Inc.	31,238	471,381
Delta Petroleum Corp. (a)(d)	396,867	281,776
DHT Holdings, Inc.	140,401	561,604
Double Eagle Petroleum Co. (a)	27,291	197,587
Earthstone Energy, Inc. (a)	2,676	42,548
Endeavor International Corp. (a)(d)	70,120	992,198
Energy Partners Ltd. (a)	62,783	1,007,039
Evergreen Energy, Inc. (a)	49,466	104,373
Evolution Petroleum Corp. (a)	33,325	256,603
EXCO Resources, Inc.	353,531	7,120,114
FieldPoint Petroleum Corp. (a)	9,981	32,937
Forest Oil Corp. (a)	231,824	6,931,538
Frontier Oil Corp.	215,109	6,423,155
FX Energy, Inc. (a)(d)	103,348	898,094
Gasco Energy, Inc. (a)	267,214	89,517
Gastar Exploration Ltd. (a)	112,646	381,870
General Maritime Corp. (d)	199,054	336,401
GeoMet, Inc. (a)	60,223	78,290
Georesources, Inc. (a)(d)	42,332	1,048,564
Gevo, Inc. (a)	16,005	308,576
GMX Resources, Inc. (a)(d)	104,152	548,881
Goodrich Petroleum Corp. (a)(d)	59,308	1,212,849
Green Plains Renewable Energy, Inc. (a)(d)	48,253	497,488
Gulfport Energy Corp. (a)	69,539	2,057,659
Harvest Natural Resources, Inc. (a)(d)	74,832	919,685
HKN, Inc. (a)	28,420	81,281
Holly Corp.	110,765	6,901,767
Houston American Energy Corp. (d)	36,081	662,808
Hyperdynamics Corp. (a)(d)	267,830	1,272,193
International Coal Group, Inc. (a)	368,631	5,356,208
Isramco, Inc. (a)(d)	1,059	70,138
James River Coal Co. (a)(d)	72,283	1,584,443
Kinder Morgan Holding Co. LLC (d)	202,148	5,920,915
Kodiak Oil & Gas Corp. (a)(d)	359,908	2,465,370
Lucas Energy, Inc. (a)(d)	25,312	72,139
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magellan Petroleum Corp. (a)	98,389	$ 157,422
Magnum Hunter Resources Corp. (a)(d)	157,261	1,121,271
McMoRan Exploration Co. (a)(d)	328,760	6,055,759
Mexco Energy Corp. (a)	2,175	21,968
Miller Energy Resources, Inc. (a)(d)	61,949	359,924
Northern Oil & Gas, Inc. (a)(d)	112,519	2,261,632
Oasis Petroleum, Inc. (a)	86,610	2,619,953
Overseas Shipholding Group, Inc. (d)	58,145	1,587,940
Pacific Ethanol, Inc. (a)(d)	220,331	84,387
Panhandle Royalty Co. Class A	15,804	483,602
Patriot Coal Corp. (a)(d)	160,348	3,708,849
Penn Virginia Corp.	93,671	1,366,660
Petrohawk Energy Corp. (a)	624,002	16,517,333
Petroleum Development Corp. (a)	47,245	1,717,356
Petroquest Energy, Inc. (a)(d)	116,987	934,726
Plains Exploration & Production Co. (a)	289,828	10,680,162
PostRock Energy Corp. (a)	15,646	96,379
PrimeEnergy Corp. (a)	1,965	50,166
Pyramid Oil Co. (a)(d)	7,060	39,536
Quicksilver Resources, Inc. (a)	247,882	3,542,234
Ram Energy Resources, Inc. (a)(d)	134,902	215,843
Rentech, Inc. (a)(d)	462,003	480,483
Resolute Energy Corp. (a)(d)	126,445	2,200,143
Rex American Resources Corp. (a)	16,822	281,096
Rex Energy Corp. (a)(d)	71,177	929,572
Rosetta Resources, Inc. (a)	108,520	5,333,758
Royale Energy, Inc. (a)(d)	11,555	39,749
SandRidge Energy, Inc. (a)(d)	777,369	8,799,817
SemGroup Corp. Class A (a)	77,809	1,980,239
Ship Finance International Ltd. (NY Shares) (d)	92,332	1,784,778
SM Energy Co.	129,498	8,610,322
Southern Union Co.	241,284	7,318,144
Stone Energy Corp. (a)	87,794	2,832,234
Swift Energy Co. (a)	86,371	3,388,334
Syntroleum Corp. (a)(d)	146,427	267,961
Targa Resources Corp.	68,087	2,377,598
Teekay Corp.	88,986	2,985,480
Tengasco, Inc. (a)(d)	63,216	50,573
Toreador Resources Corp. (a)(d)	47,652	298,302
Tri-Valley Corp. (a)(d)	75,638	50,677
Ultra Petroleum Corp. (a)	314,322	15,282,336
Uranium Energy Corp. (a)(d)	119,558	376,608
Uranium Resources, Inc. (a)(d)	186,574	337,699
USEC, Inc. (a)(d)	238,636	997,498
Vaalco Energy, Inc. (a)	119,162	846,050
Venoco, Inc. (a)	63,393	931,877
Verenium Corp. (a)(d)	21,835	46,290
Voyager Oil & Gas, Inc. (a)(d)	74,774	228,061
W&T Offshore, Inc. (d)	74,263	1,923,412
Warren Resources, Inc. (a)	155,341	598,063

	Shares	Value
Western Refining, Inc. (a)(d)	111,962	$ 1,951,498
Westmoreland Coal Co. (a)	17,847	305,541
Whiting Petroleum Corp. (a)	242,072	16,243,031
World Fuel Services Corp.	142,662	5,218,576
Zion Oil & Gas, Inc. (a)(d)	53,596	293,170
Zion Oil & Gas, Inc. warrants 12/31/12 (a)(d)	6,501	16,773
		319,447,786
TOTAL ENERGY		460,717,858
FINANCIALS - 19.5%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	105,292	11,132,523
Arlington Asset Investment Corp.	20,855	602,292
Artio Global Investors, Inc. Class A (d)	101,446	1,419,230
BGC Partners, Inc. Class A	150,019	1,246,658
Calamos Asset Management, Inc. Class A	42,824	641,932
CIFC Deerfield Corp.	4,454	29,174
Cohen & Steers, Inc.	40,450	1,241,006
Cowen Group, Inc. Class A (a)(d)	72,811	299,981
Diamond Hill Investment Group, Inc.	5,018	401,591
Duff & Phelps Corp. Class A	48,284	710,740
Eaton Vance Corp. (non-vtg.)	242,183	7,640,874
Edelman Financial Group, Inc.	45,395	361,344
Epoch Holding Corp.	29,595	496,900
Evercore Partners, Inc. Class A	40,507	1,499,164
FBR Capital Markets Corp. (a)	115,653	419,820
Financial Engines, Inc. (a)	57,219	1,424,753
FirstCity Financial Corp. (a)	5,260	35,505
FXCM, Inc. Class A	29,307	290,139
GAMCO Investors, Inc. Class A	11,674	540,740
GFI Group, Inc.	127,737	578,649
Gleacher & Co., Inc. (a)(d)	147,210	328,278
Greenhill & Co., Inc.	59,638	3,319,451
HFF, Inc. (a)	56,103	916,162
Institutional Financial Markets, Inc. (a)	13,399	49,576
Internet Capital Group, Inc. (a)	73,379	956,128
INTL FCStone, Inc. (a)(d)	30,664	792,664
Investment Technology Group, Inc. (a)	88,032	1,332,804
Jefferies Group, Inc. (d)	258,883	5,731,670
JMP Group, Inc.	36,056	255,998
KBW, Inc.	72,402	1,539,267
Knight Capital Group, Inc. Class A (a)	204,279	2,520,803
LaBranche & Co., Inc. (a)	139,898	565,188
Ladenburg Thalmann Financial Services, Inc. (a)(d)	201,386	277,913
LPL Investment Holdings, Inc.	31,859	1,145,012
Medallion Financial Corp.	52,498	502,931
Merriman Holdings, Inc. (a)	1,525	3,416
MF Global Holdings Ltd. (a)(d)	348,125	2,684,044
Oppenheimer Holdings, Inc. Class A (non-vtg.)	30,185	858,160
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
optionsXpress Holdings, Inc.	89,742	$ 1,642,279
Penson Worldwide, Inc. (a)(d)	47,870	180,470
Piper Jaffray Companies (a)	44,362	1,473,706
Pzena Investment Management, Inc.	13,002	78,402
Raymond James Financial, Inc.	209,217	7,477,416
Rodman & Renshaw Capital Group, Inc. (a)(d)	48,067	66,332
Safeguard Scientifics, Inc. (a)	43,734	853,688
SEI Investments Co.	315,126	7,449,579
Stifel Financial Corp. (a)(d)	109,595	4,413,391
SWS Group, Inc.	80,179	521,164
TD Ameritrade Holding Corp.	470,229	10,133,435
Teton Advisors, Inc. (a)	145	2,211
TradeStation Group, Inc. (a)	91,873	894,843
U.S. Global Investments, Inc. Class A	32,703	259,008
Virtus Investment Partners, Inc. (a)	13,764	761,975
Waddell & Reed Financial, Inc. Class A	176,624	6,817,686
Westwood Holdings Group, Inc.	12,700	461,645
		98,279,710
Commercial Banks - 3.9%
1st Source Corp.	30,919	649,917
1st United Bancorp, Inc. (a)	59,992	373,750
Access National Corp.	1,859	14,035
ACNB Corp.	12,413	195,505
Alliance Financial Corp. (d)	10,655	308,036
American National Bankshares, Inc.	10,983	221,307
Ameris Bancorp (d)	48,535	452,346
AmeriServ Financial, Inc. (a)(d)	8,597	18,655
Ames National Corp. (d)	14,284	247,256
Anchor Bancorp	6,363	61,148
Arrow Financial Corp.	27,367	671,586
Associated Banc-Corp.	364,877	5,141,117
Athens Bancshares Corp.	7,000	93,520
Auburn National Bancorp., Inc.	1,912	37,475
BancFirst Corp.	17,657	705,750
Bancorp Rhode Island, Inc.	7,727	335,043
Bancorp, Inc., Delaware (a)	66,983	678,538
BancorpSouth, Inc.	162,956	2,092,355
BancTrust Financial Group, Inc. (a)(d)	20,602	50,269
Bank of Granite Corp. (a)(d)	46,225	32,358
Bank of Hawaii Corp.	97,578	4,625,197
Bank of Kentucky Financial Corp.	10,625	264,350
Bank of Marin Bancorp	11,021	402,707
Bank of the Ozarks, Inc.	33,098	1,608,894
Banner Corp.	229,317	642,088
Bar Harbor Bankshares (d)	9,461	269,165
BCB Bancorp, Inc.	2,874	31,585
Berkshire Bancorp, Inc. (a)	1,110	7,504
BOK Financial Corp.	55,107	2,921,222
Boston Private Financial Holdings, Inc.	161,973	1,069,022
Bridge Bancorp, Inc. (d)	10,963	240,309

	Shares	Value
Bridge Capital Holdings (a)	6,124	$ 65,527
Bryn Mawr Bank Corp.	21,145	443,834
Camden National Corp.	15,714	515,105
Cape Bancorp, Inc. (a)	21,612	218,930
Capital Bank Corp. (a)	18,858	74,489
Capital City Bank Group, Inc. (d)	29,072	313,105
CapitalSource, Inc.	622,234	4,025,854
Cardinal Financial Corp.	61,598	681,890
Cascade Bancorp (a)(d)	3,746	30,380
Cascade Financial Corp. (a)	13,915	6,086
Cathay General Bancorp	164,381	2,679,410
Center Bancorp, Inc. (d)	24,715	250,857
Center Financial Corp. (a)	92,580	605,473
Centerstate Banks of Florida, Inc.	56,952	399,234
Central Pacific Financial Corp. (a)	4,664	66,882
Century Bancorp, Inc. Class A (non-vtg.)	4,397	113,091
Chemical Financial Corp.	55,700	1,096,176
CIT Group, Inc. (a)	369,338	16,372,754
Citizens & Northern Corp. (d)	28,411	404,289
Citizens Banking Corp., Michigan (a)(d)	806,689	699,964
Citizens Holding Co.	1,955	36,930
City Holding Co.	34,461	1,112,056
City National Corp.	98,339	5,539,436
CNB Financial Corp., Pennsylvania	24,450	339,366
CoBiz, Inc.	125,456	805,428
Colony Bankcorp, Inc. (a)	4,000	13,760
Columbia Banking Systems, Inc.	82,145	1,477,789
Commerce Bancshares, Inc.	161,560	6,911,537
Community Bank System, Inc. (d)	78,278	1,963,212
Community Capital Corp. (a)	2,185	6,992
Community Trust Bancorp, Inc.	34,249	941,163
Cullen/Frost Bankers, Inc.	119,170	6,940,461
CVB Financial Corp. (d)	198,407	1,779,711
Danvers Bancorp, Inc.	44,840	1,006,210
Dearborn Bancorp, Inc. (a)(d)	48,889	62,578
Eagle Bancorp, Inc., Maryland (a)(d)	39,936	505,989
East West Bancorp, Inc.	307,876	6,185,229
Eastern Virgina Bankshares, Inc.	3,012	10,030
Encore Bancshares, Inc. (a)(d)	19,804	237,450
Enterprise Bancorp, Inc.	4,756	89,032
Enterprise Financial Services Corp.	35,927	505,134
Farmers Capital Bank Corp. (a)	5,824	39,137
Fidelity Southern Corp.	10,339	68,548
Financial Institutions, Inc.	26,944	439,996
First Bancorp, North Carolina	34,349	410,127
First Bancorp, Puerto Rico (a)(d)	39,461	199,673
First Busey Corp.	155,543	791,714
First California Financial Group, Inc. (a)	58,547	210,769
First Citizen Bancshares, Inc.	12,870	2,517,243
First Commonwealth Financial Corp.	203,751	1,191,943
First Community Bancshares, Inc.	34,379	499,871
First Financial Bancorp, Ohio	125,711	2,011,376
First Financial Bankshares, Inc. (d)	53,974	2,853,066
First Financial Corp., Indiana	24,105	781,966
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
First Financial Service Corp. (a)	745	$ 2,503
First Interstate Bancsystem, Inc.	33,673	478,157
First M&F Corp.	1,684	6,231
First Mariner Bancorp, Inc. (a)	999	558
First Merchants Corp.	56,317	475,879
First Midwest Bancorp, Inc., Delaware	155,623	1,904,826
First of Long Island Corp.	15,466	416,654
First Republic Bank (d)	162,906	5,253,719
First Security Group, Inc. (a)	10,700	6,746
First South Bancorp, Inc., Virginia (d)	24,689	103,694
First United Corp.	5,930	30,243
Firstbank Corp., Michigan	7,615	42,949
FirstMerit Corp.	225,032	3,665,771
FNB Corp., North Carolina (a)(d)	14,866	6,244
FNB Corp., Pennsylvania	238,912	2,520,522
Fulton Financial Corp.	413,765	4,609,342
German American Bancorp, Inc.	25,909	455,221
Glacier Bancorp, Inc.	149,478	2,125,577
Great Southern Bancorp, Inc. (d)	21,585	398,459
Green Bankshares, Inc. (a)(d)	33,783	90,876
Guaranty Bancorp (a)	79,862	115,800
Hampton Roads Bankshares, Inc. (a)(d)	51,317	1,349,124
Hancock Holding Co.	76,899	2,484,607
Hanmi Financial Corp. (a)(d)	396,181	475,417
Hawthorn Bancshares, Inc.	5,846	47,353
Heartland Financial USA, Inc.	31,079	444,740
Heritage Commerce Corp. (a)	40,322	219,352
Heritage Financial Corp., Washington	35,332	478,395
Heritage Oaks Bancorp (a)	15,397	55,121
Home Bancorp, Inc. (a)(d)	13,205	199,924
Home Bancshares, Inc.	54,121	1,297,822
Horizon Bancorp Industries	3,285	89,089
Hudson Valley Holding Corp.	30,084	658,539
IBERIABANK Corp.	64,510	3,789,963
Independent Bank Corp. (a)(d)	17,064	43,684
Independent Bank Corp., Massachusetts	45,285	1,342,247
International Bancshares Corp.	125,554	2,143,207
Intervest Bancshares Corp. Class A (a)	43,436	140,298
Investors Bancorp, Inc. (a)	108,165	1,619,230
Lakeland Bancorp, Inc.	53,953	558,953
Lakeland Financial Corp.	34,881	779,590
Macatawa Bank Corp. (a)(d)	33,992	81,581
Macatawa Bank Corp. rights (a)	33,992	3,399
MainSource Financial Group, Inc. (d)	42,624	328,205
MB Financial, Inc.	110,691	2,199,430
MBT Financial Corp. (a)(d)	10,000	15,000
Mercantile Bancorp, Inc., Illinois (a)(d)	5,364	4,935
Mercantile Bank Corp. (a)(d)	17,873	161,751
Merchants Bancshares, Inc.	11,980	303,214
Metro Bancorp, Inc. (a)	41,607	468,911
Metrocorp Bancshares, Inc. (a)	20,862	135,603

	Shares	Value
Middleburg Financial Corp.	11,956	$ 186,394
Midsouth Bancorp, Inc.	24,320	340,723
MidWestOne Financial Group, Inc.	14,000	192,220
Nara Bancorp, Inc. (a)(d)	72,607	616,433
National Bankshares, Inc.	13,956	350,714
National Penn Bancshares, Inc.	283,008	2,136,710
NBT Bancorp, Inc.	75,329	1,656,485
NewBridge Bancorp (a)	22,942	107,369
North Valley Bancorp (a)	2,276	23,192
Northern States Financial Corp. (a)(d)	2,836	3,545
Northfield Bancorp, Inc.	48,748	689,784
Northrim Bancorp, Inc.	10,594	209,443
Norwood Financial Corp.	1,403	38,947
Ohio Valley Banc Corp.	6,000	110,400
Old National Bancorp, Indiana	183,246	1,979,057
Old Second Bancorp, Inc. (d)	34,774	39,990
OmniAmerican Bancorp, Inc. (a)	21,285	305,014
Oriental Financial Group, Inc.	97,881	1,207,852
Orrstown Financial Services, Inc.	13,986	365,314
Pacific Capital Bancorp NA (a)(d)	18,601	571,981
Pacific Continental Corp.	39,001	361,539
Pacific Mercantile Bancorp (a)(d)	7,285	26,445
PacWest Bancorp	65,972	1,392,009
Park National Corp.	28,387	1,914,135
Park Sterling Corp. (a)	55,000	275,000
Peapack-Gladstone Financial Corp.	16,611	213,451
Penns Woods Bancorp, Inc. (d)	7,632	270,249
Peoples Bancorp, Inc.	20,106	250,521
Peoples Financial Corp., Mississippi	6,457	92,077
Pinnacle Financial Partners, Inc. (a)(d)	71,032	1,101,706
Popular, Inc. (a)	2,140,931	6,208,700
Porter Bancorp, Inc.	3,733	22,323
Preferred Bank, Los Angeles California (a)	88,022	132,913
Premier Financial Bancorp, Inc.	2,538	18,223
PremierWest Bancorp (a)(d)	17,140	31,880
Princeton National Bancorp, Inc. (a)(d)	2,512	14,017
PrivateBancorp, Inc.	138,942	2,274,481
Prosperity Bancshares, Inc.	96,666	4,229,138
QCR Holdings, Inc.	4,300	38,485
Renasant Corp.	54,170	810,925
Republic Bancorp, Inc., Kentucky Class A	22,049	451,123
Republic First Bancorp, Inc. (a)	43,056	105,487
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	11,598
S&T Bancorp, Inc.	59,334	1,105,392
S.Y. Bancorp, Inc.	26,121	641,532
Sandy Spring Bancorp, Inc.	51,493	969,613
Savannah Bancorp, Inc. (a)	3,956	29,670
SCBT Financial Corp.	26,806	835,811
Seacoast Banking Corp., Florida (a)	204,897	368,815
Shore Bancshares, Inc.	20,686	160,317
Sierra Bancorp (d)	28,927	319,354
Signature Bank, New York (a)(d)	84,744	4,823,628
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Simmons First National Corp. Class A	35,300	$ 922,742
Southern National Bancorp of Virginia, Inc. (a)	11,018	72,609
Southside Bancshares, Inc. (d)	38,340	772,934
Southwest Bancorp, Inc., Oklahoma (a)	44,454	557,009
Southwest Georgia Financial Corp.	835	9,102
State Bancorp, Inc., New York	30,308	394,004
State Bank Financial Corp. (a)	65,049	1,105,833
StellarOne Corp.	47,424	580,470
Sterling Bancorp, New York	62,200	593,388
Sterling Bancshares, Inc.	214,966	1,825,061
Sterling Financial Corp., Washington (a)	50,945	924,652
Suffolk Bancorp (d)	24,189	371,301
Summit Financial Group, Inc. (a)	1,800	6,552
Sun Bancorp, Inc., New Jersey (a)	86,246	331,185
Susquehanna Bancshares, Inc.	279,314	2,435,618
SVB Financial Group (a)(d)	87,509	5,196,284
Synovus Financial Corp.	1,517,723	3,612,181
Taylor Capital Group, Inc. (a)(d)	28,054	269,318
TCF Financial Corp.	279,199	4,201,945
Tennessee Commerce Bancorp, Inc. (a)	41,943	106,535
Texas Capital Bancshares, Inc. (a)(d)	76,497	1,914,720
The First Bancorp, Inc. (d)	19,885	287,338
TIB Financial Corp. (a)	777	12,510
Tompkins Financial Corp.	19,783	766,591
Tower Bancorp, Inc.	30,952	648,444
TowneBank (d)	60,370	836,125
Trico Bancshares	30,606	455,111
Trustmark Corp.	117,611	2,803,846
UMB Financial Corp.	67,992	2,899,859
Umpqua Holdings Corp.	239,874	2,873,691
Union/First Market Bankshares Corp.	39,707	501,896
United Bankshares, Inc., West Virginia	89,815	2,178,014
United Community Banks, Inc., Georgia (a)(d)	205,620	450,308
United Security Bancshares, Inc.	8,545	58,875
United Security Bancshares, California (d)	6,989	21,386
Univest Corp. of Pennsylvania	33,462	569,858
Valley National Bancorp	355,234	4,827,630
Virginia Commerce Bancorp, Inc. (a)(d)	58,708	341,681
VIST Financial Corp.	16,629	118,398
Washington Banking Co., Oak Harbor	33,279	441,612
Washington Trust Bancorp, Inc.	34,101	799,327
Webster Financial Corp.	154,592	3,224,789
WesBanco, Inc.	56,089	1,111,123
West Bancorp., Inc.	25,000	194,000
West Coast Bancorp (a)	36,737	641,428
Westamerica Bancorp.	70,836	3,563,051
Western Alliance Bancorp. (a)(d)	158,252	1,166,317
Whitney Holding Corp.	202,069	2,713,787

	Shares	Value
Wilshire Bancorp, Inc. (a)(d)	124,300	$ 389,059
Wintrust Financial Corp. (d)	73,165	2,375,668
Xenith Bankshares, Inc. (a)	16,585	67,003
Yadkin Valley Financial Corp. (a)	15,173	35,657
		250,848,865
Consumer Finance - 0.3%
Advance America Cash Advance Centers, Inc.	114,471	703,997
Cash America International, Inc.	61,500	3,201,690
CompuCredit Holdings Corp. (a)	36,887	134,638
Consumer Portfolio Services, Inc. (a)	11,918	12,991
Credit Acceptance Corp. (a)	11,421	913,680
Dollar Financial Corp. (a)	89,244	2,026,731
EZCORP, Inc. (non-vtg.) Class A (a)	95,526	3,132,298
First Cash Financial Services, Inc. (a)(d)	61,832	2,581,486
First Marblehead Corp. (a)(d)	128,010	230,418
Green Dot Corp. Class A (d)	22,190	859,641
Imperial Holdings, Inc. (a)	33,575	338,100
Nelnet, Inc. Class A	61,253	1,346,953
Netspend Holdings, Inc. (d)	69,646	583,633
QC Holdings, Inc.	15,649	69,325
White River Capital, Inc.	3,701	71,429
World Acceptance Corp. (a)(d)	32,475	2,165,433
		18,372,443
Diversified Financial Services - 0.4%
Asset Acceptance Capital Corp. (a)(d)	17,141	70,278
Asta Funding, Inc. (d)	23,730	183,196
California First National Bancorp	373	5,621
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	24,344	640,734
Compass Diversified Holdings (d)	81,570	1,273,308
Encore Capital Group, Inc. (a)	31,003	1,025,889
Gain Capital Holdings, Inc. (d)	22,236	134,083
Interactive Brokers Group, Inc.	76,687	1,315,949
Life Partners Holdings, Inc. (d)	22,647	103,723
MarketAxess Holdings, Inc.	79,374	1,901,801
Marlin Business Services Corp. (a)	17,704	218,644
MicroFinancial, Inc.	5,166	29,033
MSCI, Inc. Class A (a)	245,993	9,291,156
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)	67,474	659,221
PHH Corp. (a)	116,881	2,450,995
PICO Holdings, Inc. (a)(d)	42,864	1,278,633
Portfolio Recovery Associates, Inc. (a)	35,226	3,051,276
Primus Guaranty Ltd. (a)	24,036	118,978
Resource America, Inc. Class A	23,799	148,030
		23,900,548
Insurance - 3.9%
21st Century Holding Co.	8,797	24,632
Alleghany Corp.	15,112	5,034,865
Allied World Assurance Co. Holdings Ltd.	90,914	5,511,207
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Equity Investment Life Holding Co. (d)	119,336	$ 1,550,175
American Financial Group, Inc.	163,154	5,801,756
American Independence Corp. (a)	3,087	18,121
American National Insurance Co.	30,820	2,477,928
American Safety Insurance Group Ltd. (a)	24,056	445,758
Amerisafe, Inc. (a)	44,533	1,030,494
Amtrust Financial Services, Inc.	49,229	1,118,975
Arch Capital Group Ltd. (a)	303,700	10,243,801
Argo Group International Holdings, Ltd.	64,674	1,911,117
Arthur J. Gallagher & Co.	216,012	6,201,705
Aspen Insurance Holdings Ltd.	146,858	3,944,606
Assured Guaranty Ltd.	348,889	5,938,091
Axis Capital Holdings Ltd.	254,841	8,394,463
Baldwin & Lyons, Inc. Class B	18,379	417,020
Brown & Brown, Inc.	235,677	6,219,516
Citizens, Inc. Class A (a)(d)	77,316	535,800
CNA Financial Corp.	58,691	1,792,423
CNA Surety Corp. (a)	32,491	862,311
CNO Financial Group, Inc. (a)	473,962	3,668,466
Crawford & Co. Class B	55,776	406,607
Delphi Financial Group, Inc. Class A	96,064	2,802,187
Donegal Group, Inc. Class A	26,385	369,654
Eastern Insurance Holdings, Inc.	14,834	195,067
eHealth, Inc. (a)(d)	59,193	784,899
EMC Insurance Group	12,011	239,259
Employers Holdings, Inc.	87,592	1,454,903
Endurance Specialty Holdings Ltd.	92,650	3,762,517
Enstar Group Ltd. (a)	20,537	2,089,229
Erie Indemnity Co. Class A	61,158	4,355,673
Everest Re Group Ltd.	106,400	9,466,408
FBL Financial Group, Inc. Class A	27,794	883,015
Fidelity National Financial, Inc. Class A	471,276	7,530,990
First Acceptance Corp. (a)	24,679	43,682
First American Financial Corp.	211,483	3,400,647
Flagstone Reinsurance Holdings Ltd.	59,995	524,356
Fortegra Financial Corp. (a)	10,980	103,541
FPIC Insurance Group, Inc. (a)	23,952	991,134
Global Indemnity PLC (a)	37,631	871,910
Greenlight Capital Re, Ltd. (a)	63,768	1,673,272
Hallmark Financial Services, Inc. (a)	23,631	168,962
Hanover Insurance Group, Inc.	93,318	3,831,637
Harleysville Group, Inc.	30,356	972,303
HCC Insurance Holdings, Inc.	234,497	7,759,506
Hilltop Holdings, Inc. (a)	103,357	1,018,066
Horace Mann Educators Corp.	81,387	1,328,236
Independence Holding Co.	11,587	120,157
Infinity Property & Casualty Corp.	26,156	1,390,453
Investors Title Co.	2,693	108,043
Kansas City Life Insurance Co.	8,684	261,302
Maiden Holdings Ltd.	134,324	1,262,646

	Shares	Value
Markel Corp. (a)(d)	20,047	$ 8,292,842
MBIA, Inc. (a)(d)	325,177	2,861,558
Meadowbrook Insurance Group, Inc.	111,638	1,101,867
Mercury General Corp.	52,091	2,170,632
Montpelier Re Holdings Ltd. (d)	139,421	2,622,509
National Financial Partners Corp. (a)(d)	89,273	1,166,798
National Interstate Corp.	12,547	270,890
National Security Group, Inc.	2,778	33,058
National Western Life Insurance Co. Class A	5,143	784,308
Navigators Group, Inc. (a)	29,134	1,393,188
Old Republic International Corp.	500,363	6,219,512
OneBeacon Insurance Group Ltd.	47,103	706,545
PartnerRe Ltd.	144,008	10,777,559
Phoenix Companies, Inc. (a)(d)	232,680	553,778
Platinum Underwriters Holdings Ltd.	80,221	2,738,745
Presidential Life Corp.	46,934	495,154
Primerica, Inc.	82,487	1,770,996
ProAssurance Corp. (a)	64,616	4,543,151
Protective Life Corp.	178,332	4,304,934
Reinsurance Group of America, Inc.	149,743	9,513,173
RenaissanceRe Holdings Ltd.	112,910	8,125,004
RLI Corp.	38,582	2,324,566
Safety Insurance Group, Inc.	31,170	1,399,533
SeaBright Insurance Holdings, Inc.	51,078	517,420
Selective Insurance Group, Inc.	108,320	1,794,862
StanCorp Financial Group, Inc. (d)	96,491	4,166,481
State Auto Financial Corp.	29,911	499,215
Stewart Information Services Corp.	39,262	411,073
Symetra Financial Corp.	198,347	2,661,817
Tower Group, Inc.	79,758	1,938,119
Transatlantic Holdings, Inc.	131,778	6,132,948
Unico American Corp.	2,607	25,418
United Fire & Casualty Co.	45,430	861,353
Unitrin, Inc.	94,827	2,828,689
Universal Insurance Holdings, Inc.	43,849	236,346
Validus Holdings Ltd.	142,585	4,595,515
W.R. Berkley Corp.	258,699	8,565,524
Wesco Financial Corp.	3,395	1,317,260
White Mountains Insurance Group Ltd.	14,479	5,929,151
		249,964,982
Real Estate Investment Trusts - 7.8%
Acadia Realty Trust (SBI)	81,368	1,680,249
Agree Realty Corp. (d)	26,797	609,632
Alexanders, Inc.	7,047	2,763,974
Alexandria Real Estate Equities, Inc.	126,027	10,402,269
AMB Property Corp. (REIT)	345,762	12,789,736
American Assets Trust, Inc.	49,962	1,120,148
American Campus Communities, Inc.	138,724	4,902,506
American Capital Agency Corp. (d)	249,170	7,567,293
Annaly Capital Management, Inc. (d)	1,634,135	29,626,868
Anworth Mortgage Asset Corp.	286,499	2,077,118
Apollo Commercial Real Estate Finance, Inc.	43,970	718,030
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arbor Realty Trust, Inc. (a)	40,711	$ 205,183
Armour Residential REIT, Inc. (d)	81,127	619,810
Ashford Hospitality Trust, Inc.	122,161	1,743,237
Associated Estates Realty Corp.	85,017	1,433,387
BioMed Realty Trust, Inc.	269,611	5,524,329
Brandywine Realty Trust (SBI)	281,518	3,592,170
BRE Properties, Inc.	150,689	7,688,153
BRT Realty Trust (a)	7,942	51,226
Camden Property Trust (SBI)	139,782	8,985,187
Campus Crest Communities, Inc.	70,294	899,763
Capital Trust, Inc. Class A (a)(d)	74,422	331,922
CapLease, Inc.	136,542	697,730
Capstead Mortgage Corp.	153,616	2,038,484
CBL & Associates Properties, Inc.	295,347	5,682,476
Cedar Shopping Centers, Inc.	105,841	560,957
Chatham Lodging Trust	29,978	491,339
Chesapeake Lodging Trust	60,371	1,074,604
Chimera Investment Corp. (d)	2,093,327	8,184,909
Cogdell Spencer, Inc.	115,249	691,494
Colonial Properties Trust (SBI)	159,511	3,365,682
Colony Financial, Inc. (d)	63,933	1,179,564
CommonWealth REIT	153,628	4,009,691
Coresite Realty Corp.	56,834	1,005,962
Corporate Office Properties Trust (SBI)	137,026	4,853,461
Cousins Properties, Inc.	257,353	2,256,986
Crexus Investment Corp.	147,343	1,666,449
Cypress Sharpridge Investments, Inc. (d)	166,286	2,135,112
DCT Industrial Trust, Inc.	491,490	2,781,833
Developers Diversified Realty Corp.	400,401	5,801,810
DiamondRock Hospitality Co.	340,338	3,913,887
Digital Realty Trust, Inc.	184,765	11,523,793
Douglas Emmett, Inc.	255,347	5,375,054
Duke Realty LP	517,332	7,780,673
DuPont Fabros Technology, Inc. (d)	145,560	3,804,938
EastGroup Properties, Inc.	54,633	2,562,834
Education Realty Trust, Inc.	141,737	1,233,112
Entertainment Properties Trust (SBI) (d)	96,934	4,709,054
Equity Lifestyle Properties, Inc.	62,801	3,689,559
Equity One, Inc.	117,196	2,298,214
Essex Property Trust, Inc.	63,100	8,683,191
Excel Trust, Inc.	36,356	440,635
Extra Space Storage, Inc.	177,946	3,872,105
Federal Realty Investment Trust (SBI)	131,306	11,502,406
FelCor Lodging Trust, Inc. (a)	246,012	1,532,655
First Industrial Realty Trust, Inc. (a)(d)	138,938	1,747,840
First Potomac Realty Trust	104,179	1,748,124
Franklin Street Properties Corp.	149,212	2,042,712
General Growth Properties, Inc.	812,546	13,390,758
Getty Realty Corp. (d)	56,172	1,457,663
Gladstone Commercial Corp.	27,168	521,626
Glimcher Realty Trust	202,481	2,073,405

	Shares	Value
Government Properties Income Trust	71,296	$ 1,887,918
Gramercy Capital Corp. (a)(d)	82,269	194,978
Hatteras Financial Corp.	151,088	4,413,280
Healthcare Realty Trust, Inc.	130,946	2,883,431
Hersha Hospitality Trust	303,461	1,826,835
Highwoods Properties, Inc. (SBI)	144,932	5,229,147
Home Properties, Inc.	75,772	4,690,287
Hospitality Properties Trust (SBI)	257,451	6,353,891
Hudson Pacific Properties, Inc.	42,636	684,308
Inland Real Estate Corp.	155,936	1,423,696
Invesco Mortgage Capital, Inc.	139,294	3,171,724
Investors Real Estate Trust (d)	171,499	1,661,825
iStar Financial, Inc. (a)(d)	192,898	1,660,852
Kilroy Realty Corp.	118,667	4,921,120
Kite Realty Group Trust	135,125	676,976
LaSalle Hotel Properties (SBI)	171,192	4,789,952
Lexington Corporate Properties Trust (d)	247,885	2,340,034
Liberty Property Trust (SBI) (d)	231,363	8,342,950
LTC Properties, Inc.	60,414	1,783,421
Mack-Cali Realty Corp.	173,892	6,148,821
Medical Properties Trust, Inc.	230,269	2,846,125
MFA Financial, Inc.	719,071	5,925,145
Mid-America Apartment Communities, Inc.	68,627	4,704,381
Mission West Properties, Inc.	44,320	365,640
Monmouth Real Estate Investment Corp. Class A	55,007	472,510
MPG Office Trust, Inc. (a)(d)	152,070	416,672
National Health Investors, Inc.	53,803	2,535,197
National Retail Properties, Inc. (d)	171,013	4,408,715
Nationwide Health Properties, Inc.	269,253	11,793,281
New York Mortgage Trust, Inc.	30,020	216,144
NorthStar Realty Finance Corp. (d)	192,008	840,995
Omega Healthcare Investors, Inc.	202,387	4,308,819
One Liberty Properties, Inc.	26,364	421,033
Parkway Properties, Inc.	47,937	880,123
Pebblebrook Hotel Trust	100,383	2,182,326
Pennsylvania Real Estate Investment Trust (SBI)	112,095	1,923,550
Pennymac Mortgage Investment Trust	52,573	897,421
Piedmont Office Realty Trust, Inc. Class A	356,503	7,329,702
PMC Commercial Trust	7,785	65,705
Post Properties, Inc.	98,663	4,153,712
Potlatch Corp.	89,624	3,226,464
PS Business Parks, Inc.	49,059	2,820,402
RAIT Financial Trust (SBI) (d)	207,394	443,823
Ramco-Gershenson Properties Trust (SBI)	91,827	1,206,607
Rayonier, Inc.	160,092	10,628,508
Realty Income Corp.	235,930	8,290,580
Redwood Trust, Inc.	149,734	2,328,364
Regency Centers Corp.	166,537	7,712,328
Resource Capital Corp.	127,105	861,772
Retail Opportunity Investments Corp.	96,644	1,059,218
RLJ Lodging Trust (a)(d)	56,797	1,036,545
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Sabra Health Care REIT, Inc.	76,300	$ 1,328,383
Saul Centers, Inc.	18,146	724,388
Senior Housing Properties Trust (SBI)	291,488	7,039,435
SL Green Realty Corp.	161,052	14,496,291
Sovran Self Storage, Inc.	63,213	2,652,417
Stag Industrial, Inc.	28,295	359,347
Starwood Property Trust, Inc.	195,148	4,242,518
Strategic Hotel & Resorts, Inc. (a)	307,646	2,058,152
Sun Communities, Inc.	40,021	1,594,437
Sunstone Hotel Investors, Inc. (a)	299,880	3,049,780
Supertel Hospitality, Inc., Maryland (a)	13,197	14,517
Tanger Factory Outlet Centers, Inc.	159,627	4,383,357
Taubman Centers, Inc.	111,929	6,779,540
Terreno Realty Corp.	17,736	302,399
The Macerich Co.	267,502	14,544,084
Transcontinental Realty Investors, Inc. (a)(d)	1,497	3,698
Two Harbors Investment Corp.	135,612	1,456,473
U-Store-It Trust	172,596	1,945,157
UDR, Inc.	369,791	9,636,753
UMH Properties, Inc.	19,585	196,829
Universal Health Realty Income Trust (SBI)	28,666	1,241,524
Urstadt Biddle Properties, Inc.	5,274	93,086
Urstadt Biddle Properties, Inc. Class A	50,629	970,052
Walter Investment Management Corp.	55,484	972,080
Washington (REIT) (SBI)	129,873	4,484,515
Weingarten Realty Investors (SBI)	245,729	6,541,306
Whitestone REIT Class B	18,116	230,617
Winthrop Realty Trust	45,512	558,432
		503,001,791
Real Estate Management & Development - 0.6%
American Realty Investments, Inc. (a)	1,965	5,109
Avatar Holdings, Inc. (a)	24,216	430,803
Brookfield Properties Corp.	539,635	10,553,778
Brookfield Properties Corp. rights 6/10/11 (a)	535,269	10,705
Consolidated-Tomoka Land Co.	11,328	342,672
Forest City Enterprises, Inc. Class A (a)(d)	252,848	4,847,096
Forestar Group, Inc. (a)(d)	73,423	1,338,501
Grubb & Ellis Co. (a)(d)	102,602	58,996
Howard Hughes Corp. (a)	78,466	6,001,080
Jones Lang LaSalle, Inc.	86,646	8,417,659
Kennedy-Wilson Holdings, Inc. (a)(d)	67,305	774,008
Maui Land & Pineapple, Inc. (a)	17,270	85,314
Preferred Apartment Communities, Inc. Class A	2,507	23,190
Stratus Properties, Inc. (a)	2,986	41,058
Tejon Ranch Co. (a)(d)	30,567	1,126,394
The St. Joe Co. (a)(d)	189,083	4,108,774

	Shares	Value
Thomas Properties Group, Inc. (a)(d)	74,194	$ 245,582
ZipRealty, Inc. (a)	13,953	35,301
		38,446,020
Thrifts & Mortgage Finance - 1.1%
Abington Bancorp, Inc.	45,893	522,721
Alliance Bancorp, Inc. of Pennsylvania	6,385	70,235
Anchor BanCorp Wisconsin, Inc. (a)(d)	89,689	69,868
Astoria Financial Corp.	188,613	2,738,661
Bank Mutual Corp.	109,952	448,604
BankAtlantic Bancorp, Inc.:
rights 6/16/11 (a)	59,808	1,334
(non-vtg.) Class A (a)(d)	95,847	74,023
BankFinancial Corp.	45,531	387,014
BankUnited, Inc.	56,059	1,589,833
BCSB Bancorp, Inc. (a)	2,564	34,460
Beacon Federal Bancorp, Inc.	11,844	161,256
Beneficial Mutual Bancorp, Inc. (a)	85,327	717,600
Berkshire Hills Bancorp, Inc.	32,922	725,930
BofI Holding, Inc. (a)(d)	20,442	309,492
Brookline Bancorp, Inc., Delaware (d)	135,467	1,182,627
Camco Financial Corp. (a)	7,852	14,134
Capitol Federal Financial, Inc.	352,807	4,216,044
CFS Bancorp, Inc.	7,861	44,886
Cheviot Financial Corp.	52	469
Chicopee Bancorp, Inc. (a)	7,735	112,235
Citizens South Banking Corp., Delaware	11,035	49,106
Clifton Savings Bancorp, Inc.	23,320	256,054
Colonial Financial Services, Inc. (a)	6,111	73,454
Dime Community Bancshares, Inc.	83,947	1,176,937
Doral Financial Corp. (a)	177,163	368,499
Eagle Bancorp Montana, Inc.	15,964	174,487
ESB Financial Corp.	28,009	320,983
ESSA Bancorp, Inc.	31,156	367,018
Farmer Mac Class C (non-vtg.) (d)	21,618	411,823
FedFirst Financial Corp.	6,288	92,748
First Clover Leaf Financial Corp.	10,566	73,117
First Defiance Financial Corp. (a)	20,961	299,113
First Federal Bancshares of Arkansas, Inc. (a)(d)	1,589	14,110
First Federal Bancshares of Arkansas, Inc. rights (a)	750	13,230
First Financial Holdings, Inc.	36,582	365,820
First Financial Northwest, Inc. (a)	33,079	192,520
First Niagara Financial Group, Inc.	641,692	9,112,026
First PacTrust Bancorp, Inc.	5,332	83,286
First Place Financial Corp. (a)(d)	22,128	33,192
Flagstar Bancorp, Inc. (a)	500,000	710,000
Flushing Financial Corp.	72,793	976,882
Fox Chase Bancorp, Inc.	31,882	423,712
Franklin Financial Corp./VA (a)	25,593	305,836
Heritage Financial Group, Inc.	3,578	42,042
HMN Financial, Inc. (a)	2,852	7,501
Home Federal Bancorp, Inc.	34,573	384,797
HopFed Bancorp, Inc.	9,885	77,894
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Impac Mortgage Holdings, Inc. (a)(d)	20,302	$ 57,861
Indiana Community Bancorp	7,537	120,969
Jefferson Bancshares, Inc., Tennessee (a)	5,738	19,280
Kaiser Federal Financial Group, Inc.	21,464	267,012
Kearny Financial Corp.	52,612	495,605
Legacy Bancorp, Inc.	18,619	253,218
Louisiana Bancorp, Inc. (a)	240	3,677
Meridian Interstate Bancorp, Inc. (a)(d)	14,271	189,662
Meta Financial Group, Inc.	5,597	82,276
MGIC Investment Corp. (a)	412,308	3,323,202
MutualFirst Financial, Inc.	2,603	22,099
NASB Financial, Inc. (a)(d)	3,384	41,995
New England Bancshares, Inc.	7,230	69,191
New York Community Bancorp, Inc. (d)	906,250	14,681,250
Northeast Community Bancorp, Inc.	8,762	59,319
Northwest Bancshares, Inc.	104,410	1,310,346
OceanFirst Financial Corp.	36,227	492,687
Oconee Federal Financial Corp.	4,827	57,924
Ocwen Financial Corp. (a)	156,539	1,881,599
Oritani Financial Corp.	43,733	547,537
Parkvale Financial Corp.	5,913	62,441
Peoples Federal Bancshares, Inc. (a)	9,219	128,144
Provident Financial Holdings, Inc.	21,034	162,172
Provident Financial Services, Inc.	125,938	1,799,654
Provident New York Bancorp	82,178	756,859
Pulaski Financial Corp.	7,400	54,020
PVF Capital Corp. (a)	16,043	30,482
Radian Group, Inc.	272,066	1,354,889
Riverview Bancorp, Inc. (a)	20,156	59,259
Rockville Financial, Inc.	27,199	258,934
Roma Financial Corp.	23,122	252,261
SI Financial Group, Inc.	9,136	93,370
Territorial Bancorp, Inc.	25,512	515,342
TF Financial Corp.	1,866	39,559
TFS Financial Corp.	196,440	2,013,510
The PMI Group, Inc. (a)(d)	293,473	425,536
Timberland Bancorp, Inc. (a)	12,774	70,640
Tree.com, Inc. (a)(d)	15,968	90,858
Trustco Bank Corp., New York	189,881	1,124,096
United Community Financial Corp., Ohio (a)	28,070	34,526
United Financial Bancorp, Inc.	38,185	610,578
ViewPoint Financial Group	52,099	678,850
Walker & Dunlop, Inc.	23,394	318,158
Washington Federal, Inc.	240,103	3,815,237
Waterstone Financial, Inc. (a)(d)	7,726	21,401
Westfield Financial, Inc.	94,628	796,768

	Shares	Value
Wolverine Bancorp, Inc. (a)	6,361	$ 94,779
WSFS Financial Corp.	22,660	946,508
		70,413,153
TOTAL FINANCIALS		1,253,227,512
HEALTH CARE - 11.6%
Biotechnology - 3.2%
Aastrom Biosciences, Inc. (a)(d)	91,835	300,300
Acadia Pharmaceuticals, Inc. (a)	109,109	206,216
Achillion Pharmaceuticals, Inc. (a)	105,385	789,334
Acorda Therapeutics, Inc. (a)	80,024	2,628,788
ADVENTRX Pharmaceuticals, Inc. (a)(d)	44,303	111,644
Affymax, Inc. (a)	60,162	425,947
Agenus, Inc. (a)(d)	203,925	187,611
Alexion Pharmaceuticals, Inc. (a)	375,728	17,817,022
Alkermes, Inc. (a)(d)	196,408	3,598,195
Allos Therapeutics, Inc. (a)(d)	159,058	349,928
Alnylam Pharmaceuticals, Inc. (a)(d)	76,999	806,180
AMAG Pharmaceuticals, Inc. (a)(d)	41,784	771,333
Amicus Therapeutics, Inc. (a)	19,805	147,547
Amylin Pharmaceuticals, Inc. (a)(d)	268,338	3,727,215
Anacor Pharmaceuticals, Inc. (d)	19,899	125,762
Anadys Pharmaceuticals, Inc. (a)	113,388	140,601
Anthera Pharmaceuticals, Inc. (a)(d)	21,241	172,689
ARCA biopharma, Inc. (a)(d)	10,234	21,389
Ardea Biosciences, Inc. (a)	34,164	853,758
Arena Pharmaceuticals, Inc. (a)(d)	260,052	374,475
ARIAD Pharmaceuticals, Inc. (a)(d)	262,469	2,278,231
ArQule, Inc. (a)(d)	76,410	551,680
Array Biopharma, Inc. (a)	97,821	261,182
AspenBio Pharma, Inc. (a)(d)	59,738	45,401
AVEO Pharmaceuticals, Inc. (a)	73,620	1,349,455
AVI BioPharma, Inc. (a)(d)	273,454	440,261
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)(d)	63,265	220,162
BioMarin Pharmaceutical, Inc. (a)(d)	211,235	5,963,164
BioMimetic Therapeutics, Inc. (a)	45,475	376,078
Bionovo, Inc. (a)(d)	100,000	66,000
Biosante Pharmaceuticals, Inc. (a)	159,376	498,847
Biospecifics Technologies Corp. (a)(d)	10,284	247,433
BioTime, Inc. (a)(d)	63,632	330,250
Capstone Therapeutics Corp. (a)	36,394	9,226
Cardium Therapeutics, Inc. (a)(d)	106,276	36,134
Cel-Sci Corp. (a)(d)	411,094	244,601
Cell Therapeutics, Inc. (a)(d)	278,130	611,886
Celldex Therapeutics, Inc. (a)(d)	87,079	317,838
Celsion Corp. (a)(d)	18,593	56,709
Cepheid, Inc. (a)(d)	123,752	3,974,914
Chelsea Therapeutics International Ltd. (a)	105,686	480,871
Cleveland Biolabs, Inc. (a)(d)	54,599	242,966
Codexis, Inc. (a)(d)	49,272	539,528
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc. (a)(d)	120,540	$ 4,644,406
Curis, Inc. (a)(d)	148,476	557,527
Cyclacel Pharmaceuticals, Inc. (a)(d)	71,040	113,664
Cytokinetics, Inc. (a)	96,287	141,542
Cytori Therapeutics, Inc. (a)(d)	80,175	458,601
CytRx Corp. (a)(d)	304,123	282,834
DARA BioSciences, Inc. (a)(d)	6,088	15,768
Dendreon Corp. (a)(d)	298,420	12,650,024
Discovery Laboratories, Inc. (a)	33,604	82,330
DUSA Pharmaceuticals, Inc. (a)	37,300	245,807
Dyax Corp. (a)(d)	180,578	408,106
Dynavax Technologies Corp. (a)(d)	209,834	579,142
Emergent BioSolutions, Inc. (a)	46,647	1,165,242
EntreMed, Inc. (a)(d)	21,863	96,197
Enzon Pharmaceuticals, Inc. (a)(d)	132,377	1,388,635
EpiCept Corp. (a)(d)	43,938	27,413
Exact Sciences Corp. (a)(d)	93,446	697,107
Exelixis, Inc. (a)(d)	257,658	2,996,563
Forticell Bioscience, Inc. (a)	2	0
Genomic Health, Inc. (a)(d)	33,236	914,987
GenVec, Inc. (a)(d)	22,127	77,002
Geron Corp. (a)(d)	241,599	1,060,620
GTx, Inc. (a)(d)	32,451	191,136
Halozyme Therapeutics, Inc. (a)	169,396	1,141,729
Hemispherx Biopharma, Inc. (a)	257,396	120,976
Human Genome Sciences, Inc. (a)(d)	388,931	10,645,041
iBio, Inc. (a)(d)	70,664	211,992
Icagen, Inc. (a)	30,461	84,072
Idenix Pharmaceuticals, Inc. (a)(d)	124,047	589,223
Idera Pharmaceuticals, Inc. (a)	29,318	70,950
ImmunoGen, Inc. (a)(d)	156,217	1,899,599
Immunomedics, Inc. (a)(d)	140,629	621,580
Incyte Corp. (a)(d)	234,977	4,166,142
Infinity Pharmaceuticals, Inc. (a)(d)	30,812	220,614
Inhibitex, Inc. (a)(d)	128,036	587,685
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	168,452
Insmed, Inc. (a)	28,864	309,422
InterMune, Inc. (a)	94,546	3,517,111
Ironwood Pharmaceuticals, Inc. Class A (a)	94,107	1,422,898
Isis Pharmaceuticals, Inc. (a)(d)	206,439	1,905,432
IsoRay, Inc. (a)(d)	40,023	42,024
Keryx Biopharmaceuticals, Inc. (a)	141,819	768,659
Lexicon Pharmaceuticals, Inc. (a)(d)	457,138	745,135
Ligand Pharmaceuticals, Inc.:
rights 12/31/11 (a)	41,636	0
Class B (a)	35,427	375,526
General CVR (a)	26,087	1,304
Glucagon CVR (a)	26,087	417
rights (a)	26,087	916
TR Beta CVR (a)	26,087	443

	Shares	Value
Luna Innovations, Inc. (a)	14,322	$ 32,081
MannKind Corp. (a)(d)	163,440	666,835
Marina Biotech, Inc. (a)	24,825	6,792
Maxygen, Inc. (d)	84,192	442,850
MediciNova, Inc. (a)(d)	18,394	48,192
Medivation, Inc. (a)(d)	69,744	1,681,528
Metabolix, Inc. (a)(d)	64,123	566,847
Micromet, Inc. (a)(d)	183,229	1,134,188
Momenta Pharmaceuticals, Inc. (a)(d)	89,951	1,799,920
Myrexis, Inc. (a)	78,861	330,428
Myriad Genetics, Inc. (a)	191,065	4,854,962
Nabi Biopharmaceuticals (a)	107,264	589,952
Nanosphere, Inc. (a)(d)	59,258	151,700
Neuralstem, Inc. (a)(d)	84,954	116,387
Neurocrine Biosciences, Inc. (a)	110,468	911,361
NeurogesX, Inc. (a)(d)	18,576	47,926
Novavax, Inc. (a)(d)	175,645	423,304
NPS Pharmaceuticals, Inc. (a)	158,352	1,515,429
Omeros Corp. (a)(d)	37,753	175,929
OncoGenex Pharmaceuticals, Inc. (a)	17,988	314,970
Oncothyreon, Inc. (a)(d)	70,918	458,839
ONYX Pharmaceuticals, Inc. (a)	129,304	5,488,955
Opexa Therapeutics, Inc. (a)(d)	33,277	57,569
Opko Health, Inc. (a)	316,385	1,189,608
Orchid Cellmark, Inc. (a)	53,021	145,808
OREXIGEN Therapeutics, Inc. (a)	67,497	191,017
Osiris Therapeutics, Inc. (a)(d)	34,104	253,393
OXiGENE, Inc. (a)(d)	2,854	11,416
Oxygen Biotherapeutics, Inc. (a)(d)	44,103	88,206
PDL BioPharma, Inc.	287,952	1,912,001
Peregrine Pharmaceuticals, Inc. (a)(d)	126,870	270,233
Pharmacyclics, Inc. (a)(d)	89,553	632,244
Pharmasset, Inc. (a)	76,000	7,767,200
PharmAthene, Inc. (a)(d)	65,286	257,227
Poniard Pharmaceuticals, Inc. (a)	65,535	15,728
Progenics Pharmaceuticals, Inc. (a)(d)	77,075	638,952
PROLOR Biotech, Inc. (a)(d)	89,315	453,720
Raptor Pharmaceutical Corp. (a)(d)	66,987	371,108
Regeneron Pharmaceuticals, Inc. (a)	146,296	8,780,686
Repligen Corp. (a)	65,974	251,361
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	153,516
Rigel Pharmaceuticals, Inc. (a)	105,868	878,704
RXi Pharmaceuticals Corp. (a)(d)	38,801	52,381
Sangamo Biosciences, Inc. (a)(d)	106,420	755,582
Savient Pharmaceuticals, Inc. (a)(d)	143,767	1,220,582
SciClone Pharmaceuticals, Inc. (a)(d)	81,031	472,411
Seattle Genetics, Inc. (a)(d)	239,964	4,648,103
SIGA Technologies, Inc. (a)(d)	76,438	1,065,546
Spectrum Pharmaceuticals, Inc. (a)(d)	102,942	980,008
StemCells, Inc. (a)(d)	577,693	381,624
Sunesis Pharmaceuticals, Inc. (a)(d)	58,396	165,845
SuperGen, Inc. (a)	95,559	313,434
Synta Pharmaceuticals Corp. (a)	70,001	399,006
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Talecris Biotherapeutics Holdings Corp. (a)	126,704	$ 3,649,075
Targacept, Inc. (a)	56,030	1,260,675
Telik, Inc. (a)(d)	81,953	51,630
Tengion, Inc. (a)(d)	15,025	21,486
Theravance, Inc. (a)(d)	128,306	3,352,636
Threshold Pharmaceuticals, Inc. (a)	31,608	54,366
Transcept Pharmaceuticals, Inc. (a)	11,502	134,918
Trimeris, Inc. (a)(d)	51,840	144,634
Trius Therapeutics, Inc.	17,586	140,160
United Therapeutics Corp. (a)	103,295	6,669,758
Vanda Pharmaceuticals, Inc. (a)(d)	54,586	407,212
Vertex Pharmaceuticals, Inc. (a)	419,822	22,666,190
Vical, Inc. (a)(d)	139,633	536,191
XOMA Ltd. (a)(d)	70,792	215,208
Zalicus, Inc. (a)	139,798	369,067
ZIOPHARM Oncology, Inc. (a)(d)	137,446	978,616
Zogenix, Inc. (d)	25,010	107,793
		208,403,955
Health Care Equipment & Supplies - 2.9%
Abaxis, Inc. (a)(d)	45,782	1,425,194
Abiomed, Inc. (a)	67,554	1,268,664
Accuray, Inc. (a)(d)	117,529	897,922
Alere, Inc. (a)(d)	174,703	6,988,120
Align Technology, Inc. (a)	126,886	3,108,707
Alimera Sciences, Inc. (a)(d)	16,534	139,382
Alphatec Holdings, Inc. (a)(d)	177,302	671,975
American Medical Systems Holdings, Inc. (a)	155,894	4,667,466
Analogic Corp.	26,724	1,428,398
Angiodynamics, Inc. (a)(d)	50,411	791,453
Anika Therapeutics, Inc. (a)	23,734	168,037
Antares Pharma, Inc. (a)	291,705	539,654
ArthroCare Corp. (a)	54,790	1,876,558
Atricure, Inc. (a)	20,142	286,419
Atrion Corp.	3,139	580,213
Bacterin International Holdings, Inc. (a)	17,826	65,600
Beckman Coulter, Inc.	143,496	11,923,083
BioLase Technology, Inc. (d)	64,026	336,777
Bovie Medical Corp. (a)(d)	27,980	76,945
BSD Medical Corp. (a)(d)	95,648	348,159
Cantel Medical Corp.	30,619	725,976
Cardica, Inc. (a)	38,892	137,678
Cardiovascular Systems, Inc. (a)	30,872	457,832
Cerus Corp. (a)(d)	105,314	315,942
Conceptus, Inc. (a)(d)	54,532	694,192
CONMED Corp. (a)	58,990	1,669,417
Cryolife, Inc. (a)	62,316	349,593
Cutera, Inc. (a)	28,281	258,488
Cyberonics, Inc. (a)(d)	57,420	1,874,763
Cynosure, Inc. Class A (a)	19,062	248,378

	Shares	Value
Daxor Corp.	4,315	$ 48,199
Delcath Systems, Inc. (a)(d)	77,527	469,038
Derma Sciences, Inc. (a)	15,164	152,095
DexCom, Inc. (a)(d)	126,374	1,992,918
Digirad Corp. (a)	23,301	64,311
Dynatronics Corp. (a)(d)	17,122	26,882
DynaVox, Inc. Class A (a)(d)	31,306	233,543
Endologix, Inc. (a)(d)	91,451	783,735
EnteroMedics, Inc. (a)	49,534	123,835
Escalon Medical Corp. (a)	3,512	4,566
Exactech, Inc. (a)	17,847	335,167
Fonar Corp. (a)(d)	785	1,664
Gen-Probe, Inc. (a)	100,451	8,215,887
Genmark Diagnostics, Inc. (d)	13,165	75,962
Greatbatch, Inc. (a)(d)	47,755	1,382,507
Haemonetics Corp. (a)	60,279	4,076,669
Hansen Medical, Inc. (a)(d)	150,643	432,345
Hill-Rom Holdings, Inc.	143,091	6,530,673
Hologic, Inc. (a)	536,729	11,539,674
ICU Medical, Inc. (a)(d)	29,363	1,273,180
IDEXX Laboratories, Inc. (a)(d)	118,266	9,309,900
Immucor, Inc. (a)	133,720	2,798,760
Insulet Corp. (a)(d)	75,079	1,582,665
Integra LifeSciences Holdings Corp. (a)	38,339	1,966,407
Invacare Corp.	67,101	2,253,252
Iridex Corp. (a)	9,439	36,718
IRIS International, Inc. (a)	45,897	458,970
IVAX Diagnostics, Inc. (a)	7,111	4,139
Kensey Nash Corp. (a)	23,000	605,130
Kewaunee Scientific Corp.	4,046	41,755
Kinetic Concepts, Inc. (a)(d)	130,039	7,716,514
Kips Bay Medical, Inc.	9,803	34,899
LeMaitre Vascular, Inc.	1,968	13,894
Mako Surgical Corp. (a)(d)	80,669	2,655,623
Masimo Corp. (d)	109,901	3,376,159
Medical Action Industries, Inc. (a)	32,086	312,518
MELA Sciences, Inc. (a)(d)	56,246	166,488
Meridian Bioscience, Inc.	84,166	2,008,201
Merit Medical Systems, Inc. (a)(d)	88,449	1,735,369
Natus Medical, Inc. (a)	56,741	952,681
Neogen Corp. (a)	46,308	2,076,451
Neoprobe Corp. (a)(d)	151,812	831,930
NeuroMetrix, Inc. (a)	7,830	3,680
NuVasive, Inc. (a)(d)	80,679	2,726,143
NxStage Medical, Inc. (a)(d)	66,463	1,250,169
OraSure Technologies, Inc. (a)	93,746	808,091
Orthofix International NV (a)	36,726	1,499,523
Orthovita, Inc. (a)	153,839	589,203
Palomar Medical Technologies, Inc. (a)	37,055	525,440
PositiveID Corp. (a)	38,054	14,270
Quidel Corp. (a)(d)	58,570	898,464
ResMed, Inc. (a)(d)	311,708	10,036,998
Retractable Technologies, Inc. (a)	5,601	8,177
Rochester Medical Corp. (a)	22,381	226,048
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Rockwell Medical Technologies, Inc. (a)(d)	31,392	$ 470,880
RTI Biologics, Inc. (a)	112,823	344,110
Sirona Dental Systems, Inc. (a)	113,772	6,150,514
Solta Medical, Inc. (a)	95,309	301,176
SonoSite, Inc. (a)	29,726	1,061,515
Staar Surgical Co. (a)(d)	69,588	411,961
Stereotaxis, Inc. (a)(d)	86,066	296,928
Steris Corp.	111,492	4,023,746
SurModics, Inc. (a)	30,705	447,065
Symmetry Medical, Inc. (a)	73,616	752,356
Synergetics USA, Inc. (a)	50,364	283,046
Synovis Life Technologies, Inc. (a)	24,716	433,889
Teleflex, Inc.	82,727	5,137,347
The Cooper Companies, Inc.	94,344	7,067,309
The Spectranetics Corp. (a)	69,914	420,183
Theragenics Corp. (a)	72,562	137,142
ThermoGenesis Corp. (a)(d)	36,219	82,942
Thoratec Corp. (a)(d)	117,696	4,092,290
TomoTherapy, Inc. (a)	112,611	493,236
TranS1, Inc. (a)	28,877	137,166
Unilife Corp. (a)(d)	109,774	536,795
Urologix, Inc. (a)(d)	5,053	4,750
Uroplasty, Inc. (a)	38,436	318,250
Utah Medical Products, Inc.	5,222	145,328
Vascular Solutions, Inc. (a)(d)	26,619	351,105
Vermillion, Inc. (a)	26,315	141,048
Vision Sciences, Inc. (a)(d)	22,011	54,587
Volcano Corp. (a)	103,998	3,268,657
West Pharmaceutical Services, Inc.	68,481	3,182,997
Wright Medical Group, Inc. (a)	79,689	1,239,164
Young Innovations, Inc.	11,302	323,124
Zoll Medical Corp. (a)(d)	44,020	2,676,856
		186,395,926
Health Care Providers & Services - 2.9%
Accretive Health, Inc. (d)	65,547	1,595,414
Adcare Health Systems, Inc.	7,696	43,482
Addus HomeCare Corp. (a)	13,049	74,379
Advocat, Inc.	10,190	71,024
Air Methods Corp. (a)	23,292	1,421,977
Alliance Healthcare Services, Inc. (a)	85,590	370,605
Allied Healthcare International, Inc. (a)	93,265	242,489
Almost Family, Inc. (a)	17,026	514,355
Amedisys, Inc. (a)(d)	59,554	1,864,040
America Service Group, Inc.	22,770	591,337
American Dental Partners, Inc. (a)	41,567	552,841
AMERIGROUP Corp. (a)(d)	102,894	7,296,214
AMN Healthcare Services, Inc. (a)	81,540	705,321
AmSurg Corp. (a)	64,648	1,675,030
Animal Health International, Inc. (a)	28,873	121,844
Assisted Living Concepts, Inc. Class A	20,297	680,964
Bio-Reference Laboratories, Inc. (a)(d)	47,759	1,190,632

	Shares	Value
BioScrip, Inc. (a)	101,318	$ 775,083
Brookdale Senior Living, Inc. (a)	200,449	5,173,589
Capital Senior Living Corp. (a)	48,537	466,441
CardioNet, Inc. (a)(d)	51,733	290,222
Catalyst Health Solutions, Inc. (a)	88,178	5,381,503
Centene Corp. (a)	105,930	3,686,364
Chemed Corp.	46,382	3,134,032
Chindex International, Inc. (a)(d)	31,354	469,996
Community Health Systems, Inc. (a)	192,728	5,519,730
Continucare Corp. (a)	66,963	315,396
Corvel Corp. (a)	14,051	743,860
Cross Country Healthcare, Inc. (a)	65,920	505,606
Emeritus Corp. (a)(d)	60,595	1,417,923
ExamWorks Group, Inc. (a)	50,848	1,291,539
Five Star Quality Care, Inc. (a)(d)	85,432	659,535
Gentiva Health Services, Inc. (a)	63,012	1,542,534
Hanger Orthopedic Group, Inc. (a)	66,194	1,664,779
HCA Holdings, Inc.	252,907	8,823,925
Health Management Associates, Inc. Class A (a)	517,523	5,899,762
Health Net, Inc. (a)	201,651	6,470,981
HealthSouth Corp. (a)	194,257	5,452,794
Healthspring, Inc. (a)	121,893	5,345,008
Healthways, Inc. (a)	70,398	1,141,152
HearUSA, Inc. (a)	11,117	4,113
Henry Schein, Inc. (a)	188,141	13,512,287
HMS Holdings Corp. (a)(d)	62,601	4,886,634
Hooper Holmes, Inc. (a)	117,357	77,479
InfuSystems Holdings, Inc. (a)	5,400	12,312
Integramed America, Inc. (a)	12,500	126,250
IPC The Hospitalist Co., Inc. (a)	40,062	2,034,348
Kindred Healthcare, Inc. (a)	82,843	2,032,967
Landauer, Inc.	19,719	1,177,619
LCA-Vision, Inc. (a)	37,061	210,506
LHC Group, Inc. (a)(d)	36,807	993,053
LifePoint Hospitals, Inc. (a)(d)	111,073	4,665,066
Lincare Holdings, Inc.	200,894	6,091,106
Magellan Health Services, Inc. (a)	69,059	3,655,983
Medcath Corp. (a)	37,470	508,093
MEDNAX, Inc. (a)	96,903	7,282,260
MedQuist Holdings, Inc. (a)	6,732	90,141
Metropolitan Health Networks, Inc. (a)(d)	74,750	364,033
Molina Healthcare, Inc. (a)	51,771	1,407,136
MWI Veterinary Supply, Inc. (a)	25,757	2,171,315
National Healthcare Corp.	22,456	1,070,253
National Research Corp.	6,602	234,899
NeoStem, Inc. (a)(d)	101,295	168,150
Omnicare, Inc. (d)	240,085	7,548,272
Owens & Minor, Inc.	128,098	4,432,191
PDI, Inc. (a)	16,240	112,056
PharMerica Corp. (a)	64,907	800,952
PHC, Inc. Class A (a)	28,936	92,306
Providence Service Corp. (a)	27,523	374,313
PSS World Medical, Inc. (a)(d)	114,261	3,338,706
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Psychemedics Corp.	7,939	$ 78,517
RadNet, Inc. (a)(d)	57,857	275,399
RehabCare Group, Inc. (a)	50,980	1,915,828
Rural/Metro Corp. (a)	51,730	889,756
Select Medical Holdings Corp. (a)	122,570	1,164,415
Sharps Compliance Corp. (a)(d)	23,452	97,091
Skilled Healthcare Group, Inc. (a)	55,360	627,782
SRI/Surgical Express, Inc. (a)	2,620	11,947
Sun Healthcare Group, Inc. (a)	50,315	501,641
SunLink Health Systems, Inc. (a)	19,190	44,329
Sunrise Senior Living, Inc. (a)(d)	117,342	1,166,379
Team Health Holdings, Inc. (a)	60,895	1,364,048
The Ensign Group, Inc.	25,474	761,673
Triple-S Management Corp. (a)(d)	42,519	936,694
U.S. Physical Therapy, Inc.	23,352	601,080
Universal American Spin Corp. (a)	83,241	774,141
Universal Health Services, Inc. Class B	188,064	10,247,607
VCA Antech, Inc. (a)(d)	178,212	4,357,283
Wellcare Health Plans, Inc. (a)	87,443	4,306,568
		184,780,679
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	383,521	7,712,607
Arrhythmia Research Technology, Inc.	7,380	41,845
athenahealth, Inc. (a)(d)	70,308	3,147,689
Computer Programs & Systems, Inc.	27,034	1,696,384
Emdeon, Inc. Class A (a)	93,581	1,435,533
Epocrates, Inc. (a)	10,804	227,424
HealthStream, Inc. (a)	28,717	366,142
iCAD, Inc. (a)	80,945	91,468
MedAssets, Inc. (a)(d)	92,697	1,348,741
Medidata Solutions, Inc. (a)(d)	45,582	1,047,930
Mediware Information Systems, Inc. (a)	6,285	72,278
MedQuist, Inc.	14,954	201,879
Merge Healthcare, Inc. (a)	152,366	924,862
Omnicell, Inc. (a)	67,904	1,046,401
Quality Systems, Inc. (d)	36,939	3,179,709
Simulations Plus, Inc. (a)	24,000	69,600
Transcend Services, Inc. (a)	21,882	582,936
Vital Images, Inc. (a)	35,168	657,993
		23,851,421
Life Sciences Tools & Services - 1.2%
Acceler8 Technology Corp. (a)	24,227	128,161
Affymetrix, Inc. (a)	138,802	845,304
Albany Molecular Research, Inc. (a)	52,930	266,238
Apricus Biosciences, Inc. (a)(d)	31,298	161,498
Arrowhead Research Corp. (a)(d)	107,660	58,136
BG Medicine, Inc. (d)	9,447	68,491
Bio-Rad Laboratories, Inc. Class A (a)	40,215	5,003,952
Bioanalytical Systems, Inc. (a)(d)	4,772	10,117

	Shares	Value
BioClinica, Inc. (a)	2,110	$ 11,141
Biodelivery Sciences International, Inc. (a)	37,935	128,979
Bruker BioSciences Corp. (a)	151,196	2,981,585
Caliper Life Sciences, Inc. (a)	94,409	676,913
Cambrex Corp. (a)	55,696	272,353
Charles River Laboratories International, Inc. (a)	132,754	5,134,925
Complete Genomics, Inc.	11,312	180,766
Covance, Inc. (a)(d)	133,489	7,857,163
Enzo Biochem, Inc. (a)(d)	71,931	287,724
eResearchTechnology, Inc. (a)	97,301	616,888
Fluidigm Corp. (a)	6,514	97,515
Furiex Pharmaceuticals, Inc. (a)	22,412	381,004
Harvard Bioscience, Inc. (a)	49,839	282,587
Illumina, Inc. (a)(d)	258,007	18,597,145
Kendle International, Inc. (a)	32,552	489,908
Luminex Corp. (a)(d)	86,610	1,807,551
Medtox Scientific, Inc.	20,575	347,512
Mettler-Toledo International, Inc. (a)	67,887	11,362,247
Pacific Biosciences of California, Inc. (d)	86,062	1,030,162
PAREXEL International Corp. (a)	118,904	2,992,814
Pharmaceutical Product Development, Inc.	227,004	6,549,065
pSivida Corp. (a)	36,297	162,248
PURE Bioscience, Inc. (a)(d)	60,728	71,052
Radient Pharmaceuticals Corp. (a)(d)	43,458	9,604
Sequenom, Inc. (a)(d)	183,275	1,453,371
SeraCare Life Sciences, Inc. (a)	30,241	107,658
Strategic Diagnostics, Inc. (a)	32,256	67,738
Techne Corp.	75,694	6,169,061
Virtualscopics, Inc. (a)(d)	21,674	43,131
		76,711,707
Pharmaceuticals - 1.0%
AcelRx Pharmaceuticals, Inc.	17,972	86,266
Acura Pharmaceuticals, Inc. (a)(d)	28,281	149,324
Adeona Pharmaceuticals, Inc. (a)(d)	51,943	43,632
Adolor Corp. (a)	105,448	159,226
Aegerion Pharmaceuticals, Inc. (d)	16,700	316,298
Akorn, Inc. (a)	152,326	1,037,340
Alexza Pharmaceuticals, Inc. (a)(d)	101,778	163,863
Auxilium Pharmaceuticals, Inc. (a)(d)	97,205	2,176,420
AVANIR Pharmaceuticals Class A (a)(d)	217,536	981,087
Biodel, Inc. (a)(d)	43,101	88,357
Cadence Pharmaceuticals, Inc. (a)(d)	82,366	794,008
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	105,772
Columbia Laboratories, Inc. (a)(d)	113,680	401,290
Corcept Therapeutics, Inc. (a)(d)	102,377	505,742
Cornerstone Therapeutics, Inc. (a)	20,195	160,348
Cumberland Pharmaceuticals, Inc. (a)(d)	31,186	160,296
DepoMed, Inc. (a)(d)	99,304	905,652
Durect Corp. (a)	164,752	576,632
Endo Pharmaceuticals Holdings, Inc. (a)	215,279	8,962,065
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Endocyte, Inc. (d)	47,503	$ 565,286
Heska Corp. (a)	2,043	19,020
Hi-Tech Pharmacal Co., Inc. (a)(d)	20,470	574,388
Impax Laboratories, Inc. (a)	132,034	3,545,113
Ista Pharmaceuticals, Inc. (a)	56,235	522,423
Jazz Pharmaceuticals, Inc. (a)	51,340	1,503,749
KV Pharmaceutical Co. Class A (a)(d)	95,206	303,707
Lannett Co., Inc. (a)(d)	38,740	206,484
MAP Pharmaceuticals, Inc. (a)	37,257	632,996
Medicis Pharmaceutical Corp. Class A (d)	125,023	4,684,612
Nektar Therapeutics (a)(d)	230,474	2,230,988
NuPathe, Inc.	4,564	37,516
Obagi Medical Products, Inc. (a)	38,431	383,926
Oculus Innovative Sciences, Inc. (a)(d)	37,430	80,475
Optimer Pharmaceuticals, Inc. (a)(d)	82,266	1,193,680
Pacira Pharmaceuticals, Inc.	11,826	169,112
Pain Therapeutics, Inc. (d)	81,649	812,408
Par Pharmaceutical Companies, Inc. (a)	73,281	2,517,935
Pernix Therapeutics Holdings, Inc. (a)	6,280	64,182
Perrigo Co.	172,242	14,737,026
Pozen, Inc. (a)	51,346	264,432
Questcor Pharmaceuticals, Inc. (a)(d)	113,928	2,628,319
Repros Therapeutics, Inc. (a)(d)	22,363	130,824
Sagent Pharmaceuticals, Inc.	10,498	262,450
Salix Pharmaceuticals Ltd. (a)	105,119	4,207,914
Santarus, Inc. (a)	112,545	391,657
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	166,745
Sucampo Pharmaceuticals, Inc. Class A (a)	9,550	41,161
The Medicines Company (a)(d)	110,116	2,104,317
Tranzyme, Inc.	27,277	129,020
Ventrus Biosciences, Inc. (d)	14,203	241,451
ViroPharma, Inc. (a)	160,618	3,107,958
Vivus, Inc. (a)(d)	200,087	1,754,763
XenoPort, Inc. (a)	68,811	533,285
		68,522,940
TOTAL HEALTH CARE		748,666,628
INDUSTRIALS - 13.7%
Aerospace & Defense - 1.1%
AAR Corp.	82,163	2,168,282
AeroVironment, Inc. (a)(d)	36,769	1,110,056
Alliant Techsystems, Inc.	64,254	4,596,089
American Science & Engineering, Inc.	18,390	1,591,287
Applied Energetics, Inc. (a)(d)	120,402	59,238
Ascent Solar Technologies, Inc. (a)(d)	107,548	145,190
Astronics Corp. (a)	23,103	619,391
Astrotech Corp. (a)	39,511	41,882
BE Aerospace, Inc. (a)	199,314	7,458,330
Breeze Industrial Products Corp. (a)	9,000	76,050

	Shares	Value
Ceradyne, Inc. (a)(d)	52,881	$ 2,366,954
CPI Aerostructures, Inc. (a)	10,803	151,998
Cubic Corp.	32,575	1,669,143
Curtiss-Wright Corp.	94,913	3,237,482
DigitalGlobe, Inc. (a)	77,952	1,919,178
Ducommun, Inc.	21,976	431,389
Esterline Technologies Corp. (a)	63,168	4,776,764
GenCorp, Inc. (non-vtg.) (a)(d)	114,678	720,178
GeoEye, Inc. (a)	45,909	1,522,802
HEICO Corp. Class A	74,281	2,973,468
Hexcel Corp. (a)	196,880	4,069,510
Huntington Ingalls Industries, Inc. (a)	101,000	3,693,570
Innovative Solutions & Support, Inc. (a)	8,701	48,030
KEYW Holding Corp. (d)	41,116	463,788
Kratos Defense & Security Solutions, Inc. (a)	46,055	559,108
LMI Aerospace, Inc. (a)	20,120	429,361
Moog, Inc. Class A (a)	86,742	3,560,759
National Presto Industries, Inc. (d)	10,035	1,052,170
Orbital Sciences Corp. (a)	117,462	2,209,460
SIFCO Industries, Inc.	1,004	16,666
Sparton Corp. (a)	19,062	180,898
Spirit AeroSystems Holdings, Inc. Class A (a)	216,028	4,731,013
Sypris Solutions, Inc. (a)	8,306	32,476
Taser International, Inc. (a)(d)	148,024	670,549
Teledyne Technologies, Inc. (a)	73,547	3,611,158
TransDigm Group, Inc. (a)	77,785	6,378,370
Triumph Group, Inc.	39,171	3,663,272
		73,005,309
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	116,519	868,067
Atlas Air Worldwide Holdings, Inc. (a)	53,506	3,386,395
Express-1 Expedited Solutions, Inc. (a)	52,974	118,662
Forward Air Corp.	59,700	2,095,470
Hub Group, Inc. Class A (a)	77,368	2,952,363
Pacer International, Inc. (a)(d)	66,403	346,624
Park-Ohio Holdings Corp. (a)	19,844	421,883
UTI Worldwide, Inc.	211,370	4,698,755
		14,888,219
Airlines - 0.8%
Alaska Air Group, Inc. (a)	76,307	5,153,775
Allegiant Travel Co. (d)	31,496	1,436,533
AMR Corp. (a)(d)	680,448	4,266,409
Delta Air Lines, Inc. (a)	1,733,893	17,477,641
Hawaiian Holdings, Inc. (a)	111,372	617,001
JetBlue Airways Corp. (a)(d)	521,725	3,166,871
Pinnacle Airlines Corp. (a)	44,001	214,285
Republic Airways Holdings, Inc. (a)(d)	96,210	469,505
SkyWest, Inc.	123,443	1,904,725
United Continental Holdings, Inc. (a)(d)	656,575	15,856,286
US Airways Group, Inc. (a)(d)	334,007	3,039,464
		53,602,495
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.5%
A.O. Smith Corp.	71,108	$ 2,948,849
AAON, Inc.	29,059	979,288
Ameresco, Inc. Class A (a)	19,011	277,941
American Woodmark Corp.	19,231	386,158
Ameron International Corp.	17,537	1,178,136
Apogee Enterprises, Inc.	58,003	767,960
Armstrong World Industries, Inc.	37,644	1,807,288
Builders FirstSource, Inc. (a)(d)	93,298	225,781
Gibraltar Industries, Inc. (a)	63,286	826,515
Griffon Corp. (a)	111,223	1,177,852
Insteel Industries, Inc.	37,536	511,991
Lennox International, Inc.	105,519	4,918,241
NCI Building Systems, Inc. (a)(d)	41,117	446,531
Owens Corning (a)	226,689	8,659,520
PGT, Inc. (a)(d)	27,428	65,553
Quanex Building Products Corp.	77,730	1,542,163
Simpson Manufacturing Co. Ltd.	78,719	2,205,706
Trex Co., Inc. (a)(d)	30,535	933,150
Universal Forest Products, Inc.	39,610	1,157,800
US Home Systems, Inc. (a)	15,460	81,010
USG Corp. (a)(d)	145,090	2,067,533
		33,164,966
Commercial Services & Supplies - 1.5%
A.T. Cross Co. Class A (a)	11,776	142,725
ABM Industries, Inc.	92,738	2,112,572
ACCO Brands Corp. (a)	112,456	933,385
American Reprographics Co. (a)	75,972	712,617
Amrep Corp. (a)	2,187	21,083
APAC Customer Services, Inc. (a)	67,188	393,050
Casella Waste Systems, Inc. Class A (a)	61,767	389,132
CECO Environmental Corp. (a)	10,861	71,248
Cenveo, Inc. (a)	130,034	842,620
Clean Harbors, Inc. (a)	52,736	5,334,774
Consolidated Graphics, Inc. (a)	21,033	1,160,811
Copart, Inc. (a)	152,331	7,159,557
Corrections Corp. of America (a)	230,644	5,304,812
Courier Corp.	23,631	266,794
Covanta Holding Corp.	265,334	4,502,718
Deluxe Corp.	105,795	2,723,163
Ecology & Environment, Inc. Class A	4,619	101,618
EnergySolutions, Inc. (d)	180,718	923,469
EnerNOC, Inc. (a)(d)	37,375	674,619
Ennis, Inc.	53,968	1,030,249
Food Technology Service, Inc. (a)	6,071	30,051
Fuel Tech, Inc. (a)(d)	43,650	368,406
G&K Services, Inc. Class A	39,177	1,239,169
Healthcare Services Group, Inc.	121,015	2,064,516
Heritage-Crystal Clean, Inc. (a)	10,239	173,346
Herman Miller, Inc.	119,252	2,993,225
Higher One Holdings, Inc. (a)(d)	57,594	882,916
HNI Corp.	76,702	1,910,647

	Shares	Value
Hudson Technologies, Inc. (a)	5,000	$ 9,200
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)(d)	12,843	134,466
InnerWorkings, Inc. (a)(d)	63,081	534,296
Interface, Inc. Class A	112,980	2,174,865
Intersections, Inc.	14,868	230,751
KAR Auction Services, Inc. (a)	50,849	1,063,253
Kimball International, Inc. Class B	57,256	388,196
Knoll, Inc.	97,493	1,870,891
M&F Worldwide Corp. (a)(d)	25,437	539,264
McGrath RentCorp.	50,148	1,406,150
Metalico, Inc. (a)(d)	92,179	545,700
Mine Safety Appliances Co.	64,976	2,441,798
Mobile Mini, Inc. (a)(d)	76,916	1,730,610
Multi-Color Corp.	26,769	605,247
Perma-Fix Environmental Services, Inc. (a)	111,539	153,924
Quad/Graphics, Inc.	54,237	2,243,242
Rollins, Inc.	155,505	3,128,761
Schawk, Inc. Class A	24,866	432,171
Standard Parking Corp. (a)	31,613	520,982
Standard Register Co.	38,184	129,444
Steelcase, Inc. Class A	179,677	1,953,089
Superior Uniform Group, Inc.	4,343	48,468
Swisher Hygiene, Inc. (Canada) (a)(d)	117,478	774,740
Sykes Enterprises, Inc. (a)	86,940	1,880,512
Team, Inc. (a)	39,317	904,291
Tetra Tech, Inc. (a)	128,637	3,129,738
The Brink's Co.	97,784	2,909,074
The Geo Group, Inc. (a)	138,644	3,409,256
TMS International Corp.	23,655	339,449
TRC Companies, Inc. (a)	16,594	114,665
Unifirst Corp. Massachusetts	31,525	1,690,371
United Stationers, Inc.	48,574	3,595,447
US Ecology, Inc.	43,879	769,638
Versar, Inc. (a)	11,390	38,840
Viad Corp.	40,904	925,248
Virco Manufacturing Co.	4,818	15,321
Waste Connections, Inc.	237,277	7,459,989
WCA Waste Corp. (a)	27,200	153,952
		94,858,591
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	215,027	6,164,824
Argan, Inc. (a)(d)	15,383	150,292
Comfort Systems USA, Inc.	79,056	819,811
Dycom Industries, Inc. (a)	77,487	1,324,253
EMCOR Group, Inc. (a)	136,969	4,159,749
Furmanite Corp. (a)	78,211	592,839
Granite Construction, Inc.	70,410	1,935,571
Great Lakes Dredge & Dock Corp.	121,423	737,038
Insituform Technologies, Inc. Class A (a)(d)	80,477	2,077,111
Integrated Electrical Services, Inc. (a)(d)	10,323	33,447
KBR, Inc.	312,390	11,658,395
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Layne Christensen Co. (a)	40,869	$ 1,208,496
MasTec, Inc. (a)	117,114	2,465,250
Michael Baker Corp. (a)	16,454	427,804
MYR Group, Inc. (a)	45,089	1,016,757
Northwest Pipe Co. (a)(d)	22,062	576,701
Orion Marine Group, Inc. (a)	51,220	544,981
Pike Electric Corp. (a)	35,720	318,265
Primoris Services Corp.	48,568	615,357
Shaw Group, Inc. (a)	176,014	6,429,791
Sterling Construction Co., Inc. (a)	32,215	429,104
Tutor Perini Corp.	90,837	1,843,991
UniTek Global Services, Inc. (a)	26,575	235,720
URS Corp. (a)	183,049	8,065,139
Willdan Group, Inc. (a)	13,349	54,464
		53,885,150
Electrical Equipment - 1.5%
A123 Systems, Inc. (a)(d)	181,027	1,113,316
Active Power, Inc. (a)	187,322	400,869
Acuity Brands, Inc. (d)	88,349	5,385,755
Advanced Battery Technologies, Inc. (a)(d)	151,159	226,739
Allied Motion Technologies, Inc. (a)	14,531	97,503
Altair Nanotechnologies, Inc. (a)(d)	89,203	131,128
American Superconductor Corp. (a)(d)	92,159	985,180
AMETEK, Inc.	332,792	14,473,124
AZZ, Inc.	25,466	1,123,560
Babcock & Wilcox Co. (a)	241,271	6,767,652
Beacon Power Corp. (a)(d)	47,910	68,032
Belden, Inc.	96,777	3,478,165
Brady Corp. Class A	112,947	3,893,283
Broadwind Energy, Inc. (a)(d)	133,691	232,622
Capstone Turbine Corp. (a)(d)	548,211	953,887
Coleman Cable, Inc. (a)(d)	32,333	458,159
Digital Power Corp. (a)	4,959	7,934
Ecotality, Inc. (a)(d)	21,157	93,091
Encore Wire Corp.	39,854	968,054
Ener1, Inc. (a)(d)	247,253	309,066
Energy Focus, Inc. (a)	51,088	25,033
EnerSys (a)	96,567	3,457,099
Franklin Electric Co., Inc.	40,078	1,783,471
FuelCell Energy, Inc. (a)(d)	272,108	517,005
Generac Holdings, Inc. (a)	58,920	1,084,717
General Cable Corp. (a)(d)	108,131	4,514,469
Global Power Equipment Group, Inc. (a)	32,285	907,854
GrafTech International Ltd. (a)	250,933	5,304,724
Hoku Corp. (a)(d)	35,507	69,949
Hubbell, Inc. Class B	115,949	7,671,186
II-VI, Inc. (a)	53,366	3,034,391
LaBarge, Inc. (a)	27,527	527,417
Lime Energy Co. (a)(d)	31,271	136,967

	Shares	Value
LSI Industries, Inc.	44,151	$ 332,016
MagneTek, Inc. (a)	56,451	130,966
Nexxus Lighting, Inc. (a)	32,997	90,082
Ocean Power Technologies, Inc. (a)(d)	24,836	113,997
Orion Energy Systems, Inc. (a)	43,600	180,068
Plug Power, Inc. (a)(d)	16,642	40,773
Polypore International, Inc. (a)	70,863	4,645,070
Powell Industries, Inc. (a)	17,975	617,441
PowerSecure International, Inc. (a)(d)	41,535	340,172
Preformed Line Products Co.	7,217	516,449
Regal-Beloit Corp.	79,479	5,484,051
Satcon Technology Corp. (a)(d)	233,919	622,225
SL Industries, Inc. (a)	7,123	165,254
Thermon Group Holdings, Inc.	20,848	254,346
Thomas & Betts Corp. (a)	109,172	5,977,167
Ultralife Corp. (a)(d)	40,740	199,626
Universal Security Instruments, Inc. (a)	4,000	29,800
UQM Technologies, Inc. (a)(d)	78,497	205,662
Valence Technology, Inc. (a)(d)	182,149	196,721
Vicor Corp.	50,058	828,960
Westinghouse Solar, Inc. (a)(d)	8,750	9,888
Woodward, Inc.	121,286	4,271,693
Zbb Energy Corp. (a)(d)	35,000	36,750
		95,490,578
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	125,975	6,122,385
Raven Industries, Inc.	37,521	2,101,176
Seaboard Corp.	750	1,732,500
Standex International Corp.	26,889	893,253
Tredegar Corp.	48,210	934,792
United Capital Corp. (a)	2,068	55,836
		11,839,942
Machinery - 3.9%
3D Systems Corp. (a)(d)	80,067	1,600,539
Accuride Corp. (a)	88,329	1,157,110
Actuant Corp. Class A (d)	140,278	3,526,589
Adept Technology, Inc. (a)	1,291	5,125
AGCO Corp. (a)	189,617	9,797,510
Alamo Group, Inc.	18,436	470,118
Albany International Corp. Class A	56,075	1,547,670
Altra Holdings, Inc. (a)	56,063	1,477,260
American Railcar Industries, Inc. (a)(d)	20,486	491,664
Ampco-Pittsburgh Corp.	16,311	385,592
Art's-Way Manufacturing Co., Inc.	3,831	30,648
Astec Industries, Inc. (a)	38,382	1,440,093
Badger Meter, Inc.	31,371	1,167,629
Baldwin Technology Co., Inc. Class A (a)	3,555	4,764
Barnes Group, Inc.	89,674	2,162,040
Blount International, Inc. (a)	100,446	1,702,560
Briggs & Stratton Corp.	102,562	2,138,418
Bucyrus International, Inc. Class A	155,508	14,283,410
Cascade Corp.	18,293	743,245
Chart Industries, Inc. (a)	60,005	2,915,043
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
CIRCOR International, Inc.	35,656	$ 1,579,917
CLARCOR, Inc.	103,649	4,416,484
Colfax Corp. (a)	52,309	1,178,522
Columbus McKinnon Corp. (NY Shares) (a)	69,723	1,359,599
Commercial Vehicle Group, Inc. (a)	53,243	824,202
Crane Co.	104,587	5,144,635
Donaldson Co., Inc.	147,247	8,792,118
Douglas Dynamics, Inc.	35,787	554,341
Dynamic Materials Corp.	26,712	601,554
Eastern Co.	8,134	144,379
Energy Recovery, Inc. (a)(d)	88,726	244,884
EnPro Industries, Inc. (a)(d)	43,192	1,968,691
ESCO Technologies, Inc.	55,152	2,072,061
Federal Signal Corp.	121,956	801,251
Flow International Corp. (a)	102,629	421,805
Force Protection, Inc. (a)	143,211	693,141
FreightCar America, Inc. (a)(d)	31,161	861,602
Gardner Denver, Inc.	107,345	8,993,364
Gorman-Rupp Co.	30,305	1,330,390
Graco, Inc.	123,954	6,267,114
Graham Corp.	20,873	476,113
Greenbrier Companies, Inc. (a)(d)	47,016	1,225,237
Hardinge, Inc.	25,807	280,264
Harsco Corp.	166,201	5,569,396
Hurco Companies, Inc. (a)	13,162	393,939
IDEX Corp.	167,007	7,572,097
John Bean Technologies Corp.	58,324	1,145,483
Kadant, Inc. (a)	25,872	761,154
Kaydon Corp.	68,533	2,492,545
Kennametal, Inc.	169,180	7,059,881
Key Technology, Inc. (a)	11,387	201,892
L.B. Foster Co. Class A	22,446	813,892
Lincoln Electric Holdings, Inc.	88,858	6,633,250
Lindsay Corp.	25,795	1,730,329
Lydall, Inc. (a)	33,795	404,188
Manitex International, Inc. (a)	20,847	105,694
Manitowoc Co., Inc. (d)	272,641	4,912,991
Meritor, Inc. (a)	200,112	3,303,849
Met-Pro Corp.	36,943	429,647
MFRI, Inc. (a)	13,428	123,806
Middleby Corp. (a)	38,347	3,299,759
Miller Industries, Inc.	26,248	451,466
Mueller Industries, Inc.	78,612	2,922,794
Mueller Water Products, Inc. Class A	316,699	1,279,464
NACCO Industries, Inc. Class A	11,186	1,093,991
Navistar International Corp. (a)	111,587	7,350,236
NN, Inc. (a)	36,484	529,383
Nordson Corp.	126,921	6,602,430
Omega Flex, Inc. (a)(d)	4,300	57,362
Oshkosh Truck Corp. (a)	188,859	5,231,394

	Shares	Value
Pentair, Inc.	203,589	$ 8,241,283
PMFG, Inc. (a)(d)	30,923	618,460
RBC Bearings, Inc. (a)	45,506	1,820,240
Robbins & Myers, Inc.	86,218	3,798,765
Sauer-Danfoss, Inc. (a)	26,342	1,406,663
SPX Corp.	103,703	8,598,016
Sun Hydraulics Corp.	28,995	1,404,228
Tecumseh Products Co. Class A (non-vtg.) (a)	36,660	380,531
Tennant Co.	33,809	1,306,042
Terex Corp. (a)	228,353	6,770,666
The L.S. Starrett Co. Class A	10,751	133,312
Timken Co.	159,433	8,229,931
Titan International, Inc. (d)	71,172	1,956,518
Toro Co.	64,556	4,123,837
TriMas Corp. (a)	42,781	872,732
Trinity Industries, Inc.	165,113	5,678,236
Twin Disc, Inc.	18,379	613,123
Valmont Industries, Inc.	43,270	4,336,519
Wabash National Corp. (a)	139,107	1,345,165
WABCO Holdings, Inc. (a)	139,839	9,585,963
Wabtec Corp.	98,726	6,672,890
Watts Water Technologies, Inc. Class A	61,428	2,149,366
		249,793,493
Marine - 0.2%
Alexander & Baldwin, Inc.	85,501	4,186,984
Baltic Trading Ltd.	48,719	309,853
Eagle Bulk Shipping, Inc. (a)(d)	132,519	381,655
Genco Shipping & Trading Ltd. (a)(d)	62,443	497,046
Horizon Lines, Inc. Class A (d)	72,927	81,678
International Shipholding Corp.	19,798	447,633
Kirby Corp. (a)	111,473	6,406,353
Rand Logistics, Inc. (a)	22,234	165,199
		12,476,401
Professional Services - 1.2%
Acacia Research Corp. - Acacia Technologies (a)	82,911	3,213,630
Advisory Board Co. (a)	31,342	1,647,649
Barrett Business Services, Inc.	12,908	197,234
CBIZ, Inc. (a)(d)	95,075	727,324
CDI Corp.	25,347	356,125
Corporate Executive Board Co.	69,088	2,905,150
CoStar Group, Inc. (a)(d)	46,991	2,965,132
CRA International, Inc. (a)	21,805	610,540
CTPartners Executive Search, Inc.	10,063	130,517
Dolan Co. (a)	56,531	592,445
Exponent, Inc. (a)	28,956	1,241,633
Franklin Covey Co. (a)(d)	30,881	282,252
FTI Consulting, Inc. (a)(d)	97,091	3,705,963
GP Strategies Corp. (a)(d)	31,405	435,273
Heidrick & Struggles International, Inc.	35,769	749,361
Hill International, Inc. (a)	49,889	229,489
Hudson Highland Group, Inc. (a)	63,602	333,911
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Huron Consulting Group, Inc. (a)	45,521	$ 1,380,652
ICF International, Inc. (a)	37,186	956,424
IHS, Inc. Class A (a)	102,192	8,964,282
Innovaro, Inc. (a)(d)	10,333	22,526
Insperity, Inc.	47,827	1,504,637
Kelly Services, Inc. Class A (non-vtg.) (a)	60,489	1,066,421
Kforce, Inc. (a)	76,315	1,029,489
Korn/Ferry International (a)	96,434	2,059,830
Lightbridge Corp. (a)(d)	22,248	94,109
Manpower, Inc.	169,635	10,369,788
MISTRAS Group, Inc. (a)	33,597	584,924
National Technical Systems, Inc.	1,200	7,596
Navigant Consulting, Inc. (a)	100,907	1,019,161
Nielsen Holdings B.V. (a)(d)	140,466	4,423,274
Odyssey Marine Exploration, Inc. (a)(d)	151,557	631,993
On Assignment, Inc. (a)	74,694	834,332
RCM Technologies, Inc. (a)	22,706	121,477
Resources Connection, Inc.	95,261	1,344,133
RPX Corp.	15,337	443,239
School Specialty, Inc. (a)	39,327	604,849
SFN Group, Inc. (a)	104,836	1,089,246
Spherix, Inc. (a)	529	1,412
Towers Watson & Co.	112,297	7,125,245
TrueBlue, Inc. (a)	90,684	1,327,614
Verisk Analytics, Inc. (a)	234,340	7,979,277
VSE Corp.	9,167	241,459
		75,551,017
Road & Rail - 1.1%
AMERCO (a)	12,645	1,141,717
Arkansas Best Corp.	51,642	1,264,713
Avis Budget Group, Inc. (a)	212,321	3,734,726
Celadon Group, Inc. (a)	50,144	702,016
Con-way, Inc.	112,515	4,447,718
Covenant Transport Group, Inc. Class A (a)	20,131	184,601
Dollar Thrifty Automotive Group, Inc. (a)	55,340	4,590,453
Frozen Food Express Industries, Inc. (a)	26,578	100,731
Genesee & Wyoming, Inc. Class A (a)	80,237	4,762,066
Heartland Express, Inc. (d)	114,007	1,894,796
Hertz Global Holdings, Inc. (a)(d)	482,765	7,796,655
J.B. Hunt Transport Services, Inc.	188,876	8,659,965
Kansas City Southern (a)	211,011	12,426,438
Knight Transportation, Inc.	119,142	2,037,328
Landstar System, Inc.	100,282	4,745,344
Marten Transport Ltd.	34,654	777,636
Old Dominion Freight Lines, Inc. (a)	94,290	3,519,846
P.A.M. Transportation Services, Inc. (a)	12,026	130,482
Patriot Transportation Holding, Inc. (a)	15,144	339,226
Quality Distribution, Inc. (a)	32,552	390,950
RailAmerica, Inc. (a)	52,514	824,995
Roadrunner Transportation Systems, Inc.	22,643	339,645

	Shares	Value
Saia, Inc. (a)(d)	33,104	$ 520,064
Swift Transporation Co.	146,022	1,978,598
Universal Truckload Services, Inc. (a)	9,909	162,309
USA Truck, Inc. (a)	17,441	206,153
Werner Enterprises, Inc.	106,019	2,658,957
YRC Worldwide, Inc. (a)(d)	94,140	74,371
Zipcar, Inc. (a)(d)	17,436	437,992
		70,850,491
Trading Companies & Distributors - 0.7%
Aceto Corp.	69,108	487,211
Air Lease Corp. Class A	55,475	1,581,038
Aircastle Ltd.	107,319	1,345,780
Applied Industrial Technologies, Inc.	80,244	2,858,291
Beacon Roofing Supply, Inc. (a)(d)	98,166	2,150,817
BlueLinx Corp. (a)(d)	17,244	59,837
CAI International, Inc. (a)	24,138	563,864
DXP Enterprises, Inc. (a)	18,580	481,222
Essex Rental Corp. (a)	20,996	140,883
GATX Corp.	84,543	3,358,048
H&E Equipment Services, Inc. (a)	57,634	836,269
Houston Wire & Cable Co.	36,511	583,811
Interline Brands, Inc. (a)(d)	68,910	1,272,768
Kaman Corp.	53,303	1,923,172
Lawson Products, Inc.	9,785	184,447
MSC Industrial Direct Co., Inc. Class A	90,323	6,278,352
RSC Holdings, Inc. (a)	99,127	1,325,328
Rush Enterprises, Inc. Class A (a)(d)	68,991	1,377,750
TAL International Group, Inc.	37,374	1,260,625
Textainer Group Holdings Ltd.	38,542	1,243,750
Titan Machinery, Inc. (a)(d)	34,326	919,594
United Rentals, Inc. (a)(d)	125,049	3,418,840
Watsco, Inc.	52,544	3,517,295
WESCO International, Inc. (a)(d)	86,815	4,826,914
Willis Lease Finance Corp. (a)	16,932	217,407
		42,213,313
TOTAL INDUSTRIALS		881,619,965
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.7%
Acme Packet, Inc. (a)(d)	105,750	8,004,218
ADTRAN, Inc.	128,406	5,503,481
Alliance Fiber Optic Products, Inc. (a)(d)	9,905	92,810
Anaren, Inc. (a)	41,478	709,274
Arris Group, Inc. (a)	255,054	2,879,560
Aruba Networks, Inc. (a)(d)	173,763	4,938,344
Aviat Networks, Inc. (a)	125,073	584,091
Bel Fuse, Inc. Class B (non-vtg.)	23,302	456,020
BigBand Networks, Inc. (a)(d)	102,040	214,284
Black Box Corp.	37,297	1,229,309
Blue Coat Systems, Inc. (a)(d)	88,014	2,019,921
Brocade Communications Systems, Inc. (a)	972,340	6,485,508
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Calix Networks, Inc. (a)	75,213	$ 1,622,344
Ciena Corp. (a)(d)	191,868	5,132,469
Communications Systems, Inc.	3,190	58,696
Comtech Telecommunications Corp.	62,933	1,748,908
DG FastChannel, Inc. (a)(d)	52,406	1,854,124
Dialogic, Inc. (a)	41,259	202,994
Digi International, Inc. (a)	59,093	696,706
Ditech Networks, Inc. (a)	24,840	31,298
EchoStar Holding Corp. Class A (a)	86,944	2,929,143
EMCORE Corp. (a)(d)	184,398	468,371
EMS Technologies, Inc. (a)	35,647	930,030
Emulex Corp. (a)	180,262	1,676,437
Endwave Corp. (a)	18,064	36,128
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)	219,655	729,255
Finisar Corp. (a)(d)	168,547	4,048,499
Globecomm Systems, Inc. (a)	45,031	660,154
Harmonic, Inc. (a)(d)	232,247	1,809,204
Infinera Corp. (a)(d)	199,404	1,415,768
InterDigital, Inc. (d)	90,628	3,897,910
Ixia (a)(d)	97,788	1,539,183
KVH Industries, Inc. (a)	38,479	455,591
Lantronix, Inc. (a)	2,994	10,030
Loral Space & Communications Ltd. (a)	25,021	1,664,397
Meru Networks, Inc. (a)(d)	20,980	375,752
NETGEAR, Inc. (a)	72,308	3,026,090
Network Engines, Inc. (a)	84,070	95,840
Network Equipment Technologies, Inc. (a)(d)	65,892	180,544
NumereX Corp. Class A (a)	13,245	129,006
Oclaro, Inc. (a)(d)	99,078	948,176
Oplink Communications, Inc. (a)	40,251	743,838
Opnext, Inc. (a)	103,950	299,376
Optical Cable Corp.	11,466	50,794
ORBCOMM, Inc. (a)	66,752	216,276
Parkervision, Inc. (a)(d)	100,000	86,000
PC-Tel, Inc. (a)	41,380	286,350
Performance Technologies, Inc. (a)	4,304	8,823
Plantronics, Inc.	98,433	3,600,679
Polycom, Inc. (a)	176,222	10,116,905
Powerwave Technologies, Inc. (a)	279,645	1,057,058
Procera Networks, Inc. (a)	25,489	307,142
Relm Wireless Corp. (a)	20,572	28,184
Riverbed Technology, Inc. (a)	305,117	11,570,037
SeaChange International, Inc. (a)	69,895	787,018
ShoreTel, Inc. (a)	46,585	512,435
Sonus Networks, Inc. (a)	434,232	1,406,912
Sycamore Networks, Inc.	41,488	1,005,669
Symmetricom, Inc. (a)	84,462	478,900
Technical Communications Corp.	2,835	24,551
Tekelec (a)	155,538	1,415,396

	Shares	Value
Telular Corp.	31,267	$ 194,793
TII Industries, Inc. (a)	52,081	129,161
UTStarcom, Inc. (a)(d)	269,059	530,046
ViaSat, Inc. (a)(d)	89,588	3,966,061
Westell Technologies, Inc. Class A (a)	123,763	424,507
Zhone Technologies, Inc. (a)	51,951	117,929
Zoom Technologies, Inc. (a)(d)	16,744	48,055
		110,902,762
Computers & Peripherals - 0.8%
Avid Technology, Inc. (a)(d)	59,724	1,043,378
Concurrent Computer Corp. (a)	10,743	66,714
Cray, Inc. (a)	84,529	540,986
Datalink Corp. (a)	27,110	195,734
Dataram Corp. (a)	23,649	40,203
Diebold, Inc.	137,612	4,548,077
Dot Hill Systems Corp. (a)	105,073	305,762
Electronics for Imaging, Inc. (a)	98,666	1,780,921
Hauppauge Digital, Inc. (a)	28,370	56,740
Hutchinson Technology, Inc. (a)(d)	62,444	156,110
Hypercom Corp. (a)	99,964	1,068,615
iGO, Inc. (a)(d)	68,990	154,538
Imation Corp. (a)	71,887	698,742
Immersion Corp. (a)	59,376	504,102
Intermec, Inc. (a)	101,618	1,227,545
Interphase Corp. (a)	11,825	51,794
Intevac, Inc. (a)(d)	55,110	654,156
KEY Tronic Corp. (a)	21,607	97,232
NCR Corp. (a)	329,902	6,439,687
Novatel Wireless, Inc. (a)(d)	68,406	365,288
OCZ Technology Group, Inc. (a)(d)	75,597	633,503
Overland Storage, Inc. (a)(d)	20,600	44,084
Presstek, Inc. (a)(d)	42,003	79,386
QLogic Corp. (a)(d)	218,035	3,527,806
Qualstar Corp. (a)	2,735	4,677
Quantum Corp. (a)	445,066	1,366,353
Rimage Corp.	21,292	310,650
Seagate Technology	981,529	16,489,687
Silicon Graphics International Corp. (a)	61,311	1,109,729
STEC, Inc. (a)(d)	84,153	1,507,180
Stratasys, Inc. (a)	42,042	1,479,878
Super Micro Computer, Inc. (a)(d)	52,195	875,832
Synaptics, Inc. (a)(d)	69,626	1,953,009
Transact Technologies, Inc. (a)	18,832	216,568
USA Technologies, Inc. (a)(d)	67,384	154,983
		49,749,649
Electronic Equipment & Components - 2.2%
ADDvantage Technologies Group, Inc. (a)	11,928	31,490
Advanced Photonix, Inc. Class A (a)(d)	41,087	66,972
Aeroflex Holding Corp.	47,000	856,810
Agilysys, Inc. (a)	40,517	275,921
Anixter International, Inc.	60,923	4,123,878
Arrow Electronics, Inc. (a)	237,127	10,582,978
Avnet, Inc. (a)	312,673	11,318,763
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
AVX Corp.	107,121	$ 1,685,013
Benchmark Electronics, Inc. (a)	128,508	2,220,618
Brightpoint, Inc. (a)	140,502	1,270,138
CalAmp Corp. (a)	56,189	179,243
Checkpoint Systems, Inc. (a)	81,844	1,482,195
Clearfield, Inc. (a)	17,009	115,151
Cognex Corp.	74,864	2,641,951
Coherent, Inc. (a)	51,696	2,900,146
Comverge, Inc. (a)(d)	54,584	191,044
CTS Corp.	70,681	723,773
Daktronics, Inc.	76,570	823,128
DDi Corp.	48,439	441,764
Digital Ally, Inc. (a)(d)	38,320	46,367
Document Security Systems, Inc. (a)(d)	30,814	104,151
Dolby Laboratories, Inc. Class A (a)(d)	107,293	5,014,875
DTS, Inc. (a)(d)	34,766	1,602,017
Dynasil Corp. of America (a)	9,408	32,458
Echelon Corp. (a)(d)	68,729	657,049
Electro Rent Corp.	37,093	569,007
Electro Scientific Industries, Inc. (a)	49,520	891,360
eMagin Corp. (a)	37,814	247,682
Fabrinet (a)	39,355	932,320
FARO Technologies, Inc. (a)	30,848	1,380,756
Frequency Electronics, Inc. (a)	12,396	119,250
Gerber Scientific, Inc. (a)	49,572	480,353
Giga-Tronics, Inc. (a)	4,585	11,233
GTSI Corp. (a)	18,931	89,922
I. D. Systems Inc. (a)	24,679	110,562
Identive Group, Inc. (a)(d)	91,095	224,094
IEC Electronics Corp. (a)(d)	18,101	122,906
Image Sensing Systems, Inc. (a)	2,863	30,777
Ingram Micro, Inc. Class A (a)	327,827	6,231,991
Insight Enterprises, Inc. (a)	100,901	1,692,110
Intelli-Check, Inc. (a)(d)	25,728	33,446
IPG Photonics Corp. (a)(d)	54,240	4,076,136
Iteris, Inc. (a)	52,448	69,756
Itron, Inc. (a)(d)	83,505	4,279,631
KEMET Corp. (a)	76,207	1,121,767
L-1 Identity Solutions, Inc. (a)(d)	178,797	1,988,223
LeCroy Corp. (a)	33,143	428,870
LGL Group, Inc. (a)	3,009	32,497
LightPath Technologies, Inc. Class A (a)	1,150	1,978
Littelfuse, Inc.	46,049	2,762,940
LoJack Corp. (a)	47,516	208,595
LRAD Corp. (a)	57,271	159,213
Maxwell Technologies, Inc. (a)(d)	47,976	782,968
Measurement Specialties, Inc. (a)	28,194	1,078,421
Mercury Computer Systems, Inc. (a)	57,818	1,105,480
Mesa Laboratories, Inc.	4,207	127,051
Methode Electronics, Inc. Class A	85,089	1,017,664
Micronetics, Inc. (a)	3,743	16,245

	Shares	Value
Microvision, Inc. (a)(d)	195,563	$ 242,498
MTS Systems Corp.	32,386	1,327,178
Multi-Fineline Electronix, Inc. (a)	21,997	466,116
Napco Security Technolgies, Inc. (a)	17,472	38,613
National Instruments Corp.	185,879	5,427,667
NeoPhotonics Corp.	15,177	144,637
NetList, Inc. (a)(d)	52,442	121,665
Newport Corp. (a)	77,293	1,405,960
OSI Systems, Inc. (a)	38,821	1,552,064
Par Technology Corp. (a)	25,957	105,905
Park Electrochemical Corp.	37,916	1,141,651
PC Connection, Inc. (a)	34,264	299,125
PC Mall, Inc. (a)	16,427	136,016
Perceptron, Inc. (a)	22,932	165,340
Planar Systems, Inc. (a)(d)	44,024	134,713
Plexus Corp. (a)(d)	84,283	3,142,070
Power-One, Inc. (a)(d)	142,864	1,198,629
Pulse Electronics Corp.	78,284	385,157
RadiSys Corp. (a)	64,186	553,925
RAE Systems, Inc. (a)	56,052	125,556
Research Frontiers, Inc. (a)(d)	33,274	172,027
RF Industries Ltd.	4,678	17,496
RF Monolithics, Inc. (a)	3,462	4,154
Richardson Electronics Ltd.	33,307	456,306
Rofin-Sinar Technologies, Inc. (a)	64,495	2,330,849
Rogers Corp. (a)	32,002	1,501,854
Sanmina-SCI Corp. (a)	167,768	1,793,440
ScanSource, Inc. (a)	56,111	1,988,013
Sigmatron International, Inc. (a)	762	3,543
SMART Modular Technologies (WWH), Inc. (a)	123,644	1,139,998
Spectrum Control, Inc. (a)	29,068	580,779
Superconductor Technologies, Inc. (a)(d)	54,849	152,480
SYNNEX Corp. (a)(d)	51,035	1,670,886
Tech Data Corp. (a)	97,860	4,635,628
Tessco Technologies, Inc.	11,035	126,130
Trimble Navigation Ltd. (a)	248,914	10,875,053
TTM Technologies, Inc. (a)	113,407	1,878,020
Universal Display Corp. (a)(d)	79,233	3,780,999
Viasystems Group, Inc. (a)(d)	9,833	223,111
Vicon Industries, Inc. (a)	18,575	83,402
Vishay Intertechnology, Inc. (a)	341,399	5,418,002
Vishay Precision Group, Inc. (a)	25,449	463,935
Wireless Ronin Technologies, Inc. (a)	6,055	7,387
X-Rite, Inc. (a)(d)	61,803	296,036
Zygo Corp. (a)	33,130	472,103
		139,999,213
Internet Software & Services - 1.5%
Ancestry.com, Inc. (a)(d)	61,682	2,536,981
AOL, Inc. (a)(d)	220,708	4,539,964
Autobytel, Inc. (a)	88,801	103,897
comScore, Inc. (a)(d)	51,954	1,458,349
Constant Contact, Inc. (a)(d)	59,717	1,436,194
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Cornerstone Ondemand, Inc.	20,976	$ 405,047
Crexendo, Inc.	12,555	73,070
DealerTrack Holdings, Inc. (a)	82,306	1,907,030
Demand Media, Inc. (d)	18,216	277,065
Dice Holdings, Inc. (a)	105,899	1,564,128
Digital River, Inc. (a)(d)	82,089	2,671,997
EarthLink, Inc.	230,245	1,817,784
EasyLink Services International Corp. (a)	52,492	211,018
EDGAR Online, Inc. (a)(d)	11,846	14,689
Equinix, Inc. (a)(d)	93,800	9,511,320
FriendFinder Networks, Inc. (a)	10,449	54,335
GSI Commerce, Inc. (a)	123,940	3,625,245
IAC/InterActiveCorp (a)	182,441	6,710,180
InfoSpace, Inc. (a)	79,745	741,629
InsWeb Corp. (a)	283	1,910
Internap Network Services Corp. (a)	102,188	843,051
Internet Media Services, Inc. (a)	7,375	1,033
IntraLinks Holdings, Inc.	71,719	1,480,997
Inuvo, Inc. (a)	12,036	30,090
iPass, Inc.	111,360	171,494
j2 Global Communications, Inc. (a)(d)	93,624	2,714,160
Keynote Systems, Inc.	36,547	775,893
KIT Digital, Inc. (a)(d)	61,743	756,352
Limelight Networks, Inc. (a)	122,190	700,149
LinkedIn Corp. (a)(d)	699	57,024
Liquidity Services, Inc. (a)	39,841	835,067
LivePerson, Inc. (a)	99,584	1,181,066
Local.com Corp. (a)(d)	40,543	152,442
LogMeIn, Inc. (a)(d)	31,013	1,349,686
LookSmart Ltd. (a)	40,635	73,143
LoopNet, Inc. (a)	68,498	1,265,158
Marchex, Inc. Class B	49,302	384,063
Market Leader, Inc. (a)	9,851	22,066
MediaMind Technologies, Inc. (a)	19,191	335,459
ModusLink Global Solutions, Inc.	97,556	462,415
Move, Inc. (a)	312,817	616,249
NIC, Inc.	118,854	1,552,233
Onstream Media Corp. (a)	183	216
Onvia.com, Inc. (a)(d)	1,133	4,838
OpenTable, Inc. (a)	35,550	3,140,132
Openwave Systems, Inc. (a)	210,780	512,195
Perficient, Inc. (a)	61,052	680,730
quepasa.com, Inc. (a)	26,197	224,770
QuinStreet, Inc. (a)(d)	54,986	850,084
Rackspace Hosting, Inc. (a)	214,694	9,446,536
RealNetworks, Inc. (a)	186,229	696,496
Reis, Inc. (a)	12,850	127,087
Responsys, Inc.	13,640	234,472
RightNow Technologies, Inc. (a)(d)	47,274	1,564,769
Saba Software, Inc. (a)	52,440	518,632
SAVVIS, Inc. (a)	85,070	3,343,251

	Shares	Value
SciQuest, Inc.	22,111	$ 364,389
Selectica, Inc. (a)	701	3,568
SPS Commerce, Inc. (a)	10,052	167,868
Stamps.com, Inc.	24,970	310,627
Support.com, Inc. (a)(d)	116,051	557,045
TechTarget, Inc. (a)	22,214	179,489
The Knot, Inc. (a)	65,794	675,046
TheStreet.com, Inc.	58,323	199,465
Travelzoo, Inc. (a)(d)	11,862	891,311
United Online, Inc.	183,141	1,113,497
ValueClick, Inc. (a)	168,479	3,041,046
Vertro, Inc. (a)	14,264	33,378
VistaPrint Ltd. (a)(d)	83,395	4,101,366
Vocus, Inc. (a)(d)	38,632	1,052,336
Web.com, Inc. (a)	54,104	645,461
WebMD Health Corp. (a)(d)	120,753	5,757,503
WebMediaBrands, Inc. (a)	31,939	45,353
Zix Corp. (a)(d)	168,463	641,844
		96,545,922
IT Services - 1.8%
Acorn Energy, Inc. (a)	33,213	135,177
Acxiom Corp. (a)	163,059	2,242,061
Alliance Data Systems Corp. (a)(d)	107,421	10,090,055
Analysts International Corp. (a)	1,936	6,466
Booz Allen Hamilton Holding Corp. Class A	30,588	550,278
Broadridge Financial Solutions, Inc.	256,251	5,863,023
CACI International, Inc. Class A (a)	62,437	3,985,354
Cardtronics, Inc. (a)	69,544	1,539,704
Cass Information Systems, Inc.	16,885	672,867
Ciber, Inc. (a)	130,559	796,410
Computer Task Group, Inc. (a)	27,473	368,688
Convergys Corp. (a)	223,194	2,852,419
CoreLogic, Inc. (a)	228,488	4,137,918
CSG Systems International, Inc. (a)	78,983	1,507,785
CSP, Inc. (a)	3,555	15,749
DST Systems, Inc.	76,200	3,830,574
Dynamics Research Corp. (a)	16,956	259,088
Echo Global Logistics, Inc. (a)(d)	31,274	465,983
Edgewater Technology, Inc. (a)	4,972	14,817
eLoyalty Corp. (a)(d)	7,980	51,710
Euronet Worldwide, Inc. (a)(d)	99,272	1,716,413
ExlService Holdings, Inc. (a)	29,709	697,567
FleetCor Technologies, Inc.	25,661	865,802
Forrester Research, Inc.	29,110	1,104,433
Gartner, Inc. Class A (a)	168,567	6,579,170
Genpact Ltd. (a)	254,610	4,078,852
Global Cash Access Holdings, Inc. (a)	60,585	194,478
Global Payments, Inc.	164,412	8,542,848
Hackett Group, Inc. (a)	84,122	418,086
Heartland Payment Systems, Inc.	77,033	1,465,168
iGate Corp.	48,489	894,622
Information Services Group, Inc. (a)	46,725	93,917
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Innodata Isogen, Inc. (a)	57,252	$ 151,145
Integral Systems, Inc. (a)(d)	46,815	555,694
Jack Henry & Associates, Inc.	176,529	5,514,766
Lender Processing Services, Inc.	189,103	5,026,358
Lionbridge Technologies, Inc. (a)	123,325	399,573
ManTech International Corp. Class A	44,878	2,020,408
Mastech Holdings, Inc. (a)	2,512	9,671
Maximus, Inc.	35,359	2,963,084
MoneyGram International, Inc. (a)(d)	187,523	686,334
NCI, Inc. Class A (a)	15,408	349,762
NeuStar, Inc. Class A (a)	152,065	4,069,259
Newtek Business Services, Inc. (a)	5,503	7,814
Online Resources Corp. (a)	46,607	156,600
PFSweb, Inc. (a)(d)	42,508	234,219
PRG-Schultz International, Inc. (a)	30,843	242,734
Rainmaker Systems, Inc. (a)	15,480	15,325
Sapient Corp. (a)	215,345	3,163,418
ServiceSource International, Inc.	24,225	471,176
SRA International, Inc. Class A (a)	89,680	2,775,596
StarTek, Inc. (a)	22,269	103,551
Storage Engine, Inc. (a)	500	0
Stream Global Services, Inc. (a)(d)	78,136	237,533
Syntel, Inc.	53,664	2,890,880
Teletech Holdings, Inc. (a)	62,415	1,129,712
The Management Network Group, Inc. (a)	2,929	6,883
Tier Technologies, Inc. Class B (a)	27,138	129,991
TNS, Inc. (a)	53,090	872,269
TSR, Inc. (a)	2,039	9,624
Unisys Corp. (a)	78,384	2,190,833
VeriFone Systems, Inc. (a)(d)	181,324	8,727,124
Virtusa Corp. (a)	31,847	641,717
WidePoint Corp. (a)	102,981	99,892
WPCS International, Inc. (a)	8,000	19,200
Wright Express Corp. (a)	78,435	4,232,353
XETA Technologies, Inc. (a)	3,181	17,464
Zanett, Inc. (a)(d)	19,063	16,204
		116,175,648
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	117,165	5,207,984
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Analogic Technologies, Inc. (a)	105,154	634,079
Advanced Energy Industries, Inc. (a)	74,192	1,101,751
AEHR Test Systems (a)	9,000	13,230
Aetrium, Inc. (a)	100	191
Amkor Technology, Inc. (a)(d)	208,769	1,334,034
Amtech Systems, Inc. (a)(d)	19,535	427,426
ANADIGICS, Inc. (a)	146,428	478,820
Applied Micro Circuits Corp. (a)	192,336	2,034,915
Atmel Corp. (a)	953,470	14,321,119
ATMI, Inc. (a)	65,860	1,263,853

	Shares	Value
AuthenTec, Inc. (a)	53,075	$ 134,280
Axcelis Technologies, Inc. (a)	209,208	376,574
AXT, Inc. (a)(d)	91,754	746,878
Brooks Automation, Inc. (a)	131,519	1,491,425
BTU International, Inc. (a)	12,079	105,329
Cabot Microelectronics Corp. (a)(d)	54,318	2,729,480
Cascade Microtech, Inc. (a)	15,468	85,538
Cavium Networks, Inc. (a)(d)	90,852	4,041,097
Ceva, Inc. (a)	45,066	1,547,116
Cirrus Logic, Inc. (a)(d)	136,722	2,249,077
Cohu, Inc.	53,812	710,318
Cree, Inc. (a)(d)	225,969	9,917,779
CVD Equipment Corp. (a)	8,902	114,035
CyberOptics Corp. (a)	1,958	19,521
Cymer, Inc. (a)(d)	56,538	2,706,474
Cypress Semiconductor Corp.	341,077	7,988,023
DayStar Technologies, Inc. (a)(d)	26,144	19,085
Diodes, Inc. (a)	68,522	2,000,842
DSP Group, Inc. (a)	46,628	385,147
Energy Conversion Devices, Inc. (a)(d)	99,364	139,110
Entegris, Inc. (a)	268,806	2,467,639
Entropic Communications, Inc. (a)(d)	140,648	1,251,767
Evergreen Solar, Inc. (a)(d)	98,423	68,739
Exar Corp. (a)(d)	95,781	609,167
Fairchild Semiconductor International, Inc. (a)	255,328	4,606,117
FEI Co. (a)	79,773	3,111,945
FormFactor, Inc. (a)	99,476	985,807
FSI International, Inc. (a)(d)	90,047	397,107
GSI Technology, Inc. (a)	42,569	298,409
GT Solar International, Inc. (a)(d)	135,116	1,724,080
Hittite Microwave Corp. (a)	65,370	4,145,765
Ikanos Communications, Inc. (a)(d)	115,443	176,628
Inphi Corp.	21,505	426,659
Integrated Device Technology, Inc. (a)	321,645	2,698,602
Integrated Silicon Solution, Inc. (a)(d)	51,768	478,336
International Rectifier Corp. (a)	159,745	4,597,461
Intersil Corp. Class A	249,838	3,585,175
Intest Corp. (a)	29,204	100,462
IXYS Corp. (a)	59,965	832,914
Kopin Corp. (a)	153,988	802,277
Kulicke & Soffa Industries, Inc. (a)	152,639	1,854,564
Lam Research Corp. (a)	253,851	11,929,728
Lattice Semiconductor Corp. (a)	235,951	1,554,917
LTX-Credence Corp. (a)	104,147	989,397
Marvell Technology Group Ltd. (a)	1,110,278	18,030,915
Mattson Technology, Inc. (a)(d)	118,451	201,367
Maxim Integrated Products, Inc.	612,153	16,681,169
MaxLinear, Inc. Class A (a)	19,423	176,944
MEMSIC, Inc. (a)	6,429	21,859
Micrel, Inc.	96,504	1,135,852
Microsemi Corp. (a)	170,010	3,748,721
Mindspeed Technologies, Inc. (a)(d)	64,454	560,105
MIPS Technologies, Inc. (a)(d)	104,835	830,293
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MKS Instruments, Inc.	98,625	$ 2,593,838
Monolithic Power Systems, Inc. (a)	82,168	1,421,506
MoSys, Inc. (a)(d)	60,959	368,192
Nanometrics, Inc. (a)	41,017	646,838
Netlogic Microsystems, Inc. (a)(d)	116,871	4,478,497
NVE Corp. (a)(d)	11,458	699,855
Omnivision Technologies, Inc. (a)	110,790	3,911,995
ON Semiconductor Corp. (a)	879,179	9,864,388
PDF Solutions, Inc. (a)	40,505	255,587
Pericom Semiconductor Corp. (a)	65,839	607,036
Photronics, Inc. (a)	110,400	1,108,416
Pixelworks, Inc. (a)	35,295	89,296
PLX Technology, Inc. (a)	81,321	285,437
PMC-Sierra, Inc. (a)	467,754	3,667,191
Power Integrations, Inc.	56,460	2,078,857
QuickLogic Corp. (a)(d)	76,504	236,397
Rambus, Inc. (a)	228,253	3,325,646
Ramtron International Corp. (a)	56,327	193,202
RF Micro Devices, Inc. (a)	556,352	3,505,018
Rubicon Technology, Inc. (a)(d)	35,909	823,752
Rudolph Technologies, Inc. (a)	62,052	727,870
Semtech Corp. (a)	136,520	3,907,202
Sigma Designs, Inc. (a)	62,892	565,399
Silicon Image, Inc. (a)	164,044	1,243,454
Silicon Laboratories, Inc. (a)	90,568	3,892,613
Skyworks Solutions, Inc. (a)	382,058	9,731,017
Spansion, Inc. Class A (a)	62,633	1,254,539
Spire Corp. (a)	200	638
Standard Microsystems Corp. (a)	48,129	1,290,820
SunPower Corp. Class A (a)(d)	204,250	4,301,505
Supertex, Inc. (a)	23,977	524,137
Tessera Technologies, Inc. (a)	101,467	1,755,379
TranSwitch Corp. (a)	48,274	162,683
Trident Microsystems, Inc. (a)	197,563	193,651
TriQuint Semiconductor, Inc. (a)	326,003	4,221,739
Ultra Clean Holdings, Inc. (a)	44,575	452,882
Ultratech, Inc. (a)	49,429	1,570,359
Varian Semiconductor Equipment Associates, Inc. (a)	153,676	9,438,011
Veeco Instruments, Inc. (a)(d)	83,345	4,799,839
Vitesse Semiconductor Corp. (a)(d)	50,744	219,722
Volterra Semiconductor Corp. (a)(d)	52,784	1,302,181
Zoran Corp. (a)	101,262	833,386
		242,747,403
Software - 3.9%
Accelrys, Inc. (a)	120,176	868,872
ACI Worldwide, Inc. (a)	86,141	2,788,384
Activision Blizzard, Inc.	1,118,174	13,406,906
Actuate Corp. (a)	89,294	485,759
Advent Software, Inc. (a)	65,312	1,825,470
American Software, Inc. Class A	40,573	311,601

	Shares	Value
ANSYS, Inc. (a)	186,035	$ 10,672,828
Ariba, Inc. (a)	192,336	6,450,949
Aspen Technology, Inc. (a)	191,793	3,174,174
Astea International, Inc. (a)	4,800	24,096
Authentidate Holding Corp. (a)	66,432	74,404
Bitstream, Inc. Class A (a)	3,682	21,540
Blackbaud, Inc.	87,706	2,468,924
Blackboard, Inc. (a)(d)	73,313	3,159,057
Bottomline Technologies, Inc. (a)	68,740	1,787,240
BroadSoft, Inc. (a)	40,287	1,592,948
BSQUARE Corp. (a)	30,361	195,525
Cadence Design Systems, Inc. (a)	554,510	5,927,712
Callidus Software, Inc. (a)(d)	65,801	387,568
Cinedigm Digital Cinema Corp. (a)	46,130	87,647
CommVault Systems, Inc. (a)	97,486	4,030,071
Concur Technologies, Inc. (a)(d)	92,094	4,601,937
Convio, Inc. (a)	18,780	214,468
CyberDefender Corp. (a)(d)	45,661	82,646
Datawatch Corp. (a)	3,120	17,940
Deltek, Inc. (a)	63,814	475,414
DemandTec, Inc. (a)(d)	53,416	530,955
Digimarc Corp. (a)	13,264	395,930
ebix.com, Inc. (a)	70,033	1,386,653
Ellie Mae, Inc.	15,532	104,841
EPIQ Systems, Inc.	76,732	1,147,911
ePlus, Inc. (a)(d)	8,745	229,819
Evolving Systems, Inc.	10,466	72,843
FactSet Research Systems, Inc.	87,113	9,657,347
Fair Isaac Corp.	85,151	2,490,667
FalconStor Software, Inc. (a)	70,467	310,055
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	93,871	4,551,805
Glu Mobile, Inc. (a)(d)	55,084	280,378
GSE Systems, Inc. (a)	33,148	77,235
Guidance Software, Inc. (a)	16,690	134,021
Informatica Corp. (a)	192,498	11,291,933
Interactive Intelligence, Inc. (a)	27,700	1,005,787
JDA Software Group, Inc. (a)	90,081	2,975,375
Kenexa Corp. (a)	46,883	1,482,440
Lawson Software, Inc. (a)	291,398	3,243,260
Magma Design Automation, Inc. (a)(d)	122,960	858,261
Majesco Entertainment Co. (a)(d)	66,866	201,267
Manhattan Associates, Inc. (a)	49,488	1,779,094
Mentor Graphics Corp. (a)	226,012	3,030,821
MICROS Systems, Inc. (a)	164,533	8,401,055
MicroStrategy, Inc. Class A (a)	21,893	3,200,538
Monotype Imaging Holdings, Inc. (a)	47,725	680,081
Motricity, Inc. (a)(d)	67,825	631,451
NetScout Systems, Inc. (a)	67,175	1,558,460
NetSol Technologies, Inc. (a)(d)	127,503	196,355
NetSuite, Inc. (a)	57,006	2,151,406
Nuance Communications, Inc. (a)(d)	484,472	10,639,005
Opnet Technologies, Inc.	30,753	1,204,595
Parametric Technology Corp. (a)	235,627	5,487,753
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Peerless Systems Corp. (a)	15,698	$ 50,705
Pegasystems, Inc. (d)	31,869	1,190,307
Pervasive Software, Inc. (a)	25,547	164,778
Progress Software Corp. (a)	136,316	3,690,074
PROS Holdings, Inc. (a)(d)	42,032	706,138
QAD, Inc. Class B	24,367	252,442
QLIK Technologies, Inc.	111,809	3,722,122
Quest Software, Inc. (a)	127,220	2,887,258
Radiant Systems, Inc. (a)	71,731	1,506,351
RealD, Inc. (d)	70,781	1,932,321
RealPage, Inc.	61,456	1,809,879
Renaissance Learning, Inc.	17,113	199,709
Rosetta Stone, Inc. (a)(d)	23,548	330,143
Rovi Corp. (a)	218,054	12,638,410
S1 Corp. (a)	119,210	867,849
Scientific Learning Corp. (a)	24,929	77,529
Smith Micro Software, Inc. (a)(d)	72,854	386,855
SolarWinds, Inc. (a)(d)	99,289	2,447,474
Solera Holdings, Inc.	144,126	8,516,405
Sonic Foundry, Inc. (a)	1,071	16,526
Sourcefire, Inc. (a)(d)	55,432	1,480,589
SRS Labs, Inc. (a)	23,248	225,273
SS&C Technologies Holdings, Inc. (a)	44,244	864,970
SuccessFactors, Inc. (a)(d)	156,794	5,498,766
Synchronoss Technologies, Inc. (a)	51,167	1,642,461
Synopsys, Inc. (a)	306,402	8,377,031
Take-Two Interactive Software, Inc. (a)(d)	173,469	2,843,157
Taleo Corp. Class A (a)(d)	81,580	3,045,381
TeleCommunication Systems, Inc. Class A (a)	88,267	440,452
TeleNav, Inc.	41,916	684,907
THQ, Inc. (a)(d)	139,201	574,900
TIBCO Software, Inc. (a)(d)	342,381	9,617,482
TiVo, Inc. (a)(d)	238,139	2,462,357
Tyler Technologies, Inc. (a)(d)	75,793	1,925,900
Ultimate Software Group, Inc. (a)	50,705	2,858,748
Vasco Data Security International, Inc. (a)	64,183	766,345
Verint Systems, Inc. (a)	36,973	1,254,864
Versant Corp. (a)	12,238	154,444
VirnetX Holding Corp. (d)	81,720	2,145,967
VMware, Inc. Class A (a)	131,062	12,754,954
Wave Systems Corp. Class A (a)(d)	160,361	439,389
Websense, Inc. (a)(d)	78,628	1,953,906
Zoo Entertainment, Inc. (a)(d)	16,428	41,070
		251,970,065
TOTAL INFORMATION TECHNOLOGY		1,013,298,646

	Shares	Value
MATERIALS - 7.3%
Chemicals - 3.8%
A. Schulman, Inc.	65,137	$ 1,660,342
ADA-ES, Inc. (a)(d)	14,108	159,420
Albemarle Corp.	195,960	13,881,806
American Pacific Corp. (a)	6,762	45,103
American Vanguard Corp.	54,844	655,386
Ampal-American Israel Corp. Class A (a)	4,585	5,731
Arabian American Development Co. (a)	9,649	39,754
Arch Chemicals, Inc.	51,074	1,846,325
Ashland, Inc.	148,758	10,166,122
Balchem Corp. (d)	69,438	2,996,250
Cabot Corp.	124,116	5,241,419
Calgon Carbon Corp. (a)(d)	113,204	1,952,769
Celanese Corp. Class A	325,404	16,950,294
Cereplast, Inc. (a)(d)	22,207	114,366
Chase Corp.	11,674	193,672
Chemtura Corp. (a)	229,942	4,380,395
Clean Diesel Technologies, Inc. (a)(d)	5,427	44,773
Converted Organics, Inc. (a)(d)	92,992	15,623
Cytec Industries, Inc.	99,781	5,606,694
Ferro Corp. (a)	176,641	2,313,997
Flotek Industries, Inc. (a)(d)	79,469	705,685
FutureFuel Corp.	27,930	380,686
Georgia Gulf Corp. (a)	69,742	1,976,488
H.B. Fuller Co.	97,921	2,182,659
Hawkins, Inc. (d)	17,707	771,140
Huntsman Corp.	397,840	7,539,068
Innophos Holdings, Inc.	44,030	1,976,507
Intrepid Potash, Inc. (a)(d)	87,582	2,819,265
KMG Chemicals, Inc.	16,501	305,269
Koppers Holdings, Inc.	42,068	1,688,189
Kraton Performance Polymers, Inc. (a)	64,391	2,476,478
Kronos Worldwide, Inc.	39,414	1,187,938
Landec Corp. (a)	68,409	392,668
LSB Industries, Inc. (a)	36,264	1,716,738
Lubrizol Corp.	136,747	18,392,472
LyondellBasell Industries NV Class A	702,791	30,789,274
Material Sciences Corp. (a)	21,107	166,745
Minerals Technologies, Inc.	38,575	2,623,100
Nalco Holding Co.	266,232	7,598,261
Nanophase Technologies Corp. (a)(d)	5,146	6,690
NewMarket Corp.	24,299	4,233,372
NL Industries, Inc.	13,948	267,662
Olin Corp.	146,914	3,528,874
OM Group, Inc. (a)	63,952	2,384,131
OMNOVA Solutions, Inc. (a)(d)	91,531	861,307
Penford Corp. (a)	27,329	159,055
PolyOne Corp.	176,864	2,693,639
Quaker Chemical Corp.	22,398	975,657
Rockwood Holdings, Inc. (a)	141,029	7,416,715
RPM International, Inc.	264,811	6,223,059
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Senomyx, Inc. (a)(d)	79,410	$ 508,224
Sensient Technologies Corp.	101,111	3,847,274
Solutia, Inc. (a)	251,438	6,278,407
Spartech Corp. (a)	67,518	480,053
Stepan Co.	16,020	1,075,423
STR Holdings, Inc. (a)(d)	84,443	1,335,044
The Mosaic Co.	308,370	21,848,015
The Scotts Miracle-Gro Co. Class A	91,230	5,263,971
TOR Minerals International, Inc. (a)	3,831	63,365
TPC Group, Inc. (a)	32,831	1,194,392
Valhi, Inc. (d)	19,180	777,557
Valspar Corp.	184,064	7,080,942
W.R. Grace & Co. (a)	124,249	5,813,611
Westlake Chemical Corp.	39,196	2,198,896
Zagg, Inc. (a)(d)	55,583	571,393
Zep, Inc.	44,069	821,005
Zoltek Companies, Inc. (a)(d)	60,096	662,258
		242,528,862
Construction Materials - 0.2%
Eagle Materials, Inc.	89,764	2,586,101
Headwaters, Inc. (a)	123,195	450,894
Martin Marietta Materials, Inc.	92,897	7,957,557
Texas Industries, Inc. (d)	49,233	2,062,370
U.S. Concrete, Inc. (a)	24,099	231,109
United States Lime & Minerals, Inc. (a)	5,589	220,542
		13,508,573
Containers & Packaging - 1.0%
AEP Industries, Inc. (a)	12,874	395,232
Aptargroup, Inc.	128,328	6,852,715
Boise, Inc.	176,662	1,491,027
Crown Holdings, Inc. (a)	330,488	13,421,118
Graham Packaging Co., Inc. (a)	41,381	938,935
Graphic Packaging Holding Co. (a)	260,313	1,426,515
Greif, Inc. Class A	71,069	4,699,082
MOD-PAC Corp. (sub. vtg.) (a)(d)	1,684	10,862
Myers Industries, Inc.	63,350	663,275
Packaging Corp. of America	209,651	6,100,844
Rock-Tenn Co. Class A (d)	141,258	10,852,852
Silgan Holdings, Inc.	104,566	4,693,968
Sonoco Products Co.	211,021	7,474,364
Temple-Inland, Inc.	221,233	5,252,071
UFP Technologies, Inc. (a)	15,346	245,843
		64,518,703
Metals & Mining - 1.9%
A.M. Castle & Co. (a)	38,879	718,484
Allied Nevada Gold Corp. (a)(d)	165,864	6,150,237
Amcol International Corp.	54,383	1,996,944
Carpenter Technology Corp.	90,690	4,767,573
Century Aluminum Co. (a)	117,350	1,894,029
Coeur d'Alene Mines Corp. (a)(d)	183,026	5,046,027

	Shares	Value
Commercial Metals Co.	238,172	$ 3,546,381
Compass Minerals International, Inc.	66,807	6,211,047
Friedman Industries	12,455	123,055
General Moly, Inc. (a)(d)	124,016	605,198
Globe Specialty Metals, Inc.	115,739	2,622,646
Golden Minerals Co. (a)	24,846	465,614
Handy & Harman Ltd. (a)	15,235	182,820
Haynes International, Inc.	24,962	1,404,612
Hecla Mining Co. (a)	530,659	4,505,295
Horsehead Holding Corp. (a)	89,036	1,187,740
Kaiser Aluminum Corp.	31,742	1,674,073
Materion Corp. (a)	41,932	1,663,442
Metals USA Holdings Corp. (a)	23,801	374,152
Mines Management, Inc. (a)(d)	44,361	97,594
Molycorp, Inc. (d)	114,060	7,577,006
Noranda Aluminium Holding Corp. (a)	46,669	691,635
Olympic Steel, Inc.	20,461	599,917
Reliance Steel & Aluminum Co.	154,126	7,939,030
Royal Gold, Inc.	110,489	6,852,528
RTI International Metals, Inc. (a)(d)	67,771	2,584,108
Schnitzer Steel Industries, Inc. Class A	49,999	2,954,941
Silver Bull Resources, Inc. (a)(d)	148,902	118,377
Solitario Exploration & Royalty Corp. (a)(d)	57,827	179,040
Southern Copper Corp.	439,732	15,197,138
Steel Dynamics, Inc.	448,663	7,672,137
Stillwater Mining Co. (a)	98,118	1,986,890
Synalloy Corp.	8,627	126,989
Timberline Resources Corp. (a)(d)	97,709	91,846
Universal Stainless & Alloy Products, Inc. (a)	14,191	516,694
US Energy Corp. (a)(d)	57,440	286,626
US Gold Corp. (a)(d)	234,089	1,655,009
Vista Gold Corp. (a)(d)	128,163	367,828
Walter Energy, Inc.	132,663	16,523,177
Worthington Industries, Inc.	122,406	2,672,123
		121,830,002
Paper & Forest Products - 0.4%
AbitibiBowater, Inc. (a)(d)	155,073	3,845,810
Buckeye Technologies, Inc.	82,722	2,106,929
Clearwater Paper Corp. (a)	26,145	1,806,358
Deltic Timber Corp.	29,841	1,716,156
Domtar Corp.	87,031	8,918,937
Glatfelter	94,725	1,459,712
Kapstone Paper & Packaging Corp. (a)	85,785	1,411,163
Louisiana-Pacific Corp. (a)(d)	278,523	2,334,023
Neenah Paper, Inc.	32,380	750,892
Schweitzer-Mauduit International, Inc.	37,825	1,992,621
Verso Paper Corp. (a)(d)	31,277	117,602
Wausau-Mosinee Paper Corp.	98,528	675,902
		27,136,105
TOTAL MATERIALS		469,522,245
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	189,155	$ 645,019
AboveNet, Inc.	46,222	3,608,552
Alaska Communication Systems Group, Inc. (d)	96,851	873,596
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc.	19,662	751,678
Boingo Wireless, Inc.	12,037	112,546
Cbeyond, Inc. (a)	61,567	884,102
Cincinnati Bell, Inc. New (a)(d)	406,578	1,292,918
Cogent Communications Group, Inc. (a)	94,022	1,462,042
Consolidated Communications Holdings, Inc.	59,503	1,138,887
FairPoint Communications, Inc. (a)(d)	43,522	466,121
General Communications, Inc. Class A (a)	82,347	1,016,985
Global Crossing Ltd. (a)(d)	63,505	2,212,514
Globalstar, Inc. (a)(d)	162,333	196,423
HickoryTech Corp.	34,243	354,757
Hughes Communications, Inc. (a)	17,920	1,075,200
IDT Corp. Class B	36,110	1,065,245
inContact, Inc. (a)	51,248	203,455
Iridium Communications, Inc. (a)(d)	84,519	753,909
Level 3 Communications, Inc. (a)(d)	3,435,580	7,867,478
Multiband Corp. (a)(d)	17,408	55,183
Neutral Tandem, Inc. (a)(d)	66,406	1,126,910
PAETEC Holding Corp. (a)(d)	264,675	1,180,451
Premiere Global Services, Inc. (a)	109,608	922,899
SureWest Communications	34,972	520,034
Towerstream Corp. (a)(d)	73,948	391,924
tw telecom, inc. (a)(d)	314,343	6,821,243
Vonage Holdings Corp. (a)	278,450	1,328,207
Warwick Valley Telephone Co.	5,739	83,675
		38,411,953
Wireless Telecommunication Services - 0.9%
Clearwire Corp. Class A (a)(d)	222,323	1,022,686
Crown Castle International Corp. (a)	510,522	21,140,716
FiberTower Corp. (a)(d)	90,685	167,767
ICO Global Communications Holdings Ltd. Class A (a)(d)	256,404	748,700
Leap Wireless International, Inc. (a)	129,972	2,184,829
NII Holdings, Inc. (a)	351,576	15,349,808
NTELOS Holdings Corp.	59,417	1,238,844
SBA Communications Corp. Class A (a)	240,635	9,454,549
Shenandoah Telecommunications Co.	47,154	858,674
Telephone & Data Systems, Inc.	194,423	6,357,632
U.S. Cellular Corp. (a)	33,174	1,638,796
USA Mobility, Inc.	51,581	838,707
		61,001,708
TOTAL TELECOMMUNICATION SERVICES		99,413,661

	Shares	Value
UTILITIES - 3.7%
Electric Utilities - 1.1%
Allete, Inc.	60,317	$ 2,405,442
Central Vermont Public Service Corp.	30,326	1,040,182
Cleco Corp.	125,943	4,419,340
DPL, Inc.	238,076	7,182,753
El Paso Electric Co.	106,713	3,323,043
Empire District Electric Co.	85,597	1,640,039
Great Plains Energy, Inc.	284,929	6,031,947
Hawaiian Electric Industries, Inc. (d)	191,479	4,754,424
IDACORP, Inc.	101,920	4,012,590
ITC Holdings Corp.	103,432	7,477,099
MGE Energy, Inc.	60,326	2,511,975
NV Energy, Inc.	487,880	7,693,868
Otter Tail Corp.	66,921	1,466,908
PNM Resources, Inc.	163,667	2,705,416
Portland General Electric Co. (d)	156,986	4,076,926
UIL Holdings Corp.	103,339	3,423,621
Unisource Energy Corp.	74,337	2,816,629
Unitil Corp.	33,222	851,480
Westar Energy, Inc.	227,051	6,173,517
		74,007,199
Gas Utilities - 1.1%
AGL Resources, Inc.	159,373	6,551,824
Atmos Energy Corp.	200,958	6,701,949
Chesapeake Utilities Corp.	22,726	919,039
Delta Natural Gas Co., Inc.	2,782	87,828
Energen Corp.	148,029	9,217,766
Gas Natural, Inc.	9,719	111,769
Laclede Group, Inc.	48,520	1,824,837
National Fuel Gas Co.	142,404	10,258,784
New Jersey Resources Corp.	84,111	3,875,835
Northwest Natural Gas Co.	53,887	2,434,076
Piedmont Natural Gas Co., Inc. (d)	135,471	4,263,272
Questar Corp.	358,902	6,219,772
South Jersey Industries, Inc.	60,033	3,360,047
Southwest Gas Corp.	94,718	3,699,685
UGI Corp.	226,907	7,438,011
WGL Holdings, Inc.	102,458	4,021,477
		70,985,971
Independent Power Producers & Energy Traders - 0.3%
American DG Energy, Inc. (a)(d)	5,053	8,236
Black Hills Corp.	79,783	2,474,869
Calpine Corp. (a)(d)	724,155	11,434,407
Dynegy, Inc. (a)(d)	253,562	1,536,586
GenOn Energy, Inc. (a)	1,597,290	6,373,187
Ormat Technologies, Inc. (d)	38,747	852,821
Synthesis Energy Systems, Inc. (a)(d)	67,279	160,797
Tegal Corp. (a)	888	523
US Geothermal, Inc. (a)(d)	165,746	142,542
		22,983,968
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.8%
Alliant Energy Corp.	226,666	$ 9,322,773
Avista Corp.	118,324	2,949,817
CH Energy Group, Inc.	33,789	1,822,917
MDU Resources Group, Inc.	360,065	8,508,336
NorthWestern Energy Corp.	73,604	2,434,084
NSTAR	209,662	9,652,838
OGE Energy Corp.	197,887	10,106,089
Vectren Corp.	166,861	4,708,817
		49,505,671
Water Utilities - 0.4%
American States Water Co.	47,115	1,629,237
American Water Works Co., Inc.	363,601	10,911,666
Aqua America, Inc.	274,074	6,240,665
Artesian Resources Corp. Class A	13,467	264,761
Cadiz, Inc. (a)(d)	29,110	305,946
California Water Service Group	46,657	1,765,501
Connecticut Water Service, Inc.	17,922	451,813
Middlesex Water Co.	46,243	867,519
Pennichuck Corp.	4,601	130,392
Pure Cycle Corp. (a)	30,919	105,743
SJW Corp.	29,113	677,751
York Water Co.	22,689	399,100
		23,750,094
TOTAL UTILITIES		241,232,903
TOTAL COMMON STOCKS (Cost $5,147,699,205)		6,335,022,040
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $37,351)	$ 37,300	25,286
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 0.12% to 0.21% 6/2/11 to 7/28/11 (e) (Cost $10,997,774)	11,000,000	10,999,703
Money Market Funds - 16.0%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	85,420,308	$ 85,420,308
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	945,326,530	945,326,530
TOTAL MONEY MARKET FUNDS (Cost $1,030,746,838)		1,030,746,838
TOTAL INVESTMENT PORTFOLIO - 114.7% (Cost $6,189,481,168)		7,376,793,867
NET OTHER ASSETS (LIABILITIES) - (14.7)%		(945,150,880)
NET ASSETS - 100%		$ 6,431,642,987
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
394 CME E-mini S&P Midcap 400 Index Contracts	June 2011	$ 39,384,240	$ 1,573,472
697 NYFE Russell Mini Index Contracts	June 2011	59,091,660	2,841,103
TOTAL EQUITY INDEX CONTRACTS		$ 98,475,900	$ 4,414,575

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,599,776.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 33,389
Fidelity Securities Lending Cash Central Fund	1,936,532
Total	$ 1,969,921
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 949,699,673	$ 949,474,104	$ -	$ 225,569
Consumer Staples	217,622,949	217,522,731	-	100,218
Energy	460,717,858	460,717,856	-	2
Financials	1,253,227,512	1,253,207,338	17,963	2,211
Health Care	748,666,628	748,666,628	-	-
Industrials	881,619,965	881,619,965	-	-
Information Technology	1,013,298,646	1,013,298,646	-	-
Materials	469,522,245	469,522,245	-	-
Telecommunication Services	99,413,661	99,413,661	-	-
Utilities	241,232,903	241,232,903	-	-
Corporate Bonds	25,286	-	25,286	-
U.S. Government and Government Agency Obligations	10,999,703	-	10,999,703	-
Money Market Funds	1,030,746,838	1,030,746,838	-	-
Total Investments in Securities:	$ 7,376,793,867	$ 7,365,422,915	$ 11,042,952	$ 328,000
Derivative Instruments:
Assets
Futures Contracts	$ 4,414,575	$ 4,414,575	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 222,249
Total Realized Gain (Loss)	(214,134)
Total Unrealized Gain (Loss)	166,224
Cost of Purchases	-
Proceeds of Sales	(751)
Amortization/Accretion	-
Transfers in to Level 3	156,090
Transfers out of Level 3	(1,678)
Ending Balance	$ 328,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ (48,188)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $6,203,065,877. Net unrealized appreciation aggregated $1,173,727,990, of which $1,829,604,219 related to appreciated investment securities and $655,876,229 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011